UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.4%)
U.S. Government Securities (74.8%)
United States Treasury Note/Bond	1.750%	11/15/11	1,140	1,155
United States Treasury Note/Bond	0.750%	11/30/11	1,989	1,997
United States Treasury Note/Bond	4.500%	11/30/11	1,490	1,552
United States Treasury Note/Bond	1.125%	12/15/11	965	973
United States Treasury Note/Bond	1.000%	12/31/11	1,331	1,340
United States Treasury Note/Bond	4.625%	12/31/11	596	624
United States Treasury Note/Bond	0.875%	1/31/12	650	654
United States Treasury Note/Bond	4.750%	1/31/12	190	200
United States Treasury Note/Bond	1.375%	2/15/12	369	374
United States Treasury Note/Bond	4.875%	2/15/12	1,671	1,762
United States Treasury Note/Bond	0.875%	2/29/12	865	871
United States Treasury Note/Bond	4.625%	2/29/12	1,610	1,696
United States Treasury Note/Bond	1.375%	3/15/12	800	811
United States Treasury Note/Bond	1.000%	3/31/12	805	812
United States Treasury Note/Bond	4.500%	3/31/12	870	918
United States Treasury Note/Bond	1.375%	4/15/12	935	948
United States Treasury Note/Bond	1.000%	4/30/12	840	847
United States Treasury Note/Bond	4.500%	4/30/12	1,072	1,134
United States Treasury Note/Bond	1.375%	5/15/12	626	635
United States Treasury Note/Bond	0.750%	5/31/12	730	734
United States Treasury Note/Bond	4.750%	5/31/12	885	943
United States Treasury Note/Bond	1.875%	6/15/12	1,355	1,386
United States Treasury Note/Bond	0.625%	6/30/12	1,187	1,191
United States Treasury Note/Bond	4.875%	6/30/12	1,415	1,515
United States Treasury Note/Bond	1.500%	7/15/12	265	270
United States Treasury Note/Bond	0.625%	7/31/12	419	420
United States Treasury Note/Bond	4.625%	7/31/12	1,410	1,509
United States Treasury Note/Bond	1.750%	8/15/12	1,136	1,162
United States Treasury Note/Bond	4.375%	8/15/12	1,230	1,313
United States Treasury Note/Bond	0.375%	8/31/12	1,366	1,365
United States Treasury Note/Bond	4.125%	8/31/12	924	984
United States Treasury Note/Bond	1.375%	9/15/12	2,410	2,450
United States Treasury Note/Bond	0.375%	9/30/12	1,479	1,477
United States Treasury Note/Bond	4.250%	9/30/12	865	925
United States Treasury Note/Bond	1.375%	10/15/12	1,720	1,750
United States Treasury Note/Bond	0.375%	10/31/12	111	111
United States Treasury Note/Bond	3.875%	10/31/12	1,345	1,434
United States Treasury Note/Bond	1.375%	11/15/12	1,528	1,555
United States Treasury Note/Bond	4.000%	11/15/12	512	548
United States Treasury Note/Bond	0.500%	11/30/12	835	836
United States Treasury Note/Bond	3.375%	11/30/12	75	79
United States Treasury Note/Bond	1.125%	12/15/12	990	1,003
United States Treasury Note/Bond	3.625%	12/31/12	1,115	1,189
United States Treasury Note/Bond	1.375%	1/15/13	1,785	1,818
United States Treasury Note/Bond	2.875%	1/31/13	1,210	1,273
United States Treasury Note/Bond	1.375%	2/15/13	1,784	1,817
United States Treasury Note/Bond	3.875%	2/15/13	1,190	1,279
United States Treasury Note/Bond	2.750%	2/28/13	1,435	1,506
United States Treasury Note/Bond	1.375%	3/15/13	1,799	1,833

United States Treasury Note/Bond	2.500%	3/31/13	1,344	1,406
United States Treasury Note/Bond	1.750%	4/15/13	1,771	1,821
United States Treasury Note/Bond	3.125%	4/30/13	1,002	1,064
United States Treasury Note/Bond	1.375%	5/15/13	1,665	1,697
United States Treasury Note/Bond	3.625%	5/15/13	521	561
United States Treasury Note/Bond	3.500%	5/31/13	810	870
United States Treasury Note/Bond	1.125%	6/15/13	1,413	1,432
United States Treasury Note/Bond	3.375%	6/30/13	857	918
United States Treasury Note/Bond	1.000%	7/15/13	1,539	1,555
United States Treasury Note/Bond	3.375%	7/31/13	1,392	1,495
United States Treasury Note/Bond	0.750%	8/15/13	1,430	1,435
United States Treasury Note/Bond	4.250%	8/15/13	1,193	1,309
United States Treasury Note/Bond	3.125%	8/31/13	955	1,020
United States Treasury Note/Bond	0.750%	9/15/13	1,223	1,226
United States Treasury Note/Bond	3.125%	9/30/13	704	753
United States Treasury Note/Bond	0.500%	10/15/13	980	975
United States Treasury Note/Bond	2.750%	10/31/13	557	590
United States Treasury Note/Bond	0.500%	11/15/13	1,364	1,356
United States Treasury Note/Bond	4.250%	11/15/13	1,178	1,301
				77,762
Agency Bonds and Notes (23.6%)
1 Ally Financial Inc.	1.750%	10/30/12	150	153
1 Bank of America Corp.	2.100%	4/30/12	530	542
1 Bank of America Corp.	3.125%	6/15/12	200	208
1 Citibank NA	1.750%	12/28/12	450	460
1 Citigroup Funding Inc.	1.875%	10/22/12	115	118
1 Citigroup Inc.	2.125%	4/30/12	100	102
2 Federal Farm Credit Bank	2.250%	4/24/12	500	513
2 Federal Farm Credit Bank	1.750%	2/21/13	200	205
2 Federal Farm Credit Bank	1.375%	6/25/13	60	61
2 Federal Home Loan Banks	1.000%	12/28/11	875	881
2 Federal Home Loan Banks	1.125%	5/18/12	580	585
2 Federal Home Loan Banks	1.375%	6/8/12	50	51
2 Federal Home Loan Banks	0.875%	8/22/12	75	75
2 Federal Home Loan Banks	1.750%	8/22/12	360	368
2 Federal Home Loan Banks	1.625%	9/26/12	690	703
2 Federal Home Loan Banks	4.625%	10/10/12	500	537
2 Federal Home Loan Banks	4.500%	11/15/12	100	108
2 Federal Home Loan Banks	1.625%	11/21/12	200	204
2 Federal Home Loan Banks	1.750%	12/14/12	50	51
2 Federal Home Loan Banks	1.500%	1/16/13	25	25
2 Federal Home Loan Banks	1.625%	3/20/13	25	26
2 Federal Home Loan Banks	3.875%	6/14/13	50	54
2 Federal Home Loan Banks	1.875%	6/21/13	825	848
2 Federal Home Loan Banks	4.000%	9/6/13	250	272
2 Federal Home Loan Banks	0.875%	12/27/13	200	200
2 Federal Home Loan Mortgage Corp.	1.125%	12/15/11	730	736
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	100	106
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	515	526
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	770	784
2 Federal Home Loan Mortgage Corp.	5.125%	7/15/12	940	1,009
2 Federal Home Loan Mortgage Corp.	1.000%	8/28/12	225	227
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	540	555
2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	250	249
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	100	107
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	590	603
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	375	411

2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	550	550
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	275	288
2 Federal National Mortgage Assn.	5.000%	2/16/12	25	26
2 Federal National Mortgage Assn.	6.125%	3/15/12	550	590
2 Federal National Mortgage Assn.	1.000%	4/4/12	600	605
2 Federal National Mortgage Assn.	1.875%	4/20/12	25	26
2 Federal National Mortgage Assn.	4.875%	5/18/12	100	106
2 Federal National Mortgage Assn.	1.250%	6/22/12	270	273
2 Federal National Mortgage Assn.	1.125%	7/30/12	225	227
2 Federal National Mortgage Assn.	5.250%	8/1/12	125	134
2 Federal National Mortgage Assn.	1.750%	8/10/12	1,050	1,072
2 Federal National Mortgage Assn.	4.375%	9/15/12	525	560
2 Federal National Mortgage Assn.	0.625%	9/24/12	200	200
2 Federal National Mortgage Assn.	0.500%	10/30/12	350	349
2 Federal National Mortgage Assn.	0.375%	12/28/12	225	224
2 Federal National Mortgage Assn.	4.375%	3/15/13	125	136
2 Federal National Mortgage Assn.	3.250%	4/9/13	175	185
2 Federal National Mortgage Assn.	1.750%	5/7/13	25	26
2 Federal National Mortgage Assn.	1.500%	6/26/13	475	484
2 Federal National Mortgage Assn.	3.875%	7/12/13	280	302
2 Federal National Mortgage Assn.	1.250%	8/20/13	675	683
2 Federal National Mortgage Assn.	0.750%	12/18/13	450	448
1 General Electric Capital Corp.	2.200%	6/8/12	115	118
1 General Electric Capital Corp.	2.000%	9/28/12	115	118
1 General Electric Capital Corp.	2.125%	12/21/12	255	263
1 Goldman Sachs Group Inc.	2.150%	3/15/12	100	102
1 Goldman Sachs Group Inc.	3.250%	6/15/12	300	312
1 HSBC USA Inc.	3.125%	12/16/11	250	257
1 John Deere Capital Corp.	2.875%	6/19/12	490	508
1 JPMorgan Chase & Co.	3.125%	12/1/11	450	462
1 JPMorgan Chase & Co.	2.200%	6/15/12	410	421
1 JPMorgan Chase & Co.	2.125%	6/22/12	210	215
1 Morgan Stanley	3.250%	12/1/11	300	308
1 Morgan Stanley	2.250%	3/13/12	220	225
1 Morgan Stanley	1.950%	6/20/12	500	511
1 PNC Funding Corp.	2.300%	6/22/12	200	206
1 Wells Fargo & Co.	3.000%	12/9/11	375	385
				24,568
Total U.S. Government and Agency Obligations (Cost $101,675)				102,330
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
3 Vanguard Market Liquidity Fund (Cost $302)	0.216%		302,064	302

Total Investments (98.7%) (Cost $101,977)				102,632
Other Assets and Liabilities-Net (1.3%)				1,313
Net Assets (100%)				103,945

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	102,330	—
Temporary Cash Investments	302	—	—
Total	302	102,330	—

C. At November 30, 2010, the cost of investment securities for tax purposes was $101,977,000. Net unrealized appreciation of investment securities for tax purposes was $655,000, consisting of unrealized gains of $672,000 on securities that had risen in value since their purchase and $17,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (89.5%)
United States Treasury Note/Bond	0.875%	12/31/10	80	80
United States Treasury Note/Bond	1.125%	12/15/11	510	514
United States Treasury Note/Bond	3.125%	8/31/13	343	366
United States Treasury Note/Bond	0.750%	9/15/13	566	568
United States Treasury Note/Bond	2.750%	10/31/13	1,395	1,478
United States Treasury Note/Bond	4.250%	11/15/13	1,018	1,124
United States Treasury Note/Bond	2.000%	11/30/13	924	959
United States Treasury Note/Bond	1.500%	12/31/13	859	879
United States Treasury Note/Bond	1.750%	1/31/14	944	973
United States Treasury Note/Bond	4.000%	2/15/14	974	1,073
United States Treasury Note/Bond	1.750%	3/31/14	1,153	1,187
United States Treasury Note/Bond	1.875%	4/30/14	1,022	1,057
United States Treasury Note/Bond	4.750%	5/15/14	799	904
United States Treasury Note/Bond	2.250%	5/31/14	641	671
United States Treasury Note/Bond	2.625%	7/31/14	2,006	2,125
United States Treasury Note/Bond	2.375%	8/31/14	72	76
United States Treasury Note/Bond	2.375%	10/31/14	319	335
United States Treasury Note/Bond	4.250%	11/15/14	340	382
United States Treasury Note/Bond	2.125%	11/30/14	651	677
United States Treasury Note/Bond	2.625%	12/31/14	1,445	1,531
United States Treasury Note/Bond	2.250%	1/31/15	271	283
United States Treasury Note/Bond	4.000%	2/15/15	2,077	2,318
United States Treasury Note/Bond	11.250%	2/15/15	435	615
United States Treasury Note/Bond	2.375%	2/28/15	4,244	4,451
United States Treasury Note/Bond	2.500%	3/31/15	2,550	2,688
United States Treasury Note/Bond	2.500%	4/30/15	3,408	3,591
United States Treasury Note/Bond	4.125%	5/15/15	1,000	1,125
United States Treasury Note/Bond	2.125%	5/31/15	2,611	2,706
United States Treasury Note/Bond	1.875%	6/30/15	2,533	2,596
United States Treasury Note/Bond	1.750%	7/31/15	2,080	2,117
United States Treasury Note/Bond	4.250%	8/15/15	909	1,030
United States Treasury Note/Bond	10.625%	8/15/15	213	303
United States Treasury Note/Bond	1.250%	8/31/15	498	495
United States Treasury Note/Bond	1.250%	9/30/15	378	375
United States Treasury Note/Bond	1.250%	10/31/15	808	801
United States Treasury Note/Bond	9.875%	11/15/15	87	122
United States Treasury Note/Bond	1.375%	11/30/15	230	229
United States Treasury Note/Bond	4.500%	2/15/16	203	233
United States Treasury Note/Bond	9.250%	2/15/16	121	168
United States Treasury Note/Bond	2.625%	2/29/16	729	768
United States Treasury Note/Bond	2.375%	3/31/16	638	664
United States Treasury Note/Bond	2.625%	4/30/16	2,337	2,460
United States Treasury Note/Bond	5.125%	5/15/16	601	712
United States Treasury Note/Bond	7.250%	5/15/16	123	159
United States Treasury Note/Bond	3.250%	5/31/16	917	995
United States Treasury Note/Bond	3.250%	6/30/16	955	1,036
United States Treasury Note/Bond	3.250%	7/31/16	182	197
United States Treasury Note/Bond	4.875%	8/15/16	172	202
United States Treasury Note/Bond	3.000%	8/31/16	375	401

United States Treasury Note/Bond	3.000%	9/30/16	685	732
United States Treasury Note/Bond	3.125%	10/31/16	325	349
United States Treasury Note/Bond	4.625%	11/15/16	202	235
United States Treasury Note/Bond	7.500%	11/15/16	315	417
United States Treasury Note/Bond	2.750%	11/30/16	1,600	1,685
United States Treasury Note/Bond	3.250%	12/31/16	223	241
United States Treasury Note/Bond	3.125%	1/31/17	2,680	2,873
United States Treasury Note/Bond	4.625%	2/15/17	370	430
United States Treasury Note/Bond	3.000%	2/28/17	927	986
United States Treasury Note/Bond	3.250%	3/31/17	1,639	1,767
United States Treasury Note/Bond	3.125%	4/30/17	1,218	1,303
United States Treasury Note/Bond	4.500%	5/15/17	669	772
United States Treasury Note/Bond	8.750%	5/15/17	387	548
United States Treasury Note/Bond	2.750%	5/31/17	1,204	1,259
United States Treasury Note/Bond	2.500%	6/30/17	906	932
United States Treasury Note/Bond	2.375%	7/31/17	1,109	1,131
United States Treasury Note/Bond	4.750%	8/15/17	703	823
United States Treasury Note/Bond	8.875%	8/15/17	438	628
United States Treasury Note/Bond	1.875%	8/31/17	684	675
United States Treasury Note/Bond	1.875%	9/30/17	739	728
United States Treasury Note/Bond	1.875%	10/31/17	138	136
United States Treasury Note/Bond	4.250%	11/15/17	1,368	1,558
United States Treasury Note/Bond	2.250%	11/30/17	255	257
United States Treasury Note/Bond	3.500%	2/15/18	1,382	1,504
United States Treasury Note/Bond	3.875%	5/15/18	1,090	1,213
United States Treasury Note/Bond	9.125%	5/15/18	171	254
United States Treasury Note/Bond	4.000%	8/15/18	1,575	1,767
United States Treasury Note/Bond	3.750%	11/15/18	1,998	2,202
United States Treasury Note/Bond	2.750%	2/15/19	1,686	1,725
United States Treasury Note/Bond	8.875%	2/15/19	304	453
United States Treasury Note/Bond	3.125%	5/15/19	2,208	2,313
United States Treasury Note/Bond	3.625%	8/15/19	2,408	2,610
United States Treasury Note/Bond	8.125%	8/15/19	659	952
United States Treasury Note/Bond	3.375%	11/15/19	2,525	2,680
United States Treasury Note/Bond	3.625%	2/15/20	2,537	2,738
United States Treasury Note/Bond	8.500%	2/15/20	260	386
United States Treasury Note/Bond	3.500%	5/15/20	2,799	2,984
United States Treasury Note/Bond	8.750%	5/15/20	161	244
United States Treasury Note/Bond	2.625%	8/15/20	1,814	1,792
United States Treasury Note/Bond	8.750%	8/15/20	435	661
United States Treasury Note/Bond	2.625%	11/15/20	738	726
				98,468
Agency Bonds and Notes (9.6%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	51
1 Federal Farm Credit Bank	2.625%	4/17/14	550	579
1 Federal Farm Credit Bank	1.500%	11/16/15	50	49
1 Federal Home Loan Banks	1.875%	6/21/13	85	87
1 Federal Home Loan Banks	2.500%	6/13/14	100	105
1 Federal Home Loan Banks	5.500%	8/13/14	150	174
1 Federal Home Loan Banks	4.500%	11/14/14	100	113
1 Federal Home Loan Banks	2.750%	12/12/14	25	26
1 Federal Home Loan Banks	5.375%	5/18/16	485	575
1 Federal Home Loan Banks	4.750%	12/16/16	170	195
1 Federal Home Loan Banks	5.375%	5/15/19	325	385
1 Federal Home Loan Banks	4.125%	3/13/20	200	216
1 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	240	251
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	450	499

Intermediate-Term Government Bond Index Fund

1	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	185	194
1	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	100	107
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	580	653
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	50	57
1	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	450	477
1	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	250	251
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	116
1	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	232
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	225	263
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	275	294
[1,2] Federal National Mortgage Assn.		2.000%	5/24/13	20	20
1	Federal National Mortgage Assn.	2.875%	12/11/13	155	164
1	Federal National Mortgage Assn.	2.750%	2/5/14	100	106
1	Federal National Mortgage Assn.	2.750%	3/13/14	225	238
1	Federal National Mortgage Assn.	2.500%	5/15/14	450	472
1	Federal National Mortgage Assn.	2.625%	11/20/14	200	211
1	Federal National Mortgage Assn.	5.000%	4/15/15	270	311
1	Federal National Mortgage Assn.	2.375%	7/28/15	865	896
1	Federal National Mortgage Assn.	4.375%	10/15/15	175	197
1	Federal National Mortgage Assn.	1.625%	10/26/15	100	100
1	Federal National Mortgage Assn.	4.875%	12/15/16	100	115
1	Federal National Mortgage Assn.	5.000%	2/13/17	380	441
1	Federal National Mortgage Assn.	5.000%	5/11/17	340	394
1	Federal National Mortgage Assn.	5.375%	6/12/17	370	438
1	Financing Corp. Fico	10.700%	10/6/17	100	150
	Private Export Funding Corp.	3.050%	10/15/14	175	186
	Private Export Funding Corp.	2.250%	12/15/17	25	24
1	Tennessee Valley Authority	5.500%	7/18/17	125	149
					10,561
Total U.S. Government and Agency Obligations (Cost $105,787)					109,029
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
3	Vanguard Market Liquidity Fund (Cost
	$2,140)	0.216%		2,140,484	2,140

Total Investments (101.1%) (Cost $107,927)					111,169
Other Assets and Liabilities-Net (-1.1%)					(1,158)
Net Assets (100%)					110,011

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market

Intermediate-Term Government Bond Index Fund

value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	109,029	—
Temporary Cash Investments	2,140	—	—
Total	2,140	109,029	—

C. At November 30, 2010, the cost of investment securities for tax purposes was $107,927,000. Net unrealized appreciation of investment securities for tax purposes was $3,242,000, consisting of unrealized gains of $3,334,000 on securities that had risen in value since their purchase and $92,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (91.3%)
	United States Treasury Note/Bond	1.000%	10/31/11	735	740
	United States Treasury Note/Bond	0.750%	5/31/12	15	15
	United States Treasury Note/Bond	7.875%	2/15/21	2,194	3,187
	United States Treasury Note/Bond	8.125%	5/15/21	290	429
	United States Treasury Note/Bond	8.125%	8/15/21	2,484	3,684
	United States Treasury Note/Bond	8.000%	11/15/21	988	1,455
	United States Treasury Note/Bond	7.250%	8/15/22	290	409
	United States Treasury Note/Bond	7.625%	11/15/22	545	791
	United States Treasury Note/Bond	7.125%	2/15/23	921	1,290
	United States Treasury Note/Bond	6.250%	8/15/23	2,255	2,960
	United States Treasury Note/Bond	7.500%	11/15/24	1,731	2,531
	United States Treasury Note/Bond	7.625%	2/15/25	944	1,396
	United States Treasury Note/Bond	6.875%	8/15/25	2,268	3,163
	United States Treasury Note/Bond	6.000%	2/15/26	1,990	2,569
	United States Treasury Note/Bond	6.750%	8/15/26	199	276
	United States Treasury Note/Bond	6.500%	11/15/26	380	516
	United States Treasury Note/Bond	6.625%	2/15/27	380	522
	United States Treasury Note/Bond	6.375%	8/15/27	1,155	1,554
	United States Treasury Note/Bond	6.125%	11/15/27	1,200	1,575
	United States Treasury Note/Bond	5.500%	8/15/28	732	901
	United States Treasury Note/Bond	5.250%	11/15/28	608	729
	United States Treasury Note/Bond	5.250%	2/15/29	1,754	2,101
	United States Treasury Note/Bond	6.125%	8/15/29	1,160	1,531
	United States Treasury Note/Bond	6.250%	5/15/30	1,731	2,322
	United States Treasury Note/Bond	5.375%	2/15/31	2,008	2,446
	United States Treasury Note/Bond	4.500%	2/15/36	3,169	3,415
	United States Treasury Note/Bond	4.750%	2/15/37	2,175	2,432
	United States Treasury Note/Bond	5.000%	5/15/37	1,763	2,046
	United States Treasury Note/Bond	4.375%	2/15/38	1,684	1,769
	United States Treasury Note/Bond	4.500%	5/15/38	2,150	2,303
	United States Treasury Note/Bond	3.500%	2/15/39	2,519	2,256
	United States Treasury Note/Bond	4.250%	5/15/39	4,335	4,437
	United States Treasury Note/Bond	4.500%	8/15/39	5,474	5,838
	United States Treasury Note/Bond	4.375%	11/15/39	5,129	5,357
	United States Treasury Note/Bond	4.625%	2/15/40	4,821	5,249
	United States Treasury Note/Bond	4.375%	5/15/40	5,087	5,311
	United States Treasury Note/Bond	3.875%	8/15/40	5,709	5,467
	United States Treasury Note/Bond	4.250%	11/15/40	2,014	2,059
					87,031
Agency Bonds and Notes (7.3%)
1	Federal Home Loan Banks	5.500%	7/15/36	695	802
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	520	689
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	515	687
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	455	581
1	Federal National Mortgage Assn.	6.250%	5/15/29	360	455
1	Federal National Mortgage Assn.	7.125%	1/15/30	650	897
1	Federal National Mortgage Assn.	7.250%	5/15/30	650	910
1	Federal National Mortgage Assn.	6.625%	11/15/30	240	316

1 Federal National Mortgage Assn.	5.625%	7/15/37	105	123
Israel Government AID Bond	5.500%	9/18/23	250	299
1 Tennessee Valley Authority	6.750%	11/1/25	115	152
1 Tennessee Valley Authority	5.500%	6/15/38	150	174
1 Tennessee Valley Authority	5.250%	9/15/39	362	398
1 Tennessee Valley Authority	4.875%	1/15/48	100	104
1 Tennessee Valley Authority	5.375%	4/1/56	180	203
1 Tennessee Valley Authority	4.625%	9/15/60	150	148
				6,938
Total U.S. Government and Agency Obligations (Cost $95,381)				93,969
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
2 Vanguard Market Liquidity Fund (Cost
$1,327)	0.216%		1,326,790	1,327

Total Investments (100.0%) (Cost $96,708)				95,296
Other Assets and Liabilities-Net (0.0%)				(18)
Net Assets (100%)				95,278

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

Long-Term Government Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	93,969	—
Temporary Cash Investments	1,327	—	—
Total	1,327	93,969	—

C. At November 30, 2010, the cost of investment securities for tax purposes was $96,708,000. Net unrealized depreciation of investment securities for tax purposes was $1,412,000, consisting of unrealized gains of $334,000 on securities that had risen in value since their purchase and $1,746,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.0%)
U.S. Government Securities (1.0%)
United States Treasury Note/Bond	1.375%	2/15/12	195	197
United States Treasury Note/Bond	4.750%	5/31/12	480	511
United States Treasury Note/Bond	4.000%	11/15/12	315	337
United States Treasury Note/Bond	3.375%	11/30/12	165	175
United States Treasury Note/Bond	0.500%	10/15/13	3,950	3,930
United States Treasury Note/Bond	4.250%	11/15/13	55	61
United States Treasury Note/Bond	1.875%	2/28/14	40	41
United States Treasury Note/Bond	2.125%	11/30/14	5	5
United States Treasury Note/Bond	4.000%	2/15/15	30	34
United States Treasury Note/Bond	1.875%	6/30/15	30	31
United States Treasury Note/Bond	1.250%	8/31/15	55	55
United States Treasury Note/Bond	1.250%	10/31/15	2,830	2,804
United States Treasury Note/Bond	1.375%	11/30/15	2,940	2,927
Total U.S. Government and Agency Obligations (Cost $11,133)				11,108
Corporate Bonds (97.8%)
Finance (44.0%)
Banking (32.0%)
American Express Bank FSB	5.550%	10/17/12	750	803
American Express Co.	4.875%	7/15/13	75	81
American Express Co.	7.250%	5/20/14	496	571
American Express Credit Corp.	5.875%	5/2/13	3,900	4,264
American Express Credit Corp.	7.300%	8/20/13	4,500	5,094
American Express Credit Corp.	5.125%	8/25/14	2,750	2,991
American Express Credit Corp.	2.750%	9/15/15	1,300	1,289
Astoria Financial Corp.	5.750%	10/15/12	150	155
Bank of America Corp.	6.250%	4/15/12	8,350	8,862
Bank of America Corp.	4.875%	1/15/13	100	105
Bank of America Corp.	4.900%	5/1/13	4,050	4,265
Bank of America Corp.	7.375%	5/15/14	1,325	1,480
Bank of America Corp.	4.500%	4/1/15	5,950	6,048
Bank of America Corp.	7.750%	8/15/15	1,000	1,121
Bank of America Corp.	3.700%	9/1/15	2,700	2,665
Bank of Montreal	2.125%	6/28/13	1,900	1,953
Bank of New York Mellon Corp.	4.950%	11/1/12	1,000	1,078
Bank of New York Mellon Corp.	4.500%	4/1/13	75	81
Bank of New York Mellon Corp.	5.125%	8/27/13	2,317	2,558
Bank of New York Mellon Corp.	4.300%	5/15/14	3,463	3,759
Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,108
Bank of New York Mellon Corp.	2.950%	6/18/15	850	879
Bank of Nova Scotia	2.250%	1/22/13	1,350	1,384
Bank of Nova Scotia	2.375%	12/17/13	600	620
Bank of Nova Scotia	3.400%	1/22/15	5,425	5,734
Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	250	261
Bank One Corp.	5.250%	1/30/13	50	54
Barclays Bank PLC	5.450%	9/12/12	575	620
Barclays Bank PLC	2.500%	1/23/13	6,450	6,572
Barclays Bank PLC	5.200%	7/10/14	100	109
Barclays Bank PLC	3.900%	4/7/15	1,000	1,046

BB&T Corp.	3.850%	7/27/12	2,650	2,767
Bear Stearns Cos. LLC	5.350%	2/1/12	400	421
Bear Stearns Cos. LLC	6.950%	8/10/12	424	465
Bear Stearns Cos. LLC	5.700%	11/15/14	1,652	1,837
Bear Stearns Cos. LLC	5.300%	10/30/15	1,100	1,217
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC	2.125%	12/21/12	3,075	3,143
Canadian Imperial Bank of Commerce	1.450%	9/13/13	1,150	1,156
Capital One Bank USA NA	6.500%	6/13/13	200	221
Capital One Financial Corp.	7.375%	5/23/14	3,675	4,254
Citigroup Inc.	6.500%	1/18/11	250	252
Citigroup Inc.	6.000%	2/21/12	100	105
Citigroup Inc.	5.250%	2/27/12	4,225	4,418
Citigroup Inc.	5.625%	8/27/12	3,025	3,200
Citigroup Inc.	5.300%	10/17/12	6,525	6,947
Citigroup Inc.	5.500%	4/11/13	7,975	8,548
Citigroup Inc.	6.500%	8/19/13	1,305	1,443
Citigroup Inc.	6.000%	12/13/13	550	600
Citigroup Inc.	6.375%	8/12/14	650	719
Citigroup Inc.	5.000%	9/15/14	2,975	3,069
Citigroup Inc.	5.500%	10/15/14	300	325
Citigroup Inc.	6.010%	1/15/15	1,750	1,913
Citigroup Inc.	4.875%	5/7/15	1,000	1,033
Citigroup Inc.	4.750%	5/19/15	5,610	5,858
Comerica Inc.	3.000%	9/16/15	725	731
Countrywide Financial Corp.	5.800%	6/7/12	850	893
Credit Suisse	3.450%	7/2/12	2,725	2,838
Credit Suisse	5.000%	5/15/13	9,135	9,895
Credit Suisse	5.500%	5/1/14	675	749
Credit Suisse	3.500%	3/23/15	4,250	4,444
Credit Suisse USA Inc.	5.250%	3/2/11	150	152
Credit Suisse USA Inc.	6.500%	1/15/12	250	265
Credit Suisse USA Inc.	4.875%	1/15/15	500	550
Credit Suisse USA Inc.	5.125%	8/15/15	1,600	1,788
Deutsche Bank AG	5.375%	10/12/12	550	594
Deutsche Bank AG	4.875%	5/20/13	5,945	6,441
Deutsche Bank AG	3.875%	8/18/14	3,750	3,984
Deutsche Bank AG	3.450%	3/30/15	1,250	1,302
Fifth Third Bancorp	6.250%	5/1/13	2,100	2,293
1 Goldman Sachs Capital II	5.793%	12/29/49	650	548
Goldman Sachs Group Inc.	6.600%	1/15/12	467	495
Goldman Sachs Group Inc.	3.625%	8/1/12	8,800	9,142
Goldman Sachs Group Inc.	5.450%	11/1/12	500	538
Goldman Sachs Group Inc.	5.250%	4/1/13	375	403
Goldman Sachs Group Inc.	4.750%	7/15/13	400	428
Goldman Sachs Group Inc.	5.250%	10/15/13	7,400	8,033
Goldman Sachs Group Inc.	5.150%	1/15/14	1,000	1,083
Goldman Sachs Group Inc.	6.000%	5/1/14	3,850	4,274
Goldman Sachs Group Inc.	5.125%	1/15/15	1,425	1,532
Goldman Sachs Group Inc.	3.700%	8/1/15	2,875	2,933
HSBC Bank USA NA	4.625%	4/1/14	400	425
HSBC Holdings PLC	5.250%	12/12/12	3,500	3,737
ICICI Bank Ltd.	6.625%	10/3/12	775	831
JPMorgan Chase & Co.	4.600%	1/17/11	200	201
JPMorgan Chase & Co.	6.750%	2/1/11	400	404
JPMorgan Chase & Co.	4.500%	1/15/12	200	208
JPMorgan Chase & Co.	6.625%	3/15/12	200	214
JPMorgan Chase & Co.	5.375%	10/1/12	8,325	8,952

JPMorgan Chase & Co.	5.750%	1/2/13	464	502
JPMorgan Chase & Co.	4.750%	5/1/13	6,800	7,309
JPMorgan Chase & Co.	1.650%	9/30/13	1,625	1,628
JPMorgan Chase & Co.	4.875%	3/15/14	175	189
JPMorgan Chase & Co.	4.650%	6/1/14	1,339	1,442
JPMorgan Chase & Co.	5.125%	9/15/14	2,700	2,908
JPMorgan Chase & Co.	3.700%	1/20/15	3,100	3,233
JPMorgan Chase & Co.	4.750%	3/1/15	150	163
JPMorgan Chase & Co.	5.150%	10/1/15	375	407
JPMorgan Chase & Co.	2.600%	1/15/16	2,500	2,475
KeyCorp	6.500%	5/14/13	1,440	1,573
KeyCorp	3.750%	8/13/15	2,950	3,015
M&I Marshall & Ilsley Bank	4.850%	6/16/15	550	498
MBNA Corp.	5.000%	6/15/15	2,300	2,407
1 Mellon Capital IV	6.244%	6/29/49	100	90
Merrill Lynch & Co. Inc.	6.050%	8/15/12	2,425	2,573
Merrill Lynch & Co. Inc.	5.450%	2/5/13	3,550	3,746
Merrill Lynch & Co. Inc.	6.150%	4/25/13	625	670
Merrill Lynch & Co. Inc.	5.000%	1/15/15	775	807
Morgan Stanley	5.625%	1/9/12	1,625	1,704
Morgan Stanley	6.600%	4/1/12	2,575	2,757
Morgan Stanley	5.750%	8/31/12	975	1,040
Morgan Stanley	5.300%	3/1/13	9,435	10,138
Morgan Stanley	4.750%	4/1/14	4,800	4,989
Morgan Stanley	6.000%	5/13/14	550	598
Morgan Stanley	4.200%	11/20/14	250	258
Morgan Stanley	4.100%	1/26/15	2,775	2,823
Morgan Stanley	6.000%	4/28/15	2,925	3,178
Morgan Stanley	4.000%	7/24/15	2,000	2,025
Morgan Stanley	5.375%	10/15/15	1,725	1,827
National City Bank	4.625%	5/1/13	175	186
1 National City Preferred Capital Trust I	12.000%	12/31/49	600	678
Northern Trust Corp.	5.500%	8/15/13	1,000	1,116
PNC Funding Corp.	5.400%	6/10/14	850	941
PNC Funding Corp.	3.625%	2/8/15	4,250	4,413
PNC Funding Corp.	4.250%	9/21/15	600	641
Royal Bank of Canada	2.100%	7/29/13	3,875	3,978
Royal Bank of Scotland Group plc	6.375%	2/1/11	132	133
Royal Bank of Scotland Group plc	5.000%	10/1/14	4,015	3,959
Royal Bank of Scotland Group plc	5.050%	1/8/15	600	592
Royal Bank of Scotland PLC	3.400%	8/23/13	250	254
Royal Bank of Scotland PLC	4.875%	3/16/15	2,450	2,526
Royal Bank of Scotland PLC	3.950%	9/21/15	1,725	1,698
State Street Corp.	4.300%	5/30/14	1,780	1,931
SunTrust Banks Inc.	5.250%	11/5/12	1,600	1,687
UBS AG	2.250%	8/12/13	2,925	2,968
UBS AG	3.875%	1/15/15	1,275	1,338
US Bancorp	2.000%	6/14/13	2,800	2,857
US Bancorp	1.125%	10/30/13	825	822
US Bancorp	4.200%	5/15/14	225	244
US Bancorp	2.875%	11/20/14	325	338
US Bancorp	2.450%	7/27/15	1,325	1,341
US Bank NA	6.375%	8/1/11	3,150	3,267
US Bank NA	6.300%	2/4/14	150	170
US Bank NA	4.950%	10/30/14	360	398
US Bank NA	4.800%	4/15/15	600	662
Wachovia Bank NA	4.800%	11/3/14	650	698
Wachovia Corp.	5.300%	10/15/11	3,225	3,358

Wachovia Corp.	5.500%	5/1/13	2,225	2,432
Wells Fargo & Co.	6.375%	8/1/11	800	830
Wells Fargo & Co.	4.375%	1/31/13	4,275	4,538
Wells Fargo & Co.	4.950%	10/16/13	1,000	1,083
Wells Fargo & Co.	3.750%	10/1/14	11,725	12,376
Wells Fargo & Co.	5.000%	11/15/14	150	161
Wells Fargo & Co.	3.625%	4/15/15	600	630
Wells Fargo Bank NA	6.450%	2/1/11	257	259
Wells Fargo Bank NA	4.750%	2/9/15	500	537
1 Wells Fargo Capital XIII	7.700%	12/29/49	3,725	3,818
1 Wells Fargo Capital XV	9.750%	12/29/49	700	776
Westpac Banking Corp.	2.250%	11/19/12	3,775	3,871
Westpac Banking Corp.	2.100%	8/2/13	1,350	1,373
Westpac Banking Corp.	4.200%	2/27/15	225	241
Westpac Banking Corp.	3.000%	8/4/15	1,625	1,659

Brokerage (0.7%)
BlackRock Inc.	2.250%	12/10/12	1,625	1,663
BlackRock Inc.	3.500%	12/10/14	200	210
Charles Schwab Corp.	4.950%	6/1/14	775	854
Franklin Resources Inc.	2.000%	5/20/13	175	179
Franklin Resources Inc.	3.125%	5/20/15	150	156
Jefferies Group Inc.	7.750%	3/15/12	750	804
Jefferies Group Inc.	5.875%	6/8/14	100	109
Jefferies Group Inc.	3.875%	11/9/15	100	100
Lazard Group LLC	7.125%	5/15/15	975	1,074
Nomura Holdings Inc.	5.000%	3/4/15	1,450	1,554
TD Ameritrade Holding Corp.	4.150%	12/1/14	700	737

Finance Companies (5.4%)
Block Financial LLC	7.875%	1/15/13	575	595
Block Financial LLC	5.125%	10/30/14	250	243
General Electric Capital Corp.	5.000%	11/15/11	2,400	2,501
General Electric Capital Corp.	5.875%	2/15/12	1,510	1,597
General Electric Capital Corp.	5.000%	4/10/12	625	659
General Electric Capital Corp.	6.000%	6/15/12	6,670	7,150
2 General Electric Capital Corp.	5.250%	10/19/12	705	756
General Electric Capital Corp.	2.800%	1/8/13	300	308
General Electric Capital Corp.	5.450%	1/15/13	17,875	19,331
General Electric Capital Corp.	4.800%	5/1/13	75	80
General Electric Capital Corp.	1.875%	9/16/13	2,250	2,260
General Electric Capital Corp.	5.900%	5/13/14	1,050	1,173
General Electric Capital Corp.	3.750%	11/14/14	2,500	2,622
General Electric Capital Corp.	3.500%	6/29/15	800	831
General Electric Capital Corp.	4.375%	9/21/15	2,000	2,132
General Electric Capital Corp.	2.250%	11/9/15	1,125	1,088
HSBC Finance Corp.	6.375%	10/15/11	1,825	1,912
HSBC Finance Corp.	7.000%	5/15/12	862	930
HSBC Finance Corp.	5.900%	6/19/12	3,650	3,898
HSBC Finance Corp.	6.375%	11/27/12	305	332
HSBC Finance Corp.	4.750%	7/15/13	150	159
HSBC Finance Corp.	5.250%	1/15/14	525	569
HSBC Finance Corp.	5.000%	6/30/15	1,725	1,871
SLM Corp.	5.000%	10/1/13	4,025	4,000
SLM Corp.	5.375%	5/15/14	325	319
SLM Corp.	5.000%	4/15/15	875	828

Insurance (4.9%)
ACE INA Holdings Inc.	5.875%	6/15/14	375	422
ACE INA Holdings Inc.	5.600%	5/15/15	750	840
ACE INA Holdings Inc.	2.600%	11/23/15	440	438
Aetna Inc.	5.750%	6/15/11	175	180
Aflac Inc.	3.450%	8/15/15	1,575	1,636
Allstate Corp.	5.000%	8/15/14	207	229
Allstate Life Global Funding Trusts	5.375%	4/30/13	3,672	4,021
American International Group Inc.	4.250%	5/15/13	950	964
American International Group Inc.	5.050%	10/1/15	2,000	2,020
AON Corp.	3.500%	9/30/15	400	406
Assurant Inc.	5.625%	2/15/14	350	372
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	630	658
Berkshire Hathaway Finance Corp.	4.750%	5/15/12	1,000	1,057
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	996	1,074
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	750	827
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	575	639
Berkshire Hathaway Inc.	1.400%	2/10/12	2,275	2,301
Berkshire Hathaway Inc.	2.125%	2/11/13	2,875	2,945
Berkshire Hathaway Inc.	3.200%	2/11/15	3,475	3,654
Chubb Corp.	5.200%	4/1/13	25	27
CNA Financial Corp.	5.850%	12/15/14	1,800	1,930
Coventry Health Care Inc.	6.300%	8/15/14	200	212
Genworth Financial Inc.	5.750%	6/15/14	635	654
Genworth Financial Inc.	4.950%	10/1/15	1,000	982
Hartford Financial Services Group Inc.	4.625%	7/15/13	250	262
Jefferson-Pilot Corp.	4.750%	1/30/14	525	555
Lincoln National Corp.	5.650%	8/27/12	175	187
Lincoln National Corp.	4.300%	6/15/15	400	420
Manulife Financial Corp.	3.400%	9/17/15	2,375	2,367
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	400	422
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	175	189
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	750	827
MetLife Inc.	6.125%	12/1/11	1,275	1,343
MetLife Inc.	2.375%	2/6/14	2,200	2,222
MetLife Inc.	5.000%	6/15/15	600	662
Metropolitan Life Global Funding I	5.125%	6/10/14	100	110
Pricoa Global Funding I	5.625%	5/24/11	125	128
Principal Financial Group Inc.	7.875%	5/15/14	850	994
Principal Life Global Funding I	5.125%	10/15/13	175	191
Principal Life Income Funding Trusts	5.300%	4/24/13	800	871
Protective Life Secured Trusts	5.450%	9/28/12	150	160
Prudential Financial Inc.	5.800%	6/15/12	25	27
Prudential Financial Inc.	2.750%	1/14/13	225	230
Prudential Financial Inc.	5.150%	1/15/13	200	214
Prudential Financial Inc.	5.100%	9/20/14	4,075	4,444
Prudential Financial Inc.	6.200%	1/15/15	400	449
Prudential Financial Inc.	4.750%	9/17/15	1,450	1,562
Travelers Cos. Inc.	5.375%	6/15/12	50	53
UnitedHealth Group Inc.	4.875%	2/15/13	575	614
UnitedHealth Group Inc.	4.875%	4/1/13	500	538
UnitedHealth Group Inc.	4.875%	3/15/15	1,250	1,373
WellPoint Health Networks Inc.	6.375%	1/15/12	200	212
WellPoint Inc.	6.800%	8/1/12	1,700	1,856
WellPoint Inc.	6.000%	2/15/14	595	669
Willis North America Inc.	5.625%	7/15/15	275	293
XL Capital Finance Europe PLC	6.500%	1/15/12	175	182

Other Finance (0.3%)
Brookfield Asset Management Inc.	7.125%	6/15/12	550	586
CME Group Inc.	5.750%	2/15/14	787	887
NASDAQ OMX Group Inc.	4.000%	1/15/15	225	233
NYSE Euronext	4.800%	6/28/13	600	652
ORIX Corp.	4.710%	4/27/15	1,250	1,290

Real Estate Investment Trusts (0.7%)
Boston Properties LP	6.250%	1/15/13	800	879
Brandywine Operating Partnership LP	7.500%	5/15/15	450	503
Duke Realty LP	7.375%	2/15/15	850	970
ERP Operating LP	5.250%	9/15/14	100	110
HCP Inc.	6.450%	6/25/12	500	532
HCP Inc.	5.650%	12/15/13	100	108
Hospitality Properties Trust	6.750%	2/15/13	500	531
Hospitality Properties Trust	7.875%	8/15/14	150	167
Kilroy Realty LP	5.000%	11/3/15	125	126
Liberty Property LP	5.125%	3/2/15	600	654
ProLogis	7.625%	8/15/14	750	855
Regency Centers LP	5.250%	8/1/15	250	267
Simon Property Group LP	6.750%	5/15/14	95	108
Simon Property Group LP	4.200%	2/1/15	1,600	1,709
Simon Property Group LP	5.100%	6/15/15	175	193
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	350	341
				477,970
Industrial (46.6%)
Basic Industry (4.4%)
Air Products & Chemicals Inc.	4.150%	2/1/13	100	106
Airgas Inc.	3.250%	10/1/15	950	949
Alcoa Inc.	5.375%	1/15/13	350	373
Alcoa Inc.	6.000%	7/15/13	2,350	2,570
ArcelorMittal	5.375%	6/1/13	1,800	1,920
ArcelorMittal	9.000%	2/15/15	1,225	1,469
ArcelorMittal	3.750%	8/5/15	1,425	1,453
ArcelorMittal USA Inc.	6.500%	4/15/14	250	276
Barrick Gold Financeco LLC	6.125%	9/15/13	1,155	1,307
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	1,650	1,744
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	3,175	3,556
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	450	486
Dow Chemical Co.	4.850%	8/15/12	1,800	1,900
Dow Chemical Co.	7.600%	5/15/14	1,300	1,514
Dow Chemical Co.	5.900%	2/15/15	4,050	4,563
EI du Pont de Nemours & Co.	5.000%	7/15/13	1,475	1,624
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	499
EI du Pont de Nemours & Co.	3.250%	1/15/15	2,150	2,274
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	375	397
International Paper Co.	7.400%	6/15/14	1,400	1,605
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	1,525	1,678
PPG Industries Inc.	5.750%	3/15/13	1,400	1,530
Praxair Inc.	6.375%	4/1/12	450	483
Praxair Inc.	1.750%	11/15/12	1,150	1,168
Praxair Inc.	5.250%	11/15/14	1,950	2,210
Rio Tinto Alcan Inc.	5.000%	6/1/15	700	771
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	3,475	3,902
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	1,625	1,992
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	800	782
Rohm and Haas Co.	5.600%	3/15/13	275	295

Teck Resources Ltd.	9.750%	5/15/14	403	499
Vale Canada Ltd.	5.700%	10/15/15	550	607
Xstrata Canada Corp.	6.000%	10/15/15	1,000	1,118

Capital Goods (4.9%)
3M Co.	4.375%	8/15/13	2,010	2,197
Bemis Co. Inc.	5.650%	8/1/14	800	888
Boeing Capital Corp.	6.500%	2/15/12	425	454
Boeing Capital Corp.	3.250%	10/27/14	900	952
Boeing Co.	1.875%	11/20/12	1,740	1,774
Boeing Co.	3.500%	2/15/15	2,125	2,271
Caterpillar Financial Services Corp.	1.900%	12/17/12	150	153
Caterpillar Financial Services Corp.	2.000%	4/5/13	2,450	2,505
Caterpillar Financial Services Corp.	6.125%	2/17/14	4,474	5,110
Cooper US Inc.	5.250%	11/15/12	25	27
Cooper US Inc.	5.450%	4/1/15	950	1,076
CRH America Inc.	5.300%	10/15/13	1,775	1,908
Deere & Co.	6.950%	4/25/14	125	147
Dover Corp.	4.875%	10/15/15	175	196
Eaton Corp.	5.750%	7/15/12	250	269
Eaton Corp.	4.900%	5/15/13	500	543
General Dynamics Corp.	5.250%	2/1/14	3,575	4,002
General Electric Co.	5.000%	2/1/13	4,850	5,216
Harsco Corp.	2.700%	10/15/15	300	299
Honeywell International Inc.	4.250%	3/1/13	1,925	2,067
Illinois Tool Works Inc.	5.150%	4/1/14	150	168
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	525	583
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	2,350	2,880
John Deere Capital Corp.	7.000%	3/15/12	5,205	5,627
John Deere Capital Corp.	5.250%	10/1/12	1,015	1,098
John Deere Capital Corp.	2.950%	3/9/15	550	577
Lockheed Martin Corp.	4.121%	3/14/13	300	321
Northrop Grumman Corp.	3.700%	8/1/14	225	240
Raytheon Co.	1.625%	10/15/15	200	196
Roper Industries Inc.	6.625%	8/15/13	1,375	1,542
Tyco International Finance SA	6.000%	11/15/13	350	393
Tyco International Finance SA	4.125%	10/15/14	1,750	1,890
Tyco International Finance SA	3.375%	10/15/15	200	209
United Technologies Corp.	4.875%	5/1/15	2,700	3,052
Vulcan Materials Co.	5.600%	11/30/12	1,050	1,113
Waste Management Inc.	6.375%	11/15/12	325	356
Waste Management Inc.	5.000%	3/15/14	100	109
Waste Management Inc.	6.375%	3/11/15	534	620

Communication (9.5%)
America Movil SAB de CV	5.500%	3/1/14	1,250	1,379
America Movil SAB de CV	3.625%	3/30/15	500	525
AT&T Inc.	5.875%	2/1/12	266	281
AT&T Inc.	4.950%	1/15/13	6,975	7,507
AT&T Inc.	6.700%	11/15/13	3,725	4,278
AT&T Inc.	4.850%	2/15/14	275	301
AT&T Inc.	5.100%	9/15/14	1,000	1,113
AT&T Inc.	2.500%	8/15/15	3,700	3,751
BellSouth Corp.	5.200%	9/15/14	200	222
British Telecommunications PLC	5.150%	1/15/13	1,075	1,147
CBS Corp.	8.200%	5/15/14	400	472
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	775	786

Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	5,825	6,508
CenturyLink Inc.	5.000%	2/15/15	300	313
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	2,480	2,853
Comcast Cable Holdings LLC	9.800%	2/1/12	145	159
Comcast Corp.	5.300%	1/15/14	2,800	3,098
Comcast Corp.	6.500%	1/15/15	250	290
COX Communications Inc.	4.625%	6/1/13	1,725	1,850
COX Communications Inc.	5.450%	12/15/14	1,675	1,878
Deutsche Telekom International Finance BV	5.250%	7/22/13	575	629
Deutsche Telekom International Finance BV	5.875%	8/20/13	146	163
Deutsche Telekom International Finance BV	4.875%	7/8/14	2,475	2,717
DIRECTV Holdings LLC	3.550%	3/15/15	2,450	2,530
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	550	596
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	6/15/15	775	800
Discovery Communications LLC	3.700%	6/1/15	2,400	2,530
France Telecom SA	4.375%	7/8/14	2,125	2,313
McGraw-Hill Cos. Inc.	5.375%	11/15/12	200	213
NBC Universal Inc.	2.100%	4/1/14	1,100	1,104
NBC Universal Inc.	3.650%	4/30/15	375	392
New Cingular Wireless Services Inc.	8.125%	5/1/12	3,450	3,788
News America Inc.	5.300%	12/15/14	2,400	2,698
Qwest Corp.	8.875%	3/15/12	3,100	3,367
Reed Elsevier Capital Inc.	6.750%	8/1/11	250	259
Reed Elsevier Capital Inc.	7.750%	1/15/14	50	58
Rogers Communications Inc.	7.875%	5/1/12	500	546
Rogers Communications Inc.	6.375%	3/1/14	2,200	2,502
RR Donnelley & Sons Co.	4.950%	4/1/14	2,000	2,089
RR Donnelley & Sons Co.	5.500%	5/15/15	150	155
TCI Communications Inc.	8.750%	8/1/15	125	157
Telecom Italia Capital SA	5.250%	11/15/13	230	243
Telecom Italia Capital SA	6.175%	6/18/14	5,400	5,913
Telecom Italia Capital SA	4.950%	9/30/14	150	158
Telecom Italia Capital SA	5.250%	10/1/15	1,000	1,056
Telefonica Emisiones SAU	2.582%	4/26/13	2,650	2,663
Telefonica Emisiones SAU	4.949%	1/15/15	250	268
Telefonica Emisiones SAU	3.729%	4/27/15	550	564
Thomson Reuters Corp.	5.950%	7/15/13	1,350	1,512
Thomson Reuters Corp.	5.250%	8/15/13	145	160
Thomson Reuters Corp.	5.700%	10/1/14	1,050	1,191
Time Warner Cable Inc.	5.400%	7/2/12	1,367	1,454
Time Warner Cable Inc.	6.200%	7/1/13	2,225	2,486
Time Warner Cable Inc.	7.500%	4/1/14	625	727
Time Warner Cable Inc.	3.500%	2/1/15	425	444
Time Warner Entertainment Co. LP	8.875%	10/1/12	250	283
Verizon Communications Inc.	4.350%	2/15/13	175	188
Verizon Communications Inc.	5.250%	4/15/13	4,040	4,440
Verizon Global Funding Corp.	6.875%	6/15/12	475	518
Verizon Global Funding Corp.	7.375%	9/1/12	250	278
Verizon New Jersey Inc.	5.875%	1/17/12	350	369
Verizon New York Inc.	6.875%	4/1/12	4,250	4,560
Vodafone Group PLC	5.350%	2/27/12	100	105
Vodafone Group PLC	4.150%	6/10/14	3,381	3,610
Vodafone Group PLC	5.000%	9/15/15	500	558

WPP Finance UK	8.000%	9/15/14	925	1,087

Consumer Cyclical (4.4%)
AutoZone Inc.	5.750%	1/15/15	100	112
AutoZone Inc.	5.500%	11/15/15	2,000	2,226
Best Buy Co. Inc.	6.750%	7/15/13	1,500	1,663
CVS Caremark Corp.	3.250%	5/18/15	1,075	1,116
1 CVS Caremark Corp.	6.302%	6/1/37	1,050	996
Daimler Finance North America LLC	7.300%	1/15/12	1,970	2,106
Daimler Finance North America LLC	6.500%	11/15/13	2,625	2,994
Darden Restaurants Inc.	5.625%	10/15/12	250	269
eBay Inc.	0.875%	10/15/13	425	422
eBay Inc.	1.625%	10/15/15	425	416
Harley-Davidson Funding Corp.	5.250%	12/15/12	175	184
Home Depot Inc.	5.250%	12/16/13	1,725	1,909
Lowe's Cos. Inc.	5.600%	9/15/12	1,000	1,085
Marriott International Inc.	5.625%	2/15/13	400	431
McDonald's Corp.	4.300%	3/1/13	1,861	2,002
Nordstrom Inc.	6.750%	6/1/14	50	57
PACCAR Financial Corp.	1.950%	12/17/12	175	178
PACCAR Inc.	6.875%	2/15/14	675	784
Staples Inc.	7.375%	10/1/12	150	166
Staples Inc.	9.750%	1/15/14	2,425	2,965
Target Corp.	5.875%	3/1/12	3,050	3,247
Time Warner Inc.	3.150%	7/15/15	1,975	2,037
Toll Brothers Finance Corp.	5.150%	5/15/15	250	254
Toyota Motor Credit Corp.	1.375%	8/12/13	2,400	2,414
Toyota Motor Credit Corp.	3.200%	6/17/15	750	792
Turner Broadcasting System Inc.	8.375%	7/1/13	1,050	1,217
Viacom Inc.	4.375%	9/15/14	1,375	1,480
Wal-Mart Stores Inc.	4.250%	4/15/13	950	1,024
Wal-Mart Stores Inc.	4.550%	5/1/13	3,700	4,024
Wal-Mart Stores Inc.	3.200%	5/15/14	900	954
Wal-Mart Stores Inc.	4.500%	7/1/15	1,200	1,334
Wal-Mart Stores Inc.	2.250%	7/8/15	625	636
Wal-Mart Stores Inc.	1.500%	10/25/15	825	804
Walgreen Co.	4.875%	8/1/13	700	770
Walt Disney Co.	6.375%	3/1/12	725	777
Walt Disney Co.	4.500%	12/15/13	3,275	3,609
Western Union Co.	6.500%	2/26/14	475	535
Yum! Brands Inc.	7.700%	7/1/12	150	165

Consumer Noncyclical (12.9%)
Abbott Laboratories	5.150%	11/30/12	2,875	3,124
Altria Group Inc.	8.500%	11/10/13	2,500	2,991
Altria Group Inc.	4.125%	9/11/15	175	186
AmerisourceBergen Corp.	5.625%	9/15/12	25	27
AmerisourceBergen Corp.	5.875%	9/15/15	925	1,047
Amgen Inc.	4.850%	11/18/14	900	1,010
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	3,625	3,748
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	1,375	1,412
Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	150	174
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	1,525	1,634
AstraZeneca PLC	5.400%	9/15/12	3,200	3,466
AstraZeneca PLC	5.400%	6/1/14	375	425
Avon Products Inc.	5.625%	3/1/14	800	898
Baxter International Inc.	4.000%	3/1/14	333	359
Baxter International Inc.	4.625%	3/15/15	400	446

Biogen Idec Inc.	6.000%	3/1/13	25	27
Bottling Group LLC	6.950%	3/15/14	475	557
Bristol-Myers Squibb Co.	5.250%	8/15/13	600	668
Bunge Ltd. Finance Corp.	5.875%	5/15/13	400	433
Bunge Ltd. Finance Corp.	5.350%	4/15/14	525	559
Campbell Soup Co.	3.375%	8/15/14	700	747
Cardinal Health Inc.	4.000%	6/15/15	325	343
CareFusion Corp.	5.125%	8/1/14	925	1,015
Celgene Corp.	2.450%	10/15/15	375	373
Clorox Co.	5.000%	3/1/13	3,000	3,232
Coca-Cola Co.	3.625%	3/15/14	850	907
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	1,875	2,222
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,885	2,068
Corn Products International Inc.	3.200%	11/1/15	125	128
Covidien International Finance SA	1.875%	6/15/13	2,500	2,541
Delhaize Group SA	5.875%	2/1/14	25	28
Diageo Capital plc	5.200%	1/30/13	225	245
Diageo Capital PLC	7.375%	1/15/14	2,275	2,666
Diageo Finance BV	5.500%	4/1/13	2,200	2,419
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	425	429
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	600	614
Eli Lilly & Co.	3.550%	3/6/12	2,700	2,796
Eli Lilly & Co.	4.200%	3/6/14	600	651
Express Scripts Inc.	5.250%	6/15/12	2,975	3,159
Express Scripts Inc.	6.250%	6/15/14	100	113
Fortune Brands Inc.	3.000%	6/1/12	2,375	2,417
Genentech Inc.	4.750%	7/15/15	375	419
General Mills Inc.	6.000%	2/15/12	1,000	1,062
General Mills Inc.	5.650%	9/10/12	150	162
General Mills Inc.	5.250%	8/15/13	3,175	3,513
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	4,958	5,412
Hasbro Inc.	6.125%	5/15/14	25	27
HJ Heinz Finance Co.	6.000%	3/15/12	1,823	1,940
Hormel Foods Corp.	6.625%	6/1/11	150	155
Hospira Inc.	5.900%	6/15/14	25	28
Johnson & Johnson	5.150%	8/15/12	725	781
Kellogg Co.	5.125%	12/3/12	2,090	2,256
Kimberly-Clark Corp.	4.875%	8/15/15	850	963
Koninklijke Philips Electronics NV	4.625%	3/11/13	75	81
Kraft Foods Inc.	5.625%	11/1/11	2,200	2,296
Kraft Foods Inc.	6.250%	6/1/12	1,535	1,651
Kraft Foods Inc.	6.000%	2/11/13	130	142
Kraft Foods Inc.	2.625%	5/8/13	1,150	1,186
Kraft Foods Inc.	5.250%	10/1/13	635	699
Kraft Foods Inc.	6.750%	2/19/14	125	145
Kroger Co.	6.750%	4/15/12	25	27
Kroger Co.	5.000%	4/15/13	875	949
Kroger Co.	7.500%	1/15/14	2,375	2,785
Life Technologies Corp.	4.400%	3/1/15	1,050	1,113
McKesson Corp.	6.500%	2/15/14	575	652
Medco Health Solutions Inc.	6.125%	3/15/13	900	988
Medco Health Solutions Inc.	7.250%	8/15/13	400	459
Medco Health Solutions Inc.	2.750%	9/15/15	1,525	1,543
Medtronic Inc.	4.500%	3/15/14	100	110
Medtronic Inc.	3.000%	3/15/15	2,300	2,419
Merck & Co. Inc.	5.300%	12/1/13	3,425	3,837
Merck & Co. Inc.	4.750%	3/1/15	550	619
Merck & Co. Inc.	4.000%	6/30/15	175	192

Newell Rubbermaid Inc.	5.500%	4/15/13	1,150	1,245
Novartis Capital Corp.	1.900%	4/24/13	2,350	2,404
Novartis Capital Corp.	4.125%	2/10/14	1,525	1,649
Novartis Capital Corp.	2.900%	4/24/15	1,250	1,310
PepsiAmericas Inc.	4.875%	1/15/15	225	252
PepsiCo Inc.	5.150%	5/15/12	187	199
PepsiCo Inc.	4.650%	2/15/13	3,129	3,371
PepsiCo Inc.	3.750%	3/1/14	650	697
PepsiCo Inc.	3.100%	1/15/15	3,850	4,063
Pfizer Inc.	4.450%	3/15/12	5,549	5,807
Pfizer Inc.	5.350%	3/15/15	3,600	4,118
Philip Morris International Inc.	4.875%	5/16/13	2,450	2,672
Philip Morris International Inc.	6.875%	3/17/14	1,550	1,811
Procter & Gamble Co.	1.375%	8/1/12	3,875	3,932
Procter & Gamble Co.	3.150%	9/1/15	1,000	1,067
Reynolds American Inc.	7.250%	6/1/13	1,575	1,764
Safeway Inc.	5.800%	8/15/12	1,950	2,104
Safeway Inc.	6.250%	3/15/14	100	113
Sara Lee Corp.	2.750%	9/15/15	675	676
St. Jude Medical Inc.	2.200%	9/15/13	450	461
St. Jude Medical Inc.	3.750%	7/15/14	50	53
Stryker Corp.	3.000%	1/15/15	1,375	1,435
Sysco Corp.	4.200%	2/12/13	75	80
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	400	414
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	2,400	2,424
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	157
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,125	1,172
Unilever Capital Corp.	3.650%	2/15/14	300	320
UST LLC	6.625%	7/15/12	750	811
Whirlpool Corp.	5.500%	3/1/13	550	587
Wyeth	5.500%	3/15/13	50	55
Wyeth	5.500%	2/1/14	1,305	1,473

Energy (5.3%)
Anadarko Petroleum Corp.	5.750%	6/15/14	560	600
Apache Corp.	5.250%	4/15/13	895	979
Apache Corp.	6.000%	9/15/13	1,200	1,351
Baker Hughes Inc.	6.500%	11/15/13	1,200	1,379
BP Capital Markets PLC	3.125%	3/10/12	1,600	1,640
BP Capital Markets PLC	5.250%	11/7/13	3,700	4,029
BP Capital Markets PLC	3.625%	5/8/14	1,025	1,065
BP Capital Markets PLC	3.875%	3/10/15	1,575	1,642
BP Capital Markets plc	3.125%	10/1/15	2,050	2,069
Burlington Resources Finance Co.	6.500%	12/1/11	350	370
Canadian Natural Resources Ltd.	5.150%	2/1/13	1,000	1,081
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	445
Cenovus Energy Inc.	4.500%	9/15/14	2,425	2,645
Chevron Corp.	3.450%	3/3/12	400	414
Chevron Corp.	3.950%	3/3/14	2,725	2,947
ConocoPhillips	4.750%	2/1/14	800	881
ConocoPhillips	4.600%	1/15/15	3,625	4,020
Devon Energy Corp.	5.625%	1/15/14	150	168
Diamond Offshore Drilling Inc.	5.150%	9/1/14	750	827
EnCana Holdings Finance Corp.	5.800%	5/1/14	2,450	2,758
EOG Resources Inc.	2.950%	6/1/15	1,125	1,156
Husky Energy Inc.	5.900%	6/15/14	2,200	2,443
Marathon Oil Corp.	6.125%	3/15/12	125	133

Marathon Oil Corp.	6.500%	2/15/14	500	573
Murphy Oil Corp.	6.375%	5/1/12	250	266
Nexen Inc.	5.050%	11/20/13	1,475	1,606
Noble Holding International Ltd.	3.450%	8/1/15	800	835
Occidental Petroleum Corp.	7.000%	11/1/13	825	965
Shell International Finance BV	5.625%	6/27/11	1,875	1,929
Shell International Finance BV	1.875%	3/25/13	625	637
Shell International Finance BV	4.000%	3/21/14	4,025	4,326
Shell International Finance BV	3.100%	6/28/15	400	418
Shell International Finance BV	3.250%	9/22/15	775	818
Statoil ASA	3.875%	4/15/14	500	539
Statoil ASA	2.900%	10/15/14	1,350	1,420
Sunoco Inc.	9.625%	4/15/15	500	600
Total Capital SA	3.000%	6/24/15	2,475	2,576
Total Capital SA	3.125%	10/2/15	100	105
Transocean Inc.	5.250%	3/15/13	550	580
Valero Energy Corp.	6.875%	4/15/12	950	1,015
Valero Energy Corp.	4.750%	6/15/13	775	824
Weatherford International Inc.	5.950%	6/15/12	655	691
XTO Energy Inc.	4.625%	6/15/13	150	164
XTO Energy Inc.	4.900%	2/1/14	1,125	1,252
XTO Energy Inc.	5.000%	1/31/15	25	28
XTO Energy Inc.	5.300%	6/30/15	275	317

Other Industrial (0.0%)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	2.900%	10/15/14	175	184

Technology (4.5%)
Adobe Systems Inc.	3.250%	2/1/15	1,900	1,972
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	900	1,002
Arrow Electronics Inc.	3.375%	11/1/15	500	495
Broadcom Corp.	1.500%	11/1/13	500	499
Cisco Systems Inc.	2.900%	11/17/14	1,350	1,420
Computer Sciences Corp.	5.500%	3/15/13	2,400	2,576
Dell Inc.	3.375%	6/15/12	1,125	1,165
Dell Inc.	1.400%	9/10/13	475	476
Dell Inc.	2.300%	9/10/15	600	591
Dun & Bradstreet Corp.	6.000%	4/1/13	50	55
Dun & Bradstreet Corp.	2.875%	11/15/15	625	626
Fiserv Inc.	6.125%	11/20/12	1,752	1,903
Harris Corp.	5.000%	10/1/15	200	217
Hewlett-Packard Co.	5.250%	3/1/12	2,750	2,901
Hewlett-Packard Co.	4.500%	3/1/13	3,000	3,223
Hewlett-Packard Co.	1.250%	9/13/13	1,350	1,354
Hewlett-Packard Co.	6.125%	3/1/14	2,768	3,160
Hewlett-Packard Co.	2.125%	9/13/15	1,550	1,549
Hewlett-Packard Co.	2.200%	12/1/15	375	376
HP Enterprise Services LLC	6.000%	8/1/13	425	477
IBM International Group Capital LLC	5.050%	10/22/12	1,590	1,718
International Business Machines Corp.	4.750%	11/29/12	125	135
International Business Machines Corp.	2.100%	5/6/13	2,125	2,181
International Business Machines Corp.	1.000%	8/5/13	3,500	3,496
International Business Machines Corp.	6.500%	10/15/13	925	1,062
Intuit Inc.	5.400%	3/15/12	175	184
Lexmark International Inc.	5.900%	6/1/13	150	162
Maxim Integrated Products Inc.	3.450%	6/14/13	150	154

Microsoft Corp.	0.875%	9/27/13	300	299
Microsoft Corp.	2.950%	6/1/14	1,850	1,950
Microsoft Corp.	1.625%	9/25/15	450	446
Oracle Corp.	4.950%	4/15/13	1,175	1,285
Oracle Corp.	3.750%	7/8/14	1,330	1,430
Pitney Bowes Inc.	4.875%	8/15/14	1,800	1,916
Symantec Corp.	2.750%	9/15/15	1,000	998
Tyco Electronics Group SA	6.000%	10/1/12	277	298
Xerox Corp.	5.500%	5/15/12	4,500	4,770
Xerox Corp.	5.650%	5/15/13	125	136
Xerox Corp.	4.250%	2/15/15	525	559

Transportation (0.7%)
Burlington Northern Santa Fe LLC	5.900%	7/1/12	100	108
Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	872
CSX Corp.	6.750%	3/15/11	900	916
CSX Corp.	6.250%	4/1/15	1,125	1,306
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	300
Ryder System Inc.	6.000%	3/1/13	150	162
Ryder System Inc.	5.850%	3/1/14	500	547
Ryder System Inc.	7.200%	9/1/15	325	379
Southwest Airlines Co.	10.500%	12/15/11	150	163
Union Pacific Corp.	6.500%	4/15/12	60	64
Union Pacific Corp.	5.450%	1/31/13	900	978
United Parcel Service Inc.	4.500%	1/15/13	500	538
United Parcel Service Inc.	3.875%	4/1/14	600	647
				505,497
Utilities (7.2%)
Electric (5.6%)
Alabama Power Co.	4.850%	12/15/12	200	216
Allegheny Energy Supply Co. LLC	8.250%	4/15/12	200	216
Ameren Corp.	8.875%	5/15/14	525	601
Appalachian Power Co.	5.650%	8/15/12	50	54
Appalachian Power Co.	3.400%	5/24/15	600	627
Carolina Power & Light Co.	6.500%	7/15/12	1,075	1,170
Carolina Power & Light Co.	5.125%	9/15/13	75	83
Carolina Power & Light Co.	5.150%	4/1/15	237	268
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	83
Commonwealth Edison Co.	5.400%	12/15/11	250	262
Commonwealth Edison Co.	6.150%	3/15/12	350	373
Commonwealth Edison Co.	4.700%	4/15/15	600	661
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	900	972
Consolidated Natural Gas Co.	5.000%	12/1/14	225	250
Constellation Energy Group Inc.	4.550%	6/15/15	525	561
Consumers Energy Co.	5.375%	4/15/13	50	55
Dayton Power & Light Co.	5.125%	10/1/13	710	782
Dominion Resources Inc.	5.700%	9/17/12	2,100	2,274
Dominion Resources Inc.	5.000%	3/15/13	200	217
Dominion Resources Inc.	5.150%	7/15/15	1,000	1,129
Duke Energy Corp.	6.300%	2/1/14	1,100	1,248
Duke Energy Corp.	3.950%	9/15/14	1,800	1,926
Duke Energy Corp.	3.350%	4/1/15	3,850	4,045
Exelon Corp.	4.900%	6/15/15	2,650	2,886
FirstEnergy Solutions Corp.	4.800%	2/15/15	2,250	2,414
FPL Group Capital Inc.	2.550%	11/15/13	375	386
FPL Group Capital Inc.	7.875%	12/15/15	1,175	1,456
Great Plains Energy Inc.	2.750%	8/15/13	325	330

Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	50	50
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	175	201
Kentucky Utilities Co.	1.625%	11/1/15	350	345
LG&E and KU Energy LLC	2.125%	11/15/15	425	417
Louisville Gas & Electric Co.	1.625%	11/15/15	200	196
MidAmerican Energy Co.	5.650%	7/15/12	75	80
Midamerican Energy Holdings Co.	3.150%	7/15/12	475	491
Midamerican Energy Holdings Co.	5.875%	10/1/12	1,650	1,792
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	3,375	3,633
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	975	1,082
Nevada Power Co.	8.250%	6/1/11	75	78
Niagara Mohawk Power Corp.	3.553%	10/1/14	50	53
Nisource Finance Corp.	6.150%	3/1/13	1,200	1,317
Nisource Finance Corp.	5.400%	7/15/14	600	663
Northeast Utilities	7.250%	4/1/12	125	134
Northeast Utilities	5.650%	6/1/13	25	27
Northern States Power Co.	8.000%	8/28/12	840	936
Northern States Power Co.	1.950%	8/15/15	125	126
NSTAR Electric Co.	4.875%	10/15/12	50	54
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	525	588
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,100	2,426
Pacific Gas & Electric Co.	4.200%	3/1/11	875	883
Pacific Gas & Electric Co.	6.250%	12/1/13	310	351
Pacific Gas & Electric Co.	4.800%	3/1/14	1,225	1,338
Peco Energy Co.	5.000%	10/1/14	25	28
Pepco Holdings Inc.	2.700%	10/1/15	500	502
PG&E Corp.	5.750%	4/1/14	50	56
PPL Energy Supply LLC	6.300%	7/15/13	1,650	1,838
PPL Energy Supply LLC	5.400%	8/15/14	75	82
Progress Energy Inc.	6.850%	4/15/12	400	432
Progress Energy Inc.	6.050%	3/15/14	1,050	1,183
PSEG Power LLC	2.500%	4/15/13	1,750	1,799
PSEG Power LLC	5.000%	4/1/14	100	109
PSEG Power LLC	5.500%	12/1/15	975	1,093
Public Service Co. of Colorado	7.875%	10/1/12	1,115	1,250
Public Service Electric & Gas Co.	5.125%	9/1/12	600	643
Public Service Electric & Gas Co.	2.700%	5/1/15	150	155
San Diego Gas & Electric Co.	5.300%	11/15/15	300	347
Southern California Edison Co.	5.750%	3/15/14	75	85
Southern California Edison Co.	4.150%	9/15/14	1,089	1,189
Southern California Edison Co.	4.650%	4/1/15	600	670
Southern Co.	5.300%	1/15/12	450	472
Southern Co.	4.150%	5/15/14	1,141	1,227
Southern Co.	2.375%	9/15/15	800	807
Southern Power Co.	6.250%	7/15/12	250	271
Southern Power Co.	4.875%	7/15/15	200	222
Tampa Electric Co.	6.875%	6/15/12	100	109
TransAlta Corp.	4.750%	1/15/15	1,600	1,719
Virginia Electric and Power Co.	5.100%	11/30/12	1,300	1,407

Natural Gas (1.6%)
Atmos Energy Corp.	5.125%	1/15/13	300	321
Atmos Energy Corp.	4.950%	10/15/14	105	114
CenterPoint Energy Resources Corp.	7.750%	2/15/11	300	304
DCP Midstream Operating LP	3.250%	10/1/15	200	200
Enbridge Inc.	5.800%	6/15/14	325	368

Short-Term Corporate Bond Index Fund

Energy Transfer Partners LP	5.650%	8/1/12	1,650	1,746
Energy Transfer Partners LP	6.000%	7/1/13	340	373
Energy Transfer Partners LP	5.950%	2/1/15	800	882
Enterprise Products Operating LLC	7.625%	2/15/12	700	751
Enterprise Products Operating LLC	4.600%	8/1/12	100	105
Enterprise Products Operating LLC	6.375%	2/1/13	100	110
Enterprise Products Operating LLC	9.750%	1/31/14	425	520
Enterprise Products Operating LLC	5.600%	10/15/14	825	924
Enterprise Products Operating LLC	5.000%	3/1/15	206	226
Enterprise Products Operating LLC	3.700%	6/1/15	1,300	1,369
Kinder Morgan Energy Partners LP	5.850%	9/15/12	300	324
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,550	1,691
Oneok Inc.	5.200%	6/15/15	225	248
ONEOK Partners LP	5.900%	4/1/12	150	160
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	525	550
Southern California Gas Co.	4.375%	1/15/11	250	251
Spectra Energy Capital LLC	6.250%	2/15/13	1,725	1,884
Texas Gas Transmission LLC	4.600%	6/1/15	175	187
TransCanada PipeLines Ltd.	4.000%	6/15/13	425	454
TransCanada PipeLines Ltd.	3.400%	6/1/15	1,500	1,591
Williams Partners LP	3.800%	2/15/15	2,000	2,102

				78,256
Total Corporate Bonds (Cost $1,045,446)				1,061,723
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
3 Vanguard Market Liquidity Fund (Cost
$4,099)	0.216%		4,098,909	4,099

Total Investments (99.2%) (Cost $1,060,678)				1,076,930
Other Assets and Liabilities-Net (0.8%)				8,169
Net Assets (100%)				1,085,099

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Securities with a value of $134,000 have been segregated as initial margin for open futures contracts.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Short-Term Corporate Bond Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	11,108	—
Corporate Bonds	—	1,061,723	—
Temporary Cash Investments	4,099	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	4,095	1,072,831	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5 Year U.S. Treasury Note	March 2011	84	10,068	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2010, the cost of investment securities for tax purposes was $1,060,744,000. Net unrealized appreciation of investment securities for tax purposes was $16,186,000, consisting of

Short-Term Corporate Bond Index Fund

unrealized gains of $17,169,000 on securities that had risen in value since their purchase and $983,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond
	(Cost $1,062)	2.625%	11/15/20	1,081	1,064
Corporate Bonds (98.5%)
Finance (36.0%)
	Banking (23.5%)
	American Express Co.	6.150%	8/28/17	425	490
	American Express Co.	7.000%	3/19/18	2,425	2,871
	American Express Co.	8.125%	5/20/19	325	410
1	American Express Co.	6.800%	9/1/66	400	396
	Bank of America Corp.	6.500%	8/1/16	1,025	1,114
	Bank of America Corp.	5.420%	3/15/17	500	498
	Bank of America Corp.	6.000%	9/1/17	200	211
	Bank of America Corp.	5.750%	12/1/17	475	492
	Bank of America Corp.	5.650%	5/1/18	4,750	4,883
	Bank of America Corp.	5.625%	7/1/20	1,600	1,609
	Bank of America NA	5.300%	3/15/17	3,600	3,655
	Bank of New York Mellon Corp.	4.600%	1/15/20	825	885
	Barclays Bank plc	5.000%	9/22/16	2,150	2,311
	Barclays Bank PLC	6.750%	5/22/19	425	484
	Barclays Bank PLC	5.140%	10/14/20	900	824
	BB&T Corp.	5.200%	12/23/15	400	441
	BB&T Corp.	3.950%	4/29/16	650	678
	BB&T Corp.	6.850%	4/30/19	150	180
	Bear Stearns Cos. LLC	5.550%	1/22/17	75	81
	Bear Stearns Cos. LLC	6.400%	10/2/17	4,350	4,971
	Bear Stearns Cos. LLC	7.250%	2/1/18	475	573
	Capital One Bank USA NA	8.800%	7/15/19	975	1,218
	Capital One Financial Corp.	6.150%	9/1/16	825	910
	Capital One Financial Corp.	6.750%	9/15/17	150	177
	Citigroup Inc.	5.300%	1/7/16	225	241
	Citigroup Inc.	5.850%	8/2/16	525	578
	Citigroup Inc.	5.500%	2/15/17	700	729
	Citigroup Inc.	6.000%	8/15/17	425	459
	Citigroup Inc.	6.125%	11/21/17	1,425	1,551
	Citigroup Inc.	6.125%	5/15/18	3,450	3,772
	Citigroup Inc.	8.500%	5/22/19	325	398
	Citigroup Inc.	5.375%	8/9/20	550	562
	Comerica Bank	5.200%	8/22/17	150	159
	Compass Bank	6.400%	10/1/17	400	413
	Credit Suisse	6.000%	2/15/18	1,850	2,031
	Credit Suisse	5.300%	8/13/19	100	107
1	Credit Suisse	5.860%	5/15/49	400	380
	Credit Suisse AG	5.400%	1/14/20	1,425	1,478
	Deutsche Bank AG	6.000%	9/1/17	1,050	1,215
	Discover Bank	8.700%	11/18/19	900	1,072
	Fifth Third Bancorp	5.450%	1/15/17	900	943
1	Fifth Third Capital Trust IV	6.500%	4/15/67	125	116
	First Niagara Financial Group Inc.	6.750%	3/19/20	100	108
	Goldman Sachs Group Inc.	5.350%	1/15/16	3,000	3,254

Goldman Sachs Group Inc.	5.625%	1/15/17	1,075	1,142
Goldman Sachs Group Inc.	5.950%	1/18/18	900	979
Goldman Sachs Group Inc.	6.150%	4/1/18	1,850	2,029
Goldman Sachs Group Inc.	7.500%	2/15/19	385	448
Goldman Sachs Group Inc.	5.375%	3/15/20	825	845
Goldman Sachs Group Inc.	6.000%	6/15/20	2,150	2,303
HSBC Bank USA NA	4.875%	8/24/20	175	179
HSBC Bank USA NA/New York NY	6.000%	8/9/17	625	689
JPMorgan Chase & Co.	3.700%	1/20/15	50	52
JPMorgan Chase & Co.	2.600%	1/15/16	275	272
JPMorgan Chase & Co.	6.125%	6/27/17	725	817
JPMorgan Chase & Co.	6.000%	1/15/18	750	847
JPMorgan Chase & Co.	6.300%	4/23/19	1,200	1,372
JPMorgan Chase & Co.	4.400%	7/22/20	700	691
JPMorgan Chase Bank NA	5.875%	6/13/16	200	223
JPMorgan Chase Bank NA	6.000%	10/1/17	1,585	1,776
Merrill Lynch & Co. Inc.	6.050%	5/16/16	590	607
Merrill Lynch & Co. Inc.	5.700%	5/2/17	400	402
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,425	1,555
Merrill Lynch & Co. Inc.	6.875%	11/15/18	400	435
Morgan Stanley	5.450%	1/9/17	5,100	5,303
Morgan Stanley	5.550%	4/27/17	900	949
Morgan Stanley	5.950%	12/28/17	175	186
Morgan Stanley	6.625%	4/1/18	525	576
Morgan Stanley	7.300%	5/13/19	350	395
Morgan Stanley	5.625%	9/23/19	1,490	1,510
Morgan Stanley	5.500%	7/24/20	1,125	1,129
National City Corp.	6.875%	5/15/19	1,000	1,160
Northern Trust Corp.	3.450%	11/4/20	300	297
PNC Funding Corp.	5.125%	2/8/20	875	927
PNC Funding Corp.	4.375%	8/11/20	575	579
Royal Bank of Canada	2.625%	12/15/15	1,000	1,029
Royal Bank of Scotland Group PLC	6.400%	10/21/19	1,900	1,911
Royal Bank of Scotland PLC	5.625%	8/24/20	75	73
SunTrust Banks Inc.	6.000%	9/11/17	100	107
UBS AG/Stamford CT	5.875%	12/20/17	1,175	1,312
UBS AG/Stamford CT	5.750%	4/25/18	1,800	1,996
UBS AG/Stamford CT	4.875%	8/4/20	1,125	1,163
Wachovia Bank NA	5.600%	3/15/16	275	306
Wachovia Corp.	5.625%	10/15/16	1,150	1,280
Wachovia Corp.	5.750%	6/15/17	225	252
Wells Fargo & Co.	5.625%	12/11/17	3,125	3,500
Wells Fargo Bank NA	5.750%	5/16/16	525	587
Westpac Banking Corp.	4.875%	11/19/19	1,300	1,390

Brokerage (1.1%)
1 Ameriprise Financial Inc.	7.518%	6/1/66	350	363
BlackRock Inc.	6.250%	9/15/17	200	232
BlackRock Inc.	5.000%	12/10/19	750	803
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,036
Jefferies Group Inc.	8.500%	7/15/19	780	909
Lazard Group LLC	6.850%	6/15/17	200	212
Nomura Holdings Inc.	6.700%	3/4/20	975	1,077

Finance Companies (3.0%)
Alterra Finance LLC	6.250%	9/30/20	95	98
Discover Financial Services	6.450%	6/12/17	100	107
Discover Financial Services	10.250%	7/15/19	300	383

1 GE Capital Trust I	6.375%	11/15/67	800	793
General Electric Capital Corp.	5.625%	9/15/17	2,810	3,104
General Electric Capital Corp.	5.625%	5/1/18	2,425	2,663
2 General Electric Capital Corp.	6.000%	8/7/19	750	832
General Electric Capital Corp.	5.550%	5/4/20	250	267
General Electric Capital Corp.	4.375%	9/16/20	550	535
1 General Electric Capital Corp.	6.375%	11/15/67	150	149
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	92
HSBC Finance Corp.	5.500%	1/19/16	1,150	1,287
SLM Corp.	8.450%	6/15/18	1,000	1,031
SLM Corp.	8.000%	3/25/20	600	602

Insurance (5.8%)
ACE INA Holdings Inc.	5.700%	2/15/17	200	223
ACE INA Holdings Inc.	5.900%	6/15/19	525	600
Aegon NV	4.625%	12/1/15	525	554
Aetna Inc.	6.000%	6/15/16	625	729
Aetna Inc.	6.500%	9/15/18	750	882
Aflac Inc.	8.500%	5/15/19	625	788
Alleghany Corp.	5.625%	9/15/20	100	101
Allstate Corp.	7.450%	5/16/19	525	652
1 Allstate Corp.	6.125%	5/15/37	350	355
American International Group Inc.	5.450%	5/18/17	100	99
American International Group Inc.	5.850%	1/16/18	450	452
American International Group Inc.	8.250%	8/15/18	1,800	2,025
AON Corp.	5.000%	9/30/20	650	665
Axis Specialty Finance LLC	5.875%	6/1/20	100	102
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	775	869
Chubb Corp.	5.750%	5/15/18	575	655
1 Chubb Corp.	6.375%	3/29/67	300	315
CNA Financial Corp.	6.500%	8/15/16	550	600
CNA Financial Corp.	5.875%	8/15/20	100	102
Genworth Financial Inc.	8.625%	12/15/16	50	56
Genworth Financial Inc.	7.700%	6/15/20	400	423
Hartford Financial Services Group Inc.	6.300%	3/15/18	100	109
Hartford Financial Services Group Inc.	6.000%	1/15/19	750	797
Hartford Financial Services Group Inc.	5.500%	3/30/20	175	178
Humana Inc.	6.450%	6/1/16	275	305
Lincoln National Corp.	8.750%	7/1/19	150	189
1 Lincoln National Corp.	7.000%	5/17/66	775	750
Manulife Financial Corp.	4.900%	9/17/20	525	514
MetLife Inc.	6.750%	6/1/16	1,350	1,587
MetLife Inc.	7.717%	2/15/19	145	180
PartnerRe Finance B LLC	5.500%	6/1/20	100	104
1 Progressive Corp.	6.700%	6/15/37	75	79
Protective Life Corp.	7.375%	10/15/19	100	113
Prudential Financial Inc.	7.375%	6/15/19	1,325	1,586
Prudential Financial Inc.	5.375%	6/21/20	150	160
1 Prudential Financial Inc.	8.875%	6/15/38	175	201
1 Reinsurance Group of America Inc.	6.750%	12/15/65	175	162
Travelers Cos. Inc.	5.800%	5/15/18	600	686
Travelers Cos. Inc.	5.900%	6/2/19	825	955
UnitedHealth Group Inc.	5.375%	3/15/16	300	338
UnitedHealth Group Inc.	6.000%	2/15/18	800	922
Unum Group	5.625%	9/15/20	225	230
WellPoint Inc.	5.250%	1/15/16	1,425	1,598
WellPoint Inc.	5.875%	6/15/17	175	200
Willis North America Inc.	7.000%	9/29/19	150	163

WR Berkley Corp.	5.375%	9/15/20	175	176

Other Finance (0.1%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	300	310

Real Estate Investment Trusts (2.5%)
AMB Property LP	4.500%	8/15/17	200	203
Boston Properties LP	5.875%	10/15/19	425	475
Brandywine Operating Partnership LP	5.700%	5/1/17	200	203
CommonWealth REIT	5.875%	9/15/20	400	396
Duke Realty LP	6.750%	3/15/20	125	139
ERP Operating LP	5.125%	3/15/16	150	165
ERP Operating LP	5.750%	6/15/17	950	1,062
ERP Operating LP	4.750%	7/15/20	300	311
HCP Inc.	6.000%	1/30/17	300	323
HCP Inc.	6.700%	1/30/18	850	932
Health Care REIT Inc.	6.200%	6/1/16	275	310
Health Care REIT Inc.	4.700%	9/15/17	50	52
Hospitality Properties Trust	5.625%	3/15/17	350	358
Kimco Realty Corp.	6.875%	10/1/19	100	116
Liberty Property LP	4.750%	10/1/20	365	370
ProLogis	7.375%	10/30/19	450	505
ProLogis	6.875%	3/15/20	975	1,059
Simon Property Group LP	5.250%	12/1/16	900	995
Simon Property Group LP	5.875%	3/1/17	550	621
Simon Property Group LP	6.125%	5/30/18	325	375
Simon Property Group LP	10.350%	4/1/19	200	278
Simon Property Group LP	5.650%	2/1/20	850	949
				146,119
Industrial (51.6%)
Basic Industry (5.7%)
Alcoa Inc.	5.550%	2/1/17	650	677
Alcoa Inc.	6.750%	7/15/18	200	219
Alcoa Inc.	6.150%	8/15/20	375	387
ArcelorMittal	6.125%	6/1/18	500	536
ArcelorMittal	9.850%	6/1/19	175	221
ArcelorMittal	5.250%	8/5/20	1,175	1,159
Barrick Gold Corp.	6.950%	4/1/19	725	912
Barrick North America Finance LLC	6.800%	9/15/18	125	155
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	725	825
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	1,400	1,716
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	54
Commercial Metals Co.	7.350%	8/15/18	500	528
Dow Chemical Co.	2.500%	2/15/16	350	340
Dow Chemical Co.	5.700%	5/15/18	175	192
Dow Chemical Co.	8.550%	5/15/19	1,595	2,011
Dow Chemical Co.	4.250%	11/15/20	500	484
EI du Pont de Nemours & Co.	6.000%	7/15/18	225	267
EI du Pont de Nemours & Co.	4.625%	1/15/20	775	844
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,280	1,424
International Paper Co.	7.950%	6/15/18	1,050	1,271
International Paper Co.	9.375%	5/15/19	175	228
Lubrizol Corp.	8.875%	2/1/19	600	758
Newmont Mining Corp.	5.125%	10/1/19	150	167
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	300	298
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	119
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	200	214

PPG Industries Inc.	6.650%	3/15/18	400	474
Praxair Inc.	4.500%	8/15/19	700	759
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,000	1,192
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	675	924
Sigma-Aldrich Corp.	3.375%	11/1/20	40	39
Southern Copper Corp.	5.375%	4/16/20	200	209
Teck Resources Ltd.	10.250%	5/15/16	300	371
Teck Resources Ltd.	3.850%	8/15/17	400	408
Teck Resources Ltd.	10.750%	5/15/19	275	357
Vale Overseas Ltd.	6.250%	1/11/16	1,000	1,130
Vale Overseas Ltd.	5.625%	9/15/19	1,175	1,269
Vale Overseas Ltd.	4.625%	9/15/20	50	51

Capital Goods (5.4%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	216
Allied Waste North America Inc.	7.125%	5/15/16	400	424
Allied Waste North America Inc.	6.875%	6/1/17	200	222
Boeing Co.	3.750%	11/20/16	300	323
Boeing Co.	6.000%	3/15/19	225	266
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,500	1,903
Caterpillar Inc.	5.700%	8/15/16	150	177
Caterpillar Inc.	7.900%	12/15/18	50	66
CRH America Inc.	4.125%	1/15/16	225	225
CRH America Inc.	6.000%	9/30/16	525	582
CRH America Inc.	8.125%	7/15/18	200	239
Danaher Corp.	5.400%	3/1/19	475	552
Deere & Co.	4.375%	10/16/19	450	487
Embraer Overseas Ltd.	6.375%	1/24/17	200	215
Embraer Overseas Ltd.	6.375%	1/15/20	225	243
Emerson Electric Co.	4.875%	10/15/19	100	112
Emerson Electric Co.	4.250%	11/15/20	575	615
General Electric Co.	5.250%	12/6/17	2,000	2,206
Goodrich Corp.	4.875%	3/1/20	225	244
Harsco Corp.	5.750%	5/15/18	475	538
Honeywell International Inc.	5.300%	3/1/18	975	1,119
Honeywell International Inc.	5.000%	2/15/19	600	680
Illinois Tool Works Inc.	6.250%	4/1/19	25	30
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	950	1,121
John Deere Capital Corp.	2.800%	9/18/17	200	200
John Deere Capital Corp.	5.350%	4/3/18	250	285
L-3 Communications Corp.	5.200%	10/15/19	850	902
L-3 Communications Corp.	4.750%	7/15/20	325	334
Lockheed Martin Corp.	4.250%	11/15/19	775	818
Northrop Grumman Corp.	5.050%	8/1/19	475	522
Owens Corning	6.500%	12/1/16	850	911
Raytheon Co.	4.400%	2/15/20	125	133
Raytheon Co.	3.125%	10/15/20	475	453
Republic Services Inc.	5.500%	9/15/19	1,000	1,116
Roper Industries Inc.	6.250%	9/1/19	600	686
Tyco International Finance SA	8.500%	1/15/19	250	328
United Technologies Corp.	6.125%	2/1/19	225	272
United Technologies Corp.	4.500%	4/15/20	900	977
Waste Management Inc.	6.100%	3/15/18	650	751
Waste Management Inc.	4.750%	6/30/20	150	160

Communication (9.3%)
America Movil SAB de CV	5.625%	11/15/17	450	505
America Movil SAB de CV	5.000%	3/30/20	450	484

American Tower Corp.	7.000%	10/15/17	600	693
AT&T Inc.	5.500%	2/1/18	2,500	2,857
AT&T Inc.	5.600%	5/15/18	25	29
AT&T Inc.	5.800%	2/15/19	650	757
British Telecommunications PLC	5.950%	1/15/18	950	1,048
CBS Corp.	5.750%	4/15/20	440	478
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	1,175	1,583
Comcast Corp.	6.500%	1/15/17	1,025	1,212
Comcast Corp.	6.300%	11/15/17	1,450	1,700
Comcast Corp.	5.700%	5/15/18	600	679
Comcast Corp.	5.150%	3/1/20	200	216
Deutsche Telekom International Finance BV	6.750%	8/20/18	200	245
Deutsche Telekom International Finance BV	6.000%	7/8/19	975	1,136
DIRECTV Holdings LLC	5.200%	3/15/20	200	211
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	300	334
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	875	971
Discovery Communications LLC	5.050%	6/1/20	1,075	1,167
Embarq Corp.	7.082%	6/1/16	925	1,044
France Telecom SA	5.375%	7/8/19	500	567
Grupo Televisa SA	6.000%	5/15/18	400	449
NBC Universal Inc.	2.875%	4/1/16	850	849
NBC Universal Inc.	5.150%	4/30/20	125	134
News America Inc.	6.900%	3/1/19	1,075	1,325
Omnicom Group Inc.	5.900%	4/15/16	565	644
Omnicom Group Inc.	4.450%	8/15/20	650	650
Qwest Corp.	8.375%	5/1/16	700	831
Reed Elsevier Capital Inc.	8.625%	1/15/19	450	585
Rogers Communications Inc.	6.800%	8/15/18	850	1,038
RR Donnelley & Sons Co.	6.125%	1/15/17	1,000	1,043
Telecom Italia Capital SA	6.999%	6/4/18	175	193
Telefonica Emisiones SAU	6.421%	6/20/16	900	1,009
Telefonica Emisiones SAU	5.877%	7/15/19	310	334
Telefonica Emisiones SAU	5.134%	4/27/20	375	381
Thomson Reuters Corp.	6.500%	7/15/18	150	181
Time Warner Cable Inc.	5.850%	5/1/17	1,925	2,196
Time Warner Cable Inc.	6.750%	7/1/18	1,125	1,337
Time Warner Cable Inc.	8.250%	4/1/19	925	1,173
Verizon Communications Inc.	5.550%	2/15/16	950	1,095
Verizon Communications Inc.	5.500%	2/15/18	1,950	2,217
Verizon Communications Inc.	6.100%	4/15/18	200	234
Verizon Communications Inc.	8.750%	11/1/18	425	573
Vodafone Group PLC	5.750%	3/15/16	175	200
Vodafone Group PLC	5.625%	2/27/17	725	830
Vodafone Group PLC	4.625%	7/15/18	250	273

Consumer Cyclical (4.8%)
BorgWarner Inc.	4.625%	9/15/20	75	77
Costco Wholesale Corp.	5.500%	3/15/17	125	147
CVS Caremark Corp.	5.750%	6/1/17	1,400	1,604
CVS Caremark Corp.	6.600%	3/15/19	500	604
CVS Caremark Corp.	4.750%	5/18/20	75	80
Darden Restaurants Inc.	6.200%	10/15/17	300	343
eBay Inc.	3.250%	10/15/20	150	143
Expedia Inc.	7.456%	8/15/18	350	399
Expedia Inc.	5.950%	8/15/20	75	76

Home Depot Inc.	5.400%	3/1/16	1,875	2,141
International Game Technology	5.500%	6/15/20	50	52
Johnson Controls Inc.	5.000%	3/30/20	725	792
McDonald's Corp.	5.350%	3/1/18	1,375	1,586
Nordstrom Inc.	6.250%	1/15/18	400	459
Target Corp.	5.875%	7/15/16	200	236
Target Corp.	6.000%	1/15/18	1,400	1,664
Time Warner Inc.	5.875%	11/15/16	675	778
Time Warner Inc.	4.875%	3/15/20	1,300	1,392
TJX Cos. Inc.	6.950%	4/15/19	150	188
Toll Brothers Finance Corp.	6.750%	11/1/19	200	206
Toyota Motor Credit Corp.	4.500%	6/17/20	200	216
Viacom Inc.	6.250%	4/30/16	1,225	1,423
Wal-Mart Stores Inc.	5.375%	4/5/17	200	233
Wal-Mart Stores Inc.	5.800%	2/15/18	100	118
Wal-Mart Stores Inc.	3.625%	7/8/20	725	725
Wal-Mart Stores Inc.	3.250%	10/25/20	1,050	1,022
Walgreen Co.	5.250%	1/15/19	850	975
Walt Disney Co.	5.625%	9/15/16	450	534
Western Union Co.	5.930%	10/1/16	300	346
Yum! Brands Inc.	6.250%	3/15/18	650	756

Consumer Noncyclical (12.8%)
Abbott Laboratories	5.875%	5/15/16	875	1,034
Abbott Laboratories	5.600%	11/30/17	750	876
Abbott Laboratories	5.125%	4/1/19	550	626
Abbott Laboratories	4.125%	5/27/20	300	318
Altria Group Inc.	9.700%	11/10/18	1,575	2,126
Altria Group Inc.	9.250%	8/6/19	325	432
Amgen Inc.	5.850%	6/1/17	925	1,084
Amgen Inc.	5.700%	2/1/19	150	176
Amgen Inc.	3.450%	10/1/20	275	270
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	200	225
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,250	1,401
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	175	190
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	572
AstraZeneca PLC	5.900%	9/15/17	1,250	1,483
Baxter International Inc.	5.900%	9/1/16	700	832
Becton Dickinson and Co.	3.250%	11/12/20	450	438
Bottling Group LLC	5.500%	4/1/16	175	204
Bottling Group LLC	5.125%	1/15/19	500	564
Bunge Ltd. Finance Corp.	8.500%	6/15/19	700	838
Campbell Soup Co.	3.050%	7/15/17	125	129
CareFusion Corp.	6.375%	8/1/19	750	876
Celgene Corp.	3.950%	10/15/20	65	64
Coca-Cola Co.	5.350%	11/15/17	1,350	1,560
Coca-Cola Co.	3.150%	11/15/20	400	387
Corn Products International Inc.	4.625%	11/1/20	50	51
Covidien International Finance SA	6.000%	10/15/17	425	498
Diageo Capital PLC	5.500%	9/30/16	200	231
Diageo Capital PLC	5.750%	10/23/17	500	585
Diageo Capital PLC	4.828%	7/15/20	100	110
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	600	724
Eli Lilly & Co.	5.200%	3/15/17	450	513
Fortune Brands Inc.	5.375%	1/15/16	150	157
General Mills Inc.	5.700%	2/15/17	675	783
General Mills Inc.	5.650%	2/15/19	175	201
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,375	1,615

Johnson & Johnson	5.550%	8/15/17	175	206
Johnson & Johnson	5.150%	7/15/18	700	806
Kellogg Co.	4.450%	5/30/16	675	744
Kellogg Co.	4.150%	11/15/19	75	79
Kimberly-Clark Corp.	7.500%	11/1/18	425	548
Kimberly-Clark Corp.	3.625%	8/1/20	100	102
Koninklijke Philips Electronics NV	5.750%	3/11/18	875	1,011
Kraft Foods Inc.	4.125%	2/9/16	1,175	1,260
Kraft Foods Inc.	6.500%	8/11/17	175	209
Kraft Foods Inc.	6.125%	2/1/18	2,275	2,679
Kraft Foods Inc.	5.375%	2/10/20	675	750
Kroger Co.	6.400%	8/15/17	600	700
Kroger Co.	6.150%	1/15/20	250	290
Laboratory Corp. of America Holdings	4.625%	11/15/20	400	405
Life Technologies Corp.	6.000%	3/1/20	375	415
Lorillard Tobacco Co.	8.125%	6/23/19	200	228
Lorillard Tobacco Co.	6.875%	5/1/20	450	474
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,000	1,089
Medco Health Solutions Inc.	7.125%	3/15/18	950	1,153
Medtronic Inc.	4.450%	3/15/20	875	944
Merck & Co. Inc.	6.000%	9/15/17	400	478
Merck & Co. Inc.	5.000%	6/30/19	1,125	1,283
Newell Rubbermaid Inc.	4.700%	8/15/20	900	920
Novartis Capital Corp.	4.400%	4/24/20	300	325
Novartis Securities Investment Ltd.	5.125%	2/10/19	1,200	1,364
PepsiCo Inc.	5.000%	6/1/18	450	509
PepsiCo Inc.	7.900%	11/1/18	1,450	1,920
Pfizer Inc.	6.200%	3/15/19	1,500	1,826
Philip Morris International Inc.	5.650%	5/16/18	1,300	1,518
Procter & Gamble Co.	4.700%	2/15/19	995	1,112
Quest Diagnostics Inc.	4.750%	1/30/20	600	610
Reynolds American Inc.	7.625%	6/1/16	375	445
Reynolds American Inc.	6.750%	6/15/17	700	798
Safeway Inc.	6.350%	8/15/17	425	488
Safeway Inc.	5.000%	8/15/19	125	132
Sara Lee Corp.	4.100%	9/15/20	100	100
St. Jude Medical Inc.	4.875%	7/15/19	400	439
Stryker Corp.	4.375%	1/15/20	100	107
Sysco Corp.	5.250%	2/12/18	150	170
Wyeth	5.450%	4/1/17	900	1,036
Zimmer Holdings Inc.	4.625%	11/30/19	175	186

Energy (6.7%)
Anadarko Petroleum Corp.	5.950%	9/15/16	1,125	1,199
Anadarko Petroleum Corp.	6.375%	9/15/17	475	512
Apache Corp.	5.625%	1/15/17	600	697
BP Capital Markets plc	4.750%	3/10/19	1,050	1,109
BP Capital Markets plc	4.500%	10/1/20	575	586
Canadian Natural Resources Ltd.	5.700%	5/15/17	975	1,126
Cenovus Energy Inc.	5.700%	10/15/19	450	521
Chevron Corp.	4.950%	3/3/19	400	461
ConocoPhillips	5.750%	2/1/19	350	409
ConocoPhillips	6.000%	1/15/20	200	240
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	1,300	1,513
Devon Energy Corp.	6.300%	1/15/19	225	271
Encana Corp.	5.900%	12/1/17	175	204
Encana Corp.	6.500%	5/15/19	500	602
EOG Resources Inc.	5.625%	6/1/19	150	171

EOG Resources Inc.	4.100%	2/1/21	1,200	1,197
Halliburton Co.	6.150%	9/15/19	700	820
Hess Corp.	8.125%	2/15/19	675	876
Husky Energy Inc.	7.250%	12/15/19	100	121
Marathon Oil Corp.	5.900%	3/15/18	325	374
Nabors Industries Inc.	9.250%	1/15/19	1,100	1,398
Nabors Industries Inc.	5.000%	9/15/20	25	25
Noble Energy Inc.	8.250%	3/1/19	350	452
Occidental Petroleum Corp.	4.125%	6/1/16	700	773
Petro-Canada	6.050%	5/15/18	600	694
Rowan Cos. Inc.	5.000%	9/1/17	250	258
Shell International Finance BV	4.300%	9/22/19	650	700
Shell International Finance BV	4.375%	3/25/20	750	812
Smith International Inc.	9.750%	3/15/19	300	423
Statoil ASA	3.125%	8/17/17	125	127
Statoil ASA	5.250%	4/15/19	1,000	1,141
Suncor Energy Inc.	6.100%	6/1/18	450	523
Talisman Energy Inc.	7.750%	6/1/19	300	380
Total Capital SA	2.300%	3/15/16	800	795
Total Capital SA	4.450%	6/24/20	125	134
Transocean Inc.	6.000%	3/15/18	500	533
Transocean Inc.	6.500%	11/15/20	115	125
Valero Energy Corp.	9.375%	3/15/19	500	633
Valero Energy Corp.	6.125%	2/1/20	1,175	1,270
Weatherford International Ltd. Bermuda	9.625%	3/1/19	725	942
Weatherford International Ltd. Bermuda	5.125%	9/15/20	1,150	1,172
XTO Energy Inc.	5.500%	6/15/18	300	354
XTO Energy Inc.	6.500%	12/15/18	500	630

Technology (4.7%)
Adobe Systems Inc.	4.750%	2/1/20	400	425
Agilent Technologies Inc.	6.500%	11/1/17	500	570
Cisco Systems Inc.	5.500%	2/22/16	875	1,019
Cisco Systems Inc.	4.950%	2/15/19	625	702
Cisco Systems Inc.	4.450%	1/15/20	1,600	1,716
Computer Sciences Corp.	6.500%	3/15/18	700	776
Dell Inc.	5.875%	6/15/19	450	505
Fiserv Inc.	4.625%	10/1/20	300	299
Harris Corp.	4.400%	12/15/20	425	423
Hewlett-Packard Co.	5.400%	3/1/17	300	342
Hewlett-Packard Co.	5.500%	3/1/18	550	634
Hewlett-Packard Co.	3.750%	12/1/20	75	75
International Business Machines Corp.	5.700%	9/14/17	1,825	2,140
International Business Machines Corp.	7.625%	10/15/18	729	955
KLA-Tencor Corp.	6.900%	5/1/18	350	396
Microsoft Corp.	4.200%	6/1/19	700	759
Nokia Oyj	5.375%	5/15/19	500	544
Oracle Corp.	5.250%	1/15/16	2,600	2,983
Oracle Corp.	5.750%	4/15/18	650	755
Oracle Corp.	3.875%	7/15/20	60	62
Pitney Bowes Inc.	4.750%	1/15/16	475	500
Symantec Corp.	4.200%	9/15/20	125	119
Tyco Electronics Group SA	6.550%	10/1/17	800	923
Xerox Corp.	6.400%	3/15/16	325	378
Xerox Corp.	6.350%	5/15/18	1,025	1,189

Transportation (2.2%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	850	970

Burlington Northern Santa Fe LLC	5.750%	3/15/18	500	574
Canadian National Railway Co.	5.550%	3/1/19	25	29
Con-way Inc.	7.250%	1/15/18	200	221
1 Continental Airlines 2009-1 Pass Through
Trust	9.000%	7/8/16	576	664
1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	194	220
CSX Corp.	6.250%	3/15/18	350	409
CSX Corp.	7.375%	2/1/19	825	1,023
1 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	221	249
1 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	700	712
FedEx Corp.	8.000%	1/15/19	150	191
Norfolk Southern Corp.	5.750%	1/15/16	100	115
Norfolk Southern Corp.	5.750%	4/1/18	200	231
Norfolk Southern Corp.	5.900%	6/15/19	800	934
Ryder System Inc.	3.600%	3/1/16	160	162
Ryder System Inc.	5.850%	11/1/16	100	113
Union Pacific Corp.	5.700%	8/15/18	400	459
Union Pacific Corp.	7.875%	1/15/19	425	546
Union Pacific Corp.	6.125%	2/15/20	150	177
United Parcel Service Inc.	5.500%	1/15/18	150	174
United Parcel Service Inc.	5.125%	4/1/19	600	693
				209,236
Utilities (10.9%)
Electric (7.2%)
Ameren Energy Generating Co.	7.000%	4/15/18	475	492
American Water Capital Corp.	6.085%	10/15/17	450	519
Appalachian Power Co.	7.950%	1/15/20	175	227
Atlantic City Electric Co.	7.750%	11/15/18	75	95
Carolina Power & Light Co.	5.300%	1/15/19	925	1,058
Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,000	1,097
Commonwealth Edison Co.	4.000%	8/1/20	800	822
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	600	704
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	200	252
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	500	537
Consumers Energy Co.	6.125%	3/15/19	25	30
Consumers Energy Co.	6.700%	9/15/19	125	154
Consumers Energy Co.	5.650%	4/15/20	175	202
Dominion Resources Inc.	8.875%	1/15/19	450	601
Dominion Resources Inc.	5.200%	8/15/19	1,400	1,575
1 Dominion Resources Inc.	7.500%	6/30/66	200	209
Duke Energy Carolinas LLC	7.000%	11/15/18	200	253
Duke Energy Corp.	5.050%	9/15/19	775	852
Duke Energy Indiana Inc.	3.750%	7/15/20	1,100	1,116
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	169
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	325	323
Exelon Generation Co. LLC	6.200%	10/1/17	275	318
Exelon Generation Co. LLC	5.200%	10/1/19	875	943
Florida Power Corp.	5.650%	6/15/18	225	264
FPL Group Capital Inc.	7.875%	12/15/15	775	960
FPL Group Capital Inc.	6.000%	3/1/19	350	404
1 FPL Group Capital Inc.	6.350%	10/1/66	400	393
1 FPL Group Capital Inc.	6.650%	6/15/67	225	223
Georgia Power Co.	5.700%	6/1/17	300	347
Georgia Power Co.	4.250%	12/1/19	725	771

Kentucky Utilities Co.	3.250%	11/1/20	525	518
LG&E and KU Energy LLC	3.750%	11/15/20	195	190
Midamerican Energy Holdings Co.	5.750%	4/1/18	850	989
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	300	339
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,325	1,874
Nevada Power Co.	7.125%	3/15/19	925	1,133
Nisource Finance Corp.	10.750%	3/15/16	525	694
Nisource Finance Corp.	6.400%	3/15/18	825	941
Northern States Power Co./MN	5.250%	3/1/18	900	1,027
NSTAR	4.500%	11/15/19	244	262
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	475	573
Pacific Gas & Electric Co.	5.625%	11/30/17	950	1,097
Pacific Gas & Electric Co.	8.250%	10/15/18	350	463
Pennsylvania Electric Co.	5.200%	4/1/20	350	376
Public Service Electric & Gas Co.	3.500%	8/15/20	375	377
Southern California Edison Co.	5.500%	8/15/18	100	116
Southwestern Electric Power Co.	5.875%	3/1/18	300	333
TransAlta Corp.	6.650%	5/15/18	550	638
UIL Holdings Corp.	4.625%	10/1/20	150	147
Union Electric Co.	6.700%	2/1/19	200	238
1 Wisconsin Energy Corp.	6.250%	5/15/67	350	344
Xcel Energy Inc.	4.700%	5/15/20	600	649

Natural Gas (3.7%)
Enbridge Energy Partners LP	6.500%	4/15/18	400	467
Enbridge Energy Partners LP	9.875%	3/1/19	800	1,076
Energy Transfer Partners LP	6.700%	7/1/18	500	568
Energy Transfer Partners LP	9.700%	3/15/19	200	261
Energy Transfer Partners LP	9.000%	4/15/19	400	505
Enterprise Products Operating LLC	6.300%	9/15/17	975	1,122
Enterprise Products Operating LLC	6.500%	1/31/19	500	578
Enterprise Products Operating LLC	5.200%	9/1/20	300	319
EQT Corp.	8.125%	6/1/19	575	695
Kinder Morgan Energy Partners LP	5.950%	2/15/18	200	226
Kinder Morgan Energy Partners LP	9.000%	2/1/19	675	873
Kinder Morgan Energy Partners LP	6.850%	2/15/20	500	586
National Grid plc	6.300%	8/1/16	1,300	1,533
ONEOK Partners LP	8.625%	3/1/19	475	610
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	150	172
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	800	870
Sempra Energy	9.800%	2/15/19	650	899
Tennessee Gas Pipeline Co.	7.500%	4/1/17	450	528
TransCanada PipeLines Ltd.	6.500%	8/15/18	650	792
TransCanada PipeLines Ltd.	7.125%	1/15/19	450	567
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	250	248
Williams Partners LP	5.250%	3/15/20	500	535
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	800	957

Other Utility (0.0%)
Veolia Environnement SA	6.000%	6/1/18	150	173

				44,388
Total Corporate Bonds (Cost $389,027)				399,743
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	150	165
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	100	114
Total Taxable Municipal Bonds (Cost $267)				279
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
3 Vanguard Market Liquidity Fund
(Cost $2,633)	0.216%		2,633,219	2,633

Total Investments (99.5%) (Cost $392,989)				403,719
Other Assets and Liabilities-Net (0.5%)				2,199
Net Assets (100%)				405,918

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Securities with a value of $55,000 have been segregated as initial margin for open futures contracts.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,064	—
Corporate Bonds	—	399,743	—
Taxable Municipal Bonds	—	279	—
Temporary Cash Investments	2,633	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	2,628	401,086	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2011	2	248	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2010, the cost of investment securities for tax purposes was $393,007,000. Net unrealized appreciation of investment securities for tax purposes was $10,712,000, consisting of unrealized gains of $12,003,000 on securities that had risen in value since their purchase and $1,291,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.7%)
U.S. Government Securities (0.7%)
	United States Treasury Note/Bond	0.875%	2/29/12	35	35
	United States Treasury Note/Bond	4.250%	11/15/13	215	238
	United States Treasury Note/Bond	2.625%	11/15/20	20	20
	United States Treasury Note/Bond	3.875%	8/15/40	135	129
Total U.S. Government and Agency Obligations (Cost $423)					422
Corporate Bonds (97.4%)
Finance (20.2%)
	Banking (11.3%)
1	Abbey National Capital Trust I	8.963%	12/29/49	100	106
	American Express Co.	8.150%	3/19/38	155	209
	BAC Capital Trust XI	6.625%	5/23/36	75	72
	Bank One Capital III	8.750%	9/1/30	100	117
	Bank One Corp.	7.625%	10/15/26	50	60
1	BB&T Capital Trust IV	6.820%	6/12/57	125	124
	Capital One Capital III	7.686%	8/15/36	325	325
	Citigroup Inc.	6.125%	8/25/36	25	24
	Citigroup Inc.	6.875%	3/5/38	675	716
	Citigroup Inc.	8.125%	7/15/39	375	455
	Credit Suisse USA Inc.	7.125%	7/15/32	25	30
	Fifth Third Bancorp	8.250%	3/1/38	132	153
	FleetBoston Financial Corp.	6.700%	7/15/28	100	98
	Goldman Sachs Group Inc.	5.950%	1/15/27	300	296
	Goldman Sachs Group Inc.	6.125%	2/15/33	75	78
	Goldman Sachs Group Inc.	6.450%	5/1/36	325	317
	Goldman Sachs Group Inc.	6.750%	10/1/37	575	577
	HSBC Holdings plc	6.500%	5/2/36	225	233
	HSBC Holdings plc	6.800%	6/1/38	575	614
	JP Morgan Chase Capital XX	6.550%	9/29/36	75	74
	JP Morgan Chase Capital XXII	6.450%	2/2/37	175	171
	JPMorgan Chase & Co.	6.400%	5/15/38	355	398
	JPMorgan Chase & Co.	5.500%	10/15/40	50	50
	JPMorgan Chase Capital XXVII	7.000%	11/1/39	125	127
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	360
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	50	45
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	395	419
	Morgan Stanley	6.250%	8/9/26	175	181
	NB Capital Trust II	7.830%	12/15/26	75	76
	Santander UK PLC	7.950%	10/26/29	65	72
	Wachovia Bank NA	5.850%	2/1/37	20	20
	Wachovia Bank NA	6.600%	1/15/38	410	446
	Wachovia Corp.	5.500%	8/1/35	140	131
	Wells Fargo Capital X	5.950%	12/15/36	175	169

	Brokerage (0.1%)
	Jefferies Group Inc.	6.250%	1/15/36	100	90

	Finance Companies (2.8%)
	General Electric Capital Corp.	5.550%	1/5/26	475	472

General Electric Capital Corp.	6.750%	3/15/32	150	163
General Electric Capital Corp.	6.150%	8/7/37	175	178
General Electric Capital Corp.	5.875%	1/14/38	950	931
SLM Corp.	5.625%	8/1/33	100	77

Insurance (5.6%)
ACE INA Holdings Inc.	6.700%	5/15/36	100	115
Aetna Inc.	6.625%	6/15/36	150	169
Aetna Inc.	6.750%	12/15/37	100	114
Aflac Inc.	6.900%	12/17/39	100	109
Allstate Corp.	6.900%	5/15/38	75	89
1 Allstate Corp.	6.500%	5/15/57	200	203
American International Group Inc.	6.250%	5/1/36	90	84
AON Corp.	6.250%	9/30/40	125	128
AXA SA	8.600%	12/15/30	105	120
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	150	157
Chubb Corp.	6.000%	5/11/37	75	82
Chubb Corp.	6.500%	5/15/38	50	58
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	70	68
MetLife Inc.	6.400%	12/15/36	235	229
MetLife Inc.	5.875%	2/6/41	540	559
Protective Life Corp.	8.450%	10/15/39	100	109
Prudential Financial Inc.	5.750%	7/15/33	175	173
Transatlantic Holdings Inc.	8.000%	11/30/39	75	78
Travelers Cos. Inc.	6.250%	6/15/37	175	198
Travelers Cos. Inc.	5.350%	11/1/40	80	79
UnitedHealth Group Inc.	6.875%	2/15/38	435	505
Validus Holdings Ltd.	8.875%	1/26/40	35	38
WellPoint Inc.	5.800%	8/15/40	50	51
XL Group plc	6.250%	5/15/27	100	101

Real Estate Investment Trusts (0.4%)
Boston Properties LP	4.125%	5/15/21	145	141
Health Care REIT Inc.	4.950%	1/15/21	40	40
Simon Property Group LP	6.750%	2/1/40	75	86
				13,137
Industrial (61.3%)
Basic Industry (5.0%)
Alcoa Inc.	5.900%	2/1/27	275	269
Alcoa Inc.	6.750%	1/15/28	100	104
ArcelorMittal	7.000%	10/15/39	90	91
Barrick North America Finance LLC	7.500%	9/15/38	75	95
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	54
Dow Chemical Co.	9.400%	5/15/39	250	351
Eastman Chemical Co.	7.250%	1/15/24	175	215
EI du Pont de Nemours & Co.	3.625%	1/15/21	60	60
EI du Pont de Nemours & Co.	4.900%	1/15/41	100	98
International Paper Co.	7.500%	8/15/21	190	226
Monsanto Co.	5.875%	4/15/38	50	54
Newmont Mining Corp.	6.250%	10/1/39	150	166
Nucor Corp.	6.400%	12/1/37	50	58
Plum Creek Timberlands LP	4.700%	3/15/21	45	44
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	100	100
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	200	244
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	110	107
Southern Copper Corp.	7.500%	7/27/35	300	339
Teck Resources Ltd.	6.125%	10/1/35	50	53

Teck Resources Ltd.	6.000%	8/15/40	25	26
Vale Overseas Ltd.	6.875%	11/21/36	400	444
Vale Overseas Ltd.	6.875%	11/10/39	55	60

Capital Goods (4.4%)
3M Co.	6.375%	2/15/28	100	117
Boeing Co.	6.875%	3/15/39	300	371
Caterpillar Inc.	6.050%	8/15/36	225	260
Deere & Co.	5.375%	10/16/29	75	80
Emerson Electric Co.	5.250%	11/15/39	80	83
Goodrich Corp.	3.600%	2/1/21	100	98
Honeywell International Inc.	5.700%	3/15/36	200	220
Honeywell International Inc.	5.700%	3/15/37	25	28
Lafarge SA	7.125%	7/15/36	150	149
Lockheed Martin Corp.	5.720%	6/1/40	270	287
Northrop Grumman Systems Corp.	7.750%	2/15/31	25	33
Owens Corning	7.000%	12/1/36	50	51
Parker Hannifin Corp.	3.500%	9/15/22	75	73
Raytheon Co.	4.875%	10/15/40	85	82
Republic Services Inc.	5.250%	11/15/21	225	246
Sonoco Products Co.	5.750%	11/1/40	25	25
Stanley Black & Decker Inc.	5.200%	9/1/40	25	24
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	50	62
United Technologies Corp.	7.500%	9/15/29	75	98
United Technologies Corp.	5.700%	4/15/40	225	249
Waste Management Inc.	7.750%	5/15/32	75	93
Waste Management Inc.	6.125%	11/30/39	100	108

Communication (15.7%)
Alltel Corp.	7.875%	7/1/32	100	130
America Movil SAB de CV	6.125%	3/30/40	375	410
AT&T Inc.	6.150%	9/15/34	450	470
AT&T Inc.	6.800%	5/15/36	150	170
AT&T Inc.	6.500%	9/1/37	350	379
AT&T Inc.	6.300%	1/15/38	425	454
AT&T Inc.	6.400%	5/15/38	275	299
AT&T Inc.	5.350%	9/1/40	215	207
British Telecommunications plc	9.875%	12/15/30	250	332
CBS Corp.	4.300%	2/15/21	150	145
CBS Corp.	7.875%	7/30/30	50	59
Comcast Corp.	5.650%	6/15/35	225	219
Comcast Corp.	6.500%	11/15/35	75	81
Comcast Corp.	6.450%	3/15/37	100	107
Comcast Corp.	6.950%	8/15/37	565	638
Comcast Corp.	6.400%	5/15/38	150	160
Deutsche Telekom International Finance BV	8.750%	6/15/30	535	721
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	100	99
Embarq Corp.	7.995%	6/1/36	225	244
France Telecom SA	8.500%	3/1/31	85	116
Koninklijke KPN NV	8.375%	10/1/30	100	132
NBC Universal Inc.	4.375%	4/1/21	100	100
NBC Universal Inc.	6.400%	4/30/40	175	188
NBC Universal Inc.	5.950%	4/1/41	100	101
News America Holdings Inc.	7.700%	10/30/25	50	60
News America Inc.	6.150%	3/1/37	700	735
Qwest Corp.	7.250%	9/15/25	100	108

Qwest Corp.	7.125%	11/15/43	75	73
Telecom Italia Capital SA	7.200%	7/18/36	275	262
Telecom Italia Capital SA	7.721%	6/4/38	75	76
Telefonica Emisiones SAU	7.045%	6/20/36	275	297
Time Warner Cable Inc.	6.550%	5/1/37	375	401
Time Warner Cable Inc.	7.300%	7/1/38	325	378
Time Warner Cable Inc.	5.875%	11/15/40	85	84
United States Cellular Corp.	6.700%	12/15/33	100	99
Verizon Communications Inc.	8.750%	11/1/18	100	135
Verizon Communications Inc.	6.250%	4/1/37	40	44
Verizon Communications Inc.	6.900%	4/15/38	610	718
Verizon Communications Inc.	8.950%	3/1/39	250	359
Verizon Global Funding Corp.	7.750%	12/1/30	50	63
Vodafone Group plc	7.875%	2/15/30	275	353

Consumer Cyclical (7.3%)
CVS Caremark Corp.	6.250%	6/1/27	375	420
Daimler Finance North America LLC	8.500%	1/18/31	300	403
Historic TW Inc.	6.625%	5/15/29	875	982
Home Depot Inc.	5.400%	9/15/40	275	268
Kohl's Corp.	6.875%	12/15/37	75	88
Lowe's Cos. Inc.	5.500%	10/15/35	375	384
McDonald's Corp.	6.300%	10/15/37	225	267
Target Corp.	7.000%	7/15/31	325	394
Time Warner Inc.	7.700%	5/1/32	75	92
Viacom Inc.	6.875%	4/30/36	125	144
Wal-Mart Stores Inc.	5.875%	4/5/27	150	169
Wal-Mart Stores Inc.	7.550%	2/15/30	300	391
Wal-Mart Stores Inc.	5.250%	9/1/35	100	102
Wal-Mart Stores Inc.	6.500%	8/15/37	325	388
Wal-Mart Stores Inc.	5.625%	4/1/40	50	54
Wal-Mart Stores Inc.	5.000%	10/25/40	90	89
Yum! Brands Inc.	6.875%	11/15/37	125	143

Consumer Noncyclical (12.5%)
Abbott Laboratories	6.150%	11/30/37	200	233
Abbott Laboratories	5.300%	5/27/40	75	77
Altria Group Inc.	9.950%	11/10/38	150	212
Altria Group Inc.	10.200%	2/6/39	250	364
Amgen Inc.	6.375%	6/1/37	350	405
Archer-Daniels-Midland Co.	5.375%	9/15/35	425	441
AstraZeneca plc	6.450%	9/15/37	315	379
Bristol-Myers Squibb Co.	6.125%	5/1/38	375	444
Celgene Corp.	5.700%	10/15/40	25	25
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	400	579
Corn Products International Inc.	6.625%	4/15/37	25	27
Covidien International Finance SA	6.550%	10/15/37	200	238
Diageo Capital plc	5.875%	9/30/36	100	108
Eli Lilly & Co.	5.500%	3/15/27	325	355
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	375	447
Hospira Inc.	5.600%	9/15/40	50	50
Johnson & Johnson	4.950%	5/15/33	200	208
Kellogg Co.	7.450%	4/1/31	250	321
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	244
Kraft Foods Inc.	7.000%	8/11/37	100	119
Kraft Foods Inc.	6.500%	2/9/40	425	485
Kroger Co.	7.500%	4/1/31	100	123
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	109

Medtronic Inc.	6.500%	3/15/39	100	119
Merck & Co. Inc.	6.400%	3/1/28	75	88
Merck & Co. Inc.	6.550%	9/15/37	300	373
PepsiAmericas Inc.	5.500%	5/15/35	75	81
PepsiCo Inc./NC	4.875%	11/1/40	75	73
Pfizer Inc.	7.200%	3/15/39	320	420
Pharmacia Corp.	6.600%	12/1/28	250	297
Procter & Gamble Co.	5.550%	3/5/37	215	238
Quest Diagnostics Inc./DE	6.950%	7/1/37	115	127
Ralcorp Holdings Inc.	6.625%	8/15/39	75	80
Sysco Corp.	5.375%	9/21/35	100	106
Wyeth	6.000%	2/15/36	25	28
Wyeth	5.950%	4/1/37	100	113

Energy (10.3%)
Anadarko Finance Co.	7.500%	5/1/31	75	80
Anadarko Petroleum Corp.	6.450%	9/15/36	200	192
Anadarko Petroleum Corp.	6.200%	3/15/40	125	117
Apache Corp.	3.625%	2/1/21	135	134
Apache Corp.	5.100%	9/1/40	25	24
Apache Corp.	5.250%	2/1/42	200	197
Baker Hughes Inc.	5.125%	9/15/40	10	10
Canadian Natural Resources Ltd.	6.250%	3/15/38	425	478
Cenovus Energy Inc.	6.750%	11/15/39	175	202
ConocoPhillips	6.500%	2/1/39	35	42
ConocoPhillips Holding Co.	6.950%	4/15/29	25	31
Devon Financing Corp. ULC	7.875%	9/30/31	175	230
Encana Corp.	6.625%	8/15/37	150	170
Encana Corp.	6.500%	2/1/38	100	111
Halliburton Co.	6.700%	9/15/38	100	117
Halliburton Co.	7.450%	9/15/39	50	64
Hess Corp.	7.875%	10/1/29	50	63
Hess Corp.	7.300%	8/15/31	20	24
Hess Corp.	5.600%	2/15/41	295	294
Husky Energy Inc.	7.250%	12/15/19	100	121
Nexen Inc.	6.400%	5/15/37	500	539
Noble Holding International Ltd.	6.200%	8/1/40	50	55
Petro-Canada	6.800%	5/15/38	375	428
Shell International Finance BV	6.375%	12/15/38	425	504
Shell International Finance BV	5.500%	3/25/40	125	135
Statoil ASA	5.100%	8/17/40	40	41
Suncor Energy Inc.	6.500%	6/15/38	175	194
Talisman Energy Inc.	3.750%	2/1/21	180	173
Tosco Corp.	8.125%	2/15/30	575	767
Total Capital SA	4.250%	12/15/21	25	27
Transocean Inc.	6.800%	3/15/38	175	177
Valero Energy Corp.	6.625%	6/15/37	225	223
Weatherford International Ltd.	6.500%	8/1/36	350	351
Williams Cos. Inc.	7.875%	9/1/21	300	365
XTO Energy Inc.	6.750%	8/1/37	40	52

Other Industrial (0.1%)
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	75	75

Technology (3.0%)
Arrow Electronics Inc.	5.125%	3/1/21	15	15
Cisco Systems Inc.	5.900%	2/15/39	115	127

Cisco Systems Inc.	5.500%	1/15/40	50	53
Corning Inc.	5.750%	8/15/40	25	25
Dell Inc.	5.400%	9/10/40	75	69
International Business Machines Corp.	5.875%	11/29/32	575	649
Microsoft Corp.	4.500%	10/1/40	115	109
Motorola Inc.	6.500%	9/1/25	45	47
Motorola Inc.	6.625%	11/15/37	10	10
Nokia Oyj	6.625%	5/15/39	100	108
Oracle Corp.	6.500%	4/15/38	350	415
Oracle Corp.	5.375%	7/15/40	195	203
Pitney Bowes Inc.	5.250%	1/15/37	100	105

Transportation (3.0%)
Burlington Northern Santa Fe LLC	6.150%	5/1/37	75	82
Burlington Northern Santa Fe LLC	5.750%	5/1/40	265	276
Canadian National Railway Co.	6.375%	11/15/37	100	118
Canadian Pacific Railway Co.	4.450%	3/15/23	125	125
CSX Corp.	6.150%	5/1/37	450	479
1 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	163	175
Norfolk Southern Corp.	5.640%	5/17/29	125	133
Norfolk Southern Corp.	7.250%	2/15/31	25	31
Union Pacific Corp.	6.625%	2/1/29	325	378
United Parcel Service Inc.	3.125%	1/15/21	140	135
United Parcel Service Inc.	6.200%	1/15/38	5	6
				39,895
Utilities (15.9%)
Electric (12.3%)
Ameren Energy Generating Co.	7.950%	6/1/32	125	123
Appalachian Power Co.	6.375%	4/1/36	200	215
Appalachian Power Co.	7.000%	4/1/38	275	328
Cleco Power LLC	6.000%	12/1/40	50	51
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	50	50
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	325	372
Dominion Resources Inc./VA	7.000%	6/15/38	100	123
Duke Energy Carolinas LLC	6.050%	4/15/38	225	255
Duke Energy Indiana Inc.	6.450%	4/1/39	100	118
Entergy Arkansas Inc.	3.750%	2/15/21	50	49
Entergy Louisiana LLC	4.440%	1/15/26	75	73
Exelon Generation Co. LLC	6.250%	10/1/39	75	77
Exelon Generation Co. LLC	5.750%	10/1/41	210	202
FirstEnergy Corp.	7.375%	11/15/31	325	343
Florida Power & Light Co.	5.950%	2/1/38	50	56
Florida Power & Light Co.	5.960%	4/1/39	400	454
Florida Power & Light Co.	5.690%	3/1/40	75	82
Florida Power Corp.	6.400%	6/15/38	525	619
Georgia Power Co.	5.950%	2/1/39	225	247
Iberdrola International BV	6.750%	7/15/36	90	95
Kentucky Utilities Co.	5.125%	11/1/40	50	50
Midamerican Energy Holdings Co.	6.125%	4/1/36	155	172
Midamerican Energy Holdings Co.	6.500%	9/15/37	85	99
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	75	98
Nevada Power Co.	5.375%	9/15/40	100	100
Nisource Finance Corp.	6.125%	3/1/22	100	112
Northern States Power Co./MN	5.350%	11/1/39	100	104
Oglethorpe Power Corp.	5.375%	11/1/40	75	75

Oncor Electric Delivery Co. LLC	7.000%	9/1/22	300	369
Pacific Gas & Electric Co.	6.050%	3/1/34	175	193
Pacific Gas & Electric Co.	5.800%	3/1/37	200	215
Pacific Gas & Electric Co.	6.250%	3/1/39	50	57
PacifiCorp	7.700%	11/15/31	80	105
PacifiCorp	6.000%	1/15/39	125	141
Potomac Electric Power Co.	6.500%	11/15/37	125	146
PSEG Power LLC	8.625%	4/15/31	275	355
Public Service Co. of Colorado	6.250%	9/1/37	150	173
Puget Sound Energy Inc.	5.795%	3/15/40	150	155
San Diego Gas & Electric Co.	6.125%	9/15/37	100	116
South Carolina Electric & Gas Co.	6.050%	1/15/38	175	199
Southern California Edison Co.	6.000%	1/15/34	500	563
TransAlta Corp.	6.500%	3/15/40	75	79
Virginia Electric and Power Co.	6.000%	5/15/37	100	112
Virginia Electric and Power Co.	8.875%	11/15/38	100	145
Wisconsin Power & Light Co.	6.375%	8/15/37	101	118

Natural Gas (3.6%)
El Paso Natural Gas Co.	8.625%	1/15/22	150	188
Enbridge Energy Partners LP	7.500%	4/15/38	30	36
Energy Transfer Partners LP	7.500%	7/1/38	35	40
Enterprise Products Operating LLC	6.650%	10/15/34	125	137
Enterprise Products Operating LLC	6.125%	10/15/39	350	362
Kinder Morgan Energy Partners LP	6.950%	1/15/38	375	410
Oneok Inc.	6.000%	6/15/35	125	125
ONEOK Partners LP	6.650%	10/1/36	25	27
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	50	52
Sempra Energy	6.000%	10/15/39	100	108
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	25	27
Tennessee Gas Pipeline Co.	7.000%	3/15/27	100	107
TransCanada PipeLines Ltd.	6.200%	10/15/37	275	304
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	376
TransCanada PipeLines Ltd.	7.625%	1/15/39	25	32
TransCanada PipeLines Ltd.	6.100%	6/1/40	50	55

				10,369
Total Corporate Bonds (Cost $62,891)				63,401
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
2 Vanguard Market Liquidity Fund (Cost $279)	0.216%		279,058	279

Total Investments (98.5%) (Cost $63,593)				64,102
Other Assets and Liabilities-Net (1.5%)				970
Net Assets (100%)				65,072

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers

Long-Term Corporate Bond Index Fund

such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	422	—
Corporate Bonds	—	63,401	—
Temporary Cash Investments	279	—	—
Total	279	63,823	—

C. At November 30, 2010, the cost of investment securities for tax purposes was $63,595,000. Net unrealized appreciation of investment securities for tax purposes was $507,000, consisting of unrealized gains of $1,258,000 on securities that had risen in value since their purchase and $751,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of November 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
Conventional Mortgage-Backed Securities (95.8%)
[1,2] Fannie Mae Pool	3.500%	12/1/25–12/1/40	400	405
[1,2] Fannie Mae Pool	4.000%	8/1/18–12/1/40	2,058	2,122
[1,2] Fannie Mae Pool	4.500%	2/1/18–12/1/40	2,823	2,972
[1,2] Fannie Mae Pool	5.000%	10/1/17–7/1/40	4,119	4,398
[1,2] Fannie Mae Pool	5.500%	12/1/16–12/1/40	4,033	4,368
[1,2] Fannie Mae Pool	6.000%	12/1/13–12/1/40	2,794	3,064
[1,2] Fannie Mae Pool	6.500%	4/1/16–6/1/38	964	1,083
[1,2] Fannie Mae Pool	7.000%	12/1/29–4/1/37	207	236
[1,2] Freddie Mac Gold Pool	3.500%	12/1/25	125	128
[1,2] Freddie Mac Gold Pool	4.000%	7/1/18–12/1/40	1,360	1,403
[1,2] Freddie Mac Gold Pool	4.500%	2/1/18–8/1/40	2,294	2,399
[1,2] Freddie Mac Gold Pool	5.000%	10/1/17–12/1/40	2,581	2,740
[1,2] Freddie Mac Gold Pool	5.500%	9/1/16–2/1/39	2,770	2,983
[1,2] Freddie Mac Gold Pool	6.000%	4/1/14–11/1/37	1,897	2,071
[1,2] Freddie Mac Gold Pool	6.500%	1/1/29–8/1/38	489	547
[1,2] Freddie Mac Gold Pool	7.000%	5/1/29–10/1/32	152	170
[1,2] Freddie Mac Gold Pool	8.000%	11/1/22	5	6
[1,2] Ginnie Mae I Pool	4.000%	7/15/39–12/1/40	320	328
[1,2] Ginnie Mae I Pool	4.500%	9/15/18–7/15/39	1,028	1,081
[1,2] Ginnie Mae I Pool	5.000%	1/15/18–9/15/40	1,240	1,328
[1,2] Ginnie Mae I Pool	5.500%	11/15/32–9/15/38	964	1,052
[1,2] Ginnie Mae I Pool	6.000%	8/15/32–12/1/40	756	836
[1,2] Ginnie Mae I Pool	6.500%	5/15/24–9/15/38	323	365
[1,2] Ginnie Mae II Pool	4.000%	12/1/40	175	180
[1,2] Ginnie Mae II Pool	4.500%	7/1/40–12/1/40	1,648	1,734
[1,2] Ginnie Mae II Pool	5.000%	6/20/33–12/1/40	1,462	1,570
[1,2] Ginnie Mae II Pool	5.500%	6/20/34–12/1/40	568	619
[1,2] Ginnie Mae II Pool	6.000%	1/20/32–7/20/39	242	269
[1,2] Ginnie Mae II Pool	6.500%	3/20/31	10	12
[1,2] Ginnie Mae II Pool	7.000%	4/20/38	32	36
				40,505
Nonconventional Mortgage-Backed Securities (3.5%)
[1,2] Fannie Mae Pool	3.298%	1/1/40	33	35
[1,2] Fannie Mae Pool	3.526%	3/1/40	57	59
[1,2] Fannie Mae Pool	5.660%	3/1/37	433	458
[1,2] Fannie Mae Pool	5.729%	4/1/37	96	103
[1,2] Fannie Mae Pool	6.308%	9/1/37	75	81
[1,2] Freddie Mac Non Gold Pool	3.333%	4/1/40	70	72
[1,2] Freddie Mac Non Gold Pool	3.363%	5/1/40	37	39
[1,2] Freddie Mac Non Gold Pool	3.594%	6/1/40	277	288
[1,2] Freddie Mac Non Gold Pool	3.627%	1/1/40	160	168
[1,2] Freddie Mac Non Gold Pool	6.414%	2/1/37	170	183
				1,486
Total U.S. Government and Agency Obligations (Cost $41,548)				41,991

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (12.4%)
Money Market Fund (12.4%)
3 Vanguard Market Liquidity Fund
(Cost $5,222)	0.216%	5,222,039	5,222

Total Investments (111.7%) (Cost $46,770)			47,213
Other Assets and Liabilities-Net (-11.7%)			(4,949)
Net Assets (100%)			42,264

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	41,991	—
Temporary Cash Investments	5,222	—	—
Total	5,222	41,991	—

C. At November 30, 2010, the cost of investment securities for tax purposes was $46,769,703,000. Net unrealized appreciation of investment securities for tax purposes was $443,185,000, consisting of unrealized gains of $494,955,000 on securities that had risen in value since their purchase and $51,770,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (92.0%)[1]
Consumer Discretionary (6.7%)
Virgin Media Inc.	43,900	1,119
Chico's FAS Inc.	64,527	778
American Eagle Outfitters Inc.	40,600	670
* Exide Technologies	76,900	629
Newell Rubbermaid Inc.	28,803	483
* Interpublic Group of Cos. Inc.	42,200	449
* Six Flags Entertainment Corp.	7,100	385
Meredith Corp.	9,361	315
* Dress Barn Inc.	12,200	301
* Entercom Communications Corp. Class A	32,500	282
Wendy's/Arby's Group Inc. Class A	51,600	246
Christopher & Banks Corp.	38,800	207
* Cambium Learning Group Inc.	41,100	123
		5,987
Consumer Staples (1.9%)
JM Smucker Co.	8,900	563
Inter Parfums Inc.	25,478	465
* Ralcorp Holdings Inc.	6,400	396
* Pantry Inc.	15,498	319
		1,743
Energy (6.9%)
* Concho Resources Inc.	12,700	1,051
SM Energy Co.	13,903	691
* Carrizo Oil & Gas Inc.	23,378	679
World Fuel Services Corp.	20,500	617
Holly Corp.	16,800	604
* Plains Exploration & Production Co.	20,800	596
* Resolute Energy Corp.	43,700	562
* Forest Oil Corp.	13,500	462
EXCO Resources Inc.	22,100	410
* Comstock Resources Inc.	12,700	311
* Oceaneering International Inc.	3,400	235
		6,218
Financials (24.8%)
* Affiliated Managers Group Inc.	14,200	1,241
Willis Group Holdings plc	35,300	1,124
Aspen Insurance Holdings Ltd.	33,696	974
Endurance Specialty Holdings Ltd.	21,800	962
Discover Financial Services	48,500	887
Comerica Inc.	18,800	686
First Citizens BancShares Inc. Class A	3,875	674
Cash America International Inc.	18,100	655
Argo Group International Holdings Ltd.	17,322	639
Raymond James Financial Inc.	19,734	566
Hudson City Bancorp Inc.	48,900	555
HCC Insurance Holdings Inc.	18,733	526
Ares Capital Corp.	30,200	496
Assured Guaranty Ltd.	29,100	495

Nelnet Inc. Class A	23,100	493
Validus Holdings Ltd.	16,373	478
Fifth Third Bancorp	38,500	460
Marshall & Ilsley Corp.	95,800	459
Bank of the Ozarks Inc.	11,985	454
Allied World Assurance Co. Holdings Ltd.	7,656	450
Hatteras Financial Corp.	14,100	437
* Texas Capital Bancshares Inc.	23,060	435
Entertainment Properties Trust	9,300	431
Assurant Inc.	11,200	395
National Retail Properties Inc.	15,104	393
First American Financial Corp.	27,600	391
First Financial Holdings Inc.	35,400	389
Flushing Financial Corp.	28,900	387
First Community Bancshares Inc.	27,894	387
Northwest Bancshares Inc.	36,600	375
Parkway Properties Inc.	22,900	364
Regency Centers Corp.	8,800	358
Renasant Corp.	19,721	342
* optionsXpress Holdings Inc.	19,622	339
BOK Financial Corp.	7,140	333
Realty Income Corp.	9,061	308
* Beneficial Mutual Bancorp Inc.	39,200	305
GFI Group Inc.	63,274	294
Essex Property Trust Inc.	2,620	290
Brookline Bancorp Inc.	29,100	286
* Investment Technology Group Inc.	18,000	265
Synovus Financial Corp.	126,300	256
Washington Federal Inc.	16,900	249
Hancock Holding Co.	7,400	233
* First Horizon National Corp.	20,866	200
* Pinnacle Financial Partners Inc.	18,267	180
EastGroup Properties Inc.	4,300	171
SWS Group Inc.	27,785	144
MI Developments Inc. Class A	3,000	49
		22,260
Health Care (6.2%)
Chemed Corp.	14,300	871
* Coventry Health Care Inc.	25,100	636
* Henry Schein Inc.	10,000	574
Cooper Cos. Inc.	10,464	560
Beckman Coulter Inc.	10,100	553
Teleflex Inc.	9,200	459
* VCA Antech Inc.	20,000	437
Omnicare Inc.	15,800	364
* CONMED Corp.	16,422	353
* Martek Biosciences Corp.	15,300	337
West Pharmaceutical Services Inc.	6,300	239
* IRIS International Inc.	19,400	182
		5,565
Industrials (21.6%)
UTi Worldwide Inc.	42,500	818
Mueller Industries Inc.	24,600	750
RR Donnelley & Sons Co.	45,300	714
AMETEK Inc.	11,400	675
* Atlas Air Worldwide Holdings Inc.	12,300	671
* Colfax Corp.	39,124	660

* FTI Consulting Inc.	18,000	642
* Teledyne Technologies Inc.	15,300	615
Harsco Corp.	25,500	614
* Alliant Techsystems Inc.	7,500	554
* WESCO International Inc.	11,566	552
JB Hunt Transport Services Inc.	14,400	526
AO Smith Corp.	13,147	518
* Altra Holdings Inc.	30,815	517
* KAR Auction Services Inc.	42,400	511
Viad Corp.	21,300	506
* BE Aerospace Inc.	14,093	500
* Titan Machinery Inc.	23,066	484
Equifax Inc.	13,900	481
* GrafTech International Ltd.	24,300	476
Snap-On Inc.	8,555	453
* DXP Enterprises Inc.	19,695	424
Herman Miller Inc.	19,400	418
* Celadon Group Inc.	30,938	417
Actuant Corp. Class A	17,221	407
Carlisle Cos. Inc.	11,100	407
Roper Industries Inc.	5,400	391
* On Assignment Inc.	56,369	387
* RailAmerica Inc.	31,204	387
Granite Construction Inc.	15,100	383
Interface Inc. Class A	25,077	362
* Kirby Corp.	8,058	360
Brink's Co.	13,800	339
* Columbus McKinnon Corp.	19,585	321
* Orbital Sciences Corp.	19,095	311
* Beacon Roofing Supply Inc.	18,023	310
* Saia Inc.	20,196	304
* Insituform Technologies Inc. Class A	10,900	241
HNI Corp.	7,136	190
* SYKES Enterprises Inc.	10,000	184
* WABCO Holdings Inc.	3,606	179
* Furmanite Corp.	25,815	171
* CRA International Inc.	7,252	160
Heidrick & Struggles International Inc.	6,500	135
		19,425
Information Technology (16.9%)
* Axcelis Technologies Inc.	389,400	966
* Progress Software Corp.	24,300	937
CA Inc.	40,800	934
* j2 Global Communications Inc.	33,700	902
* MicroStrategy Inc. Class A	9,800	848
* Compuware Corp.	77,600	799
* Convergys Corp.	60,200	776
DST Systems Inc.	15,900	681
Earthlink Inc.	67,200	602
* Cabot Microelectronics Corp.	12,900	509
* Synopsys Inc.	19,800	509
Fair Isaac Corp.	19,600	458
* Pericom Semiconductor Corp.	45,040	450
* Anaren Inc.	24,475	446
* Virtusa Corp.	30,400	415
MTS Systems Corp.	10,667	409
* IAC/InterActiveCorp	12,800	360

*	Avid Technology Inc.			22,630	353
	Harris Corp.			7,900	350
	Jabil Circuit Inc.			23,087	349
*	Acxiom Corp.			19,700	335
*	SAIC Inc.			20,000	306
*	Integral Systems Inc.			32,822	299
*	Insight Enterprises Inc.			23,200	293
	National Semiconductor Corp.			21,800	291
*	Lexmark International Inc. Class A			7,801	283
*	Orbotech Ltd.			24,300	268
	Broadridge Financial Solutions Inc.			12,800	264
	Diebold Inc.			8,058	253
	Littelfuse Inc.			4,778	221
*	Fairchild Semiconductor International Inc. Class A			12,700	178
*	OSI Systems Inc.			4,186	146
					15,190
Materials (3.8%)
	Silgan Holdings Inc.			36,000	1,233
	FMC Corp.			8,100	630
	Cabot Corp.			13,602	487
	HB Fuller Co.			17,400	365
	PH Glatfelter Co.			27,600	343
*	RTI International Metals Inc.			6,842	194
	Cytec Industries Inc.			2,842	136
					3,388
Telecommunication Services (1.4%)
*	NII Holdings Inc.			20,700	803
	Windstream Corp.			36,900	481
					1,284
Utilities (1.8%)
	Westar Energy Inc.			22,955	572
	Portland General Electric Co.			21,653	458
	Piedmont Natural Gas Co. Inc.			11,886	352
	Southwest Gas Corp.			7,855	275
					1,657
Total Common Stocks (Cost $78,673)					82,717
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (8.2%)[1]
Money Market Fund (7.7%)
2	Vanguard Market Liquidity Fund	0.216%		6,948,276	6,948
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
[3,4] Freddie Mac Discount Notes		0.281%	6/21/11	400	399
Total Temporary Cash Investments (Cost $7,348)					7,347
Total Investments (100.2%) (Cost $86,021)					90,064
Other Assets and Liabilities-Net (-0.2%)					(146)
Net Assets (100%)					89,918

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 95.7% and 4.5%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	82,717	—	—
Temporary Cash Investments	6,948	399	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	89,646	399	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2010	46	3,342	253

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2010, the cost of investment securities for tax purposes was $86,021,000. Net unrealized appreciation of investment securities for tax purposes was $4,043,000, consisting of unrealized gains of $7,581,000 on securities that had risen in value since their purchase and $3,538,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.5%)
McDonald's Corp.	1,711	134
Walt Disney Co.	3,115	114
* Amazon.com Inc.	556	98
Comcast Corp. Class A	4,473	89
* Ford Motor Co.	5,303	85
Home Depot Inc.	2,693	81
Target Corp.	1,171	67
* DIRECTV Class A	1,411	59
Time Warner Inc.	1,813	53
Lowe's Cos. Inc.	2,295	52
News Corp. Class A	3,634	50
NIKE Inc. Class B	572	49
Johnson Controls Inc.	1,069	39
Yum! Brands Inc.	744	37
Viacom Inc. Class B	966	37
Starbucks Corp.	1,185	36
Time Warner Cable Inc.	564	35
TJX Cos. Inc.	649	30
* priceline.com Inc.	75	30
Carnival Corp.	695	29
* Kohl's Corp.	488	28
Coach Inc.	485	27
Staples Inc.	1,161	26
* Las Vegas Sands Corp.	504	25
Omnicom Group Inc.	488	22
Best Buy Co. Inc.	517	22
Thomson Reuters Corp.	594	22
* Discovery Communications Inc. Class A	452	18
* Bed Bath & Beyond Inc.	418	18
CBS Corp. Class B	1,082	18
McGraw-Hill Cos. Inc.	501	17
Macy's Inc.	671	17
Starwood Hotels & Resorts Worldwide Inc.	302	17
Marriott International Inc. Class A	432	17
Stanley Black & Decker Inc.	255	15
Mattel Inc.	580	15
* Liberty Media Corp. - Interactive	951	15
Gap Inc.	678	14
Limited Brands Inc.	425	14
Fortune Brands Inc.	242	14
Virgin Media Inc.	528	13
* Liberty Global Inc. Class A	376	13
* O'Reilly Automotive Inc.	219	13
* NetFlix Inc.	64	13
* Chipotle Mexican Grill Inc. Class A	50	13
Ross Stores Inc.	195	13
JC Penney Co. Inc.	376	12
Tiffany & Co.	201	12
Wynn Resorts Ltd.	120	12

Genuine Parts Co.	252	12
Cablevision Systems Corp. Class A	374	12
Harley-Davidson Inc.	375	12
* CarMax Inc.	355	12
VF Corp.	139	12
Nordstrom Inc.	266	11
* BorgWarner Inc.	187	11
* Dollar Tree Inc.	202	11
Darden Restaurants Inc.	224	11
* AutoZone Inc.	42	11
Family Dollar Stores Inc.	215	11
Autoliv Inc.	135	10
Hasbro Inc.	207	10
Polo Ralph Lauren Corp. Class A	89	10
Advance Auto Parts Inc.	139	9
Whirlpool Corp.	120	9
Expedia Inc.	326	9
* Sirius XM Radio Inc.	6,177	8
Newell Rubbermaid Inc.	503	8
* Royal Caribbean Cruises Ltd.	209	8
* Interpublic Group of Cos. Inc.	778	8
Wyndham Worldwide Corp.	286	8
International Game Technology	474	7
* Urban Outfitters Inc.	194	7
Scripps Networks Interactive Inc. Class A	142	7
PetSmart Inc.	188	7
* Apollo Group Inc. Class A	206	7
Abercrombie & Fitch Co.	139	7
* Lear Corp.	79	7
* Liberty Media Corp. - Capital	117	7
H&R Block Inc.	490	6
Phillips-Van Heusen Corp.	90	6
* TRW Automotive Holdings Corp.	125	6
DISH Network Corp. Class A	318	6
* MGM Resorts International	470	6
* Fossil Inc.	84	6
* NVR Inc.	9	6
* Signet Jewelers Ltd.	136	5
Garmin Ltd.	179	5
American Eagle Outfitters Inc.	311	5
* Liberty Media Corp. - Starz	81	5
Williams-Sonoma Inc.	153	5
Gannett Co. Inc.	378	5
* Panera Bread Co. Class A	49	5
* LKQ Corp.	227	5
Leggett & Platt Inc.	236	5
Tractor Supply Co.	115	5
* Dick's Sporting Goods Inc.	142	5
* GameStop Corp. Class A	243	5
Guess? Inc.	102	5
* Harman International Industries Inc.	110	5
* Sears Holdings Corp.	72	5
Foot Locker Inc.	248	5
* Mohawk Industries Inc.	89	5
Gentex Corp.	222	5
Tupperware Brands Corp.	100	5
Jarden Corp.	146	4
DR Horton Inc.	442	4

DeVry Inc.	101	4
* Toll Brothers Inc.	230	4
* Hanesbrands Inc.	152	4
* WMS Industries Inc.	92	4
* Tempur-Pedic International Inc.	115	4
* Aeropostale Inc.	149	4
* J Crew Group Inc.	88	4
Lennar Corp. Class A	253	4
* Penn National Gaming Inc.	108	4
Washington Post Co. Class B	10	4
* Big Lots Inc.	121	4
* Goodyear Tire & Rubber Co.	386	4
* Dollar General Corp.	112	4
* DreamWorks Animation SKG Inc. Class A	118	4
Chico's FAS Inc.	297	4
* Bally Technologies Inc.	88	3
* Lamar Advertising Co. Class A	92	3
* Pulte Group Inc.	536	3
Brinker International Inc.	163	3
* ITT Educational Services Inc.	56	3
Service Corp. International	405	3
RadioShack Corp.	172	3
Strayer Education Inc.	22	3
John Wiley & Sons Inc. Class A	72	3
* Hyatt Hotels Corp. Class A	71	3
* AutoNation Inc.	112	3
Wendy's/Arby's Group Inc. Class A	568	3
Aaron's Inc.	128	3
* Madison Square Garden Inc. Class A	107	2
* New York Times Co. Class A	245	2
Hillenbrand Inc.	114	2
* Office Depot Inc.	492	2
* Career Education Corp.	118	2
Thor Industries Inc.	62	2
Meredith Corp.	51	2
Weight Watchers International Inc.	50	2
* Morningstar Inc.	33	2
Choice Hotels International Inc.	42	2
Regal Entertainment Group Class A	113	2
MDC Holdings Inc.	56	1
International Speedway Corp. Class A	58	1
KB Home	117	1
* Tesla Motors Inc.	32	1
* Central European Media Enterprises Ltd. Class A	57	1
* Education Management Corp.	69	1
* Clear Channel Outdoor Holdings Inc. Class A	61	1
* Federal-Mogul Corp.	32	1
		2,252
Consumer Staples (9.9%)
Procter & Gamble Co.	4,580	280
Coca-Cola Co.	3,350	212
Wal-Mart Stores Inc.	3,245	176
Philip Morris International Inc.	2,945	168
PepsiCo Inc.	2,565	166
Altria Group Inc.	3,311	79
Kraft Foods Inc.	2,550	77
CVS Caremark Corp.	2,165	67

Colgate-Palmolive Co.	780	60
Walgreen Co.	1,555	54
Costco Wholesale Corp.	700	47
Kimberly-Clark Corp.	658	41
General Mills Inc.	1,055	37
Archer-Daniels-Midland Co.	1,023	30
Sysco Corp.	940	27
HJ Heinz Co.	503	24
Kroger Co.	1,026	24
Kellogg Co.	410	20
Avon Products Inc.	681	19
Mead Johnson Nutrition Co.	325	19
Lorillard Inc.	243	19
Reynolds American Inc.	534	17
Sara Lee Corp.	1,052	16
ConAgra Foods Inc.	709	15
Dr Pepper Snapple Group Inc.	390	14
Safeway Inc.	619	14
Bunge Ltd.	230	14
Clorox Co.	224	14
Estee Lauder Cos. Inc. Class A	175	13
Coca-Cola Enterprises Inc.	507	12
JM Smucker Co.	189	12
Hershey Co.	244	11
Brown-Forman Corp. Class B	168	11
* Whole Foods Market Inc.	223	11
Molson Coors Brewing Co. Class B	209	10
Campbell Soup Co.	292	10
McCormick & Co. Inc.	210	9
* Energizer Holdings Inc.	111	8
Tyson Foods Inc. Class A	475	8
Church & Dwight Co. Inc.	113	7
Herbalife Ltd.	95	7
* Green Mountain Coffee Roasters Inc.	175	7
* Constellation Brands Inc. Class A	291	6
Del Monte Foods Co.	316	6
* Hansen Natural Corp.	105	6
* Ralcorp Holdings Inc.	87	5
Hormel Foods Corp.	109	5
Corn Products International Inc.	120	5
Alberto-Culver Co. Class B	136	5
* BJ's Wholesale Club Inc.	86	4
* Smithfield Foods Inc.	218	4
Flowers Foods Inc.	122	3
SUPERVALU Inc.	337	3
* Central European Distribution Corp.	115	3
* Dean Foods Co.	291	2
		1,943
Energy (11.3%)
Exxon Mobil Corp.	8,111	564
Chevron Corp.	3,194	259
Schlumberger Ltd.	2,173	168
ConocoPhillips	2,368	142
Occidental Petroleum Corp.	1,292	114
Apache Corp.	606	65
Halliburton Co.	1,445	55
Anadarko Petroleum Corp.	787	50

Devon Energy Corp.	710	50
National Oilwell Varco Inc.	666	41
Marathon Oil Corp.	1,128	38
EOG Resources Inc.	403	36
Baker Hughes Inc.	682	36
Hess Corp.	463	32
Peabody Energy Corp.	427	25
Spectra Energy Corp.	1,030	24
* Weatherford International Ltd.	1,177	24
Noble Energy Inc.	277	22
Chesapeake Energy Corp.	1,035	22
Williams Cos. Inc.	929	21
Murphy Oil Corp.	305	21
* Southwestern Energy Co.	550	20
* Cameron International Corp.	388	19
Valero Energy Corp.	898	17
* FMC Technologies Inc.	194	16
El Paso Corp.	1,119	15
Consol Energy Inc.	359	15
Pioneer Natural Resources Co.	185	15
* Newfield Exploration Co.	212	14
* Concho Resources Inc.	145	12
* Denbury Resources Inc.	635	11
* Ultra Petroleum Corp.	242	11
Cimarex Energy Co.	133	11
Range Resources Corp.	253	11
* Whiting Petroleum Corp.	93	10
* Nabors Industries Ltd.	453	10
QEP Resources Inc.	279	10
* Alpha Natural Resources Inc.	193	10
EQT Corp.	236	10
* Pride International Inc.	279	9
* Petrohawk Energy Corp.	481	9
Sunoco Inc.	192	8
Arch Coal Inc.	259	8
Diamond Offshore Drilling Inc.	109	7
Helmerich & Payne Inc.	150	7
* McDermott International Inc.	368	7
* Plains Exploration & Production Co.	223	6
* Forest Oil Corp.	179	6
* Oceaneering International Inc.	88	6
Core Laboratories NV	71	6
Cabot Oil & Gas Corp.	165	6
* Rowan Cos. Inc.	182	5
* Atlas Energy Inc.	124	5
SM Energy Co.	100	5
* Dresser-Rand Group Inc.	131	5
Patterson-UTI Energy Inc.	244	5
* Oil States International Inc.	79	5
Southern Union Co.	198	5
EXCO Resources Inc.	233	4
* Superior Energy Services Inc.	125	4
Tidewater Inc.	82	4
* SEACOR Holdings Inc.	34	4
Tesoro Corp.	227	4
* Atwood Oceanics Inc.	90	3
* SandRidge Energy Inc.	572	3
* Continental Resources Inc.	54	3

Frontier Oil Corp.	183	3
Holly Corp.	77	3
* Unit Corp.	69	3
* Quicksilver Resources Inc.	191	3
* Exterran Holdings Inc.	110	2
Teekay Corp.	75	2
Frontline Ltd.	90	2
* Comstock Resources Inc.	70	2
* Cobalt International Energy Inc.	133	1
		2,216
Financials (15.4%)
JPMorgan Chase & Co.	6,328	237
* Berkshire Hathaway Inc. Class B	2,750	219
Wells Fargo & Co.	7,738	211
Bank of America Corp.	15,956	175
* Citigroup Inc.	33,644	141
Goldman Sachs Group Inc.	819	128
US Bancorp	3,049	72
American Express Co.	1,668	72
Morgan Stanley	2,405	59
Bank of New York Mellon Corp.	1,928	52
Simon Property Group Inc.	465	46
PNC Financial Services Group Inc.	837	45
Travelers Cos. Inc.	747	40
MetLife Inc.	1,035	39
Aflac Inc.	747	38
Prudential Financial Inc.	738	37
State Street Corp.	797	34
ACE Ltd.	539	32
CME Group Inc.	104	30
Chubb Corp.	484	28
Capital One Financial Corp.	726	27
Franklin Resources Inc.	236	27
BB&T Corp.	1,101	26
Allstate Corp.	855	25
T Rowe Price Group Inc.	412	24
Charles Schwab Corp.	1,574	24
Equity Residential	449	22
Progressive Corp.	1,067	22
Marsh & McLennan Cos. Inc.	861	22
Public Storage	223	22
Ameriprise Financial Inc.	409	21
Vornado Realty Trust	257	21
AON Corp.	522	21
Northern Trust Corp.	384	19
Loews Corp.	500	19
SunTrust Banks Inc.	795	19
Boston Properties Inc.	221	19
Annaly Capital Management Inc.	985	18
Host Hotels & Resorts Inc.	1,047	17
HCP Inc.	493	16
Invesco Ltd.	745	16
Discover Financial Services	865	16
Hartford Financial Services Group Inc.	707	16
Fifth Third Bancorp	1,264	15
AvalonBay Communities Inc.	132	15
Weyerhaeuser Co.	852	14

Principal Financial Group Inc.	508	14
* IntercontinentalExchange Inc.	117	13
Ventas Inc.	250	13
* CIT Group Inc.	318	13
New York Community Bancorp Inc.	693	12
Lincoln National Corp.	482	11
Unum Group	529	11
NYSE Euronext	415	11
Kimco Realty Corp.	645	11
Regions Financial Corp.	1,997	11
XL Group plc Class A	544	11
KeyCorp	1,399	11
Comerica Inc.	280	10
ProLogis	758	10
Health Care REIT Inc.	212	10
PartnerRe Ltd.	124	10
Macerich Co.	206	10
Plum Creek Timber Co. Inc.	259	9
BlackRock Inc.	56	9
* Genworth Financial Inc. Class A	778	9
M&T Bank Corp.	117	9
* SLM Corp.	773	9
Moody's Corp.	326	9
* CB Richard Ellis Group Inc. Class A	453	9
Hudson City Bancorp Inc.	751	9
SL Green Realty Corp.	124	8
* Leucadia National Corp.	310	8
Legg Mason Inc.	246	8
* American International Group Inc.	193	8
Everest Re Group Ltd.	94	8
AMB Property Corp.	267	8
Federal Realty Investment Trust	98	8
Torchmark Corp.	131	8
People's United Financial Inc.	591	7
Digital Realty Trust Inc.	138	7
* Arch Capital Group Ltd.	79	7
* Affiliated Managers Group Inc.	81	7
Cincinnati Financial Corp.	232	7
Nationwide Health Properties Inc.	190	7
Axis Capital Holdings Ltd.	190	7
Huntington Bancshares Inc.	1,139	7
Rayonier Inc.	127	6
UDR Inc.	289	6
General Growth Properties Inc.	393	6
Assurant Inc.	178	6
TD Ameritrade Holding Corp.	370	6
* Markel Corp.	17	6
* MSCI Inc. Class A	175	6
Realty Income Corp.	175	6
Alexandria Real Estate Equities Inc.	87	6
Reinsurance Group of America Inc. Class A	116	6
Liberty Property Trust	180	6
Chimera Investment Corp.	1,403	6
Eaton Vance Corp.	188	6
WR Berkley Corp.	202	5
SEI Investments Co.	238	5
Zions Bancorporation	275	5
Jones Lang LaSalle Inc.	67	5

Essex Property Trust Inc.	48	5
Camden Property Trust	104	5
Regency Centers Corp.	130	5
RenaissanceRe Holdings Ltd.	87	5
Lazard Ltd. Class A	146	5
Old Republic International Corp.	411	5
Transatlantic Holdings Inc.	102	5
* E*Trade Financial Corp.	349	5
HCC Insurance Holdings Inc.	182	5
Ares Capital Corp.	305	5
Assured Guaranty Ltd.	294	5
Fidelity National Financial Inc. Class A	366	5
* Popular Inc.	1,626	5
Arthur J Gallagher & Co.	165	5
* NASDAQ OMX Group Inc.	215	5
Senior Housing Properties Trust	203	5
Raymond James Financial Inc.	158	5
Weingarten Realty Investors	191	5
Cullen/Frost Bankers Inc.	84	4
Jefferies Group Inc.	186	4
Apartment Investment & Management Co.	186	4
Duke Realty Corp.	400	4
BRE Properties Inc.	101	4
Hospitality Properties Trust	196	4
Commerce Bancshares Inc.	115	4
Taubman Centers Inc.	87	4
Waddell & Reed Financial Inc. Class A	137	4
American Financial Group Inc.	136	4
First Niagara Financial Group Inc.	333	4
Brown & Brown Inc.	180	4
East West Bancorp Inc.	235	4
Developers Diversified Realty Corp.	317	4
Marshall & Ilsley Corp.	838	4
Mack-Cali Realty Corp.	126	4
Allied World Assurance Co. Holdings Ltd.	67	4
City National Corp.	72	4
White Mountains Insurance Group Ltd.	12	4
Aspen Insurance Holdings Ltd.	123	4
* First Horizon National Corp.	369	4
Associated Banc-Corp	274	3
Greenhill & Co. Inc.	46	3
Validus Holdings Ltd.	117	3
Federated Investors Inc. Class B	142	3
Bank of Hawaii Corp.	77	3
CapitalSource Inc.	513	3
Douglas Emmett Inc.	195	3
Valley National Bancorp	255	3
Endurance Specialty Holdings Ltd.	73	3
Hanover Insurance Group Inc.	71	3
Protective Life Corp.	136	3
Corporate Office Properties Trust	94	3
* Forest City Enterprises Inc. Class A	205	3
StanCorp Financial Group Inc.	75	3
TCF Financial Corp.	228	3
Janus Capital Group Inc.	292	3
* Alleghany Corp.	10	3
Erie Indemnity Co. Class A	46	3
CommonWealth REIT	113	3

Washington Federal Inc.	189	3
Fulton Financial Corp.	322	3
Synovus Financial Corp.	1,340	3
* St. Joe Co.	150	3
Brandywine Realty Trust	229	3
* MBIA Inc.	249	2
Unitrin Inc.	93	2
BancorpSouth Inc.	155	2
BOK Financial Corp.	36	2
Mercury General Corp.	38	2
Piedmont Office Realty Trust Inc. Class A	79	2
* Howard Hughes Corp.	38	2
First Citizens BancShares Inc. Class A	8	1
TFS Financial Corp.	156	1
* CNA Financial Corp.	49	1
Wesco Financial Corp.	3	1
* Interactive Brokers Group Inc.	58	1
American National Insurance Co.	11	1
Symetra Financial Corp.	64	1
* Green Dot Corp. Class A	13	1
Capitol Federal Financial	30	1
OneBeacon Insurance Group Ltd. Class A	46	1
CBOE Holdings Inc.	27	1
Wilmington Trust Corp.	105	—
		3,011
Health Care (11.2%)
Johnson & Johnson	4,386	270
Pfizer Inc.	12,828	209
Merck & Co. Inc.	4,958	171
Abbott Laboratories	2,455	114
* Amgen Inc.	1,523	80
Bristol-Myers Squibb Co.	2,735	69
UnitedHealth Group Inc.	1,807	66
Medtronic Inc.	1,752	59
Eli Lilly & Co.	1,617	54
* Gilead Sciences Inc.	1,334	49
Baxter International Inc.	948	46
* Express Scripts Inc.	872	45
* Celgene Corp.	736	44
* Medco Health Solutions Inc.	689	42
* WellPoint Inc.	636	35
Covidien plc	796	33
* Thermo Fisher Scientific Inc.	652	33
Allergan Inc.	483	32
* Genzyme Corp.	424	30
Becton Dickinson and Co.	371	29
McKesson Corp.	432	28
Stryker Corp.	501	25
* Biogen Idec Inc.	384	25
* St. Jude Medical Inc.	532	21
Cardinal Health Inc.	576	20
Aetna Inc.	676	20
Alcon Inc.	110	17
* Intuitive Surgical Inc.	63	16
CIGNA Corp.	440	16
* Zimmer Holdings Inc.	323	16
* Boston Scientific Corp.	2,412	15

* Humana Inc.	271	15
* Hospira Inc.	264	15
* Forest Laboratories Inc.	454	14
* Life Technologies Corp.	290	14
AmerisourceBergen Corp. Class A	449	14
* Laboratory Corp. of America Holdings	166	14
* Varian Medical Systems Inc.	196	13
CR Bard Inc.	151	13
* DaVita Inc.	166	12
* Edwards Lifesciences Corp.	180	12
* Illumina Inc.	194	12
* Waters Corp.	147	11
Quest Diagnostics Inc.	227	11
* Alexion Pharmaceuticals Inc.	142	11
* Vertex Pharmaceuticals Inc.	322	11
* Mylan Inc.	491	10
* Cerner Corp.	109	10
* Watson Pharmaceuticals Inc.	178	9
* Henry Schein Inc.	145	8
* Dendreon Corp.	229	8
Perrigo Co.	128	8
* Mettler-Toledo International Inc.	53	8
* ResMed Inc.	240	8
* Cephalon Inc.	120	8
* Human Genome Sciences Inc.	298	7
DENTSPLY International Inc.	233	7
* Hologic Inc.	411	7
* Endo Pharmaceuticals Holdings Inc.	185	7
* CareFusion Corp.	287	7
Beckman Coulter Inc.	111	6
* Coventry Health Care Inc.	235	6
* IDEXX Laboratories Inc.	92	6
Universal Health Services Inc. Class B	143	6
* King Pharmaceuticals Inc.	397	6
* United Therapeutics Corp.	79	5
Patterson Cos. Inc.	162	5
* Community Health Systems Inc.	151	5
* Covance Inc.	102	5
* Mednax Inc.	74	5
Omnicare Inc.	191	4
* BioMarin Pharmaceutical Inc.	161	4
PerkinElmer Inc.	187	4
* Alere Inc.	134	4
* Health Net Inc.	158	4
Pharmaceutical Product Development Inc.	168	4
* Gen-Probe Inc.	79	4
Lincare Holdings Inc.	158	4
Hill-Rom Holdings Inc.	100	4
* Kinetic Concepts Inc.	99	4
Cooper Cos. Inc.	72	4
* SXC Health Solutions Corp.	97	4
* Health Management Associates Inc. Class A	400	4
Techne Corp.	59	4
* Charles River Laboratories International Inc.	105	3
* Myriad Genetics Inc.	158	3
* Allscripts Healthcare Solutions Inc.	185	3
* LifePoint Hospitals Inc.	89	3
Teleflex Inc.	64	3

* Regeneron Pharmaceuticals Inc.	110	3
* Tenet Healthcare Corp.	770	3
* VCA Antech Inc.	140	3
* Amylin Pharmaceuticals Inc.	232	3
* Bio-Rad Laboratories Inc. Class A	31	3
* Brookdale Senior Living Inc. Class A	146	3
Warner Chilcott plc Class A	143	3
* Emergency Medical Services Corp. Class A	51	2
* Thoratec Corp.	92	2
* Talecris Biotherapeutics Holdings Corp.	95	2
* Emdeon Inc. Class A	52	1
		2,187
Industrials (11.1%)
General Electric Co.	16,979	269
United Technologies Corp.	1,483	112
3M Co.	1,134	95
Caterpillar Inc.	998	84
United Parcel Service Inc. Class B	1,135	80
Boeing Co.	1,207	77
Union Pacific Corp.	804	72
Emerson Electric Co.	1,198	66
Honeywell International Inc.	1,219	61
Deere & Co.	676	50
FedEx Corp.	498	45
CSX Corp.	619	38
Danaher Corp.	846	37
General Dynamics Corp.	549	36
Norfolk Southern Corp.	588	35
Lockheed Martin Corp.	491	33
Illinois Tool Works Inc.	701	33
PACCAR Inc.	580	31
Precision Castparts Corp.	226	31
Cummins Inc.	319	31
Tyco International Ltd.	812	31
Northrop Grumman Corp.	479	30
Raytheon Co.	606	28
Waste Management Inc.	768	26
Eaton Corp.	267	26
Ingersoll-Rand plc	512	21
Parker Hannifin Corp.	256	21
CH Robinson Worldwide Inc.	264	19
Expeditors International of Washington Inc.	339	18
* Delta Air Lines Inc.	1,256	17
Goodrich Corp.	200	17
Fluor Corp.	284	16
Dover Corp.	297	16
Southwest Airlines Co.	1,184	16
Rockwell Automation Inc.	226	15
Republic Services Inc. Class A	518	15
Cooper Industries plc	267	15
Rockwell Collins Inc.	250	14
* United Continental Holdings Inc.	501	14
ITT Corp.	291	13
L-3 Communications Holdings Inc.	183	13
Joy Global Inc.	164	13
WW Grainger Inc.	94	12
Fastenal Co.	210	11

Roper Industries Inc.	150	11
Bucyrus International Inc. Class A	120	11
AMETEK Inc.	169	10
* Stericycle Inc.	134	10
Textron Inc.	435	10
Flowserve Corp.	89	9
Pall Corp.	186	8
Massey Energy Co.	164	8
* Kansas City Southern	163	8
* Jacobs Engineering Group Inc.	200	8
Manpower Inc.	130	7
Pitney Bowes Inc.	330	7
Equifax Inc.	202	7
KBR Inc.	255	7
Donaldson Co. Inc.	123	7
* AGCO Corp.	147	7
Robert Half International Inc.	238	7
Avery Dennison Corp.	175	7
Iron Mountain Inc.	290	6
Masco Corp.	570	6
Dun & Bradstreet Corp.	80	6
Timken Co.	137	6
* Quanta Services Inc.	334	6
* Navistar International Corp.	113	6
Cintas Corp.	211	6
* IHS Inc. Class A	77	6
Gardner Denver Inc.	84	5
* BE Aerospace Inc.	153	5
Hubbell Inc. Class B	95	5
* TransDigm Group Inc.	78	5
JB Hunt Transport Services Inc.	145	5
SPX Corp.	79	5
* URS Corp.	131	5
RR Donnelley & Sons Co.	328	5
Pentair Inc.	157	5
* WABCO Holdings Inc.	102	5
* Verisk Analytics Inc. Class A	164	5
Snap-On Inc.	92	5
IDEX Corp.	129	5
Waste Connections Inc.	184	5
* Owens Corning	181	5
* Chicago Bridge & Iron Co. NV	161	5
* AMR Corp.	529	5
* Babcock & Wilcox Co.	183	4
Kennametal Inc.	130	4
* Corrections Corp. of America	181	4
* Shaw Group Inc.	134	4
* Terex Corp.	172	4
MSC Industrial Direct Co. Class A	69	4
* Aecom Technology Corp.	161	4
Lincoln Electric Holdings Inc.	67	4
* Oshkosh Corp.	143	4
* Copart Inc.	115	4
* Alliant Techsystems Inc.	52	4
* Kirby Corp.	86	4
Regal-Beloit Corp.	62	4
* Hertz Global Holdings Inc.	308	4
* Thomas & Betts Corp.	84	4

Ryder System Inc.	85	4
Carlisle Cos. Inc.	97	4
Wabtec Corp.	76	3
Graco Inc.	96	3
Towers Watson & Co. Class A	68	3
Lennox International Inc.	76	3
* Spirit Aerosystems Holdings Inc. Class A	168	3
Covanta Holding Corp.	207	3
* WESCO International Inc.	68	3
UTi Worldwide Inc.	162	3
Harsco Corp.	129	3
Crane Co.	79	3
Con-way Inc.	87	3
* General Cable Corp.	89	3
Valmont Industries Inc.	36	3
Toro Co.	50	3
Trinity Industries Inc.	127	3
* FTI Consulting Inc.	81	3
Landstar System Inc.	80	3
Copa Holdings SA Class A	50	3
GATX Corp.	81	3
Alexander & Baldwin Inc.	72	3
Manitowoc Co. Inc.	230	3
* CNH Global NV	39	2
* Armstrong World Industries Inc.	30	1
* USG Corp.	103	1
* KAR Auction Services Inc.	51	1
		2,171
Information Technology (18.6%)
* Apple Inc.	1,448	451
Microsoft Corp.	12,181	307
International Business Machines Corp.	2,039	288
* Google Inc. Class A	388	216
Intel Corp.	8,848	187
* Cisco Systems Inc.	9,083	174
Oracle Corp.	6,058	164
Hewlett-Packard Co.	3,729	156
QUALCOMM Inc.	2,609	122
* EMC Corp.	3,269	70
Texas Instruments Inc.	1,944	62
Visa Inc. Class A	743	55
* eBay Inc.	1,829	53
Corning Inc.	2,483	44
Accenture plc Class A	972	42
Mastercard Inc. Class A	154	36
* Dell Inc.	2,707	36
Automatic Data Processing Inc.	800	36
Broadcom Corp. Class A	789	35
* Yahoo! Inc.	2,202	35
* Cognizant Technology Solutions Corp. Class A	476	31
* Juniper Networks Inc.	837	28
* Motorola Inc.	3,696	28
* NetApp Inc.	548	28
Applied Materials Inc.	2,136	27
* Salesforce.com Inc.	182	25
Xerox Corp.	2,194	25
* Adobe Systems Inc.	837	23

* Symantec Corp.	1,271	21
* Intuit Inc.	446	20
* Citrix Systems Inc.	296	20
* Agilent Technologies Inc.	554	19
Western Union Co.	1,069	19
Analog Devices Inc.	475	17
* F5 Networks Inc.	128	17
Altera Corp.	480	17
* Marvell Technology Group Ltd.	861	17
* SanDisk Corp.	366	16
* Akamai Technologies Inc.	289	15
Paychex Inc.	514	15
CA Inc.	620	14
Amphenol Corp. Class A	275	14
* Fiserv Inc.	243	13
* Red Hat Inc.	301	13
* Autodesk Inc.	364	13
* BMC Software Inc.	289	13
* NVIDIA Corp.	910	12
* Western Digital Corp.	364	12
Linear Technology Corp.	356	12
* McAfee Inc.	247	12
Fidelity National Information Services Inc.	419	11
Maxim Integrated Products Inc.	481	11
Xilinx Inc.	412	11
* Cree Inc.	171	11
Computer Sciences Corp.	245	11
* Teradata Corp.	266	11
* First Solar Inc.	88	11
* Seagate Technology plc	775	10
* VeriSign Inc.	290	10
KLA-Tencor Corp.	270	10
* Micron Technology Inc.	1,360	10
Microchip Technology Inc.	293	10
Activision Blizzard Inc.	824	10
* VMware Inc. Class A	117	10
* Lam Research Corp.	202	9
Harris Corp.	206	9
* Rovi Corp.	162	9
* Amdocs Ltd.	328	9
* Electronic Arts Inc.	524	8
* Atmel Corp.	732	8
* SAIC Inc.	492	8
* Avnet Inc.	241	7
* Trimble Navigation Ltd.	193	7
* Skyworks Solutions Inc.	281	7
* ANSYS Inc.	144	7
* Advanced Micro Devices Inc.	955	7
Factset Research Systems Inc.	74	7
* FLIR Systems Inc.	244	7
* Nuance Communications Inc.	362	6
* Synopsys Inc.	238	6
* Informatica Corp.	146	6
* Arrow Electronics Inc.	193	6
* LSI Corp.	1,039	6
* Equinix Inc.	72	6
* ON Semiconductor Corp.	683	6
* MICROS Systems Inc.	127	6

* Dolby Laboratories Inc. Class A	85	5
* Alliance Data Systems Corp.	85	5
Global Payments Inc.	129	5
Solera Holdings Inc.	111	5
National Semiconductor Corp.	378	5
* Polycom Inc.	135	5
* WebMD Health Corp.	95	5
* CommScope Inc.	150	5
Lender Processing Services Inc.	151	5
* Novellus Systems Inc.	153	5
* Monster Worldwide Inc.	201	5
* Lexmark International Inc. Class A	125	5
* Ingram Micro Inc.	248	4
* Avago Technologies Ltd.	169	4
Molex Inc.	211	4
Jabil Circuit Inc.	286	4
* MEMC Electronic Materials Inc.	362	4
Broadridge Financial Solutions Inc.	202	4
* Cypress Semiconductor Corp.	261	4
* AOL Inc.	169	4
* JDS Uniphase Corp.	344	4
Total System Services Inc.	262	4
* Vishay Intertechnology Inc.	274	4
Tellabs Inc.	612	4
* IAC/InterActiveCorp	135	4
* Gartner Inc.	116	4
* Varian Semiconductor Equipment Associates Inc.	118	4
* Compuware Corp.	358	4
* NCR Corp.	255	4
* Itron Inc.	64	4
* Atheros Communications Inc.	111	4
* Brocade Communications Systems Inc.	706	4
* Teradyne Inc.	287	3
CoreLogic Inc.	186	3
* Cadence Design Systems Inc.	430	3
* Zebra Technologies Corp.	92	3
* International Rectifier Corp.	118	3
* Rambus Inc.	167	3
* Novell Inc.	556	3
Diebold Inc.	105	3
* Tech Data Corp.	74	3
* QLogic Corp.	178	3
* NeuStar Inc. Class A	122	3
* Silicon Laboratories Inc.	74	3
National Instruments Corp.	92	3
* Fairchild Semiconductor International Inc. Class A	218	3
* VistaPrint NV	71	3
Intersil Corp. Class A	212	3
* PMC - Sierra Inc.	372	3
DST Systems Inc.	61	3
* Ciena Corp.	165	2
* Convergys Corp.	178	2
* SunPower Corp. Class A	174	2
* Genpact Ltd.	100	1
* EchoStar Corp. Class A	66	1
AVX Corp.	93	1

* Vishay Precision Group Inc.	36	1
		3,633
Materials (4.1%)
Freeport-McMoRan Copper & Gold Inc.	747	76
EI du Pont de Nemours & Co.	1,441	68
Dow Chemical Co.	1,836	57
Monsanto Co.	867	52
Praxair Inc.	486	45
Newmont Mining Corp.	756	44
Air Products & Chemicals Inc.	338	29
Alcoa Inc.	1,624	21
PPG Industries Inc.	265	21
Nucor Corp.	501	19
Ecolab Inc.	371	18
International Paper Co.	694	17
Mosaic Co.	251	17
Cliffs Natural Resources Inc.	215	15
CF Industries Holdings Inc.	113	14
Sigma-Aldrich Corp.	193	12
Lubrizol Corp.	108	11
Southern Copper Corp.	269	11
United States Steel Corp.	229	11
Sherwin-Williams Co.	146	11
Ball Corp.	146	10
Celanese Corp. Class A	248	9
FMC Corp.	115	9
Eastman Chemical Co.	115	9
Walter Energy Inc.	86	9
Vulcan Materials Co.	203	8
Allegheny Technologies Inc.	157	8
Airgas Inc.	132	8
* Crown Holdings Inc.	258	8
Albemarle Corp.	145	8
* Owens-Illinois Inc.	262	7
MeadWestvaco Corp.	271	7
International Flavors & Fragrances Inc.	127	7
Ashland Inc.	125	6
Martin Marietta Materials Inc.	72	6
Nalco Holding Co.	206	6
Sealed Air Corp.	253	6
Steel Dynamics Inc.	344	5
Bemis Co. Inc.	173	5
Reliance Steel & Aluminum Co.	118	5
Sonoco Products Co.	160	5
Valspar Corp.	158	5
Domtar Corp.	67	5
Aptargroup Inc.	108	5
Huntsman Corp.	301	5
Royal Gold Inc.	85	4
Compass Minerals International Inc.	52	4
RPM International Inc.	206	4
Packaging Corp. of America	164	4
Cytec Industries Inc.	78	4
Cabot Corp.	103	4
Scotts Miracle-Gro Co. Class A	73	4
Temple-Inland Inc.	171	4
Greif Inc. Class A	56	3

Commercial Metals Co.	195	3
Carpenter Technology Corp.	75	3
* Titanium Metals Corp.	149	3
AK Steel Holding Corp.	192	3
* Intrepid Potash Inc.	79	2
Schnitzer Steel Industries Inc.	40	2
Eagle Materials Inc.	66	2
		793
Telecommunication Services (3.0%)
AT&T Inc.	9,397	261
Verizon Communications Inc.	4,495	144
* American Tower Corp. Class A	642	33
CenturyLink Inc.	478	21
Qwest Communications International Inc.	2,762	19
* Crown Castle International Corp.	462	19
* Sprint Nextel Corp.	4,684	18
Frontier Communications Corp.	1,568	14
* NII Holdings Inc.	266	10
Windstream Corp.	768	10
* SBA Communications Corp. Class A	186	7
* MetroPCS Communications Inc.	400	5
Telephone & Data Systems Inc.	134	5
* tw telecom inc Class A	240	4
* Level 3 Communications Inc.	2,786	3
* Clearwire Corp. Class A	210	2
* United States Cellular Corp.	28	1
* Leap Wireless International Inc.	113	1
		577
Utilities (3.5%)
Southern Co.	1,311	49
Exelon Corp.	1,050	41
Dominion Resources Inc.	948	39
Duke Energy Corp.	2,088	37
NextEra Energy Inc.	659	33
PG&E Corp.	592	28
American Electric Power Co. Inc.	761	27
Public Service Enterprise Group Inc.	804	25
Consolidated Edison Inc.	448	22
Entergy Corp.	302	22
Progress Energy Inc.	456	20
Sempra Energy	393	20
PPL Corp.	766	19
Edison International	518	19
Xcel Energy Inc.	730	17
FirstEnergy Corp.	484	17
DTE Energy Co.	268	12
* AES Corp.	1,065	12
Wisconsin Energy Corp.	186	11
Ameren Corp.	379	11
CenterPoint Energy Inc.	669	10
Northeast Utilities	280	9
Oneok Inc.	169	9
Constellation Energy Group Inc.	294	8
* NRG Energy Inc.	405	8
National Fuel Gas Co.	117	7
NiSource Inc.	440	7
SCANA Corp.	179	7

NSTAR	170	7
Pinnacle West Capital Corp.	172	7
OGE Energy Corp.	154	7
American Water Works Co. Inc.	277	7
*	Calpine Corp.	555	7
CMS Energy Corp.	366	7
Pepco Holdings Inc.	355	7
Alliant Energy Corp.	175	6
Allegheny Energy Inc.	269	6
MDU Resources Group Inc.	299	6
Integrys Energy Group Inc.	123	6
TECO Energy Inc.	340	6
UGI Corp.	173	5
NV Energy Inc.	373	5
Energen Corp.	114	5
ITC Holdings Corp.	80	5
DPL Inc.	189	5
Aqua America Inc.	217	5
Questar Corp.	279	5
AGL Resources Inc.	124	5
Atmos Energy Corp.	148	4
Westar Energy Inc.	175	4
Great Plains Energy Inc.	215	4
Vectren Corp.	129	3
Hawaiian Electric Industries Inc.	149	3
*	Mirant Corp.	249	2
*	RRI Energy Inc.	622	2
Ormat Technologies Inc.	26	1
688
Total Common Stocks (Cost $19,400)	19,471
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
2	Vanguard Market Liquidity Fund	0.216%	14,009	14

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Fannie Mae Discount Notes	0.250%	3/28/11	25	25
Total Temporary Cash Investments (Cost $39)	39
Total Investments (99.8%) (Cost $19,439)	19,510
Other Assets and Liabilities-Net (0.2%)	29
Net Assets (100%)	19,539

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $25,000 have been segregated as initial margin for open futures contracts.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,471	—	—
Temporary Cash Investments	14	25	—
Futures Contracts—Liabilities[1]	—	—	—
Total	19,485	25	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2010	1	59	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2010, the cost of investment securities for tax purposes was $19,439,000. Net unrealized appreciation of investment securities for tax purposes was $71,000, consisting of unrealized gains of $525,000 on securities that had risen in value since their purchase and $454,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (7.8%)
Walt Disney Co.	4,285	156
Comcast Corp. Class A	6,144	123
Time Warner Inc.	1,972	58
News Corp. Class A	3,967	54
Time Warner Cable Inc.	779	48
Viacom Inc. Class B	1,075	41
Carnival Corp.	595	25
CBS Corp. Class B	1,300	22
Macy's Inc.	825	21
Stanley Black & Decker Inc.	350	21
* Liberty Media Corp. - Interactive	1,300	20
Thomson Reuters Corp.	550	20
Virgin Media Inc.	720	18
* Liberty Global Inc. Class A	515	18
Fortune Brands Inc.	290	17
Lowe's Cos. Inc.	745	17
Genuine Parts Co.	345	17
VF Corp.	197	16
Cablevision Systems Corp. Class A	510	16
Newell Rubbermaid Inc.	689	12
JC Penney Co. Inc.	346	11
Wyndham Worldwide Corp.	390	11
* Kohl's Corp.	175	10
Autoliv Inc.	128	9
* Liberty Media Corp. - Capital	160	9
Mattel Inc.	335	9
DISH Network Corp. Class A	435	8
* Signet Jewelers Ltd.	185	7
McGraw-Hill Cos. Inc.	205	7
* Royal Caribbean Cruises Ltd.	175	7
Whirlpool Corp.	95	7
* Liberty Media Corp. - Starz	110	7
Expedia Inc.	260	7
Gannett Co. Inc.	520	7
* Discovery Communications Inc. Class A	165	7
* MGM Resorts International	547	7
Garmin Ltd.	230	7
* Lear Corp.	75	7
* GameStop Corp. Class A	330	7
* Sears Holdings Corp.	100	7
Foot Locker Inc.	340	6
Jarden Corp.	200	6
DR Horton Inc.	605	6
Omnicom Group Inc.	130	6
* Toll Brothers Inc.	315	6
* Mohawk Industries Inc.	105	6
H&R Block Inc.	420	5
American Eagle Outfitters Inc.	320	5
* Penn National Gaming Inc.	150	5

Lennar Corp. Class A	345	5
Washington Post Co. Class B	13	5
RadioShack Corp.	265	5
* Pulte Group Inc.	730	5
Service Corp. International	555	4
* Hyatt Hotels Corp. Class A	95	4
* Lamar Advertising Co. Class A	100	4
* Harman International Industries Inc.	80	3
Johnson Controls Inc.	85	3
Leggett & Platt Inc.	130	3
* New York Times Co. Class A	295	3
* TRW Automotive Holdings Corp.	55	3
* AutoNation Inc.	95	2
Gap Inc.	110	2
* Office Depot Inc.	540	2
Abercrombie & Fitch Co.	45	2
Wendy's/Arby's Group Inc. Class A	440	2
Choice Hotels International Inc.	55	2
MDC Holdings Inc.	80	2
* Madison Square Garden Inc. Class A	90	2
KB Home	165	2
Regal Entertainment Group Class A	135	2
* Central European Media Enterprises Ltd. Class A	80	2
Meredith Corp.	45	1
Aaron's Inc.	70	1
* Clear Channel Outdoor Holdings Inc. Class A	90	1
* BorgWarner Inc.	20	1
International Speedway Corp. Class A	40	1
* Federal-Mogul Corp.	35	1
Brinker International Inc.	30	1
* Education Management Corp.	40	1
* Tesla Motors Inc.	11	—
John Wiley & Sons Inc. Class A	5	—
		1,026
Consumer Staples (10.3%)
Procter & Gamble Co.	5,916	361
Kraft Foods Inc.	3,502	106
PepsiCo Inc.	1,498	97
Wal-Mart Stores Inc.	1,765	95
CVS Caremark Corp.	2,647	82
Coca-Cola Co.	1,173	74
Altria Group Inc.	1,905	46
Archer-Daniels-Midland Co.	1,411	41
Philip Morris International Inc.	644	37
Kroger Co.	1,342	32
Lorillard Inc.	337	27
Mead Johnson Nutrition Co.	385	23
Reynolds American Inc.	730	23
General Mills Inc.	585	21
HJ Heinz Co.	405	20
Safeway Inc.	845	19
Bunge Ltd.	315	19
ConAgra Foods Inc.	871	19
JM Smucker Co.	260	16
Molson Coors Brewing Co. Class B	285	14
Dr Pepper Snapple Group Inc.	370	14
Colgate-Palmolive Co.	175	13

Kimberly-Clark Corp.	193	12
* Energizer Holdings Inc.	158	11
Tyson Foods Inc. Class A	650	10
* Constellation Brands Inc. Class A	400	8
Del Monte Foods Co.	431	8
* Ralcorp Holdings Inc.	120	7
Hormel Foods Corp.	150	7
Corn Products International Inc.	165	7
Walgreen Co.	190	7
Hershey Co.	140	7
Coca-Cola Enterprises Inc.	270	7
McCormick & Co. Inc.	145	6
Sara Lee Corp.	410	6
Campbell Soup Co.	160	5
Alberto-Culver Co. Class B	145	5
* Smithfield Foods Inc.	300	5
* BJ's Wholesale Club Inc.	106	5
SUPERVALU Inc.	460	4
* Central European Distribution Corp.	155	4
Brown-Forman Corp. Class B	55	4
Kellogg Co.	60	3
* Dean Foods Co.	395	3
Flowers Foods Inc.	105	3
Clorox Co.	20	1
* Hansen Natural Corp.	20	1
		1,345
Energy (12.1%)
Chevron Corp.	4,156	337
Occidental Petroleum Corp.	1,418	125
ConocoPhillips	2,004	121
Apache Corp.	836	90
Anadarko Petroleum Corp.	1,084	70
Devon Energy Corp.	978	69
Exxon Mobil Corp.	904	63
National Oilwell Varco Inc.	920	56
Hess Corp.	635	44
Marathon Oil Corp.	1,145	38
Baker Hughes Inc.	686	36
Peabody Energy Corp.	585	34
Spectra Energy Corp.	1,410	34
Noble Energy Inc.	380	31
Chesapeake Energy Corp.	1,416	30
Schlumberger Ltd.	383	30
Murphy Oil Corp.	369	25
Valero Energy Corp.	1,230	24
Pioneer Natural Resources Co.	258	21
* Weatherford International Ltd.	961	20
* Newfield Exploration Co.	290	19
Williams Cos. Inc.	745	17
El Paso Corp.	1,250	17
* Denbury Resources Inc.	870	16
QEP Resources Inc.	380	13
* Whiting Petroleum Corp.	119	13
* Alpha Natural Resources Inc.	230	11
Consol Energy Inc.	265	11
* Cameron International Corp.	230	11
Sunoco Inc.	260	10

Helmerich & Payne Inc.	205	9
* Plains Exploration & Production Co.	305	9
* Oceaneering International Inc.	120	8
* Nabors Industries Ltd.	372	8
Cabot Oil & Gas Corp.	225	8
* Pride International Inc.	230	7
Patterson-UTI Energy Inc.	335	7
* Rowan Cos. Inc.	215	6
Diamond Offshore Drilling Inc.	100	6
Southern Union Co.	270	6
* Oil States International Inc.	100	6
Tidewater Inc.	115	6
* Superior Energy Services Inc.	160	5
Tesoro Corp.	305	5
* SEACOR Holdings Inc.	45	5
Frontier Oil Corp.	230	4
* Quicksilver Resources Inc.	240	3
* Unit Corp.	85	3
* Petrohawk Energy Corp.	190	3
* Atwood Oceanics Inc.	95	3
Arch Coal Inc.	105	3
* Forest Oil Corp.	85	3
Teekay Corp.	90	3
* Exterran Holdings Inc.	125	3
* Comstock Resources Inc.	105	3
SM Energy Co.	45	2
* Atlas Energy Inc.	45	2
* McDermott International Inc.	105	2
* Cobalt International Energy Inc.	160	2
* SandRidge Energy Inc.	325	2
Holly Corp.	30	1
EQT Corp.	20	1
* Dresser-Rand Group Inc.	15	1
Frontline Ltd.	20	1
* Continental Resources Inc.	5	—
		1,582
Financials (26.8%)
JPMorgan Chase & Co.	8,699	325
* Berkshire Hathaway Inc. Class B	3,782	301
Wells Fargo & Co.	10,635	289
Bank of America Corp.	21,922	240
* Citigroup Inc.	46,221	194
Goldman Sachs Group Inc.	1,126	176
US Bancorp	4,188	100
Bank of New York Mellon Corp.	2,655	72
PNC Financial Services Group Inc.	1,154	62
Morgan Stanley	2,249	55
Prudential Financial Inc.	1,020	52
Travelers Cos. Inc.	905	49
State Street Corp.	1,102	48
CME Group Inc.	144	42
Chubb Corp.	672	38
MetLife Inc.	983	38
Capital One Financial Corp.	1,003	37
ACE Ltd.	625	37
BB&T Corp.	1,506	35
Allstate Corp.	1,170	34

Progressive Corp.	1,479	30
Equity Residential	585	29
Vornado Realty Trust	320	26
Boston Properties Inc.	306	26
Loews Corp.	685	26
SunTrust Banks Inc.	1,085	25
Annaly Capital Management Inc.	1,345	24
Ameriprise Financial Inc.	455	24
Host Hotels & Resorts Inc.	1,430	24
AON Corp.	585	24
HCP Inc.	675	22
Discover Financial Services	1,180	22
Fifth Third Bancorp	1,725	21
AvalonBay Communities Inc.	180	20
Simon Property Group Inc.	201	20
Hartford Financial Services Group Inc.	885	20
Weyerhaeuser Co.	1,165	19
Principal Financial Group Inc.	695	19
* CIT Group Inc.	435	17
New York Community Bancorp Inc.	945	16
Northern Trust Corp.	315	16
Lincoln National Corp.	655	16
Unum Group	725	16
Invesco Ltd.	710	15
Regions Financial Corp.	2,730	15
Kimco Realty Corp.	880	15
XL Group plc Class A	745	15
KeyCorp	1,910	14
Comerica Inc.	385	14
Health Care REIT Inc.	291	13
PartnerRe Ltd.	170	13
Macerich Co.	280	13
Ventas Inc.	250	13
ProLogis	970	13
M&T Bank Corp.	160	12
* SLM Corp.	1,055	12
NYSE Euronext	445	12
SL Green Realty Corp.	170	11
* Leucadia National Corp.	425	11
* American International Group Inc.	265	11
Legg Mason Inc.	335	11
Everest Re Group Ltd.	130	11
Hudson City Bancorp Inc.	941	11
Torchmark Corp.	180	10
* Genworth Financial Inc. Class A	865	10
People's United Financial Inc.	805	10
Cincinnati Financial Corp.	320	10
AMB Property Corp.	330	10
* Arch Capital Group Ltd.	106	10
Nationwide Health Properties Inc.	260	9
Huntington Bancshares Inc.	1,555	9
Assurant Inc.	245	9
UDR Inc.	370	8
Realty Income Corp.	241	8
BlackRock Inc.	50	8
Alexandria Real Estate Equities Inc.	120	8
Reinsurance Group of America Inc. Class A	160	8
* Markel Corp.	22	8

Chimera Investment Corp.	1,920	8
Liberty Property Trust	245	8
Camden Property Trust	145	7
Plum Creek Timber Co. Inc.	205	7
WR Berkley Corp.	275	7
Regency Centers Corp.	180	7
Zions Bancorporation	376	7
RenaissanceRe Holdings Ltd.	120	7
Old Republic International Corp.	564	7
Transatlantic Holdings Inc.	140	7
* E*Trade Financial Corp.	480	7
HCC Insurance Holdings Inc.	250	7
Ares Capital Corp.	416	7
Assured Guaranty Ltd.	400	7
Fidelity National Financial Inc. Class A	500	7
Axis Capital Holdings Ltd.	185	7
* Popular Inc.	2,221	6
Raymond James Financial Inc.	215	6
Senior Housing Properties Trust	276	6
Weingarten Realty Investors	260	6
Jefferies Group Inc.	255	6
Cullen/Frost Bankers Inc.	115	6
Rayonier Inc.	120	6
Duke Realty Corp.	545	6
BRE Properties Inc.	140	6
Commerce Bancshares Inc.	160	6
Hospitality Properties Trust	270	6
Taubman Centers Inc.	120	6
Allied World Assurance Co. Holdings Ltd.	97	6
American Financial Group Inc.	185	6
* NASDAQ OMX Group Inc.	265	6
First Niagara Financial Group Inc.	455	6
Developers Diversified Realty Corp.	435	6
East West Bancorp Inc.	320	6
Marshall & Ilsley Corp.	1,145	6
Mack-Cali Realty Corp.	170	5
White Mountains Insurance Group Ltd.	17	5
City National Corp.	100	5
Aspen Insurance Holdings Ltd.	170	5
* First Horizon National Corp.	505	5
Associated Banc-Corp	375	5
Arthur J Gallagher & Co.	170	5
CapitalSource Inc.	700	5
* Alleghany Corp.	15	5
Valley National Bancorp	350	4
Essex Property Trust Inc.	40	4
Douglas Emmett Inc.	265	4
Corporate Office Properties Trust	130	4
StanCorp Financial Group Inc.	105	4
Protective Life Corp.	185	4
Hanover Insurance Group Inc.	95	4
Federal Realty Investment Trust	55	4
* Forest City Enterprises Inc. Class A	276	4
Validus Holdings Ltd.	145	4
TCF Financial Corp.	310	4
CommonWealth REIT	163	4
Endurance Specialty Holdings Ltd.	90	4
Janus Capital Group Inc.	365	4

Fulton Financial Corp.	430	4
Washington Federal Inc.	245	4
Synovus Financial Corp.	1,700	3
* MBIA Inc.	335	3
Brandywine Realty Trust	285	3
Apartment Investment & Management Co.	130	3
Bank of Hawaii Corp.	70	3
Public Storage	30	3
Aflac Inc.	55	3
Brown & Brown Inc.	115	3
Unitrin Inc.	110	3
Mercury General Corp.	60	3
BOK Financial Corp.	55	3
BancorpSouth Inc.	180	2
Piedmont Office Realty Trust Inc. Class A	115	2
First Citizens BancShares Inc. Class A	13	2
Marsh & McLennan Cos. Inc.	90	2
General Growth Properties Inc.	100	2
Wesco Financial Corp.	4	1
TFS Financial Corp.	175	1
Federated Investors Inc. Class B	60	1
* CNA Financial Corp.	55	1
American National Insurance Co.	15	1
* Interactive Brokers Group Inc.	62	1
Erie Indemnity Co. Class A	15	1
Capitol Federal Financial	40	1
Symetra Financial Corp.	75	1
Wilmington Trust Corp.	200	1
OneBeacon Insurance Group Ltd. Class A	50	1
Digital Realty Trust Inc.	10	1
CBOE Holdings Inc.	18	—
* Howard Hughes Corp.	9	—
* St. Joe Co.	20	—
* Green Dot Corp. Class A	3	—
		3,508
Health Care (12.9%)
Johnson & Johnson	5,123	315
Pfizer Inc.	17,621	287
Merck & Co. Inc.	6,819	235
* Amgen Inc.	2,090	110
Bristol-Myers Squibb Co.	3,754	95
UnitedHealth Group Inc.	2,485	91
Eli Lilly & Co.	1,714	58
* WellPoint Inc.	879	49
* Thermo Fisher Scientific Inc.	901	46
* Biogen Idec Inc.	533	34
Aetna Inc.	925	27
CIGNA Corp.	600	22
* Zimmer Holdings Inc.	440	22
McKesson Corp.	335	21
* Boston Scientific Corp.	3,296	21
* Humana Inc.	370	21
* Forest Laboratories Inc.	620	20
Medtronic Inc.	555	19
Cardinal Health Inc.	515	18
Abbott Laboratories	330	15
* Watson Pharmaceuticals Inc.	245	12

* Cephalon Inc.	165	11
Baxter International Inc.	215	11
* Genzyme Corp.	140	10
* Hologic Inc.	565	9
* Endo Pharmaceuticals Holdings Inc.	255	9
Beckman Coulter Inc.	160	9
* Coventry Health Care Inc.	320	8
* King Pharmaceuticals Inc.	540	8
Universal Health Services Inc. Class B	180	7
* CareFusion Corp.	305	7
* Health Net Inc.	215	6
* Life Technologies Corp.	115	6
Omnicare Inc.	235	5
* Kinetic Concepts Inc.	125	5
* LifePoint Hospitals Inc.	120	4
Cooper Cos. Inc.	80	4
* Alere Inc.	130	4
* Bio-Rad Laboratories Inc. Class A	42	4
Teleflex Inc.	75	4
* Charles River Laboratories International Inc.	110	4
PerkinElmer Inc.	140	3
* Brookdale Senior Living Inc. Class A	160	3
Quest Diagnostics Inc.	44	2
* Community Health Systems Inc.	65	2
* Mylan Inc.	105	2
* Tenet Healthcare Corp.	295	1
Hill-Rom Holdings Inc.	20	1
* Mednax Inc.	5	—
* Emdeon Inc. Class A	5	—
		1,687
Industrials (9.1%)
General Electric Co.	17,916	284
Union Pacific Corp.	967	87
CSX Corp.	854	52
General Dynamics Corp.	758	50
Norfolk Southern Corp.	814	49
Northrop Grumman Corp.	664	41
Raytheon Co.	830	38
Waste Management Inc.	1,065	36
Tyco International Ltd.	950	36
Ingersoll-Rand plc	700	29
Eaton Corp.	270	26
FedEx Corp.	246	22
Fluor Corp.	365	21
Parker Hannifin Corp.	257	21
Boeing Co.	315	20
Southwest Airlines Co.	1,405	19
ITT Corp.	400	18
L-3 Communications Holdings Inc.	257	18
Goodrich Corp.	195	17
Republic Services Inc. Class A	495	14
United Technologies Corp.	175	13
Massey Energy Co.	225	11
Manpower Inc.	180	10
Lockheed Martin Corp.	145	10
Equifax Inc.	275	10
* AGCO Corp.	200	9

Rockwell Collins Inc.	161	9
KBR Inc.	330	9
Avery Dennison Corp.	225	8
Dover Corp.	150	8
* Quanta Services Inc.	455	8
Cintas Corp.	290	8
* BE Aerospace Inc.	210	7
* URS Corp.	180	7
RR Donnelley & Sons Co.	425	7
Snap-On Inc.	125	7
Textron Inc.	290	6
SPX Corp.	93	6
Masco Corp.	545	6
* Terex Corp.	235	6
* Corrections Corp. of America	205	5
* Kirby Corp.	110	5
Carlisle Cos. Inc.	125	5
Hubbell Inc. Class B	80	5
* Kansas City Southern	90	4
* Jacobs Engineering Group Inc.	110	4
* Thomas & Betts Corp.	95	4
* AMR Corp.	490	4
Covanta Holding Corp.	265	4
Wabtec Corp.	90	4
Towers Watson & Co. Class A	80	4
* Aecom Technology Corp.	155	4
Crane Co.	105	4
Trinity Industries Inc.	170	4
Harsco Corp.	160	4
* Spirit Aerosystems Holdings Inc. Class A	195	4
Deere & Co.	50	4
Con-way Inc.	110	4
* Chicago Bridge & Iron Co. NV	130	4
Danaher Corp.	85	4
Pentair Inc.	105	3
Alexander & Baldwin Inc.	90	3
* WESCO International Inc.	61	3
* Owens Corning	110	3
Pitney Bowes Inc.	130	3
* Shaw Group Inc.	80	3
* United Continental Holdings Inc.	90	3
GATX Corp.	75	2
* General Cable Corp.	75	2
Ryder System Inc.	55	2
Timken Co.	50	2
Flowserve Corp.	20	2
* Armstrong World Industries Inc.	40	2
* CNH Global NV	45	2
Kennametal Inc.	45	2
Copa Holdings SA Class A	25	1
Waste Connections Inc.	52	1
* Babcock & Wilcox Co.	55	1
IDEX Corp.	30	1
* USG Corp.	85	1
Regal-Beloit Corp.	15	1
* Hertz Global Holdings Inc.	60	1
* FTI Consulting Inc.	20	1
UTi Worldwide Inc.	35	1

* KAR Auction Services Inc.	50	1
* Alliant Techsystems Inc.	5	—
Gardner Denver Inc.	5	—
		1,194
Information Technology (5.7%)
Microsoft Corp.	5,552	140
Intel Corp.	3,847	81
Corning Inc.	2,997	53
Texas Instruments Inc.	1,471	47
* eBay Inc.	1,567	46
* Motorola Inc.	5,114	39
Xerox Corp.	3,038	35
* Yahoo! Inc.	1,740	27
* Symantec Corp.	1,575	26
Fidelity National Information Services Inc.	575	15
Computer Sciences Corp.	335	15
* Micron Technology Inc.	1,860	14
* Western Digital Corp.	385	13
KLA-Tencor Corp.	350	13
* Avnet Inc.	330	10
Activision Blizzard Inc.	820	10
* Amdocs Ltd.	325	8
* LSI Corp.	1,420	8
* Synopsys Inc.	305	8
* Arrow Electronics Inc.	235	7
* CommScope Inc.	205	6
* Lexmark International Inc. Class A	170	6
* Fiserv Inc.	110	6
Molex Inc.	290	6
* Advanced Micro Devices Inc.	805	6
* Ingram Micro Inc.	320	6
* AOL Inc.	231	6
Total System Services Inc.	360	5
* Vishay Intertechnology Inc.	375	5
Tellabs Inc.	835	5
* Brocade Communications Systems Inc.	965	5
CoreLogic Inc.	255	5
* Novell Inc.	755	5
* Tech Data Corp.	102	4
* International Rectifier Corp.	155	4
* Seagate Technology plc	295	4
* Fairchild Semiconductor International Inc. Class A	275	4
CA Inc.	155	4
Diebold Inc.	112	4
* PMC - Sierra Inc.	470	3
* MEMC Electronic Materials Inc.	290	3
* IAC/InterActiveCorp	115	3
* Monster Worldwide Inc.	140	3
* Convergys Corp.	215	3
Intersil Corp. Class A	175	2
* Compuware Corp.	215	2
* Zebra Technologies Corp.	55	2
Jabil Circuit Inc.	115	2
* EchoStar Corp. Class A	80	2
* SunPower Corp. Class A	130	2
AVX Corp.	95	1
* Atmel Corp.	105	1

* Novellus Systems Inc.	25	1
* Electronic Arts Inc.	45	1
National Semiconductor Corp.	45	1
Broadridge Financial Solutions Inc.	25	1
* Vishay Precision Group Inc.	25	—
* Itron Inc.	5	—
		744
Materials (3.1%)
Dow Chemical Co.	2,527	79
EI du Pont de Nemours & Co.	1,302	61
Alcoa Inc.	1,895	25
PPG Industries Inc.	307	24
Nucor Corp.	390	15
United States Steel Corp.	255	12
Vulcan Materials Co.	275	11
Ball Corp.	160	11
Eastman Chemical Co.	125	10
MeadWestvaco Corp.	370	9
Sealed Air Corp.	345	8
Ashland Inc.	155	8
Steel Dynamics Inc.	470	8
Bemis Co. Inc.	235	7
Sonoco Products Co.	220	7
Aptargroup Inc.	150	7
Domtar Corp.	90	7
* Owens-Illinois Inc.	250	7
Reliance Steel & Aluminum Co.	145	6
Valspar Corp.	195	6
Huntsman Corp.	410	6
Packaging Corp. of America	225	6
Sherwin-Williams Co.	75	6
CF Industries Holdings Inc.	45	5
International Paper Co.	210	5
Royal Gold Inc.	100	5
Cytec Industries Inc.	105	5
Cabot Corp.	140	5
Greif Inc. Class A	75	4
Temple-Inland Inc.	190	4
FMC Corp.	50	4
Commercial Metals Co.	250	4
* Intrepid Potash Inc.	95	3
RPM International Inc.	140	3
AK Steel Holding Corp.	205	3
Walter Energy Inc.	25	3
Schnitzer Steel Industries Inc.	40	2
Sigma-Aldrich Corp.	20	1
		402
Telecommunication Services (5.1%)
AT&T Inc.	12,913	359
Verizon Communications Inc.	6,178	198
CenturyLink Inc.	655	28
Qwest Communications International Inc.	3,776	26
* Sprint Nextel Corp.	6,400	24
Frontier Communications Corp.	1,320	12
Windstream Corp.	615	8
Telephone & Data Systems Inc.	185	7
* MetroPCS Communications Inc.	285	3

* NII Holdings Inc.	75	3
* Level 3 Communications Inc.	2,210	2
* United States Cellular Corp.	35	2
* Leap Wireless International Inc.	135	1
* Clearwire Corp. Class A	75	1
		674
Utilities (7.1%)
Southern Co.	1,804	68
Exelon Corp.	1,448	57
Dominion Resources Inc.	1,307	54
Duke Energy Corp.	2,883	51
NextEra Energy Inc.	904	46
PG&E Corp.	810	38
American Electric Power Co. Inc.	1,054	38
Public Service Enterprise Group Inc.	1,100	34
Consolidated Edison Inc.	615	30
Entergy Corp.	412	29
Progress Energy Inc.	625	27
Sempra Energy	540	27
PPL Corp.	1,050	27
Edison International	710	26
FirstEnergy Corp.	674	24
Xcel Energy Inc.	1,000	23
DTE Energy Co.	365	16
* AES Corp.	1,455	16
Wisconsin Energy Corp.	255	15
Ameren Corp.	520	15
CenterPoint Energy Inc.	915	14
Northeast Utilities	380	12
Oneok Inc.	230	12
Constellation Energy Group Inc.	400	11
* NRG Energy Inc.	555	11
National Fuel Gas Co.	160	10
NiSource Inc.	600	10
SCANA Corp.	245	10
NSTAR	230	10
Pinnacle West Capital Corp.	235	9
OGE Energy Corp.	210	9
American Water Works Co. Inc.	380	9
CMS Energy Corp.	500	9
Pepco Holdings Inc.	485	9
Alliant Energy Corp.	240	9
Allegheny Energy Inc.	370	8
MDU Resources Group Inc.	410	8
Integrys Energy Group Inc.	165	8
TECO Energy Inc.	465	8
NV Energy Inc.	510	7
UGI Corp.	235	7
Energen Corp.	155	7
DPL Inc.	260	7
Aqua America Inc.	300	6
Questar Corp.	380	6
AGL Resources Inc.	170	6
Atmos Energy Corp.	200	6
Westar Energy Inc.	240	6
Great Plains Energy Inc.	295	6
* Calpine Corp.	405	5

Vectren Corp.	175	5
Hawaiian Electric Industries Inc.	200	4
* Mirant Corp.	315	3
* RRI Energy Inc.	770	3
ITC Holdings Corp.	15	1
Ormat Technologies Inc.	20	1
		933
Total Common Stocks (Cost $13,013)		13,095
Total Investments (100.0%) (Cost $13,013)		13,095
Net Assets (100%)		13,095

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $13,013,000. Net unrealized appreciation of investment securities for tax purposes was $82,000, consisting of unrealized gains of $424,000 on securities that had risen in value since their purchase and $342,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.1%)
McDonald's Corp.	1,917	150
* Amazon.com Inc.	626	110
* Ford Motor Co.	5,956	95
Home Depot Inc.	3,024	91
Target Corp.	1,316	75
* DIRECTV Class A	1,586	66
NIKE Inc. Class B	640	55
Lowe's Cos. Inc.	1,975	45
Yum! Brands Inc.	840	42
Johnson Controls Inc.	1,140	42
Starbucks Corp.	1,339	41
* priceline.com Inc.	86	34
TJX Cos. Inc.	724	33
Coach Inc.	542	31
Staples Inc.	1,296	29
* Las Vegas Sands Corp.	562	28
Best Buy Co. Inc.	583	25
* Kohl's Corp.	404	23
* Bed Bath & Beyond Inc.	468	20
Omnicom Group Inc.	440	20
Starwood Hotels & Resorts Worldwide Inc.	336	19
Marriott International Inc. Class A	482	19
Limited Brands Inc.	474	16
* Discovery Communications Inc. Class A	368	15
Gap Inc.	698	15
* NetFlix Inc.	72	15
* O'Reilly Automotive Inc.	244	15
* Chipotle Mexican Grill Inc. Class A	56	14
Ross Stores Inc.	216	14
Tiffany & Co.	224	14
Wynn Resorts Ltd.	134	14
McGraw-Hill Cos. Inc.	392	14
Harley-Davidson Inc.	418	13
* CarMax Inc.	396	13
Nordstrom Inc.	296	13
* Dollar Tree Inc.	226	12
Time Warner Inc.	416	12
* AutoZone Inc.	47	12
Darden Restaurants Inc.	248	12
Family Dollar Stores Inc.	240	12
Carnival Corp.	290	12
* BorgWarner Inc.	192	12
News Corp. Class A	848	12
Hasbro Inc.	232	11
Polo Ralph Lauren Corp. Class A	100	11
Advance Auto Parts Inc.	156	10
Mattel Inc.	376	10
* Sirius XM Radio Inc.	6,898	9
* Interpublic Group of Cos. Inc.	870	9

International Game Technology	530	8
* Urban Outfitters Inc.	216	8
Scripps Networks Interactive Inc. Class A	160	8
Viacom Inc. Class B	212	8
PetSmart Inc.	210	8
Thomson Reuters Corp.	216	8
* Apollo Group Inc. Class A	230	8
* NVR Inc.	11	7
Phillips-Van Heusen Corp.	100	7
* Fossil Inc.	92	6
Abercrombie & Fitch Co.	120	6
Williams-Sonoma Inc.	172	6
* Panera Bread Co. Class A	56	6
Guess? Inc.	116	5
* Dick's Sporting Goods Inc.	160	5
* LKQ Corp.	252	5
Tractor Supply Co.	128	5
Tupperware Brands Corp.	112	5
Gentex Corp.	248	5
DeVry Inc.	112	5
* WMS Industries Inc.	104	5
* Hanesbrands Inc.	168	5
* TRW Automotive Holdings Corp.	96	5
JC Penney Co. Inc.	136	5
* Tempur-Pedic International Inc.	128	5
* Aeropostale Inc.	166	5
* Big Lots Inc.	140	4
* J Crew Group Inc.	98	4
* Goodyear Tire & Rubber Co.	432	4
* DreamWorks Animation SKG Inc. Class A	132	4
Whirlpool Corp.	56	4
* Dollar General Corp.	124	4
Expedia Inc.	150	4
* Bally Technologies Inc.	98	4
Autoliv Inc.	52	4
Chico's FAS Inc.	316	4
* Royal Caribbean Cruises Ltd.	92	4
* ITT Educational Services Inc.	59	3
Brinker International Inc.	160	3
Strayer Education Inc.	24	3
Leggett & Platt Inc.	156	3
John Wiley & Sons Inc. Class A	72	3
H&R Block Inc.	234	3
* Harman International Industries Inc.	60	3
* Lear Corp.	28	2
CBS Corp. Class B	144	2
Hillenbrand Inc.	112	2
* Career Education Corp.	116	2
Weight Watchers International Inc.	60	2
* Morningstar Inc.	40	2
Macy's Inc.	76	2
Fortune Brands Inc.	32	2
Thor Industries Inc.	60	2
Aaron's Inc.	72	1
American Eagle Outfitters Inc.	84	1
Wendy's/Arby's Group Inc. Class A	224	1
* AutoNation Inc.	40	1
* MGM Resorts International	81	1

Meredith Corp.	28	1
* Madison Square Garden Inc. Class A	36	1
* Lamar Advertising Co. Class A	20	1
* Tesla Motors Inc.	20	1
* Mohawk Industries Inc.	12	1
* Education Management Corp.	44	1
International Speedway Corp. Class A	20	—
Regal Entertainment Group Class A	32	—
Garmin Ltd.	12	—
* Office Depot Inc.	48	—
* Federal-Mogul Corp.	8	—
Choice Hotels International Inc.	4	—
		1,687
Consumer Staples (9.7%)
Coca-Cola Co.	2,805	177
Philip Morris International Inc.	2,780	158
Wal-Mart Stores Inc.	2,198	119
PepsiCo Inc.	1,654	107
Colgate-Palmolive Co.	735	56
Walgreen Co.	1,597	56
Costco Wholesale Corp.	790	53
Altria Group Inc.	2,177	52
Kimberly-Clark Corp.	582	36
Sysco Corp.	1,050	30
General Mills Inc.	701	25
Avon Products Inc.	760	22
Kellogg Co.	408	20
Procter & Gamble Co.	308	19
Estee Lauder Cos. Inc. Class A	196	15
Clorox Co.	236	15
Sara Lee Corp.	838	13
* Whole Foods Market Inc.	248	12
HJ Heinz Co.	230	11
Brown-Forman Corp. Class B	140	9
Coca-Cola Enterprises Inc.	348	8
CVS Caremark Corp.	268	8
Church & Dwight Co. Inc.	126	8
Hershey Co.	160	8
Herbalife Ltd.	108	7
* Green Mountain Coffee Roasters Inc.	196	7
Campbell Soup Co.	196	7
* Hansen Natural Corp.	100	5
McCormick & Co. Inc.	116	5
Dr Pepper Snapple Group Inc.	132	5
Mead Johnson Nutrition Co.	48	3
ConAgra Foods Inc.	80	2
Kroger Co.	64	2
Flowers Foods Inc.	52	1
Alberto-Culver Co. Class B	32	1
* BJ's Wholesale Club Inc.	8	—
		1,082
Energy (10.7%)
Exxon Mobil Corp.	8,357	581
Schlumberger Ltd.	2,126	164
Halliburton Co.	1,628	62
ConocoPhillips	1,021	61
EOG Resources Inc.	450	40

Occidental Petroleum Corp.	292	26
* Southwestern Energy Co.	614	22
* FMC Technologies Inc.	216	18
Chevron Corp.	188	15
* Concho Resources Inc.	164	14
* Ultra Petroleum Corp.	270	13
* Cameron International Corp.	248	12
Range Resources Corp.	284	12
Cimarex Energy Co.	148	12
Marathon Oil Corp.	336	11
Baker Hughes Inc.	208	11
* Weatherford International Ltd.	530	11
EQT Corp.	246	10
Williams Cos. Inc.	428	10
Consol Energy Inc.	184	8
Core Laboratories NV	80	7
* Petrohawk Energy Corp.	380	7
Arch Coal Inc.	204	6
* McDermott International Inc.	324	6
* Dresser-Rand Group Inc.	132	5
EXCO Resources Inc.	260	5
* Nabors Industries Ltd.	202	4
* Forest Oil Corp.	128	4
* Atlas Energy Inc.	100	4
* Pride International Inc.	124	4
SM Energy Co.	76	4
El Paso Corp.	230	3
Murphy Oil Corp.	40	3
Diamond Offshore Drilling Inc.	40	3
* Continental Resources Inc.	48	2
Frontline Ltd.	76	2
* SandRidge Energy Inc.	374	2
Holly Corp.	52	2
* Alpha Natural Resources Inc.	28	1
* Whiting Petroleum Corp.	8	1
* Rowan Cos. Inc.	24	1
* Atwood Oceanics Inc.	20	1
* Superior Energy Services Inc.	12	—
* Exterran Holdings Inc.	12	—
* Oil States International Inc.	4	—
* Quicksilver Resources Inc.	12	—
		1,190
Financials (4.6%)
American Express Co.	1,874	81
Aflac Inc.	788	41
Simon Property Group Inc.	360	35
Franklin Resources Inc.	264	30
T Rowe Price Group Inc.	460	27
Charles Schwab Corp.	1,758	26
Marsh & McLennan Cos. Inc.	886	22
Public Storage	226	22
Morgan Stanley	856	21
* IntercontinentalExchange Inc.	132	15
MetLife Inc.	362	14
Moody's Corp.	364	10
* CB Richard Ellis Group Inc. Class A	506	10
Northern Trust Corp.	172	9

* Affiliated Managers Group Inc.	92	8
Digital Realty Trust Inc.	148	8
TD Ameritrade Holding Corp.	414	7
* MSCI Inc. Class A	196	7
Eaton Vance Corp.	208	6
Jones Lang LaSalle Inc.	76	6
SEI Investments Co.	266	6
Lazard Ltd. Class A	164	6
General Growth Properties Inc.	360	6
Invesco Ltd.	252	5
ACE Ltd.	92	5
Travelers Cos. Inc.	96	5
Federal Realty Investment Trust	64	5
Ameriprise Financial Inc.	92	5
Waddell & Reed Financial Inc. Class A	152	5
Plum Creek Timber Co. Inc.	124	4
AON Corp.	104	4
Greenhill & Co. Inc.	52	4
Ventas Inc.	76	4
BlackRock Inc.	23	4
NYSE Euronext	100	3
* St. Joe Co.	148	3
Federated Investors Inc. Class B	108	3
Apartment Investment & Management Co.	104	3
Brown & Brown Inc.	108	2
Erie Indemnity Co. Class A	36	2
Rayonier Inc.	44	2
Essex Property Trust Inc.	20	2
Axis Capital Holdings Ltd.	60	2
Vornado Realty Trust	24	2
* Genworth Financial Inc. Class A	160	2
Equity Residential	32	2
Hartford Financial Services Group Inc.	68	2
* Howard Hughes Corp.	35	1
Arthur J Gallagher & Co.	48	1
Bank of Hawaii Corp.	28	1
Hudson City Bancorp Inc.	72	1
AMB Property Corp.	28	1
* Interactive Brokers Group Inc.	39	1
ProLogis	52	1
* NASDAQ OMX Group Inc.	24	1
Validus Holdings Ltd.	16	—
* Green Dot Corp. Class A	8	—
UDR Inc.	20	—
* Arch Capital Group Ltd.	4	—
Endurance Specialty Holdings Ltd.	8	—
Janus Capital Group Inc.	28	—
CBOE Holdings Inc.	9	—
Capitol Federal Financial	4	—
		511
Health Care (9.7%)
Abbott Laboratories	2,482	115
* Gilead Sciences Inc.	1,504	55
* Express Scripts Inc.	984	51
Medtronic Inc.	1,519	51
* Celgene Corp.	829	49
* Medco Health Solutions Inc.	779	48

Johnson & Johnson	742	46
Baxter International Inc.	892	43
Covidien plc	890	37
Allergan Inc.	540	36
Becton Dickinson and Co.	414	32
Stryker Corp.	560	28
* Genzyme Corp.	360	26
* St. Jude Medical Inc.	593	23
Alcon Inc.	124	19
* Intuitive Surgical Inc.	70	18
* Hospira Inc.	296	17
AmerisourceBergen Corp. Class A	502	15
* Laboratory Corp. of America Holdings	184	15
* Varian Medical Systems Inc.	220	14
CR Bard Inc.	168	14
Eli Lilly & Co.	416	14
* DaVita Inc.	184	13
McKesson Corp.	208	13
* Edwards Lifesciences Corp.	200	13
* Illumina Inc.	216	13
* Waters Corp.	164	13
* Alexion Pharmaceuticals Inc.	160	12
* Vertex Pharmaceuticals Inc.	360	12
* Life Technologies Corp.	228	11
* Cerner Corp.	122	11
Quest Diagnostics Inc.	216	11
* Henry Schein Inc.	162	9
* Dendreon Corp.	256	9
* Mylan Inc.	462	9
* Mettler-Toledo International Inc.	60	9
Perrigo Co.	144	9
* ResMed Inc.	268	9
* Human Genome Sciences Inc.	332	8
DENTSPLY International Inc.	260	8
Cardinal Health Inc.	220	8
* IDEXX Laboratories Inc.	104	7
* United Therapeutics Corp.	88	6
Patterson Cos. Inc.	180	5
* Covance Inc.	116	5
* Mednax Inc.	80	5
* BioMarin Pharmaceutical Inc.	180	5
Pharmaceutical Product Development Inc.	188	5
* Gen-Probe Inc.	88	5
Lincare Holdings Inc.	176	5
* SXC Health Solutions Corp.	110	4
Techne Corp.	68	4
* Regeneron Pharmaceuticals Inc.	138	4
* Health Management Associates Inc. Class A	444	4
* Allscripts Healthcare Solutions Inc.	222	4
Hill-Rom Holdings Inc.	96	4
* Community Health Systems Inc.	116	4
* Myriad Genetics Inc.	170	4
* VCA Antech Inc.	152	3
* Amylin Pharmaceuticals Inc.	256	3
Warner Chilcott plc Class A	160	3
* Emergency Medical Services Corp. Class A	52	3
* Thoratec Corp.	100	3
* Tenet Healthcare Corp.	620	3

PerkinElmer Inc.	96	2
* Talecris Biotherapeutics Holdings Corp.	92	2
* CareFusion Corp.	70	2
* Alere Inc.	44	1
* Charles River Laboratories International Inc.	28	1
Cooper Cos. Inc.	16	1
Teleflex Inc.	12	1
* Emdeon Inc. Class A	48	1
Universal Health Services Inc. Class B	12	—
Omnicare Inc.	20	—
* Brookdale Senior Living Inc. Class A	20	—
* Kinetic Concepts Inc.	8	—
		1,075
Industrials (13.1%)
United Technologies Corp.	1,521	114
3M Co.	1,272	107
Caterpillar Inc.	1,121	95
United Parcel Service Inc. Class B	1,276	90
Emerson Electric Co.	1,347	74
General Electric Co.	4,428	70
Boeing Co.	1,098	70
Honeywell International Inc.	1,372	68
Deere & Co.	719	54
Danaher Corp.	886	38
Illinois Tool Works Inc.	793	38
Precision Castparts Corp.	256	35
PACCAR Inc.	648	35
Cummins Inc.	356	35
FedEx Corp.	360	33
Lockheed Martin Corp.	432	29
CH Robinson Worldwide Inc.	296	22
Expeditors International of Washington Inc.	378	20
* Delta Air Lines Inc.	1,402	19
Rockwell Automation Inc.	252	17
Cooper Industries plc	296	16
Joy Global Inc.	184	14
* United Continental Holdings Inc.	484	13
WW Grainger Inc.	104	13
Fastenal Co.	236	13
Bucyrus International Inc. Class A	138	12
Roper Industries Inc.	168	12
Dover Corp.	208	11
* Stericycle Inc.	152	11
AMETEK Inc.	188	11
Union Pacific Corp.	112	10
Pall Corp.	208	9
Flowserve Corp.	84	9
Rockwell Collins Inc.	148	8
Eaton Corp.	82	8
Donaldson Co. Inc.	136	7
Robert Half International Inc.	266	7
Iron Mountain Inc.	324	7
Dun & Bradstreet Corp.	88	7
* Navistar International Corp.	128	7
Parker Hannifin Corp.	80	6
* IHS Inc. Class A	86	6
* TransDigm Group Inc.	88	6

JB Hunt Transport Services Inc.	162	6
Pitney Bowes Inc.	264	6
* WABCO Holdings Inc.	116	6
Gardner Denver Inc.	88	6
Textron Inc.	250	6
* Verisk Analytics Inc. Class A	184	6
Goodrich Corp.	64	6
* Jacobs Engineering Group Inc.	134	5
* Kansas City Southern	108	5
Tyco International Ltd.	132	5
Timken Co.	112	5
Republic Services Inc. Class A	172	5
Lincoln Electric Holdings Inc.	76	5
* Oshkosh Corp.	160	5
MSC Industrial Direct Co. Class A	76	5
* Copart Inc.	128	5
IDEX Corp.	120	5
Waste Connections Inc.	162	4
* Alliant Techsystems Inc.	56	4
* Babcock & Wilcox Co.	162	4
Graco Inc.	108	4
Lennox International Inc.	84	4
Kennametal Inc.	108	4
* Hertz Global Holdings Inc.	292	4
Regal-Beloit Corp.	56	3
Toro Co.	58	3
Valmont Industries Inc.	40	3
Landstar System Inc.	88	3
Pentair Inc.	92	3
* Owens Corning	112	3
UTi Worldwide Inc.	152	3
* Shaw Group Inc.	88	3
Manitowoc Co. Inc.	232	3
Hubbell Inc. Class B	44	3
* FTI Consulting Inc.	68	2
Southwest Airlines Co.	176	2
Masco Corp.	192	2
Ryder System Inc.	48	2
* Chicago Bridge & Iron Co. NV	72	2
Copa Holdings SA Class A	36	2
* AMR Corp.	192	2
* Aecom Technology Corp.	56	1
Fluor Corp.	20	1
* WESCO International Inc.	24	1
SPX Corp.	16	1
* General Cable Corp.	32	1
* Corrections Corp. of America	36	1
GATX Corp.	24	1
* Thomas & Betts Corp.	16	1
* USG Corp.	48	1
Towers Watson & Co. Class A	12	1
Wabtec Corp.	12	1
* Spirit Aerosystems Holdings Inc. Class A	28	1
Avery Dennison Corp.	12	—
KBR Inc.	16	—
* Kirby Corp.	8	—
* CNH Global NV	8	—
RR Donnelley & Sons Co.	20	—

Carlisle Cos. Inc.	8	—
Harsco Corp.	12	—
Con-way Inc.	8	—
* Armstrong World Industries Inc.	4	—
Covanta Holding Corp.	12	—
* KAR Auction Services Inc.	8	—
		1,462
Information Technology (31.1%)
* Apple Inc.	1,624	505
International Business Machines Corp.	2,288	324
* Google Inc. Class A	435	242
Microsoft Corp.	9,139	230
* Cisco Systems Inc.	10,189	195
Oracle Corp.	6,799	184
Hewlett-Packard Co.	4,187	176
Intel Corp.	6,789	143
QUALCOMM Inc.	2,924	137
* EMC Corp.	3,673	79
Visa Inc. Class A	837	62
Accenture plc Class A	1,098	48
Mastercard Inc. Class A	175	41
* Dell Inc.	3,057	40
Automatic Data Processing Inc.	894	40
Broadcom Corp. Class A	882	39
* Cognizant Technology Solutions Corp. Class A	532	35
* Juniper Networks Inc.	934	32
Texas Instruments Inc.	982	31
* NetApp Inc.	612	31
Applied Materials Inc.	2,384	30
* Salesforce.com Inc.	204	28
* Adobe Systems Inc.	934	26
* eBay Inc.	776	23
* Intuit Inc.	498	22
* Citrix Systems Inc.	330	22
* Agilent Technologies Inc.	618	22
Western Union Co.	1,194	21
* F5 Networks Inc.	144	19
Altera Corp.	536	19
Analog Devices Inc.	528	19
* Marvell Technology Group Ltd.	962	19
* SanDisk Corp.	408	18
* Akamai Technologies Inc.	322	17
* Yahoo! Inc.	1,038	16
Paychex Inc.	572	16
Amphenol Corp. Class A	308	15
* Red Hat Inc.	336	15
* Autodesk Inc.	408	14
* BMC Software Inc.	322	14
* NVIDIA Corp.	1,016	14
Linear Technology Corp.	398	13
* McAfee Inc.	276	13
CA Inc.	562	13
* Cree Inc.	192	13
Xilinx Inc.	460	12
Maxim Integrated Products Inc.	536	12
* First Solar Inc.	100	12
* Teradata Corp.	296	12

* VeriSign Inc.	324	11
Microchip Technology Inc.	328	11
* VMware Inc. Class A	132	11
Harris Corp.	232	10
* Lam Research Corp.	224	10
* Fiserv Inc.	180	10
* Rovi Corp.	180	10
* SAIC Inc.	550	8
* Seagate Technology plc	624	8
* Electronic Arts Inc.	550	8
* Trimble Navigation Ltd.	216	8
* Skyworks Solutions Inc.	314	8
* ANSYS Inc.	160	8
* Atmel Corp.	732	8
Factset Research Systems Inc.	84	7
* FLIR Systems Inc.	272	7
* Nuance Communications Inc.	404	7
* Informatica Corp.	164	7
* MICROS Systems Inc.	144	6
* ON Semiconductor Corp.	762	6
* Equinix Inc.	80	6
Corning Inc.	346	6
* Dolby Laboratories Inc. Class A	96	6
* Alliance Data Systems Corp.	96	6
Global Payments Inc.	144	6
Solera Holdings Inc.	124	6
* Polycom Inc.	152	6
* WebMD Health Corp.	104	5
Lender Processing Services Inc.	168	5
National Semiconductor Corp.	384	5
* Avago Technologies Ltd.	188	5
* Novellus Systems Inc.	152	5
* Cypress Semiconductor Corp.	292	5
* JDS Uniphase Corp.	384	5
Broadridge Financial Solutions Inc.	204	4
* Varian Semiconductor Equipment Associates Inc.	132	4
* Gartner Inc.	128	4
* NCR Corp.	284	4
* Atheros Communications Inc.	124	4
* Itron Inc.	68	4
* Teradyne Inc.	320	4
* Cadence Design Systems Inc.	480	4
* Rambus Inc.	188	4
National Instruments Corp.	104	4
* QLogic Corp.	198	4
Jabil Circuit Inc.	226	3
* NeuStar Inc. Class A	132	3
* Silicon Laboratories Inc.	80	3
* Western Digital Corp.	92	3
* VistaPrint NV	76	3
* Advanced Micro Devices Inc.	408	3
Activision Blizzard Inc.	248	3
DST Systems Inc.	64	3
* Amdocs Ltd.	104	3
* Monster Worldwide Inc.	112	3
* Ciena Corp.	164	3
* Compuware Corp.	226	2
* Symantec Corp.	132	2

* Zebra Technologies Corp.	60	2
* MEMC Electronic Materials Inc.	168	2
* IAC/InterActiveCorp	60	2
* Genpact Ltd.	116	2
Intersil Corp. Class A	76	1
* SunPower Corp. Class A	68	1
Diebold Inc.	24	1
* Arrow Electronics Inc.	24	1
KLA-Tencor Corp.	16	1
* Synopsys Inc.	16	—
* Ingram Micro Inc.	16	—
* PMC - Sierra Inc.	20	—
AVX Corp.	8	—
		3,463
Materials (5.0%)
Freeport-McMoRan Copper & Gold Inc.	840	85
Monsanto Co.	970	58
Newmont Mining Corp.	852	50
Praxair Inc.	544	50
Air Products & Chemicals Inc.	382	33
EI du Pont de Nemours & Co.	556	26
Ecolab Inc.	414	20
Mosaic Co.	280	19
Cliffs Natural Resources Inc.	240	16
International Paper Co.	604	15
Lubrizol Corp.	125	13
Sigma-Aldrich Corp.	200	13
Southern Copper Corp.	300	13
CF Industries Holdings Inc.	92	11
Celanese Corp. Class A	278	10
Allegheny Technologies Inc.	176	9
Nucor Corp.	240	9
Airgas Inc.	148	9
* Crown Holdings Inc.	288	9
Albemarle Corp.	164	9
Walter Energy Inc.	76	8
Sherwin-Williams Co.	100	7
International Flavors & Fragrances Inc.	140	7
FMC Corp.	88	7
Nalco Holding Co.	230	7
Martin Marietta Materials Inc.	80	7
Compass Minerals International Inc.	60	5
Scotts Miracle-Gro Co. Class A	80	4
PPG Industries Inc.	48	4
Alcoa Inc.	264	3
Carpenter Technology Corp.	78	3
* Titanium Metals Corp.	152	3
* Owens-Illinois Inc.	92	3
RPM International Inc.	116	2
Ball Corp.	36	2
United States Steel Corp.	48	2
Eastman Chemical Co.	28	2
Eagle Materials Inc.	76	2
Royal Gold Inc.	16	1
Temple-Inland Inc.	36	1
Reliance Steel & Aluminum Co.	16	1
Ashland Inc.	12	1

Russell 1000 Growth Index Fund

Valspar Corp.	16	1
Schnitzer Steel Industries Inc.	8	—
AK Steel Holding Corp.	28	—
		560
Telecommunication Services (0.9%)
* American Tower Corp. Class A	716	36
* Crown Castle International Corp.	516	21
* NII Holdings Inc.	236	9
* SBA Communications Corp. Class A	208	8
Frontier Communications Corp.	672	6
Windstream Corp.	356	5
* tw telecom inc Class A	268	4
* MetroPCS Communications Inc.	212	3
* Clearwire Corp. Class A	206	2
* Level 3 Communications Inc.	1,134	1
		95
Utilities (0.1%)
ITC Holdings Corp.	80	5
* Calpine Corp.	288	4
Ormat Technologies Inc.	16	—
		9
Total Common Stocks (Cost $11,159)		11,134
Total Investments (100.0%) (Cost $11,159)		11,134
Other Assets and Liabilities-Net (0.0%)		1
Net Assets (100%)		11,135

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $11,159,000. Net unrealized depreciation of investment securities for tax purposes was $25,000, consisting of

Russell 1000 Growth Index Fund

unrealized gains of $260,000 on securities that had risen in value since their purchase and $285,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (14.0%)
* Deckers Outdoor Corp.	411	32
Sotheby's	708	28
* Warnaco Group Inc.	469	25
Polaris Industries Inc.	327	24
* Tenneco Inc.	636	23
* Dana Holding Corp.	1,490	22
* Coinstar Inc.	338	22
* Under Armour Inc. Class A	374	22
* Cheesecake Factory Inc.	630	20
* Carter's Inc.	619	20
Rent-A-Center Inc.	703	20
* Life Time Fitness Inc.	436	17
* Vail Resorts Inc.	378	17
* AnnTaylor Stores Corp.	631	17
* Valassis Communications Inc.	520	17
Wolverine World Wide Inc.	532	17
* Saks Inc.	1,452	16
Men's Wearhouse Inc.	565	16
* Dress Barn Inc.	638	16
* Live Nation Entertainment Inc.	1,464	16
* CROCS Inc.	893	16
* OfficeMax Inc.	883	15
* Childrens Place Retail Stores Inc.	289	15
Brunswick Corp.	921	15
Dillard's Inc. Class A	452	14
* Iconix Brand Group Inc.	751	14
* Jo-Ann Stores Inc.	287	14
* Sally Beauty Holdings Inc.	981	13
* JOS A Bank Clothiers Inc.	297	13
Cooper Tire & Rubber Co.	637	13
* Eastman Kodak Co.	2,797	13
Cracker Barrel Old Country Store Inc.	248	13
* Gaylord Entertainment Co.	362	12
Jones Group Inc.	907	12
PF Chang's China Bistro Inc.	242	12
* Steven Madden Ltd.	256	12
* Jack in the Box Inc.	574	12
* Ulta Salon Cosmetics & Fragrance Inc.	328	11
* HSN Inc.	403	11
* Collective Brands Inc.	675	11
* Orient-Express Hotels Ltd. Class A	945	11
Pool Corp.	515	11
* Timberland Co. Class A	432	11
Monro Muffler Brake Inc.	216	11
Regis Corp.	597	11
* Pier 1 Imports Inc.	1,089	11
Cinemark Holdings Inc.	594	10
* DineEquity Inc.	195	10
Buckle Inc.	272	10

* Hibbett Sports Inc.	300	10
National CineMedia Inc.	549	10
* Texas Roadhouse Inc. Class A	597	10
Matthews International Corp. Class A	313	10
* Capella Education Co.	183	10
Group 1 Automotive Inc.	256	10
Bob Evans Farms Inc.	318	10
* Genesco Inc.	249	10
Finish Line Inc. Class A	530	9
* Cabela's Inc.	419	9
* Shutterfly Inc.	280	9
* Buffalo Wild Wings Inc.	190	9
Scholastic Corp.	318	9
* CEC Entertainment Inc.	229	9
* Ruby Tuesday Inc.	671	9
* BJ's Restaurants Inc.	234	9
* Talbots Inc.	731	8
* Pinnacle Entertainment Inc.	629	8
* Skechers U.S.A. Inc. Class A	359	8
Cato Corp. Class A	290	8
American Greetings Corp. Class A	412	8
Arbitron Inc.	278	8
* Helen of Troy Ltd.	320	8
* 99 Cents Only Stores	477	7
* Liz Claiborne Inc.	983	7
Columbia Sportswear Co.	127	7
* Penske Automotive Group Inc.	459	7
* Interval Leisure Group Inc.	413	7
* Zumiez Inc.	214	7
PEP Boys-Manny Moe & Jack	545	7
* American Axle & Manufacturing Holdings Inc.	626	7
* K12 Inc.	262	7
Ryland Group Inc.	459	7
* Modine Manufacturing Co.	481	7
* American Public Education Inc.	192	7
* Blue Nile Inc.	132	7
* Maidenform Brands Inc.	237	6
* Exide Technologies	787	6
Brown Shoe Co. Inc.	451	6
* Meritage Homes Corp.	333	6
* Biglari Holdings Inc.	16	6
* Steiner Leisure Ltd.	154	6
Stage Stores Inc.	404	6
* Grand Canyon Education Inc.	321	6
* Shuffle Master Inc.	557	6
* Sonic Corp.	638	6
* True Religion Apparel Inc.	263	6
National Presto Industries Inc.	50	6
* Quiksilver Inc.	1,348	6
NutriSystem Inc.	280	6
* DSW Inc. Class A	148	6
* Domino's Pizza Inc.	386	6
Barnes & Noble Inc.	402	6
* Papa John's International Inc.	218	6
* Jakks Pacific Inc.	289	6
* Belo Corp. Class A	949	5
* Lumber Liquidators Holdings Inc.	232	5
* Scientific Games Corp. Class A	677	5

Fred's Inc. Class A	410	5
* Sonic Automotive Inc. Class A	416	5
Callaway Golf Co.	671	5
* Fuel Systems Solutions Inc.	148	5
* Lions Gate Entertainment Corp.	708	5
* Pre-Paid Legal Services Inc.	78	5
Harte-Hanks Inc.	404	5
* Boyd Gaming Corp.	561	5
* Select Comfort Corp.	570	5
* RC2 Corp.	224	5
Ameristar Casinos Inc.	276	5
* Vitamin Shoppe Inc.	166	5
* Knology Inc.	318	5
Stewart Enterprises Inc. Class A	847	5
* Asbury Automotive Group Inc.	301	5
Churchill Downs Inc.	118	5
* Dorman Products Inc.	118	5
* Peet's Coffee & Tea Inc.	122	5
Superior Industries International Inc.	239	5
* Charming Shoppes Inc.	1,207	5
Universal Technical Institute Inc.	220	5
* Ascent Media Corp. Class A	147	5
* Rue21 Inc.	151	5
* iRobot Corp.	220	4
* G-III Apparel Group Ltd.	160	4
* Pacific Sunwear of California Inc.	691	4
PetMed Express Inc.	240	4
Ethan Allen Interiors Inc.	257	4
* Core-Mark Holding Co. Inc.	112	4
* La-Z-Boy Inc.	538	4
* Bravo Brio Restaurant Group Inc.	228	4
* Drew Industries Inc.	198	4
* Standard Pacific Corp.	1,113	4
* Retail Ventures Inc.	239	4
* Universal Electronics Inc.	142	4
* Corinthian Colleges Inc.	917	4
* Denny's Corp.	1,033	4
Sinclair Broadcast Group Inc. Class A	472	4
* Citi Trends Inc.	154	4
Volcom Inc.	202	4
* Krispy Kreme Doughnuts Inc.	607	4
Oxford Industries Inc.	144	4
World Wrestling Entertainment Inc. Class A	252	4
* AFC Enterprises Inc.	266	4
* Mediacom Communications Corp. Class A	415	3
* Wet Seal Inc. Class A	1,059	3
* hhgregg Inc.	138	3
* K-Swiss Inc. Class A	273	3
* California Pizza Kitchen Inc.	202	3
* Beazer Homes USA Inc.	777	3
Sturm Ruger & Co. Inc.	200	3
* Winnebago Industries Inc.	304	3
* Bridgepoint Education Inc.	204	3
Big 5 Sporting Goods Corp.	225	3
* Red Robin Gourmet Burgers Inc.	162	3
* EW Scripps Co. Class A	330	3
Lithia Motors Inc. Class A	226	3
HOT Topic Inc.	464	3

* Perry Ellis International Inc.	103	3
* Stein Mart Inc.	282	3
Marcus Corp.	212	3
Blyth Inc.	61	3
* America's Car-Mart Inc.	105	3
* Shoe Carnival Inc.	96	3
* Rentrak Corp.	98	3
Standard Motor Products Inc.	204	3
* Lincoln Educational Services Corp.	172	2
* Express Inc.	166	2
* Dex One Corp.	522	2
* Cavco Industries Inc.	68	2
* Libbey Inc.	168	2
* CKX Inc.	579	2
* Smith & Wesson Holding Corp.	621	2
* Overstock.com Inc.	154	2
* Amerigon Inc.	226	2
* Furniture Brands International Inc.	528	2
Haverty Furniture Cos. Inc.	190	2
* Warner Music Group Corp.	466	2
* M/I Homes Inc.	193	2
* Global Sources Ltd.	242	2
Bebe Stores Inc.	339	2
Ambassadors Group Inc.	197	2
* Entercom Communications Corp. Class A	246	2
* Coldwater Creek Inc.	630	2
* Stoneridge Inc.	160	2
* Kirkland's Inc.	174	2
* Casual Male Retail Group Inc.	433	2
* Unifi Inc.	142	2
* Hovnanian Enterprises Inc. Class A	541	2
* Leapfrog Enterprises Inc.	352	2
Christopher & Banks Corp.	374	2
* Destination Maternity Corp.	52	2
* Journal Communications Inc. Class A	438	2
* McClatchy Co. Class A	622	2
* Movado Group Inc.	162	2
Speedway Motorsports Inc.	130	2
* Arctic Cat Inc.	126	2
Spartan Motors Inc.	341	2
Weyco Group Inc.	74	2
* MarineMax Inc.	230	2
* Morgans Hotel Group Co.	226	2
Mac-Gray Corp.	122	2
* Drugstore.Com Inc.	967	2
* AH Belo Corp. Class A	188	2
* Bon-Ton Stores Inc.	122	2
* Tuesday Morning Corp.	308	2
Cherokee Inc.	80	2
* Ruth's Hospitality Group Inc.	312	2
CPI Corp.	54	2
* Sealy Corp.	499	1
* West Marine Inc.	152	1
Systemax Inc.	112	1
* Isle of Capri Casinos Inc.	164	1
CSS Industries Inc.	78	1
* Lifetime Brands Inc.	96	1
Skyline Corp.	72	1

* Fisher Communications Inc.	68	1
* LIN TV Corp. Class A	300	1
* McCormick & Schmick's Seafood Restaurants Inc.	153	1
* Martha Stewart Living Omnimedia Class A	275	1
* O'Charleys Inc.	185	1
Hooker Furniture Corp.	112	1
* Entravision Communications Corp. Class A	505	1
* Jamba Inc.	620	1
Gaiam Inc. Class A	166	1
* Multimedia Games Inc.	286	1
* Audiovox Corp. Class A	180	1
* Kid Brands Inc.	129	1
* Midas Inc.	148	1
* Orbitz Worldwide Inc.	206	1
* Build-A-Bear Workshop Inc.	180	1
* Monarch Casino & Resort Inc.	92	1
* Playboy Enterprises Inc. Class B	224	1
* US Auto Parts Network Inc.	136	1
* Kenneth Cole Productions Inc. Class A	80	1
* Steinway Musical Instruments Inc.	60	1
* Ballantyne Strong Inc.	148	1
RG Barry Corp.	88	1
* Gray Television Inc.	503	1
* Media General Inc. Class A	230	1
* Red Lion Hotels Corp.	126	1
* Culp Inc.	92	1
* Vitacost.com Inc.	150	1
* Carrols Restaurant Group Inc.	130	1
* New York & Co. Inc.	262	1
* Lee Enterprises Inc.	468	1
* Conn's Inc.	278	1
* Carmike Cinemas Inc.	106	1
* Brookfield Homes Corp.	100	1
PRIMEDIA Inc.	174	1
* ReachLocal Inc.	50	1
* Caribou Coffee Co. Inc.	76	1
* Vera Bradley Inc.	25	1
* LodgeNet Interactive Corp.	262	1
* Cumulus Media Inc. Class A	228	1
* Summer Infant Inc.	112	1
Winmark Corp.	25	1
* Outdoor Channel Holdings Inc.	122	1
* Delta Apparel Inc.	62	1
* Einstein Noah Restaurant Group Inc.	58	1
Lacrosse Footwear Inc.	47	1
* Gordmans Stores Inc.	56	1
* Joe's Jeans Inc.	441	1
* Crown Media Holdings Inc. Class A	262	1
* Marine Products Corp.	104	1
Learning Tree International Inc.	64	1
* SuperMedia Inc.	134	1
* Nexstar Broadcasting Group Inc. Class A	112	1
* Shiloh Industries Inc.	54	1
* Johnson Outdoors Inc. Class A	46	1
National American University Holdings Inc.	82	1
* Borders Group Inc.	517	1
* 1-800-Flowers.com Inc. Class A	271	1
* Cambium Learning Group Inc.	171	1

* Westwood One Inc.	54	1
* American Apparel Inc.	344	—
Books-A-Million Inc.	74	—
* Bluegreen Corp.	150	—
* Radio One Inc.	325	—
* Empire Resorts Inc.	264	—
Value Line Inc.	14	—
* Beasley Broadcasting Group Inc. Class A	46	—
* Princeton Review Inc.	194	—
		1,609
Consumer Staples (3.0%)
* United Natural Foods Inc.	500	19
* TreeHouse Foods Inc.	372	18
Ruddick Corp.	457	17
Nu Skin Enterprises Inc. Class A	528	17
Casey's General Stores Inc.	404	16
* Hain Celestial Group Inc.	425	11
Sanderson Farms Inc.	247	11
Diamond Foods Inc.	228	11
Lancaster Colony Corp.	202	11
Universal Corp.	252	10
* Darling International Inc.	859	10
Fresh Del Monte Produce Inc.	414	9
Vector Group Ltd.	471	9
* Boston Beer Co. Inc. Class A	90	7
J&J Snack Foods Corp.	148	7
WD-40 Co.	171	7
Tootsie Roll Industries Inc.	250	7
B&G Foods Inc. Class A	495	6
Lance Inc.	270	6
Andersons Inc.	192	6
Pricesmart Inc.	164	6
* Central Garden and Pet Co. Class A	589	6
* Rite Aid Corp.	5,803	5
* Elizabeth Arden Inc.	254	5
* Fresh Market Inc.	146	5
* Chiquita Brands International Inc.	468	5
* Spectrum Brands Holdings Inc.	190	5
* Prestige Brands Holdings Inc.	436	5
* Pantry Inc.	235	5
Nash Finch Co.	129	5
Cal-Maine Foods Inc.	145	4
Weis Markets Inc.	114	4
Spartan Stores Inc.	233	4
* Alliance One International Inc.	927	4
* Heckmann Corp.	923	4
* Dole Food Co. Inc.	374	4
* Winn-Dixie Stores Inc.	573	3
* Medifast Inc.	140	3
* Pilgrim's Pride Corp.	505	3
Inter Parfums Inc.	149	3
Calavo Growers Inc.	114	3
Coca-Cola Bottling Co. Consolidated	44	3
* USANA Health Sciences Inc.	61	3
* Synutra International Inc.	197	3
Ingles Markets Inc. Class A	129	2
* Smart Balance Inc.	651	2

* Seneca Foods Corp. Class A	88	2
Village Super Market Inc. Class A	64	2
* Star Scientific Inc.	1,004	2
Limoneira Co.	84	2
Imperial Sugar Co.	125	2
National Beverage Corp.	116	2
* Nutraceutical International Corp.	96	1
Farmer Bros Co.	70	1
Oil-Dri Corp. of America	54	1
* Revlon Inc. Class A	112	1
Female Health Co.	186	1
* Susser Holdings Corp.	78	1
* Cellu Tissue Holdings Inc.	86	1
MGP Ingredients Inc.	110	1
* Great Atlantic & Pacific Tea Co.	331	1
Schiff Nutrition International Inc.	120	1
* John B. Sanfilippo & Son Inc.	82	1
Arden Group Inc.	12	1
Alico Inc.	38	1
Griffin Land & Nurseries Inc.	24	1
* Nature's Sunshine Products Inc.	80	1
* Lifeway Foods Inc.	50	—
* Harbinger Group Inc.	94	—
Bridgford Foods Corp.	18	—
		346
Energy (6.2%)
* Brigham Exploration Co.	1,232	31
* Dril-Quip Inc.	361	28
* Complete Production Services Inc.	827	24
World Fuel Services Corp.	729	22
Berry Petroleum Co. Class A	543	21
CARBO Ceramics Inc.	203	20
* Rosetta Resources Inc.	550	20
* Bill Barrett Corp.	488	19
* Bristow Group Inc.	385	17
Lufkin Industries Inc.	312	16
* Helix Energy Solutions Group Inc.	1,089	15
* Swift Energy Co.	394	14
* Key Energy Services Inc.	1,306	13
* Oasis Petroleum Inc.	522	13
* Patriot Coal Corp.	813	13
* Energy XXI Bermuda Ltd.	528	13
* McMoRan Exploration Co.	865	13
Nordic American Tanker Shipping	487	13
* Northern Oil and Gas Inc.	460	11
* International Coal Group Inc.	1,367	10
Ship Finance International Ltd.	466	10
* ION Geophysical Corp.	1,323	10
* Carrizo Oil & Gas Inc.	324	9
* Stone Energy Corp.	450	9
Overseas Shipholding Group Inc.	265	9
RPC Inc.	299	9
* Tetra Technologies Inc.	787	9
* Kodiak Oil & Gas Corp.	1,698	9
Penn Virginia Corp.	474	8
* Petroleum Development Corp.	199	7
* Gulfmark Offshore Inc.	241	7

* USEC Inc.	1,187	7
* Contango Oil & Gas Co.	124	7
* Cloud Peak Energy Inc.	327	7
* ATP Oil & Gas Corp.	464	7
* Global Industries Ltd.	1,055	7
W&T Offshore Inc.	363	6
Knightsbridge Tankers Ltd.	255	6
* James River Coal Co.	290	6
* Clean Energy Fuels Corp.	418	6
* Hornbeck Offshore Services Inc.	242	5
* Newpark Resources Inc.	927	5
* Gulfport Energy Corp.	282	5
* Cal Dive International Inc.	981	5
Golar LNG Ltd.	377	5
* Western Refining Inc.	533	5
* Resolute Energy Corp.	396	5
* American Oil & Gas Inc.	524	5
* TransAtlantic Petroleum Ltd.	1,532	5
* T-3 Energy Services Inc.	136	5
* Parker Drilling Co.	1,208	5
* Clayton Williams Energy Inc.	62	5
* Uranium Energy Corp.	632	4
* Harvest Natural Resources Inc.	345	4
Teekay Tankers Ltd. Class A	350	4
* Tesco Corp.	313	4
Gulf Island Fabrication Inc.	150	4
* Petroquest Energy Inc.	576	4
* BPZ Resources Inc.	1,013	4
* Rex Energy Corp.	336	4
Crosstex Energy Inc.	420	4
* Vaalco Energy Inc.	525	4
* Pioneer Drilling Co.	563	4
* CVR Energy Inc.	316	4
* Energy Partners Ltd.	302	4
Apco Oil and Gas International Inc.	96	4
* Willbros Group Inc.	497	4
* Venoco Inc.	206	4
* Basic Energy Services Inc.	242	4
* Magnum Hunter Resources Corp.	547	3
* Goodrich Petroleum Corp.	253	3
* Cheniere Energy Inc.	595	3
* Warren Resources Inc.	737	3
Houston American Energy Corp.	188	3
* OYO Geospace Corp.	42	3
General Maritime Corp.	819	3
* Hercules Offshore Inc.	1,195	3
* Abraxas Petroleum Corp.	699	3
* Vantage Drilling Co.	1,582	3
* Rentech Inc.	2,245	3
* Matrix Service Co.	274	3
* Georesources Inc.	136	3
* FX Energy Inc.	449	3
* Approach Resources Inc.	136	2
* Allis-Chalmers Energy Inc.	374	2
* PHI Inc.	138	2
* Dawson Geophysical Co.	82	2
DHT Holdings Inc.	508	2
* Endeavour International Corp.	209	2

* Gastar Exploration Ltd.	453	2
* Natural Gas Services Group Inc.	126	2
* L&L Energy Inc.	184	2
Panhandle Oil and Gas Inc. Class A	74	2
* Green Plains Renewable Energy Inc.	165	2
* Callon Petroleum Co.	300	2
* Delta Petroleum Corp.	1,925	1
* GMX Resources Inc.	319	1
* Scorpio Tankers Inc.	136	1
* CAMAC Energy Inc.	495	1
* Syntroleum Corp.	721	1
* REX American Resources Corp.	76	1
Delek US Holdings Inc.	142	1
* RAM Energy Resources Inc.	577	1
* Miller Petroleum Inc.	188	1
* Union Drilling Inc.	154	1
* Evolution Petroleum Corp.	154	1
* Seahawk Drilling Inc.	112	1
* Global Geophysical Services Inc.	78	1
* Isramco Inc.	12	1
Hallador Energy Co.	40	—
Alon USA Energy Inc.	80	—
		709
Financials (20.3%)
* American Capital Ltd.	3,603	26
BioMed Realty Trust Inc.	1,392	25
MFA Financial Inc.	2,978	24
CBL & Associates Properties Inc.	1,466	24
Highwoods Properties Inc.	762	23
National Retail Properties Inc.	887	23
Entertainment Properties Trust	492	23
American Campus Communities Inc.	695	22
Apollo Investment Corp.	2,065	22
Home Properties Inc.	396	21
Mid-America Apartment Communities Inc.	342	21
Omega Healthcare Investors Inc.	992	21
Alterra Capital Holdings Ltd.	1,028	21
* ProAssurance Corp.	345	20
Tanger Factory Outlet Centers	422	20
FirstMerit Corp.	1,150	20
* SVB Financial Group	445	20
Kilroy Realty Corp.	580	20
Washington Real Estate Investment Trust	633	19
* Signature Bank	437	19
Platinum Underwriters Holdings Ltd.	439	19
* Stifel Financial Corp.	357	18
* MGIC Investment Corp.	2,087	18
Post Properties Inc.	521	18
LaSalle Hotel Properties	728	17
DiamondRock Hospitality Co.	1,606	17
Prosperity Bancshares Inc.	486	16
First American Financial Corp.	1,115	16
American Capital Agency Corp.	526	15
Hatteras Financial Corp.	494	15
Equity Lifestyle Properties Inc.	279	15
Westamerica Bancorporation	306	15
NewAlliance Bancshares Inc.	1,103	15

Colonial Properties Trust	810	15
Montpelier Re Holdings Ltd.	739	15
Extra Space Storage Inc.	907	15
Iberiabank Corp.	286	14
Trustmark Corp.	666	14
* CNO Financial Group Inc.	2,311	14
Healthcare Realty Trust Inc.	649	13
Potlatch Corp.	415	13
* Knight Capital Group Inc. Class A	983	13
UMB Financial Corp.	343	13
Delphi Financial Group Inc.	496	13
Umpqua Holdings Corp.	1,193	13
* PHH Corp.	578	12
Medical Properties Trust Inc.	1,158	12
* Ezcorp Inc. Class A	481	12
Argo Group International Holdings Ltd.	324	12
Northwest Bancshares Inc.	1,153	12
National Health Investors Inc.	265	12
EastGroup Properties Inc.	292	12
* Portfolio Recovery Associates Inc.	183	12
Redwood Trust Inc.	811	11
Webster Financial Corp.	679	11
Cash America International Inc.	308	11
RLI Corp.	192	11
Cathay General Bancorp	817	11
Susquehanna Bancshares Inc.	1,350	11
Tower Group Inc.	422	11
DCT Industrial Trust Inc.	2,197	11
Astoria Financial Corp.	899	11
United Bankshares Inc.	403	11
First Financial Bankshares Inc.	218	11
FNB Corp.	1,191	10
PS Business Parks Inc.	201	10
Sovran Self Storage Inc.	288	10
Glacier Bancorp Inc.	750	10
First Financial Bancorp	601	10
Starwood Property Trust Inc.	496	10
Radian Group Inc.	1,385	10
* Sunstone Hotel Investors Inc.	1,025	10
DuPont Fabros Technology Inc.	425	10
Hancock Holding Co.	304	10
International Bancshares Corp.	551	9
Whitney Holding Corp.	1,005	9
Invesco Mortgage Capital Inc.	416	9
Old National Bancorp	907	9
Wintrust Financial Corp.	324	9
Franklin Street Properties Corp.	719	9
Selective Insurance Group Inc.	555	9
* First Cash Financial Services Inc.	314	9
National Penn Bancshares Inc.	1,313	9
Park National Corp.	130	9
Hersha Hospitality Trust Class A	1,403	9
KBW Inc.	370	9
Provident Financial Services Inc.	623	9
Anworth Mortgage Asset Corp.	1,237	9
* MF Global Holdings Ltd.	1,093	9
Capstead Mortgage Corp.	729	9
Alexander's Inc.	22	8

BlackRock Kelso Capital Corp.	756	8
Community Bank System Inc.	346	8
* Greenlight Capital Re Ltd. Class A	293	8
U-Store-It Trust	973	8
NBT Bancorp Inc.	360	8
Infinity Property & Casualty Corp.	138	8
Lexington Realty Trust	1,007	8
MB Financial Inc.	552	8
Prospect Capital Corp.	790	8
Pennsylvania Real Estate Investment Trust	575	8
Acadia Realty Trust	418	8
* optionsXpress Holdings Inc.	439	8
* World Acceptance Corp.	172	8
Government Properties Income Trust	288	7
CVB Financial Corp.	935	7
Glimcher Realty Trust	885	7
* Pebblebrook Hotel Trust	386	7
First Midwest Bancorp Inc.	771	7
LTC Properties Inc.	267	7
Employers Holdings Inc.	446	7
* Texas Capital Bancshares Inc.	379	7
Columbia Banking System Inc.	410	7
Cousins Properties Inc.	941	7
Investors Real Estate Trust	781	7
* Forestar Group Inc.	380	7
* Strategic Hotels & Resorts Inc.	1,462	7
* Ocwen Financial Corp.	773	7
First Commonwealth Financial Corp.	1,091	7
* Pico Holdings Inc.	236	7
American Equity Investment Life Holding Co.	610	7
* Investment Technology Group Inc.	453	7
* Dollar Financial Corp.	254	7
Horace Mann Educators Corp.	407	7
Inland Real Estate Corp.	775	7
PrivateBancorp Inc. Class A	541	7
Sun Communities Inc.	198	7
Equity One Inc.	379	7
Fifth Street Finance Corp.	568	7
Oritani Financial Corp.	579	6
Getty Realty Corp.	218	6
Associated Estates Realty Corp.	432	6
Flagstone Reinsurance Holdings SA	541	6
* Navigators Group Inc.	125	6
Safety Insurance Group Inc.	132	6
* Investors Bancorp Inc.	499	6
First Potomac Realty Trust	386	6
Brookline Bancorp Inc.	616	6
* FelCor Lodging Trust Inc.	1,011	6
* Enstar Group Ltd.	72	6
Nelnet Inc. Class A	276	6
Compass Diversified Holdings	343	6
Sterling Bancshares Inc.	955	6
Primerica Inc.	249	6
MCG Capital Corp.	797	6
Oriental Financial Group Inc.	479	6
PacWest Bancorp	320	5
Meadowbrook Insurance Group Inc.	565	5
Independent Bank Corp.	219	5

Chemical Financial Corp.	254	5
* iStar Financial Inc.	972	5
City Holding Co.	164	5
MarketAxess Holdings Inc.	288	5
Simmons First National Corp. Class A	180	5
* National Financial Partners Corp.	443	5
Bank of the Ozarks Inc.	136	5
Cypress Sharpridge Investments Inc.	372	5
S&T Bancorp Inc.	258	5
* First Industrial Realty Trust Inc.	660	5
Evercore Partners Inc. Class A	164	5
United Fire & Casualty Co.	238	5
* Piper Jaffray Cos.	162	5
* Cardtronics Inc.	279	5
Home Bancshares Inc.	227	5
Banco Latinoamericano de Comercio Exterior SA	288	5
* PMI Group Inc.	1,489	5
Walter Investment Management Corp.	268	5
Cohen & Steers Inc.	182	5
Ramco-Gershenson Properties Trust	396	5
BGC Partners Inc. Class A	593	5
Trustco Bank Corp.	801	4
Renasant Corp.	259	4
Sabra Healthcare REIT Inc.	259	4
Education Realty Trust Inc.	594	4
Flushing Financial Corp.	323	4
* CNA Surety Corp.	184	4
PennantPark Investment Corp.	369	4
Urstadt Biddle Properties Inc. Class A	233	4
Retail Opportunity Investments Corp.	436	4
Sandy Spring Bancorp Inc.	250	4
Harleysville Group Inc.	119	4
* Western Alliance Bancorp	681	4
Boston Private Financial Holdings Inc.	779	4
WesBanco Inc.	240	4
Universal Health Realty Income Trust	118	4
SCBT Financial Corp.	133	4
* Hilltop Holdings Inc.	414	4
National Western Life Insurance Co. Class A	24	4
* Ashford Hospitality Trust Inc.	421	4
Community Trust Bancorp Inc.	142	4
Maiden Holdings Ltd.	518	4
Duff & Phelps Corp. Class A	284	4
Provident New York Bancorp	405	4
Dime Community Bancshares Inc.	278	4
Artio Global Investors Inc. Class A	290	4
Hercules Technology Growth Capital Inc.	378	4
* FPIC Insurance Group Inc.	102	4
TowneBank	243	4
FBL Financial Group Inc. Class A	140	4
* eHealth Inc.	246	4
Amtrust Financial Services Inc.	231	4
* Newcastle Investment Corp.	645	4
CapLease Inc.	595	4
* AMERISAFE Inc.	196	4
* Credit Acceptance Corp.	58	4
Parkway Properties Inc./Md	223	4
Lakeland Financial Corp.	168	4

First Financial Corp.	116	3
MVC Capital Inc.	254	3
Cedar Shopping Centers Inc.	567	3
Southside Bancshares Inc.	164	3
* Pinnacle Financial Partners Inc.	348	3
NorthStar Realty Finance Corp.	785	3
* Tejon Ranch Co.	136	3
* Nara Bancorp Inc.	396	3
GFI Group Inc.	691	3
Univest Corp. of Pennsylvania	171	3
GAMCO Investors Inc.	72	3
* Safeguard Scientifics Inc.	214	3
Tompkins Financial Corp.	82	3
StellarOne Corp.	238	3
Cardinal Financial Corp.	300	3
Washington Trust Bancorp Inc.	148	3
Pennymac Mortgage Investment Trust	174	3
Resource Capital Corp.	458	3
* International Assets Holding Corp.	132	3
Capital Southwest Corp.	30	3
Bancfirst Corp.	74	3
Danvers Bancorp Inc.	196	3
Apollo Commercial Real Estate Finance Inc.	182	3
1st Source Corp.	160	3
Chesapeake Lodging Trust	156	3
SY Bancorp Inc.	124	3
TICC Capital Corp.	280	3
Colony Financial Inc.	152	3
Berkshire Hills Bancorp Inc.	146	3
Triangle Capital Corp.	155	3
Camden National Corp.	80	3
Arrow Financial Corp.	102	3
Kite Realty Group Trust	566	3
Winthrop Realty Trust	237	3
* Beneficial Mutual Bancorp Inc.	362	3
Saul Centers Inc.	66	3
* Global Indemnity plc	144	3
* Phoenix Cos. Inc.	1,206	3
Advance America Cash Advance Centers Inc.	571	3
* Encore Capital Group Inc.	146	3
* TradeStation Group Inc.	426	3
WSFS Financial Corp.	62	3
Hudson Valley Holding Corp.	136	3
Two Harbors Investment Corp.	272	3
* Citizens Inc.	380	3
Main Street Capital Corp.	156	3
Sterling Bancorp	280	3
Abington Bancorp Inc.	218	3
United Financial Bancorp Inc.	174	3
* West Coast Bancorp/OR	975	3
Suffolk Bancorp	100	3
Cogdell Spencer Inc.	448	3
Union First Market Bankshares Corp.	186	3
Westfield Financial Inc.	308	3
Agree Realty Corp.	90	3
Dynex Capital Inc.	238	2
Gladstone Capital Corp.	220	2
First Mercury Financial Corp.	150	2

Oppenheimer Holdings Inc. Class A	104	2
* NewStar Financial Inc.	289	2
* Virtus Investment Partners Inc.	54	2
Northfield Bancorp Inc.	188	2
* Citizens Republic Bancorp Inc.	4,106	2
Calamos Asset Management Inc. Class A	199	2
* Ameris Bancorp	246	2
First Busey Corp.	545	2
Great Southern Bancorp Inc.	106	2
State Auto Financial Corp.	150	2
Territorial Bancorp Inc.	128	2
Hudson Pacific Properties Inc.	153	2
* Center Financial Corp.	370	2
First Community Bancshares Inc.	164	2
* Financial Engines Inc.	134	2
First Bancorp	156	2
Monmouth Real Estate Investment Corp. Class A	278	2
Lakeland Bancorp Inc.	214	2
Epoch Holding Corp.	138	2
First Merchants Corp.	266	2
Heartland Financial USA Inc.	136	2
* Eagle Bancorp Inc.	172	2
Bank Mutual Corp.	474	2
Westwood Holdings Group Inc.	60	2
* American Safety Insurance Holdings Ltd.	108	2
Southwest Bancorp Inc.	202	2
* Kennedy-Wilson Holdings Inc.	216	2
Trico Bancshares	146	2
Republic Bancorp Inc. Class A	102	2
Financial Institutions Inc.	114	2
American Physicians Service Group Inc.	64	2
Washington Banking Co.	160	2
NGP Capital Resources Co.	226	2
* Gleacher & Co. Inc.	811	2
SeaBright Holdings Inc.	230	2
German American Bancorp Inc.	116	2
Home Federal Bancorp Inc.	174	2
* Bancorp Inc./DE	233	2
Presidential Life Corp.	216	2
Baldwin & Lyons Inc.	86	2
* FBR Capital Markets Corp.	548	2
ESSA Bancorp Inc.	148	2
Kayne Anderson Energy Development Co.	106	2
MainSource Financial Group Inc.	210	2
Stewart Information Services Corp.	180	2
National Bankshares Inc.	72	2
Centerstate Banks Inc.	268	2
First Financial Holdings Inc.	172	2
Citizens & Northern Corp.	126	2
BankFinancial Corp.	200	2
First of Long Island Corp.	72	2
OceanFirst Financial Corp.	152	2
Orrstown Financial Services Inc.	70	2
* Avatar Holdings Inc.	92	2
Bank of Marin Bancorp	54	2
Excel Trust Inc.	156	2
Diamond Hill Investment Group Inc.	26	2
CreXus Investment Corp.	142	2

CNB Financial Corp./PA	125	2
Gladstone Investment Corp.	230	2
First Interstate Bancsystem Inc.	130	2
Donegal Group Inc. Class A	116	2
Arlington Asset Investment Corp. Class A	70	2
* HFF Inc. Class A	186	2
* Netspend Holdings Inc.	126	2
Bryn Mawr Bank Corp.	100	2
Gladstone Commercial Corp.	90	2
Pacific Continental Corp.	192	2
CoBiz Financial Inc.	335	2
* Terreno Realty Corp.	92	2
Life Partners Holdings Inc.	76	2
Ames National Corp.	83	2
Bridge Bancorp Inc.	66	2
State Bancorp Inc./NY	174	2
* Thomas Properties Group Inc.	367	2
Capital City Bank Group Inc.	124	2
Consolidated-Tomoka Land Co.	56	2
ViewPoint Financial Group	148	2
SWS Group Inc.	298	2
* Cowen Group Inc. Class A	378	2
* RAIT Financial Trust	951	2
* OmniAmerican Bancorp Inc.	124	2
Enterprise Financial Services Corp.	153	2
* United Community Banks Inc.	981	1
Penns Woods Bancorp Inc.	40	1
Chatham Lodging Trust	90	1
Sanders Morris Harris Group Inc.	215	1
Wilshire Bancorp Inc.	204	1
American National Bankshares Inc.	64	1
Peoples Bancorp Inc./OH	110	1
Alliance Financial Corp./NY	48	1
* Harris & Harris Group Inc.	322	1
Solar Capital Ltd.	60	1
National Interstate Corp.	68	1
* Heritage Financial Corp./WA	102	1
* Metro Bancorp Inc.	139	1
Federal Agricultural Mortgage Corp.	100	1
Kansas City Life Insurance Co.	44	1
Merchants Bancshares Inc.	50	1
Kearny Financial Corp.	158	1
One Liberty Properties Inc.	88	1
Tower Bancorp Inc.	58	1
* 1st United Bancorp Inc./Boca Raton	228	1
Medallion Financial Corp.	153	1
ESB Financial Corp.	92	1
First Bancorp Inc./ME	92	1
Golub Capital BDC Inc.	78	1
Student Loan Corp.	42	1
* Taylor Capital Group Inc.	100	1
THL Credit Inc.	94	1
* Virginia Commerce Bancorp Inc.	217	1
Mission West Properties Inc.	186	1
West Bancorporation Inc.	162	1
* First Marblehead Corp.	577	1
* LaBranche & Co. Inc.	388	1
* Ladenburg Thalmann Financial Services Inc.	949	1

* MPG Office Trust Inc.	499	1
Bancorp Rhode Island Inc.	38	1
Sierra Bancorp	109	1
EMC Insurance Group Inc.	50	1
Peapack Gladstone Financial Corp.	92	1
JMP Group Inc.	156	1
* Home Bancorp Inc.	80	1
* Hallmark Financial Services	121	1
Midsouth Bancorp Inc.	78	1
MidWestOne Financial Group Inc.	72	1
* Penson Worldwide Inc.	213	1
* Meridian Interstate Bancorp Inc.	94	1
* BofI Holding Inc.	74	1
Clifton Savings Bancorp Inc.	104	1
* Hanmi Financial Corp.	1,065	1
UMH Properties Inc.	101	1
* Marlin Business Services Corp.	90	1
Rockville Financial Inc.	84	1
* Asset Acceptance Capital Corp.	156	1
Universal Insurance Holdings Inc.	180	1
Century Bancorp Inc. Class A	36	1
* Primus Guaranty Ltd.	170	1
* Crawford & Co. Class B	276	1
Roma Financial Corp.	84	1
* Encore Bancshares Inc.	84	1
* First BanCorp	3,309	1
Asta Funding Inc.	110	1
CompuCredit Holdings Corp.	120	1
First South Bancorp Inc.	86	1
* Flagstar Bancorp Inc.	487	1
* Fox Chase Bancorp Inc.	56	1
Pzena Investment Management Inc. Class A	80	1
NASB Financial Inc.	36	—
* Rodman & Renshaw Capital Group Inc.	166	—
Porter Bancorp Inc.	35	—
* Gerova Financial Group Ltd.	14	—
* Green Bankshares Inc.	124	—
California First National Bancorp	20	—
* Doral Financial Corp.	196	—
Kaiser Federal Financial Group Inc.	28	—
* Waterstone Financial Inc.	74	—
Heritage Financial Group Inc.	18	—
		2,333
Health Care (12.0%)
* Salix Pharmaceuticals Ltd.	606	27
* AMERIGROUP Corp.	547	24
STERIS Corp.	632	22
* Onyx Pharmaceuticals Inc.	668	20
Owens & Minor Inc.	658	19
* HMS Holdings Corp.	289	18
* Healthsouth Corp.	975	18
Masimo Corp.	555	17
Medicis Pharmaceutical Corp. Class A	646	17
* Catalyst Health Solutions Inc.	396	17
* Magellan Health Services Inc.	348	17
* Dionex Corp.	184	17
* Theravance Inc.	651	16

* Healthspring Inc.	603	16
* Haemonetics Corp.	262	15
* athenahealth Inc.	356	15
Chemed Corp.	238	15
* American Medical Systems Holdings Inc.	785	14
* Volcano Corp.	524	14
West Pharmaceutical Services Inc.	359	14
* Sirona Dental Systems Inc.	360	14
* Immucor Inc.	727	13
* Incyte Corp. Ltd.	915	13
* Pharmasset Inc.	306	13
* Cubist Pharmaceuticals Inc.	607	13
* Seattle Genetics Inc.	871	13
* Par Pharmaceutical Cos. Inc.	366	13
Quality Systems Inc.	202	13
* Viropharma Inc.	811	13
* WellCare Health Plans Inc.	442	12
* Nektar Therapeutics	979	12
* PSS World Medical Inc.	596	12
* Cepheid Inc.	620	12
* Centene Corp.	512	12
* Impax Laboratories Inc.	651	12
* Bruker Corp.	755	12
* Align Technology Inc.	618	11
* Parexel International Corp.	607	11
* Acorda Therapeutics Inc.	404	11
* Alkermes Inc.	987	10
* Integra LifeSciences Holdings Corp.	220	10
* NuVasive Inc.	408	10
Meridian Bioscience Inc.	424	9
* Isis Pharmaceuticals Inc.	981	9
* HeartWare International Inc.	98	9
* Neogen Corp.	236	9
* Amedisys Inc.	298	8
* Arthrocare Corp.	279	8
PDL BioPharma Inc.	1,448	8
* Savient Pharmaceuticals Inc.	704	8
* MedAssets Inc.	447	8
* Auxilium Pharmaceuticals Inc.	433	8
Invacare Corp.	303	8
* Questcor Pharmaceuticals Inc.	574	8
* MWI Veterinary Supply Inc.	128	8
* Cyberonics Inc.	290	8
* Martek Biosciences Corp.	348	8
* Zoll Medical Corp.	224	7
* Medicines Co.	553	7
* Gentiva Health Services Inc.	309	7
* DexCom Inc.	597	7
* Kindred Healthcare Inc.	412	7
* Luminex Corp.	389	7
* Exelixis Inc.	1,131	7
* CONMED Corp.	304	7
Landauer Inc.	98	6
* Momenta Pharmaceuticals Inc.	417	6
Analogic Corp.	134	6
* Abaxis Inc.	230	6
* Micromet Inc.	841	6
* InterMune Inc.	474	6

* Amsurg Corp. Class A	322	6
* Immunogen Inc.	705	6
* Geron Corp.	1,022	6
* Enzon Pharmaceuticals Inc.	515	6
* Air Methods Corp.	116	6
* Insulet Corp.	417	6
* NxStage Medical Inc.	257	6
* IPC The Hospitalist Co. Inc.	170	6
* Vivus Inc.	841	5
* Sequenom Inc.	781	5
* Wright Medical Group Inc.	403	5
* Greatbatch Inc.	242	5
* Targacept Inc.	248	5
* Bio-Reference Labs Inc.	250	5
* Hanger Orthopedic Group Inc.	272	5
* RehabCare Group Inc.	257	5
* Halozyme Therapeutics Inc.	747	5
* Orthofix International NV	184	5
Universal American Corp.	334	5
* Celera Corp.	853	5
* Accelrys Inc.	573	5
Computer Programs & Systems Inc.	102	5
* Ariad Pharmaceuticals Inc.	1,153	5
* SonoSite Inc.	152	5
* Delcath Systems Inc.	453	5
* Omnicell Inc.	339	5
* Merit Medical Systems Inc.	294	4
* ICU Medical Inc.	122	4
* MannKind Corp.	693	4
* Rigel Pharmaceuticals Inc.	542	4
* Inspire Pharmaceuticals Inc.	619	4
* NPS Pharmaceuticals Inc.	694	4
* Emergent Biosolutions Inc.	233	4
* Conceptus Inc.	324	4
* LHC Group Inc.	161	4
* Molina Healthcare Inc.	162	4
* SIGA Technologies Inc.	326	4
* Triple-S Management Corp. Class B	212	4
National Healthcare Corp.	94	4
* Medivation Inc.	353	4
* Medidata Solutions Inc.	196	4
* Natus Medical Inc.	295	4
* Emeritus Corp.	208	4
* ABIOMED Inc.	326	4
* Neurocrine Biosciences Inc.	509	4
* Angiodynamics Inc.	258	4
* Syneron Medical Ltd.	369	4
* Alnylam Pharmaceuticals Inc.	380	3
* PharMerica Corp.	320	3
* Healthways Inc.	356	3
* AMAG Pharmaceuticals Inc.	217	3
* Allos Therapeutics Inc.	820	3
* Optimer Pharmaceuticals Inc.	348	3
* Corvel Corp.	72	3
* Select Medical Holdings Corp.	524	3
Ensign Group Inc.	150	3
* AVANIR Pharmaceuticals Inc.	752	3
* Accuray Inc.	531	3

* Genoptix Inc.	182	3
* Assisted Living Concepts Inc. Class A	102	3
* Ardea Biosciences Inc.	138	3
* Affymetrix Inc.	737	3
* Akorn Inc.	576	3
* MAKO Surgical Corp.	266	3
* Almost Family Inc.	86	3
* Symmetry Medical Inc.	373	3
* Quidel Corp.	226	3
* Depomed Inc.	546	3
* Pain Therapeutics Inc.	370	3
* Keryx Biopharmaceuticals Inc.	532	3
* Endologix Inc.	508	3
* Clarient Inc.	573	3
* eResearchTechnology Inc.	507	3
* Metabolix Inc.	277	3
* BMP Sunstone Corp.	287	3
* Lexicon Pharmaceuticals Inc.	2,058	3
* Opko Health Inc.	923	3
* Caliper Life Sciences Inc.	468	3
* Unilife Corp.	503	3
* MAP Pharmaceuticals Inc.	189	3
Cantel Medical Corp.	134	3
* Medcath Corp.	214	3
* Genomic Health Inc.	146	3
* Durect Corp.	903	3
* AMN Healthcare Services Inc.	469	3
Atrion Corp.	16	3
* Jazz Pharmaceuticals Inc.	156	3
* Chelsea Therapeutics International Ltd.	471	3
* Sun Healthcare Group Inc.	259	3
* OraSure Technologies Inc.	482	3
* Cytori Therapeutics Inc.	560	3
* Cross Country Healthcare Inc.	324	3
* Hi-Tech Pharmacal Co. Inc.	104	2
* Pharmacyclics Inc.	449	2
* Nabi Biopharmaceuticals	465	2
* Kensey Nash Corp.	89	2
* Palomar Medical Technologies Inc.	193	2
* Arqule Inc.	431	2
* Vanda Pharmaceuticals Inc.	289	2
* Dyax Corp.	1,017	2
* Spectrum Pharmaceuticals Inc.	516	2
* Providence Service Corp.	134	2
* Rural/Metro Corp.	197	2
* Clinical Data Inc.	122	2
* XenoPort Inc.	286	2
* Team Health Holdings Inc.	160	2
* Exact Sciences Corp.	370	2
* Sangamo Biosciences Inc.	470	2
* Ironwood Pharmaceuticals Inc.	202	2
* Immunomedics Inc.	683	2
* Chindex International Inc.	141	2
* Sunrise Senior Living Inc.	581	2
* AVI BioPharma Inc.	1,149	2
* Five Star Quality Care Inc.	327	2
* Novavax Inc.	941	2
* BioMimetic Therapeutics Inc.	188	2

* Maxygen Inc.	324	2
* Eurand NV	190	2
* ZIOPHARM Oncology Inc.	507	2
* Merge Healthcare Inc.	537	2
* US Physical Therapy Inc.	106	2
* American Dental Partners Inc.	164	2
* Vital Images Inc.	150	2
* Staar Surgical Co.	364	2
* Obagi Medical Products Inc.	178	2
* Synovis Life Technologies Inc.	118	2
* Cadence Pharmaceuticals Inc.	259	2
* Vascular Solutions Inc.	174	2
* Metropolitan Health Networks Inc.	416	2
* Capital Senior Living Corp.	282	2
* Vical Inc.	911	2
* Array Biopharma Inc.	554	2
* Biotime Inc.	222	2
* TomoTherapy Inc.	504	2
* Pozen Inc.	275	2
Young Innovations Inc.	58	2
* Ligand Pharmaceuticals Inc. Class B	204	2
* Arena Pharmaceuticals Inc.	1,169	2
* SurModics Inc.	182	2
* Spectranetics Corp.	343	2
* CryoLife Inc.	297	2
* Accretive Health Inc.	122	2
* Orexigen Therapeutics Inc.	315	2
* BioScrip Inc.	408	2
* IRIS International Inc.	170	2
* Cypress Bioscience Inc.	400	2
* Omeros Corp.	196	2
* SuperGen Inc.	585	2
* RTI Biologics Inc.	569	2
* Transcend Services Inc.	96	2
* Exactech Inc.	86	2
* Enzo Biochem Inc.	348	2
* Santarus Inc.	545	2
* Inhibitex Inc.	511	2
* Dynavax Technologies Corp.	745	2
* BioCryst Pharmaceuticals Inc.	299	1
* Sciclone Pharmaceuticals Inc.	387	1
* Affymax Inc.	214	1
* Continucare Corp.	301	1
* AVEO Pharmaceuticals Inc.	96	1
* Idenix Pharmaceuticals Inc.	372	1
* Kendle International Inc.	156	1
* Progenics Pharmaceuticals Inc.	293	1
America Service Group Inc.	94	1
* Orthovita Inc.	693	1
* Celldex Therapeutics Inc.	332	1
* Allied Healthcare International Inc.	470	1
* Curis Inc.	787	1
* StemCells Inc.	1,246	1
* Cambrex Corp.	306	1
* Skilled Healthcare Group Inc.	205	1
* Solta Medical Inc.	617	1
* Albany Molecular Research Inc.	246	1
* Rochester Medical Corp.	111	1

* Medical Action Industries Inc.	150	1
* Alphatec Holdings Inc.	530	1
* CytRx Corp.	1,137	1
* Osiris Therapeutics Inc.	176	1
* Furiex Pharmaceuticals Inc.	92	1
* Corcept Therapeutics Inc.	283	1
* Biosante Pharmaceuticals Inc.	734	1
* Cytokinetics Inc.	484	1
* Alliance HealthCare Services Inc.	285	1
MedQuist Inc.	118	1
* Antares Pharma Inc.	733	1
* Stereotaxis Inc.	298	1
* CardioNet Inc.	252	1
* LCA-Vision Inc.	194	1
* Synta Pharmaceuticals Corp.	232	1
* Inovio Pharmaceuticals Inc.	835	1
* Cutera Inc.	140	1
* Cerus Corp.	406	1
* Cynosure Inc. Class A	102	1
* Neuralstem Inc.	480	1
* Infinity Pharmaceuticals Inc.	152	1
* Biospecifics Technologies Corp.	42	1
* Nanosphere Inc.	178	1
* MELA Sciences Inc.	261	1
* Peregrine Pharmaceuticals Inc.	573	1
* Cumberland Pharmaceuticals Inc.	128	1
* PDI Inc.	92	1
* Prospect Medical Holdings Inc.	100	1
* Zalicus Inc.	686	1
* Somaxon Pharmaceuticals Inc.	296	1
* Pure Bioscience	364	1
* Nymox Pharmaceutical Corp.	191	1
* Alimera Sciences Inc.	68	1
* Hansen Medical Inc.	441	1
* Aoxing Pharmaceutical Co. Inc.	252	1
* NeurogesX Inc.	113	1
* Codexis Inc.	64	1
* Lannett Co. Inc.	108	1
* St. Jude Medical Inc.	15	1
National Research Corp.	18	1
* Cornerstone Therapeutics Inc.	82	1
* Caraco Pharmaceutical Laboratories Ltd.	90	—
* Alexza Pharmaceuticals Inc.	456	—
* Sucampo Pharmaceuticals Inc. Class A	116	—
* DynaVox Inc. Class A	98	—
* Neostem Inc.	281	—
* Transcept Pharmaceuticals Inc.	56	—
* Anthera Pharmaceuticals Inc.	60	—
* ExamWorks Group Inc.	19	—
* Biodel Inc.	164	—
* Acura Pharmaceuticals Inc.	96	—
* AspenBio Pharma Inc.	372	—
* NuPathe Inc.	37	—
		1,376
Industrials (15.7%)
Baldor Electric Co.	500	32
Nordson Corp.	363	29

* GrafTech International Ltd.	1,280	25
Acuity Brands Inc.	463	25
Woodward Governor Co.	637	21
CLARCOR Inc.	526	21
* Alaska Air Group Inc.	380	21
* US Airways Group Inc.	1,723	19
* Genesee & Wyoming Inc. Class A	404	19
* Esterline Technologies Corp.	317	19
* EMCOR Group Inc.	691	19
* Clean Harbors Inc.	246	18
* ArvinMeritor Inc.	1,007	18
* Hexcel Corp.	1,039	18
* Moog Inc. Class A	482	18
* JetBlue Airways Corp.	2,612	18
Watsco Inc.	290	17
Actuant Corp. Class A	707	17
Belden Inc.	488	16
HEICO Corp.	306	16
* United Stationers Inc.	252	16
* Geo Group Inc.	656	16
Brady Corp. Class A	509	16
* American Superconductor Corp.	468	16
AO Smith Corp.	388	15
* Teledyne Technologies Inc.	378	15
* EnerSys	503	15
* Tetra Tech Inc.	644	15
Curtiss-Wright Corp.	478	15
* Atlas Air Worldwide Holdings Inc.	270	15
Triumph Group Inc.	174	15
* Avis Budget Group Inc.	1,069	14
* Dollar Thrifty Automotive Group Inc.	307	14
* Middleby Corp.	173	14
Applied Industrial Technologies Inc.	441	13
Herman Miller Inc.	594	13
* HUB Group Inc. Class A	390	13
Kaydon Corp.	362	13
* Old Dominion Freight Line Inc.	436	13
HNI Corp.	472	13
ABM Industries Inc.	541	12
Corporate Executive Board Co.	357	12
* United Rentals Inc.	629	12
Brink's Co.	500	12
Rollins Inc.	448	12
Knight Transportation Inc.	620	12
Mueller Industries Inc.	391	12
* CoStar Group Inc.	216	11
Deluxe Corp.	535	11
Healthcare Services Group Inc.	682	11
* II-VI Inc.	262	11
Simpson Manufacturing Co. Inc.	409	11
* AirTran Holdings Inc.	1,409	10
Watts Water Technologies Inc. Class A	306	10
* AAR Corp.	405	10
* Orbital Sciences Corp.	599	10
Barnes Group Inc.	509	10
ESCO Technologies Inc.	276	10
Werner Enterprises Inc.	447	10
* Acacia Research - Acacia Technologies	352	10

Franklin Electric Co. Inc.	242	9
Skywest Inc.	581	9
* Chart Industries Inc.	297	9
Granite Construction Inc.	364	9
* GeoEye Inc.	230	9
Briggs & Stratton Corp.	522	9
* Insituform Technologies Inc. Class A	407	9
* Amerco Inc.	90	9
Robbins & Myers Inc.	280	9
* DigitalGlobe Inc.	288	8
* RBC Bearings Inc.	226	8
* Korn/Ferry International	480	8
Forward Air Corp.	302	8
* Beacon Roofing Supply Inc.	473	8
Heartland Express Inc.	526	8
Resources Connection Inc.	481	8
Unifirst Corp.	155	8
Mine Safety Appliances Co.	275	8
* MasTec Inc.	551	8
* SYKES Enterprises Inc.	429	8
Allegiant Travel Co. Class A	158	8
* EnPro Industries Inc.	214	8
* Ladish Co. Inc.	164	8
* Advisory Board Co.	162	8
* Blount International Inc.	497	8
Lindsay Corp.	130	8
Steelcase Inc. Class A	797	8
Kaman Corp.	270	8
Interface Inc. Class A	525	8
* TrueBlue Inc.	460	8
American Science & Engineering Inc.	94	8
Raven Industries Inc.	170	8
Knoll Inc.	490	8
Cubic Corp.	164	7
* Wabash National Corp.	708	7
Seaboard Corp.	4	7
* Polypore International Inc.	225	7
* Interline Brands Inc.	344	7
CIRCOR International Inc.	178	7
* Ceradyne Inc.	266	7
McGrath Rentcorp	250	7
* Mobile Mini Inc.	380	7
Ameron International Corp.	96	7
* Layne Christensen Co.	204	7
Tennant Co.	195	7
Badger Meter Inc.	156	7
Universal Forest Products Inc.	202	7
Arkansas Best Corp.	264	6
Quanex Building Products Corp.	393	6
Administaff Inc.	225	6
* Astec Industries Inc.	205	6
Albany International Corp.	283	6
Titan International Inc.	368	6
* Rush Enterprises Inc. Class A	332	6
* A123 Systems Inc.	755	6
Mueller Water Products Inc. Class A	1,608	6
* Griffon Corp.	465	6
NACCO Industries Inc. Class A	60	6

John Bean Technologies Corp.	294	5
G&K Services Inc. Class A	194	5
* 3D Systems Corp.	190	5
* Dycom Industries Inc.	401	5
Tutor Perini Corp.	278	5
* Huron Consulting Group Inc.	230	5
Viad Corp.	214	5
* EnerNOC Inc.	206	5
Aircastle Ltd.	527	5
* Exponent Inc.	144	5
* Kelly Services Inc. Class A	276	5
TAL International Group Inc.	174	5
AZZ Inc.	130	5
* Kforce Inc.	320	5
Tredegar Corp.	256	5
* Altra Holdings Inc.	280	5
Great Lakes Dredge & Dock Corp.	609	5
* Consolidated Graphics Inc.	98	5
* SFN Group Inc.	541	5
Ennis Inc.	270	5
EnergySolutions Inc.	921	5
Applied Signal Technology Inc.	138	5
Comfort Systems USA Inc.	396	4
* Navigant Consulting Inc.	528	4
Encore Wire Corp.	191	4
* Genco Shipping & Trading Ltd.	296	4
* Dolan Co.	316	4
* Hawaiian Holdings Inc.	540	4
* ICF International Inc.	178	4
* Satcon Technology Corp.	1,204	4
* Aerovironment Inc.	172	4
* Colfax Corp.	249	4
* Air Transport Services Group Inc.	563	4
Federal Signal Corp.	647	4
Sun Hydraulics Corp.	130	4
* Team Inc.	198	4
* ACCO Brands Corp.	571	4
* RSC Holdings Inc.	513	4
Standex International Corp.	130	4
Heidrick & Struggles International Inc.	182	4
* Orion Marine Group Inc.	280	4
* Force Protection Inc.	731	4
Gorman-Rupp Co.	125	4
* Greenbrier Cos. Inc.	198	4
* LB Foster Co. Class A	106	4
* Sauer-Danfoss Inc.	120	4
* Commercial Vehicle Group Inc.	256	4
Marten Transport Ltd.	160	3
Cascade Corp.	94	3
Vicor Corp.	204	3
* Columbus McKinnon Corp.	200	3
* MYR Group Inc.	208	3
Apogee Enterprises Inc.	291	3
AAON Inc.	127	3
* Eagle Bulk Shipping Inc.	648	3
* Powell Industries Inc.	92	3
* Gibraltar Industries Inc.	316	3
* Trimas Corp.	156	3

* American Commercial Lines Inc.	94	3
* Celadon Group Inc.	229	3
FreightCar America Inc.	124	3
* Generac Holdings Inc.	202	3
* GenCorp Inc.	610	3
* Trex Co. Inc.	162	3
US Ecology Inc.	189	3
* RailAmerica Inc.	239	3
* Cenveo Inc.	574	3
* Standard Parking Corp.	162	3
* H&E Equipment Services Inc.	288	3
* Titan Machinery Inc.	136	3
Textainer Group Holdings Ltd.	100	3
* Republic Airways Holdings Inc.	358	3
* CBIZ Inc.	460	3
* Ener1 Inc.	636	3
* American Reprographics Co.	384	3
* Michael Baker Corp.	82	3
* Taser International Inc.	651	3
* On Assignment Inc.	380	3
* Hawk Corp. Class A	52	3
* M&F Worldwide Corp.	110	3
* CRA International Inc.	116	3
* Tecumseh Products Co. Class A	192	3
* Furmanite Corp.	381	3
* Saia Inc.	166	2
* Kadant Inc.	130	2
* School Specialty Inc.	196	2
* Dynamex Inc.	102	2
Ducommun Inc.	110	2
* Kratos Defense & Security Solutions Inc.	224	2
* NCI Building Systems Inc.	226	2
* Advanced Battery Technologies Inc.	616	2
* Herley Industries Inc.	142	2
Multi-Color Corp.	118	2
* PMFG Inc.	154	2
* Excel Maritime Carriers Ltd. Class A	413	2
Ampco-Pittsburgh Corp.	87	2
* Sterling Construction Co. Inc.	168	2
CDI Corp.	130	2
Dynamic Materials Corp.	136	2
* Higher One Holdings Inc.	108	2
Twin Disc Inc.	88	2
* Northwest Pipe Co.	96	2
* CAI International Inc.	104	2
Schawk Inc. Class A	116	2
* Pacer International Inc.	364	2
* Astronics Corp.	98	2
Baltic Trading Ltd.	170	2
Aceto Corp.	263	2
* APAC Customer Services Inc.	332	2
* Capstone Turbine Corp.	2,503	2
American Woodmark Corp.	94	2
Houston Wire & Cable Co.	183	2
Primoris Services Corp.	220	2
Insteel Industries Inc.	184	2
Kimball International Inc. Class B	325	2
* DXP Enterprises Inc.	86	2

* LaBarge Inc.	130	2
* Broadwind Energy Inc.	963	2
* Mistras Group Inc.	150	2
LSI Industries Inc.	198	2
Alamo Group Inc.	68	2
* Metalico Inc.	391	2
Met-Pro Corp.	152	2
Graham Corp.	102	2
Douglas Dynamics Inc.	112	2
* PowerSecure International Inc.	190	2
* Flow International Corp.	487	2
* Park-Ohio Holdings Corp.	82	2
* Ultrapetrol Bahamas Ltd.	229	2
* Pinnacle Airlines Corp.	194	2
International Shipholding Corp.	58	2
* Innerworkings Inc.	248	2
Courier Corp.	106	1
* LMI Aerospace Inc.	92	1
Miller Industries Inc.	106	1
* American Railcar Industries Inc.	98	1
* Energy Recovery Inc.	428	1
* GP Strategies Corp.	154	1
* Hill International Inc.	270	1
* Roadrunner Transportation Systems Inc.	110	1
* Hudson Highland Group Inc.	335	1
* Fuel Tech Inc.	186	1
* Thermadyne Holdings Corp.	90	1
VSE Corp.	44	1
* Lydall Inc.	178	1
* Patriot Transportation Holding Inc.	17	1
* Pike Electric Corp.	169	1
Barrett Business Services Inc.	80	1
* Casella Waste Systems Inc. Class A	260	1
* Ameresco Inc. Class A	91	1
Horizon Lines Inc. Class A	318	1
* FuelCell Energy Inc.	993	1
* Franklin Covey Co.	136	1
* USA Truck Inc.	82	1
* Volt Information Sciences Inc.	156	1
Preformed Line Products Co.	22	1
* Xerium Technologies Inc.	78	1
* Universal Truckload Services Inc.	59	1
Lawson Products Inc.	42	1
* UQM Technologies Inc.	376	1
* Builders FirstSource Inc.	471	1
* Global Defense Technology & Systems Inc.	50	1
* Argan Inc.	80	1
* Quality Distribution Inc.	98	1
* Applied Energetics Inc.	807	1
Standard Register Co.	186	1
* United Capital Corp.	18	1
* PAM Transportation Services Inc.	48	1
Omega Flex Inc.	28	—
* Coleman Cable Inc.	82	—
* Hoku Corp.	178	—
* PGT Inc.	200	—
* BlueLinx Holdings Inc.	114	—
* LECG Corp.	268	—

Compx International Inc.	12	—
		1,803
Information Technology (18.9%)
* Riverbed Technology Inc.	1,332	45
* TIBCO Software Inc.	1,758	35
* VeriFone Systems Inc.	900	31
* Rackspace Hosting Inc.	1,028	30
* Parametric Technology Corp.	1,231	26
Jack Henry & Associates Inc.	907	25
* Acme Packet Inc.	467	23
* Concur Technologies Inc.	429	22
* Netlogic Microsystems Inc.	668	21
ADTRAN Inc.	662	21
* SuccessFactors Inc.	672	20
* RF Micro Devices Inc.	2,865	20
* Ariba Inc.	960	19
* TriQuint Semiconductor Inc.	1,617	19
* Microsemi Corp.	865	19
* Veeco Instruments Inc.	433	19
Plantronics Inc.	515	18
* Wright Express Corp.	415	18
* Cavium Networks Inc.	476	17
* Aruba Networks Inc.	823	17
* Progress Software Corp.	440	17
Anixter International Inc.	299	17
* Hittite Microwave Corp.	291	17
* GSI Commerce Inc.	693	17
* Quest Software Inc.	643	16
* CACI International Inc. Class A	316	16
* Omnivision Technologies Inc.	558	16
* Digital River Inc.	425	16
* InterDigital Inc.	472	16
* Semtech Corp.	647	15
* Finisar Corp.	785	15
* Blackboard Inc.	356	15
* Fortinet Inc.	451	14
* Viasat Inc.	346	14
* Arris Group Inc.	1,321	13
* ValueClick Inc.	847	13
* CommVault Systems Inc.	450	13
* ADC Telecommunications Inc.	1,009	13
Sapient Corp.	1,073	13
* Taleo Corp. Class A	413	13
* j2 Global Communications Inc.	469	13
* Mentor Graphics Corp.	1,111	12
* Lawson Software Inc.	1,445	12
* OpenTable Inc.	171	12
* Netgear Inc.	381	12
* Acxiom Corp.	711	12
* Cymer Inc.	314	12
Blackbaud Inc.	467	12
Cognex Corp.	414	12
* Blue Coat Systems Inc.	434	12
* JDA Software Group Inc.	433	11
* Ultimate Software Group Inc.	260	11
* Plexus Corp.	419	11
* Cirrus Logic Inc.	737	11

MAXIMUS Inc.	182	11
* TTM Technologies Inc.	833	11
* Coherent Inc.	264	11
* Integrated Device Technology Inc.	1,690	11
Power Integrations Inc.	268	11
* MKS Instruments Inc.	521	11
* Benchmark Electronics Inc.	657	11
Littelfuse Inc.	228	11
* Tessera Technologies Inc.	524	10
Fair Isaac Corp.	433	10
Earthlink Inc.	1,123	10
* Synaptics Inc.	353	10
* Unisys Corp.	444	10
* TiVo Inc.	1,203	10
* SAVVIS Inc.	389	10
* Art Technology Group Inc.	1,634	10
* Cabot Microelectronics Corp.	246	10
* Emulex Corp.	845	10
* L-1 Identity Solutions Inc.	799	9
* FEI Co.	396	9
* Isilon Systems Inc.	278	9
* Websense Inc.	449	9
* Mantech International Corp. Class A	232	9
* ACI Worldwide Inc.	353	9
* Entegris Inc.	1,366	9
Comtech Telecommunications Corp.	298	9
* SRA International Inc. Class A	448	9
* Tekelec	711	9
* Diodes Inc.	354	9
* Sanmina-SCI Corp.	827	9
* DTS Inc.	182	9
* Advent Software Inc.	164	8
* Rofin-Sinar Technologies Inc.	293	8
* Euronet Worldwide Inc.	509	8
* Loral Space & Communications Inc.	112	8
* Scansource Inc.	280	8
* MicroStrategy Inc. Class A	94	8
* Take-Two Interactive Software Inc.	733	8
* Quantum Corp.	2,231	8
* Aspen Technology Inc.	647	8
* DealerTrack Holdings Inc.	420	8
* Universal Display Corp.	314	8
* Sourcefire Inc.	286	8
* IPG Photonics Corp.	269	8
* Constant Contact Inc.	298	8
* Amkor Technology Inc.	1,093	8
* Infinera Corp.	915	7
* Checkpoint Systems Inc.	412	7
* Manhattan Associates Inc.	235	7
* Terremark Worldwide Inc.	607	7
* Stratasys Inc.	214	7
* STEC Inc.	423	7
* Netscout Systems Inc.	317	7
* Power-One Inc.	727	7
* Harmonic Inc.	1,009	7
* LogMeIn Inc.	155	7
* SYNNEX Corp.	234	7
* CSG Systems International Inc.	353	7

Syntel Inc.	138	7
* DG FastChannel Inc.	261	7
* Tyler Technologies Inc.	321	7
Micrel Inc.	529	7
MTS Systems Corp.	170	6
* SolarWinds Inc.	364	6
Black Box Corp.	181	6
* MIPS Technologies Inc. Class A	477	6
* Standard Microsystems Corp.	234	6
* Applied Micro Circuits Corp.	681	6
* Compellent Technologies Inc.	241	6
* Bottomline Technologies Inc.	328	6
Heartland Payment Systems Inc.	393	6
* Entropic Communications Inc.	692	6
* Electronics for Imaging Inc.	472	6
* Radiant Systems Inc.	342	6
* Silicon Image Inc.	797	6
* Insight Enterprises Inc.	482	6
Sycamore Networks Inc.	202	6
* Brightpoint Inc.	733	6
* TeleTech Holdings Inc.	313	6
* ATMI Inc.	328	6
Park Electrochemical Corp.	214	6
* OSI Systems Inc.	167	6
* Sonus Networks Inc.	2,168	6
* Volterra Semiconductor Corp.	258	6
* Ebix Inc.	280	6
United Online Inc.	907	6
* Intermec Inc.	510	6
* RightNow Technologies Inc.	226	6
* Ancestry.com Inc.	197	6
* Newport Corp.	381	6
* Synchronoss Technologies Inc.	212	5
* Monolithic Power Systems Inc.	337	5
* Rogers Corp.	164	5
* Ixia	339	5
* Lattice Semiconductor Corp.	1,207	5
* Forrester Research Inc.	152	5
* TNS Inc.	272	5
Pegasystems Inc.	168	5
* comScore Inc.	236	5
VirnetX Holding Corp.	368	5
* Ceva Inc.	217	5
* Oclaro Inc.	513	5
* Brooks Automation Inc.	678	5
iGate Corp.	245	5
NIC Inc.	581	5
* FormFactor Inc.	521	5
* Kulicke & Soffa Industries Inc.	729	5
* Xyratex Ltd.	314	5
* Epicor Software Corp.	510	5
* Smith Micro Software Inc.	318	5
Daktronics Inc.	351	5
* Internet Capital Group Inc.	380	5
* NetSuite Inc.	189	5
* Avid Technology Inc.	301	5
* Ultratech Inc.	250	5
* LivePerson Inc.	464	4

* Maxwell Technologies Inc.	276	4
* Advanced Energy Industries Inc.	380	4
* Sonic Solutions Inc.	441	4
* Mercury Computer Systems Inc.	245	4
* FARO Technologies Inc.	168	4
* Anadigics Inc.	679	4
EPIQ Systems Inc.	342	4
* GT Solar International Inc.	649	4
* Kenexa Corp.	236	4
* Electro Scientific Industries Inc.	288	4
* RealD Inc.	150	4
* Vocus Inc.	174	4
* Move Inc.	1,624	4
* RealPage Inc.	147	4
* LTX-Credence Corp.	509	4
* Internet Brands Inc. Class A	299	4
Methode Electronics Inc.	388	4
* Measurement Specialties Inc.	152	4
* Sigma Designs Inc.	324	4
* Interactive Intelligence Inc.	136	4
* Zoran Corp.	533	4
CTS Corp.	354	4
* Rubicon Technology Inc.	166	4
* Hughes Communications Inc.	91	4
* THQ Inc.	703	4
Cohu Inc.	246	4
* Photronics Inc.	555	4
* Hypercom Corp.	479	4
* Oplink Communications Inc.	199	3
* S1 Corp.	540	3
* Limelight Networks Inc.	478	3
Opnet Technologies Inc.	138	3
* ShoreTel Inc.	470	3
* Echelon Corp.	344	3
* QLIK Technologies Inc.	139	3
* ExlService Holdings Inc.	158	3
* Novatel Wireless Inc.	326	3
* support.com Inc.	485	3
Cass Information Systems Inc.	88	3
* ModusLink Global Solutions Inc.	462	3
* Intevac Inc.	232	3
* SMART Modular Technologies WWH Inc.	548	3
* Symmetricom Inc.	458	3
* RealNetworks Inc.	871	3
* EMS Technologies Inc.	160	3
* Imation Corp.	310	3
* Knot Inc.	314	3
* Powerwave Technologies Inc.	1,383	3
* Infospace Inc.	374	3
* KIT Digital Inc.	206	3
* Internap Network Services Corp.	539	3
* Anaren Inc.	154	3
* IXYS Corp.	250	3
* Kopin Corp.	693	3
* Extreme Networks	937	3
* Perficient Inc.	242	3
* Axcelis Technologies Inc.	1,085	3
* Spansion Inc. Class A	136	3

* AXT Inc.	323	3
* Actuate Corp.	471	3
* Cray Inc.	370	3
* Pericom Semiconductor Corp.	264	3
* Super Micro Computer Inc.	253	3
* UTStarcom Inc.	1,217	3
* Monotype Imaging Holdings Inc.	232	3
* Magma Design Automation Inc.	626	3
* Aviat Networks Inc.	621	3
* Energy Conversion Devices Inc.	571	3
* Multi-Fineline Electronix Inc.	110	3
* Supertex Inc.	102	3
Electro Rent Corp.	172	3
Keithley Instruments Inc.	118	3
* SS&C Technologies Holdings Inc.	130	3
* Exar Corp.	376	3
* Digi International Inc.	260	2
* Travelzoo Inc.	58	2
* Silicon Graphics International Corp.	320	2
Bel Fuse Inc. Class B	108	2
* Rudolph Technologies Inc.	325	2
* VASCO Data Security International Inc.	279	2
* NVE Corp.	47	2
* IntraLinks Holdings Inc.	115	2
* Seachange International Inc.	290	2
* Rosetta Stone Inc.	110	2
* Liquidity Services Inc.	148	2
* Radisys Corp.	249	2
* Zix Corp.	582	2
* Nanometrics Inc.	186	2
* Wave Systems Corp. Class A	833	2
* TeleCommunication Systems Inc. Class A	471	2
* Ciber Inc.	650	2
* Integrated Silicon Solution Inc.	270	2
* MoneyGram International Inc.	868	2
* Openwave Systems Inc.	873	2
* Zygo Corp.	182	2
* QuinStreet Inc.	104	2
* DemandTec Inc.	200	2
* Mindspeed Technologies Inc.	331	2
* LoopNet Inc.	190	2
* Lionbridge Technologies Inc.	621	2
* Spectrum Control Inc.	132	2
* KVH Industries Inc.	150	2
* Digimarc Corp.	70	2
* PROS Holdings Inc.	202	2
* Virtusa Corp.	141	2
* Gerber Scientific Inc.	262	2
* Globecomm Systems Inc.	224	2
* Dice Holdings Inc.	166	2
* DSP Group Inc.	242	2
* BroadSoft Inc.	78	2
* Ultra Clean Holdings	226	2
Pulse Electronics Corp.	430	2
* Saba Software Inc.	292	2
* Fabrinet	102	2
* Comverge Inc.	262	2
* Integral Systems Inc.	182	2

* Microtune Inc.	564	2
* Advanced Analogic Technologies Inc.	447	2
* Motricity Inc.	55	2
* Immersion Corp.	291	2
Renaissance Learning Inc.	138	2
Keynote Systems Inc.	132	2
Richardson Electronics Ltd.	149	2
* Evergreen Solar Inc.	2,004	2
* BigBand Networks Inc.	519	2
American Software Inc. Class A	230	2
* Computer Task Group Inc.	154	2
* CPI International Inc.	78	1
* NCI Inc. Class A	68	1
* Rimage Corp.	97	1
* GSI Technology Inc.	199	1
* Deltek Inc.	206	1
* X-Rite Inc.	348	1
Marchex Inc. Class B	202	1
DDi Corp.	138	1
Stamps.com Inc.	110	1
* Mattson Technology Inc.	522	1
* FSI International Inc.	399	1
* Trident Microsystems Inc.	739	1
* Microvision Inc.	923	1
* PLX Technology Inc.	386	1
* Network Equipment Technologies Inc.	314	1
* Echo Global Logistics Inc.	109	1
* Inphi Corp.	78	1
* PC-Tel Inc.	197	1
* Online Resources Corp.	280	1
* Global Cash Access Holdings Inc.	526	1
* CDC Corp. Class A	307	1
* Envestnet Inc.	81	1
* Conexant Systems Inc.	845	1
* MoSys Inc.	281	1
* Archipelago Learning Inc.	122	1
* Hackett Group Inc.	298	1
* SRS Labs Inc.	122	1
* Calix Inc.	78	1
* Occam Networks Inc.	129	1
* PDF Solutions Inc.	236	1
* TechTarget Inc.	158	1
* Agilysys Inc.	183	1
* ePlus Inc.	40	1
* PC Connection Inc.	100	1
* Guidance Software Inc.	138	1
* MaxLinear Inc.	78	1
* FalconStor Software Inc.	308	1
Tessco Technologies Inc.	52	1
* Meru Networks Inc.	56	1
* Viasystems Group Inc.	44	1
* Hutchinson Technology Inc.	244	1
* Mediamind Technologies Inc.	57	1
* Tier Technologies Inc. Class B	144	1
* Local.com Corp.	166	1
QAD Inc.	134	1
* Opnext Inc.	452	1
* Alpha & Omega Semiconductor Ltd.	51	1

* SPS Commerce Inc.	50	1
* Network Engines Inc.	376	1
* TeleNav Inc.	84	1
* Presstek Inc.	286	1
* Convio Inc.	62	—
* Ikanos Communications Inc.	314	—
* Stream Global Services Inc.	45	—
		2,170
Materials (5.6%)
* Solutia Inc.	1,287	28
* Hecla Mining Co.	2,721	26
* WR Grace & Co.	772	26
* Coeur d'Alene Mines Corp.	938	23
Rock-Tenn Co. Class A	416	22
* Allied Nevada Gold Corp.	798	21
* Rockwood Holdings Inc.	556	21
Silgan Holdings Inc.	573	20
* Thompson Creek Metals Co. Inc.	1,494	18
Sensient Technologies Corp.	530	18
Olin Corp.	821	15
NewMarket Corp.	108	14
* Ferro Corp.	897	13
* OM Group Inc.	322	12
Schweitzer-Mauduit International Inc.	192	12
* PolyOne Corp.	965	12
Minerals Technologies Inc.	196	12
* Golden Star Resources Ltd.	2,685	12
* Louisiana-Pacific Corp.	1,321	11
HB Fuller Co.	510	11
Globe Specialty Metals Inc.	639	10
Worthington Industries Inc.	605	10
* Clearwater Paper Corp.	120	10
* Century Aluminum Co.	663	9
Balchem Corp.	294	9
* RTI International Metals Inc.	314	9
* Stillwater Mining Co.	464	9
Arch Chemicals Inc.	236	8
* Calgon Carbon Corp.	586	8
Buckeye Technologies Inc.	407	8
Texas Industries Inc.	215	8
* Molycorp Inc.	266	8
Westlake Chemical Corp.	203	8
Innophos Holdings Inc.	224	8
* Brush Engineered Materials Inc.	212	7
Kaiser Aluminum Corp.	158	7
* Georgia Gulf Corp.	352	7
AMCOL International Corp.	248	7
A Schulman Inc.	328	7
Koppers Holdings Inc.	214	6
* US Gold Corp.	929	6
PH Glatfelter Co.	478	6
* KapStone Paper and Packaging Corp.	398	6
Deltic Timber Corp.	112	6
* Jaguar Mining Inc.	875	6
Stepan Co.	82	6
Boise Inc.	729	5
* STR Holdings Inc.	296	5

* Horsehead Holding Corp.	452	5
Haynes International Inc.	126	5
Quaker Chemical Corp.	116	4
* Graphic Packaging Holding Co.	1,169	4
* LSB Industries Inc.	178	4
Zep Inc.	226	4
* Omnova Solutions Inc.	466	4
Wausau Paper Corp.	509	4
Hawkins Inc.	90	4
* General Moly Inc.	669	4
Myers Industries Inc.	368	4
* Kraton Performance Polymers Inc.	118	3
* Spartech Corp.	322	3
* Capital Gold Corp.	637	3
Neenah Paper Inc.	154	3
* Zoltek Cos. Inc.	290	3
* AM Castle & Co.	174	3
* Headwaters Inc.	629	2
* TPC Group Inc.	82	2
* Senomyx Inc.	401	2
* Graham Packaging Co. Inc.	178	2
* Universal Stainless & Alloy	70	2
Olympic Steel Inc.	96	2
* Landec Corp.	276	2
* Metals USA Holdings Corp.	120	2
American Vanguard Corp.	212	1
* Noranda Aluminum Holding Corp.	120	1
* US Energy Corp. Wyoming	277	1
* United States Lime & Minerals Inc.	28	1
* AEP Industries Inc.	45	1
KMG Chemicals Inc.	64	1
NL Industries Inc.	69	1
* Verso Paper Corp.	154	1
		644
Telecommunication Services (1.0%)
* Syniverse Holdings Inc.	742	23
* AboveNet Inc.	240	14
* Cogent Communications Group Inc.	468	6
* General Communication Inc. Class A	496	6
NTELOS Holdings Corp.	305	5
* Cincinnati Bell Inc.	2,094	5
* Neutral Tandem Inc.	343	5
Alaska Communications Systems Group Inc.	463	5
* PAETEC Holding Corp.	1,311	5
Consolidated Communications Holdings Inc.	260	5
* Premiere Global Services Inc.	626	4
Shenandoah Telecommunications Co.	248	4
* Global Crossing Ltd.	314	4
USA Mobility Inc.	229	4
* Cbeyond Inc.	280	4
Atlantic Tele-Network Inc.	98	3
* Iridium Communications Inc.	356	3
IDT Corp. Class B	148	3
* Vonage Holdings Corp.	1,095	3
* FiberTower Corp.	519	2
* ICO Global Communications Holdings Ltd.	979	2

* Globalstar Inc.		727	1
			116
Utilities (3.2%)
Piedmont Natural Gas Co. Inc.		764	23
Nicor Inc.		472	20
Cleco Corp.		648	20
WGL Holdings Inc.		541	20
New Jersey Resources Corp.		441	19
IDACORP Inc.		502	18
Portland General Electric Co.		807	17
Southwest Gas Corp.		484	17
South Jersey Industries Inc.		311	16
UIL Holdings Corp.		540	16
Northwest Natural Gas Co.		285	14
Unisource Energy Corp.		376	13
Black Hills Corp.		407	12
Avista Corp.		571	12
* El Paso Electric Co.		456	12
Allete Inc.		324	11
NorthWestern Corp.		377	11
PNM Resources Inc.		903	11
MGE Energy Inc.		251	10
Empire District Electric Co.		417	9
Laclede Group Inc.		232	8
Otter Tail Corp.		373	8
California Water Service Group		206	8
CH Energy Group Inc.		163	8
American States Water Co.		194	7
* Dynegy Inc. Class A		1,067	5
Chesapeake Utilities Corp.		98	4
SJW Corp.		133	3
Middlesex Water Co.		160	3
Unitil Corp.		114	3
Central Vermont Public Service Corp.		123	3
Connecticut Water Service Inc.		88	2
York Water Co.		132	2
* Cadiz Inc.		126	1
Consolidated Water Co. Ltd.		152	1
Artesian Resources Corp. Class A		66	1
* American DG Energy Inc.		196	1
			369
Total Common Stocks (Cost $10,992)			11,475
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund (Cost $18)	0.216%	18,000	18

Total Investments (100.1%) (Cost $11,010)			11,493
Other Assets and Liabilities-Net (-0.1%)			(9)
Net Assets (100%)			11,484

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
REIT—Real Estate Investment Trust.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $11,010,000. Net unrealized appreciation of investment securities for tax purposes was $483,000, consisting of unrealized gains of $726,000 on securities that had risen in value since their purchase and $243,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (9.9%)
Rent-A-Center Inc.	693	19
* Vail Resorts Inc.	382	17
* Live Nation Entertainment Inc.	1,483	16
* Saks Inc.	1,427	16
Men's Wearhouse Inc.	555	16
Dillard's Inc. Class A	457	14
* Iconix Brand Group Inc.	761	14
* Gaylord Entertainment Co.	365	13
Jones Group Inc.	893	12
* Orient-Express Hotels Ltd. Class A	957	11
Regis Corp.	606	11
Cinemark Holdings Inc.	600	11
Bob Evans Farms Inc.	321	10
* OfficeMax Inc.	571	10
* Cabela's Inc.	424	9
Scholastic Corp.	321	9
* Genesco Inc.	228	9
* Ruby Tuesday Inc.	680	9
* Pinnacle Entertainment Inc.	600	8
American Greetings Corp. Class A	391	8
Group 1 Automotive Inc.	202	8
* Helen of Troy Ltd.	323	8
PEP Boys-Manny Moe & Jack	553	7
Ryland Group Inc.	464	7
* Modine Manufacturing Co.	488	7
Finish Line Inc. Class A	376	7
Columbia Sportswear Co.	120	7
* Meritage Homes Corp.	338	6
Stage Stores Inc.	408	6
* Quiksilver Inc.	1,366	6
Barnes & Noble Inc.	407	6
* Jakks Pacific Inc.	294	6
* Biglari Holdings Inc.	14	5
Fred's Inc. Class A	414	5
Callaway Golf Co.	679	5
* Boyd Gaming Corp.	569	5
* Exide Technologies	602	5
Stewart Enterprises Inc. Class A	858	5
* Ascent Media Corp. Class A	151	5
* Charming Shoppes Inc.	1,222	5
* RC2 Corp.	208	5
* Pacific Sunwear of California Inc.	700	4
* Sonic Automotive Inc. Class A	354	4
* Penske Automotive Group Inc.	290	4
* Standard Pacific Corp.	1,127	4
Churchill Downs Inc.	101	4
* Collective Brands Inc.	216	4
* La-Z-Boy Inc.	484	4
* Domino's Pizza Inc.	245	4

Superior Industries International Inc.	184	4
* Mediacom Communications Corp. Class A	422	4
* Core-Mark Holding Co. Inc.	98	4
Sinclair Broadcast Group Inc. Class A	442	3
* Beazer Homes USA Inc.	787	3
* Timberland Co. Class A	129	3
* Red Robin Gourmet Burgers Inc.	164	3
* EW Scripps Co. Class A	334	3
Ethan Allen Interiors Inc.	171	3
Marcus Corp.	215	3
* Scientific Games Corp. Class A	337	3
* Perry Ellis International Inc.	99	3
Lithia Motors Inc. Class A	205	3
* Drew Industries Inc.	126	3
* Universal Electronics Inc.	90	2
* Libbey Inc.	170	2
* Dex One Corp.	494	2
* M/I Homes Inc.	195	2
* Shoe Carnival Inc.	79	2
Brown Shoe Co. Inc.	145	2
* Unifi Inc.	144	2
* Hovnanian Enterprises Inc. Class A	549	2
Haverty Furniture Cos. Inc.	168	2
* Furniture Brands International Inc.	457	2
* CKX Inc.	486	2
* Cavco Industries Inc.	55	2
Standard Motor Products Inc.	159	2
* Life Time Fitness Inc.	50	2
* Movado Group Inc.	164	2
Speedway Motorsports Inc.	131	2
* Arctic Cat Inc.	128	2
Spartan Motors Inc.	347	2
Bebe Stores Inc.	279	2
* MarineMax Inc.	233	2
* Journal Communications Inc. Class A	384	2
Mac-Gray Corp.	123	2
* K-Swiss Inc. Class A	136	2
* Dana Holding Corp.	111	2
* Stein Mart Inc.	169	2
* AH Belo Corp. Class A	190	2
HOT Topic Inc.	272	2
* Tuesday Morning Corp.	311	2
* Warner Music Group Corp.	326	2
* Childrens Place Retail Stores Inc.	29	1
* Lions Gate Entertainment Corp.	205	1
* West Marine Inc.	153	1
* Lifetime Brands Inc.	98	1
CSS Industries Inc.	78	1
* Fisher Communications Inc.	69	1
Skyline Corp.	72	1
* Isle of Capri Casinos Inc.	154	1
Blyth Inc.	30	1
* O'Charleys Inc.	189	1
Hooker Furniture Corp.	114	1
* Sally Beauty Holdings Inc.	93	1
Gaiam Inc. Class A	168	1
* LIN TV Corp. Class A	278	1
* Audiovox Corp. Class A	183	1

* Papa John's International Inc.	48	1
* Morgans Hotel Group Co.	148	1
* Build-A-Bear Workshop Inc.	182	1
* Multimedia Games Inc.	255	1
* 99 Cents Only Stores	70	1
* Talbots Inc.	94	1
* Bon-Ton Stores Inc.	80	1
* Steinway Musical Instruments Inc.	60	1
* Gray Television Inc.	511	1
* Kid Brands Inc.	106	1
* Red Lion Hotels Corp.	127	1
Cracker Barrel Old Country Store Inc.	18	1
* Sealy Corp.	313	1
* Wet Seal Inc. Class A	289	1
Weyco Group Inc.	39	1
* Dress Barn Inc.	38	1
Christopher & Banks Corp.	166	1
* Brookfield Homes Corp.	100	1
* New York & Co. Inc.	248	1
* Jack in the Box Inc.	42	1
* Monarch Casino & Resort Inc.	68	1
* McCormick & Schmick's Seafood Restaurants Inc.	93	1
* America's Car-Mart Inc.	32	1
* Outdoor Channel Holdings Inc.	124	1
* Media General Inc. Class A	184	1
* Select Comfort Corp.	86	1
* Kenneth Cole Productions Inc. Class A	55	1
* Delta Apparel Inc.	57	1
* AFC Enterprises Inc.	50	1
* Cumulus Media Inc. Class A	185	1
PRIMEDIA Inc.	123	1
* Johnson Outdoors Inc. Class A	46	1
* LodgeNet Interactive Corp.	183	1
* Borders Group Inc.	525	1
* Crown Media Holdings Inc. Class A	213	1
Buckle Inc.	14	1
* 1-800-Flowers.com Inc. Class A	259	1
* Nexstar Broadcasting Group Inc. Class A	91	—
Books-A-Million Inc.	74	—
* Conn's Inc.	143	—
World Wrestling Entertainment Inc. Class A	32	—
* Bluegreen Corp.	151	—
* American Apparel Inc.	303	—
* Knology Inc.	27	—
* Carmike Cinemas Inc.	48	—
* Entercom Communications Corp. Class A	42	—
* Gordmans Stores Inc.	28	—
* Radio One Inc.	330	—
* Leapfrog Enterprises Inc.	59	—
* Playboy Enterprises Inc. Class B	68	—
* Shiloh Industries Inc.	28	—
* Fuel Systems Solutions Inc.	8	—
Systemax Inc.	19	—
* Casual Male Retail Group Inc.	49	—
Big 5 Sporting Goods Corp.	14	—
* Global Sources Ltd.	16	—
* Smith & Wesson Holding Corp.	37	—
* Cambium Learning Group Inc.	25	—

* Beasley Broadcasting Group Inc. Class A	12	—
		555
Consumer Staples (3.0%)
* TreeHouse Foods Inc.	366	18
* Hain Celestial Group Inc.	432	11
Universal Corp.	255	10
Casey's General Stores Inc.	244	10
Fresh Del Monte Produce Inc.	418	9
Ruddick Corp.	221	8
Andersons Inc.	194	6
* Central Garden and Pet Co. Class A	597	6
* Elizabeth Arden Inc.	256	5
* Chiquita Brands International Inc.	473	5
* Prestige Brands Holdings Inc.	441	5
* Spectrum Brands Holdings Inc.	192	5
* Rite Aid Corp.	5,431	5
Nash Finch Co.	133	5
* Pantry Inc.	221	5
Weis Markets Inc.	116	5
Spartan Stores Inc.	237	4
* Alliance One International Inc.	939	4
* Dole Food Co. Inc.	379	4
* Winn-Dixie Stores Inc.	581	4
Vector Group Ltd.	163	3
B&G Foods Inc. Class A	224	3
* Darling International Inc.	223	3
Ingles Markets Inc. Class A	132	2
* Seneca Foods Corp. Class A	88	2
* Pilgrim's Pride Corp.	288	2
Imperial Sugar Co.	128	2
* Nutraceutical International Corp.	98	1
* Smart Balance Inc.	357	1
Farmer Bros Co.	67	1
Sanderson Farms Inc.	26	1
Village Super Market Inc. Class A	33	1
Oil-Dri Corp. of America	45	1
* John B. Sanfilippo & Son Inc.	83	1
MGP Ingredients Inc.	98	1
* Susser Holdings Corp.	66	1
Griffin Land & Nurseries Inc.	25	1
* Great Atlantic & Pacific Tea Co.	242	1
Schiff Nutrition International Inc.	88	1
Tootsie Roll Industries Inc.	24	1
Alico Inc.	25	1
* Revlon Inc. Class A	57	1
* Harbinger Group Inc.	96	—
Cal-Maine Foods Inc.	14	—
J&J Snack Foods Corp.	8	—
WD-40 Co.	9	—
* Cellu Tissue Holdings Inc.	19	—
		166
Energy (7.7%)
* Complete Production Services Inc.	818	23
Berry Petroleum Co. Class A	539	21
* Bill Barrett Corp.	484	19
* Bristow Group Inc.	379	17
* Helix Energy Solutions Group Inc.	1,102	15

* Swift Energy Co.	399	15
* Patriot Coal Corp.	824	13
* Key Energy Services Inc.	1,246	13
Nordic American Tanker Shipping	494	13
* International Coal Group Inc.	1,383	11
Ship Finance International Ltd.	471	10
World Fuel Services Corp.	325	10
Overseas Shipholding Group Inc.	270	9
* Stone Energy Corp.	422	9
* Tetra Technologies Inc.	711	8
* Rosetta Resources Inc.	215	8
Penn Virginia Corp.	479	8
* Petroleum Development Corp.	203	7
* Gulfmark Offshore Inc.	245	7
* USEC Inc.	1,202	7
* ATP Oil & Gas Corp.	469	7
* Global Industries Ltd.	1,068	7
* Oasis Petroleum Inc.	256	7
Knightsbridge Tankers Ltd.	257	6
W&T Offshore Inc.	346	6
* Cloud Peak Energy Inc.	265	6
* Hornbeck Offshore Services Inc.	245	5
* Cal Dive International Inc.	993	5
* Western Refining Inc.	541	5
Golar LNG Ltd.	360	5
* Newpark Resources Inc.	874	5
* T-3 Energy Services Inc.	138	5
* Parker Drilling Co.	1,223	5
* Resolute Energy Corp.	365	5
* Harvest Natural Resources Inc.	351	5
* Tesco Corp.	318	4
Gulf Island Fabrication Inc.	151	4
Teekay Tankers Ltd. Class A	338	4
Crosstex Energy Inc.	424	4
* Pioneer Drilling Co.	570	4
* CVR Energy Inc.	319	4
* Energy Partners Ltd.	305	4
* Willbros Group Inc.	505	4
* Basic Energy Services Inc.	245	4
* Vaalco Energy Inc.	470	3
* Goodrich Petroleum Corp.	258	3
* Rex Energy Corp.	284	3
General Maritime Corp.	830	3
* Petroquest Energy Inc.	448	3
* Hercules Offshore Inc.	1,210	3
* BPZ Resources Inc.	783	3
* Vantage Drilling Co.	1,603	3
* Venoco Inc.	160	3
* Warren Resources Inc.	628	3
* Georesources Inc.	137	3
* Approach Resources Inc.	137	3
* Allis-Chalmers Energy Inc.	378	2
* Contango Oil & Gas Co.	43	2
* PHI Inc.	140	2
* Matrix Service Co.	234	2
* Dawson Geophysical Co.	82	2
DHT Holdings Inc.	513	2
* Gastar Exploration Ltd.	460	2

* Cheniere Energy Inc.	385	2
* Natural Gas Services Group Inc.	128	2
* Abraxas Petroleum Corp.	452	2
* Green Plains Renewable Energy Inc.	169	2
* Delta Petroleum Corp.	1,950	2
* GMX Resources Inc.	325	1
* REX American Resources Corp.	76	1
* James River Coal Co.	57	1
Delek US Holdings Inc.	143	1
* Miller Petroleum Inc.	190	1
* Union Drilling Inc.	156	1
* Seahawk Drilling Inc.	113	1
* Global Geophysical Services Inc.	79	1
* Clayton Williams Energy Inc.	6	—
Alon USA Energy Inc.	81	—
* Kodiak Oil & Gas Corp.	80	—
* Scorpio Tankers Inc.	26	—
* OYO Geospace Corp.	3	—
* RAM Energy Resources Inc.	49	—
Hallador Energy Co.	4	—
		431
Financials (36.7%)
* American Capital Ltd.	3,575	26
BioMed Realty Trust Inc.	1,373	24
MFA Financial Inc.	2,949	24
CBL & Associates Properties Inc.	1,454	24
Entertainment Properties Trust	490	23
Highwoods Properties Inc.	739	23
National Retail Properties Inc.	859	22
Apollo Investment Corp.	2,042	22
American Campus Communities Inc.	672	21
Alterra Capital Holdings Ltd.	1,015	21
* ProAssurance Corp.	343	20
* SVB Financial Group	439	20
Kilroy Realty Corp.	572	20
FirstMerit Corp.	1,108	19
Platinum Underwriters Holdings Ltd.	433	19
* MGIC Investment Corp.	2,111	18
Post Properties Inc.	512	17
LaSalle Hotel Properties	714	17
Omega Healthcare Investors Inc.	790	17
DiamondRock Hospitality Co.	1,579	17
Prosperity Bancshares Inc.	492	16
American Capital Agency Corp.	530	16
Hatteras Financial Corp.	484	15
NewAlliance Bancshares Inc.	1,117	15
Montpelier Re Holdings Ltd.	749	15
Washington Real Estate Investment Trust	480	15
Extra Space Storage Inc.	919	15
Colonial Properties Trust	815	15
First American Financial Corp.	1,030	15
Trustmark Corp.	673	14
Home Properties Inc.	266	14
Iberiabank Corp.	282	14
Healthcare Realty Trust Inc.	657	14
* Knight Capital Group Inc. Class A	996	13
Delphi Financial Group Inc.	501	13

Umpqua Holdings Corp.	1,207	13
* CNO Financial Group Inc.	2,149	13
UMB Financial Corp.	334	12
* PHH Corp.	584	12
Medical Properties Trust Inc.	1,173	12
Argo Group International Holdings Ltd.	327	12
Northwest Bancshares Inc.	1,167	12
Redwood Trust Inc.	821	11
Webster Financial Corp.	688	11
RLI Corp.	193	11
Cathay General Bancorp	828	11
Susquehanna Bancshares Inc.	1,367	11
DCT Industrial Trust Inc.	2,226	11
Astoria Financial Corp.	910	11
United Bankshares Inc.	409	11
FNB Corp.	1,206	11
Sovran Self Storage Inc.	291	11
Glacier Bancorp Inc.	758	10
First Financial Bancorp	610	10
Starwood Property Trust Inc.	502	10
Radian Group Inc.	1,402	10
* Sunstone Hotel Investors Inc.	1,039	10
Hancock Holding Co.	308	10
International Bancshares Corp.	559	10
Whitney Holding Corp.	1,017	10
Old National Bancorp	919	10
Invesco Mortgage Capital Inc.	418	9
Wintrust Financial Corp.	328	9
Franklin Street Properties Corp.	729	9
Selective Insurance Group Inc.	561	9
Park National Corp.	132	9
National Penn Bancshares Inc.	1,329	9
Tanger Factory Outlet Centers	182	9
Provident Financial Services Inc.	632	9
Anworth Mortgage Asset Corp.	1,253	9
Capstead Mortgage Corp.	739	9
* MF Global Holdings Ltd.	1,106	9
Hersha Hospitality Trust Class A	1,412	9
BlackRock Kelso Capital Corp.	750	8
Westamerica Bancorporation	172	8
Community Bank System Inc.	349	8
* Greenlight Capital Re Ltd. Class A	298	8
Mid-America Apartment Communities Inc.	133	8
U-Store-It Trust	985	8
PS Business Parks Inc.	157	8
NBT Bancorp Inc.	363	8
Infinity Property & Casualty Corp.	139	8
Lexington Realty Trust	1,020	8
MB Financial Inc.	558	8
Pennsylvania Real Estate Investment Trust	583	8
Cash America International Inc.	210	8
Government Properties Income Trust	291	7
CVB Financial Corp.	947	7
Prospect Capital Corp.	757	7
Glimcher Realty Trust	897	7
First Midwest Bancorp Inc.	781	7
* Pebblebrook Hotel Trust	390	7
* Texas Capital Bancshares Inc.	385	7

Employers Holdings Inc.	450	7
Columbia Banking System Inc.	414	7
Cousins Properties Inc.	952	7
Investors Real Estate Trust	791	7
* Forestar Group Inc.	384	7
* Ocwen Financial Corp.	783	7
First Commonwealth Financial Corp.	1,105	7
* Pico Holdings Inc.	238	7
American Equity Investment Life Holding Co.	617	7
Horace Mann Educators Corp.	414	7
* Investment Technology Group Inc.	459	7
Inland Real Estate Corp.	784	7
PrivateBancorp Inc. Class A	548	7
Sun Communities Inc.	200	7
Fifth Street Finance Corp.	574	7
National Health Investors Inc.	147	7
Potlatch Corp.	202	6
* Navigators Group Inc.	128	6
Flagstone Reinsurance Holdings SA	549	6
EastGroup Properties Inc.	157	6
Safety Insurance Group Inc.	133	6
First Potomac Realty Trust	391	6
Acadia Realty Trust	337	6
DuPont Fabros Technology Inc.	272	6
Brookline Bancorp Inc.	622	6
* Enstar Group Ltd.	73	6
LTC Properties Inc.	224	6
Tower Group Inc.	234	6
First Financial Bankshares Inc.	123	6
Equity One Inc.	332	6
Sterling Bancshares Inc.	967	6
Primerica Inc.	254	6
MCG Capital Corp.	807	6
Oriental Financial Group Inc.	482	6
PacWest Bancorp	324	6
Nelnet Inc. Class A	254	5
Independent Bank Corp.	223	5
Meadowbrook Insurance Group Inc.	572	5
Chemical Financial Corp.	257	5
* iStar Financial Inc.	985	5
* Investors Bancorp Inc.	437	5
City Holding Co.	166	5
* National Financial Partners Corp.	450	5
Simmons First National Corp. Class A	181	5
* Strategic Hotels & Resorts Inc.	1,114	5
Compass Diversified Holdings	313	5
Cypress Sharpridge Investments Inc.	377	5
S&T Bancorp Inc.	261	5
* First Industrial Realty Trust Inc.	667	5
Equity Lifestyle Properties Inc.	94	5
United Fire & Casualty Co.	240	5
* Piper Jaffray Cos.	164	5
Home Bancshares Inc.	232	5
Banco Latinoamericano de Comercio Exterior SA	291	5
* PMI Group Inc.	1,507	5
Walter Investment Management Corp.	271	5
Ramco-Gershenson Properties Trust	400	5
Renasant Corp.	264	5

Oritani Financial Corp.	406	5
Bank of the Ozarks Inc.	119	5
Sabra Healthcare REIT Inc.	262	4
Education Realty Trust Inc.	600	4
Flushing Financial Corp.	328	4
PennantPark Investment Corp.	375	4
* CNA Surety Corp.	186	4
Harleysville Group Inc.	122	4
Retail Opportunity Investments Corp.	441	4
Trustco Bank Corp.	768	4
Sandy Spring Bancorp Inc.	253	4
* Western Alliance Bancorp	691	4
Boston Private Financial Holdings Inc.	789	4
WesBanco Inc.	243	4
SCBT Financial Corp.	135	4
* Hilltop Holdings Inc.	418	4
* Ashford Hospitality Trust Inc.	428	4
Community Trust Bancorp Inc.	144	4
Maiden Holdings Ltd.	523	4
Dime Community Bancshares Inc.	282	4
Provident New York Bancorp	410	4
National Western Life Insurance Co. Class A	23	4
* World Acceptance Corp.	87	4
TowneBank	248	4
Hercules Technology Growth Capital Inc.	382	4
* FPIC Insurance Group Inc.	103	4
FBL Financial Group Inc. Class A	141	4
Amtrust Financial Services Inc.	235	4
* Newcastle Investment Corp.	654	4
* AMERISAFE Inc.	199	4
CapLease Inc.	603	4
Parkway Properties Inc.	227	4
Getty Realty Corp.	121	4
Lakeland Financial Corp.	170	4
First Financial Corp.	117	4
Southside Bancshares Inc.	167	4
Cedar Shopping Centers Inc.	576	4
* Pinnacle Financial Partners Inc.	352	3
Urstadt Biddle Properties Inc. Class A	187	3
NorthStar Realty Finance Corp.	795	3
MVC Capital Inc.	240	3
* Nara Bancorp Inc.	400	3
Univest Corp. of Pennsylvania	175	3
Tompkins Financial Corp.	83	3
StellarOne Corp.	241	3
Cardinal Financial Corp.	303	3
Pennymac Mortgage Investment Trust	176	3
Washington Trust Bancorp Inc.	149	3
* FelCor Lodging Trust Inc.	526	3
Resource Capital Corp.	463	3
Alexander's Inc.	8	3
* International Assets Holding Corp.	134	3
Apollo Commercial Real Estate Finance Inc.	185	3
Danvers Bancorp Inc.	199	3
Capital Southwest Corp.	30	3
1st Source Corp.	161	3
Bancfirst Corp.	74	3
Chesapeake Lodging Trust	157	3

TICC Capital Corp.	283	3
Colony Financial Inc.	154	3
Berkshire Hills Bancorp Inc.	148	3
Triangle Capital Corp.	157	3
Associated Estates Realty Corp.	195	3
Camden National Corp.	81	3
Winthrop Realty Trust	240	3
Kite Realty Group Trust	572	3
* Safeguard Scientifics Inc.	195	3
* Beneficial Mutual Bancorp Inc.	366	3
* Phoenix Cos. Inc.	1,223	3
KBW Inc.	120	3
* Global Indemnity plc	145	3
Hudson Valley Holding Corp.	138	3
Arrow Financial Corp.	97	3
Two Harbors Investment Corp.	275	3
WSFS Financial Corp.	62	3
* Citizens Inc.	384	3
Main Street Capital Corp.	157	3
Sterling Bancorp	283	3
Abington Bancorp Inc.	220	3
United Financial Bancorp Inc.	176	3
* West Coast Bancorp	988	3
Cogdell Spencer Inc.	453	3
Union First Market Bankshares Corp.	188	3
Agree Realty Corp.	92	3
Westfield Financial Inc.	312	3
SY Bancorp Inc.	106	3
Oppenheimer Holdings Inc. Class A	106	3
Gladstone Capital Corp.	222	3
First Mercury Financial Corp.	151	3
Advance America Cash Advance Centers Inc.	510	2
Calamos Asset Management Inc. Class A	203	2
* Citizens Republic Bancorp Inc.	4,158	2
Northfield Bancorp Inc.	189	2
* Ameris Bancorp	249	2
First Busey Corp.	551	2
Great Southern Bancorp Inc.	107	2
State Auto Financial Corp.	152	2
Territorial Bancorp Inc.	129	2
* Center Financial Corp.	374	2
* NewStar Financial Inc.	273	2
First Community Bancshares Inc.	166	2
First Bancorp	158	2
Dynex Capital Inc.	217	2
Monmouth Real Estate Investment Corp. Class A	280	2
Lakeland Bancorp Inc.	217	2
First Merchants Corp.	269	2
Heartland Financial USA Inc.	138	2
* Tejon Ranch Co.	91	2
Bank Mutual Corp.	480	2
* Eagle Bancorp Inc.	173	2
* American Safety Insurance Holdings Ltd.	109	2
Southwest Bancorp Inc.	204	2
Hudson Pacific Properties Inc.	140	2
Trico Bancshares	147	2
Republic Bancorp Inc. Class A	103	2
American Physicians Service Group Inc.	65	2

Financial Institutions Inc.	115	2
NGP Capital Resources Co.	228	2
Washington Banking Co.	161	2
* Bancorp Inc.	238	2
SeaBright Holdings Inc.	232	2
* TradeStation Group Inc.	320	2
Universal Health Realty Income Trust	58	2
German American Bancorp Inc.	117	2
Home Federal Bancorp Inc.	176	2
Presidential Life Corp.	218	2
Baldwin & Lyons Inc.	87	2
* FBR Capital Markets Corp.	554	2
ESSA Bancorp Inc.	150	2
Kayne Anderson Energy Development Co.	108	2
MainSource Financial Group Inc.	212	2
Stewart Information Services Corp.	182	2
National Bankshares Inc.	73	2
Centerstate Banks Inc.	271	2
First Financial Holdings Inc.	174	2
Citizens & Northern Corp.	128	2
First of Long Island Corp.	73	2
BankFinancial Corp.	201	2
Orrstown Financial Services Inc.	71	2
Suffolk Bancorp	72	2
OceanFirst Financial Corp.	153	2
* Avatar Holdings Inc.	94	2
Bank of Marin Bancorp	55	2
CNB Financial Corp.	128	2
Excel Trust Inc.	158	2
Gladstone Investment Corp.	233	2
CreXus Investment Corp.	143	2
First Interstate Bancsystem Inc.	131	2
* Stifel Financial Corp.	34	2
Donegal Group Inc. Class A	118	2
Arlington Asset Investment Corp. Class A	71	2
Bryn Mawr Bank Corp.	102	2
Ames National Corp.	86	2
Pacific Continental Corp.	194	2
CoBiz Financial Inc.	340	2
Gladstone Commercial Corp.	90	2
* Terreno Realty Corp.	92	2
State Bancorp Inc.	175	2
Consolidated-Tomoka Land Co.	57	2
* Thomas Properties Group Inc.	371	2
Capital City Bank Group Inc.	125	2
Enterprise Financial Services Corp.	157	2
SWS Group Inc.	301	2
* Cowen Group Inc. Class A	382	2
* OmniAmerican Bancorp Inc.	125	2
* United Community Banks Inc.	993	2
Chatham Lodging Trust	91	2
Penns Woods Bancorp Inc.	40	2
Sanders Morris Harris Group Inc.	219	2
American National Bankshares Inc.	65	1
Wilshire Bancorp Inc.	205	1
* RAIT Financial Trust	900	1
Alliance Financial Corp.	49	1
Peoples Bancorp Inc.	111	1

Solar Capital Ltd.	61	1
* Metro Bancorp Inc.	142	1
* Heritage Financial Corp.	104	1
National Interstate Corp.	69	1
Federal Agricultural Mortgage Corp.	102	1
* Harris & Harris Group Inc.	325	1
Kansas City Life Insurance Co.	44	1
Kearny Financial Corp.	160	1
One Liberty Properties Inc.	89	1
Merchants Bancshares Inc.	50	1
Tower Bancorp Inc.	59	1
GFI Group Inc.	292	1
* 1st United Bancorp Inc.	231	1
Medallion Financial Corp.	157	1
ESB Financial Corp.	94	1
First Bancorp Inc.	92	1
GAMCO Investors Inc.	29	1
Golub Capital BDC Inc.	78	1
Student Loan Corp.	42	1
* Taylor Capital Group Inc.	101	1
THL Credit Inc.	95	1
Mission West Properties Inc.	188	1
* Virginia Commerce Bancorp Inc.	212	1
West Bancorporation Inc.	164	1
* First Marblehead Corp.	584	1
* LaBranche & Co. Inc.	392	1
Bancorp Rhode Island Inc.	39	1
* MPG Office Trust Inc.	506	1
EMC Insurance Group Inc.	51	1
Peapack Gladstone Financial Corp.	93	1
* Home Bancorp Inc.	80	1
Bridge Bancorp Inc.	44	1
* Hallmark Financial Services	122	1
Midsouth Bancorp Inc.	79	1
MidWestOne Financial Group Inc.	73	1
* Meridian Interstate Bancorp Inc.	96	1
* Penson Worldwide Inc.	215	1
* Gleacher & Co. Inc.	416	1
Sierra Bancorp	100	1
JMP Group Inc.	145	1
UMH Properties Inc.	104	1
* BofI Holding Inc.	74	1
ViewPoint Financial Group	95	1
Clifton Savings Bancorp Inc.	105	1
* Hanmi Financial Corp.	1,079	1
* Marlin Business Services Corp.	90	1
Rockville Financial Inc.	86	1
Saul Centers Inc.	22	1
* Asset Acceptance Capital Corp.	158	1
Cohen & Steers Inc.	36	1
* Ezcorp Inc. Class A	36	1
Universal Insurance Holdings Inc.	182	1
Century Bancorp Inc. Class A	36	1
* Encore Capital Group Inc.	45	1
* Primus Guaranty Ltd.	171	1
Roma Financial Corp.	85	1
* Encore Bancshares Inc.	85	1
* First BanCorp	3,350	1

Asta Funding Inc.	111	1
First South Bancorp Inc.	87	1
CompuCredit Holdings Corp.	107	1
* HFF Inc. Class A	68	1
* Flagstar Bancorp Inc.	495	1
* Fox Chase Bancorp Inc.	57	1
NASB Financial Inc.	37	1
Porter Bancorp Inc.	37	—
* Gerova Financial Group Ltd.	14	—
Artio Global Investors Inc. Class A	28	—
* Green Bankshares Inc.	125	—
* Doral Financial Corp.	199	—
Kaiser Federal Financial Group Inc.	29	—
California First National Bancorp	20	—
* Waterstone Financial Inc.	75	—
Evercore Partners Inc. Class A	9	—
Westwood Holdings Group Inc.	5	—
* Virtus Investment Partners Inc.	4	—
Epoch Holding Corp.	11	—
Life Partners Holdings Inc.	8	—
Heritage Financial Group Inc.	15	—
Diamond Hill Investment Group Inc.	2	—
* Kennedy-Wilson Holdings Inc.	14	—
* Rodman & Renshaw Capital Group Inc.	17	—
		2,057
Health Care (5.4%)
* AMERIGROUP Corp.	474	20
* Magellan Health Services Inc.	351	17
* Healthspring Inc.	611	16
Medicis Pharmaceutical Corp. Class A	619	16
* Par Pharmaceutical Cos. Inc.	370	13
* Viropharma Inc.	820	13
* WellCare Health Plans Inc.	447	13
* Centene Corp.	517	12
Invacare Corp.	289	8
* Martek Biosciences Corp.	351	8
* Alkermes Inc.	722	8
* Kindred Healthcare Inc.	416	7
* CONMED Corp.	308	7
* Amsurg Corp. Class A	326	6
* Greatbatch Inc.	245	5
Universal American Corp.	337	5
* Gentiva Health Services Inc.	212	5
* Celera Corp.	795	5
* RehabCare Group Inc.	215	4
National Healthcare Corp.	95	4
* Triple-S Management Corp. Class B	214	4
Owens & Minor Inc.	140	4
* Angiodynamics Inc.	261	4
* Healthways Inc.	360	4
* ICU Medical Inc.	94	4
* Medicines Co.	252	3
* Select Medical Holdings Corp.	530	3
* Assisted Living Concepts Inc. Class A	104	3
* Symmetry Medical Inc.	379	3
* Exelixis Inc.	531	3
* Affymetrix Inc.	670	3

* Syneron Medical Ltd.	285	3
Cantel Medical Corp.	136	3
* Medcath Corp.	216	3
* Hanger Orthopedic Group Inc.	135	3
* Sun Healthcare Group Inc.	262	3
* Cross Country Healthcare Inc.	327	3
* BMP Sunstone Corp.	238	2
* Accelrys Inc.	272	2
* Enzon Pharmaceuticals Inc.	198	2
* PharMerica Corp.	199	2
* Five Star Quality Care Inc.	333	2
* Wright Medical Group Inc.	151	2
* American Dental Partners Inc.	156	2
* Maxygen Inc.	297	2
* Lexicon Pharmaceuticals Inc.	1,380	2
Analogic Corp.	39	2
* Capital Senior Living Corp.	285	2
* Molina Healthcare Inc.	68	2
* CryoLife Inc.	273	2
* RTI Biologics Inc.	544	2
* SuperGen Inc.	553	2
* Cypress Bioscience Inc.	355	1
* Kendle International Inc.	148	1
* Skilled Healthcare Group Inc.	209	1
* Cambrex Corp.	309	1
* Allied Healthcare International Inc.	443	1
* Chindex International Inc.	84	1
* Albany Molecular Research Inc.	249	1
* Impax Laboratories Inc.	70	1
* Medical Action Industries Inc.	151	1
* TomoTherapy Inc.	338	1
Young Innovations Inc.	39	1
STERIS Corp.	32	1
* AMN Healthcare Services Inc.	192	1
* Palomar Medical Technologies Inc.	82	1
* Healthsouth Corp.	56	1
* Cynosure Inc. Class A	102	1
* Cutera Inc.	133	1
* Solta Medical Inc.	441	1
* CardioNet Inc.	191	1
* SurModics Inc.	77	1
* Vital Images Inc.	42	1
* Exactech Inc.	28	1
* Cornerstone Therapeutics Inc.	83	1
* Prospect Medical Holdings Inc.	54	1
* BioScrip Inc.	110	1
* Merit Medical Systems Inc.	28	1
* Lannett Co. Inc.	77	—
* NxStage Medical Inc.	19	—
* Progenics Pharmaceuticals Inc.	85	—
* Inovio Pharmaceuticals Inc.	339	—
* Caraco Pharmaceutical Laboratories Ltd.	83	—
* Sucampo Pharmaceuticals Inc. Class A	110	—
* Continucare Corp.	76	—
* DynaVox Inc. Class A	87	—
* Infinity Pharmaceuticals Inc.	45	—
* Alphatec Holdings Inc.	119	—
* Emergent Biosolutions Inc.	13	—

* Hi-Tech Pharmacal Co. Inc.	10	—
* Rochester Medical Corp.	16	—
Ensign Group Inc.	8	—
* PDI Inc.	18	—
* Enzo Biochem Inc.	37	—
* Jazz Pharmaceuticals Inc.	9	—
* Furiex Pharmaceuticals Inc.	11	—
* US Physical Therapy Inc.	6	—
* Nymox Pharmaceutical Corp.	23	—
* Transcept Pharmaceuticals Inc.	14	—
* Cytokinetics Inc.	39	—
* NuPathe Inc.	8	—
		304
Industrials (14.3%)
* Alaska Air Group Inc.	356	20
* EMCOR Group Inc.	699	19
* US Airways Group Inc.	1,657	19
* Esterline Technologies Corp.	314	18
* Moog Inc. Class A	478	18
* JetBlue Airways Corp.	2,501	17
Brady Corp. Class A	515	16
Curtiss-Wright Corp.	483	15
* Atlas Air Worldwide Holdings Inc.	272	15
Triumph Group Inc.	176	15
* United Rentals Inc.	637	13
* Teledyne Technologies Inc.	277	11
* EnerSys	363	11
* AirTran Holdings Inc.	1,426	11
Mueller Industries Inc.	344	10
* AAR Corp.	411	10
ESCO Technologies Inc.	279	10
* Chart Industries Inc.	302	10
Skywest Inc.	590	10
Granite Construction Inc.	368	9
ABM Industries Inc.	399	9
Watts Water Technologies Inc. Class A	280	9
Robbins & Myers Inc.	283	9
* Amerco Inc.	90	9
Werner Enterprises Inc.	388	8
* MasTec Inc.	559	8
* Korn/Ferry International	457	8
* Ladish Co. Inc.	166	8
Unifirst Corp.	149	8
* Wabash National Corp.	717	8
Seaboard Corp.	4	7
* SYKES Enterprises Inc.	386	7
* Ceradyne Inc.	268	7
* Geo Group Inc.	288	7
* Mobile Mini Inc.	384	7
Ameron International Corp.	97	7
Steelcase Inc. Class A	714	7
* Layne Christensen Co.	206	7
CIRCOR International Inc.	170	7
Universal Forest Products Inc.	204	7
Arkansas Best Corp.	267	7
* Interline Brands Inc.	317	7
* Astec Industries Inc.	209	6

* United Stationers Inc.	94	6
* Rush Enterprises Inc. Class A	336	6
* Orbital Sciences Corp.	358	6
* Griffon Corp.	472	6
G&K Services Inc. Class A	196	5
* Dycom Industries Inc.	408	5
Tutor Perini Corp.	281	5
Quanex Building Products Corp.	316	5
Aircastle Ltd.	535	5
Titan International Inc.	314	5
Albany International Corp.	234	5
EnergySolutions Inc.	933	5
* EnPro Industries Inc.	126	5
Comfort Systems USA Inc.	401	4
Viad Corp.	188	4
Tredegar Corp.	239	4
* Kelly Services Inc. Class A	249	4
Encore Wire Corp.	195	4
* Genco Shipping & Trading Ltd.	299	4
Cubic Corp.	95	4
* Air Transport Services Group Inc.	571	4
Federal Signal Corp.	656	4
McGrath Rentcorp	149	4
* SFN Group Inc.	474	4
* ACCO Brands Corp.	578	4
* RSC Holdings Inc.	519	4
TAL International Group Inc.	136	4
* Force Protection Inc.	741	4
* Team Inc.	185	4
* Greenbrier Cos. Inc.	199	4
* LB Foster Co. Class A	107	4
Ennis Inc.	217	4
* Commercial Vehicle Group Inc.	258	4
* Huron Consulting Group Inc.	159	4
Kaman Corp.	127	4
Heidrick & Struggles International Inc.	169	4
Cascade Corp.	96	4
Briggs & Stratton Corp.	200	3
* Navigant Consulting Inc.	410	3
Apogee Enterprises Inc.	296	3
* Columbus McKinnon Corp.	202	3
* Hawaiian Holdings Inc.	416	3
* Eagle Bulk Shipping Inc.	655	3
* Powell Industries Inc.	93	3
* Gibraltar Industries Inc.	319	3
Standex International Corp.	107	3
* American Commercial Lines Inc.	95	3
FreightCar America Inc.	126	3
* Hexcel Corp.	182	3
Great Lakes Dredge & Dock Corp.	401	3
* RailAmerica Inc.	244	3
Marten Transport Ltd.	137	3
* H&E Equipment Services Inc.	292	3
* GenCorp Inc.	577	3
* ICF International Inc.	118	3
* MYR Group Inc.	179	3
* TrueBlue Inc.	171	3
* Republic Airways Holdings Inc.	361	3

* Tecumseh Products Co. Class A	195	3
* Saia Inc.	167	3
* M&F Worldwide Corp.	106	3
* Dolan Co.	181	2
Ducommun Inc.	110	2
Applied Signal Technology Inc.	74	2
* On Assignment Inc.	343	2
* Michael Baker Corp.	73	2
* American Reprographics Co.	333	2
* Excel Maritime Carriers Ltd. Class A	420	2
* Herley Industries Inc.	143	2
* Sterling Construction Co. Inc.	170	2
Multi-Color Corp.	112	2
* Northwest Pipe Co.	97	2
Ampco-Pittsburgh Corp.	81	2
Mine Safety Appliances Co.	74	2
* CRA International Inc.	96	2
Baltic Trading Ltd.	172	2
Aceto Corp.	268	2
* Titan Machinery Inc.	94	2
CDI Corp.	114	2
Brink's Co.	79	2
Kimball International Inc. Class B	330	2
* Generac Holdings Inc.	130	2
Twin Disc Inc.	77	2
* Kadant Inc.	96	2
Baldor Electric Co.	29	2
American Woodmark Corp.	88	2
Insteel Industries Inc.	175	2
* Kratos Defense & Security Solutions Inc.	168	2
LSI Industries Inc.	200	2
* Metalico Inc.	396	2
Primoris Services Corp.	189	2
Douglas Dynamics Inc.	113	2
Alamo Group Inc.	64	2
* School Specialty Inc.	128	2
* Ultrapetrol Bahamas Ltd.	233	2
* Pinnacle Airlines Corp.	196	2
Met-Pro Corp.	144	2
International Shipholding Corp.	59	2
Courier Corp.	108	2
* LMI Aerospace Inc.	93	2
Miller Industries Inc.	107	2
* American Railcar Industries Inc.	99	1
* Broadwind Energy Inc.	728	1
CLARCOR Inc.	34	1
* Fuel Tech Inc.	188	1
* Dynamex Inc.	56	1
* CAI International Inc.	66	1
* Lydall Inc.	180	1
Dynamic Materials Corp.	80	1
* Insituform Technologies Inc. Class A	58	1
* Thermadyne Holdings Corp.	85	1
* CBIZ Inc.	211	1
Barnes Group Inc.	66	1
* Old Dominion Freight Line Inc.	43	1
* Pike Electric Corp.	173	1
Horizon Lines Inc. Class A	321	1

* USA Truck Inc.	83	1
* Hill International Inc.	208	1
AO Smith Corp.	27	1
* Patriot Transportation Holding Inc.	14	1
* GP Strategies Corp.	111	1
Preformed Line Products Co.	21	1
* Universal Truckload Services Inc.	62	1
Lawson Products Inc.	43	1
* Advanced Battery Technologies Inc.	216	1
Franklin Electric Co. Inc.	20	1
Deluxe Corp.	34	1
* Celadon Group Inc.	53	1
* Higher One Holdings Inc.	35	1
Simpson Manufacturing Co. Inc.	26	1
VSE Corp.	21	1
* Builders FirstSource Inc.	402	1
* Ameresco Inc. Class A	45	1
* Argan Inc.	67	1
* Roadrunner Transportation Systems Inc.	44	1
* United Capital Corp.	18	1
* PAM Transportation Services Inc.	48	1
* Quality Distribution Inc.	70	—
NACCO Industries Inc. Class A	5	—
* Global Defense Technology & Systems Inc.	31	—
* Hoku Corp.	164	—
Mueller Water Products Inc. Class A	107	—
Barrett Business Services Inc.	25	—
* LaBarge Inc.	22	—
* PGT Inc.	140	—
AZZ Inc.	8	—
Schawk Inc. Class A	16	—
* Furmanite Corp.	43	—
* Exponent Inc.	8	—
* Flow International Corp.	70	—
* LECG Corp.	236	—
US Ecology Inc.	13	—
* Xerium Technologies Inc.	14	—
* Energy Recovery Inc.	48	—
* Astronics Corp.	7	—
* Volt Information Sciences Inc.	11	—
Compx International Inc.	3	—
* Coleman Cable Inc.	5	—
		804
Information Technology (9.5%)
* CACI International Inc. Class A	296	15
* Digital River Inc.	366	13
* Microsemi Corp.	543	12
* Arris Group Inc.	1,080	11
Fair Isaac Corp.	440	10
Earthlink Inc.	1,138	10
* Benchmark Electronics Inc.	606	10
* Emulex Corp.	855	10
* L-1 Identity Solutions Inc.	810	10
* JDA Software Group Inc.	359	10
* Viasat Inc.	222	9
* Cymer Inc.	240	9
* TTM Technologies Inc.	647	9

* Euronet Worldwide Inc.	517	8
Anixter International Inc.	148	8
* Scansource Inc.	283	8
* SRA International Inc. Class A	416	8
* Tekelec	625	8
* Cabot Microelectronics Corp.	193	8
* Take-Two Interactive Software Inc.	674	7
* Mentor Graphics Corp.	639	7
* FEI Co.	292	7
* SYNNEX Corp.	237	7
Black Box Corp.	185	7
* MKS Instruments Inc.	308	6
* Electronics for Imaging Inc.	477	6
* Entegris Inc.	946	6
Sycamore Networks Inc.	204	6
* Unisys Corp.	267	6
Comtech Telecommunications Corp.	191	6
* ATMI Inc.	313	6
* Harmonic Inc.	810	5
* FormFactor Inc.	527	5
* Avid Technology Inc.	306	5
* Insight Enterprises Inc.	373	5
* Rofin-Sinar Technologies Inc.	162	5
United Online Inc.	721	5
* Checkpoint Systems Inc.	252	5
* Standard Microsystems Corp.	163	4
* Tessera Technologies Inc.	223	4
* Internet Capital Group Inc.	357	4
* Integrated Device Technology Inc.	658	4
EPIQ Systems Inc.	321	4
* Electro Scientific Industries Inc.	265	4
* Mercury Computer Systems Inc.	221	4
* Measurement Specialties Inc.	153	4
* j2 Global Communications Inc.	146	4
* Newport Corp.	268	4
Daktronics Inc.	288	4
* Omnivision Technologies Inc.	130	4
* Rogers Corp.	111	4
* Photronics Inc.	563	4
* CSG Systems International Inc.	191	4
* S1 Corp.	546	3
* Coherent Inc.	83	3
* Zoran Corp.	487	3
* Sigma Designs Inc.	279	3
* Internet Brands Inc. Class A	233	3
* Symmetricom Inc.	463	3
* RealNetworks Inc.	883	3
* Imation Corp.	314	3
* Powerwave Technologies Inc.	1,399	3
* ModusLink Global Solutions Inc.	440	3
* ValueClick Inc.	189	3
Cohu Inc.	201	3
* Novatel Wireless Inc.	296	3
* Internap Network Services Corp.	546	3
* EMS Technologies Inc.	153	3
* UTStarcom Inc.	1,233	3
CTS Corp.	254	3
* Aviat Networks Inc.	629	3

Electro Rent Corp.	174	3
* Infospace Inc.	330	3
* Anaren Inc.	138	3
* Axcelis Technologies Inc.	1,003	3
Cognex Corp.	87	2
* Intermec Inc.	209	2
* Pericom Semiconductor Corp.	236	2
* RealD Inc.	82	2
Bel Fuse Inc. Class B	104	2
* Silicon Graphics International Corp.	302	2
* THQ Inc.	447	2
Park Electrochemical Corp.	83	2
* Exar Corp.	338	2
* Ciber Inc.	657	2
* Digi International Inc.	220	2
* Brooks Automation Inc.	283	2
* Extreme Networks	688	2
* Gerber Scientific Inc.	265	2
* Intevac Inc.	144	2
* Oplink Communications Inc.	109	2
* ADC Telecommunications Inc.	148	2
* DSP Group Inc.	244	2
* Epicor Software Corp.	199	2
* Globecomm Systems Inc.	213	2
* Zygo Corp.	156	2
* Kopin Corp.	438	2
* Energy Conversion Devices Inc.	378	2
Methode Electronics Inc.	165	2
* Advanced Energy Industries Inc.	142	2
* AXT Inc.	192	2
* Evergreen Solar Inc.	2,029	2
* Integral Systems Inc.	173	2
* OSI Systems Inc.	44	2
* Rimage Corp.	100	2
* Cray Inc.	214	2
Littelfuse Inc.	33	2
* Quest Software Inc.	59	2
* X-Rite Inc.	352	2
Marchex Inc. Class B	204	1
* Silicon Image Inc.	191	1
* Microtune Inc.	492	1
Keynote Systems Inc.	117	1
* Hughes Communications Inc.	36	1
* CPI International Inc.	72	1
* Knot Inc.	147	1
* Advanced Analogic Technologies Inc.	360	1
* TeleCommunication Systems Inc. Class A	282	1
* DealerTrack Holdings Inc.	68	1
* Spectrum Control Inc.	83	1
* Trident Microsystems Inc.	684	1
* PC-Tel Inc.	201	1
* SMART Modular Technologies WWH Inc.	224	1
* Seachange International Inc.	154	1
* CDC Corp. Class A	312	1
* Anadigics Inc.	182	1
Richardson Electronics Ltd.	109	1
* IXYS Corp.	93	1
* Sonus Networks Inc.	386	1

* Sonic Solutions Inc.	101	1
* RealPage Inc.	36	1
* Agilysys Inc.	177	1
* PC Connection Inc.	100	1
* Ultratech Inc.	49	1
* Virtusa Corp.	65	1
* ePlus Inc.	38	1
* Perficient Inc.	78	1
* BigBand Networks Inc.	282	1
* Online Resources Corp.	187	1
* QLIK Technologies Inc.	34	1
* Mantech International Corp. Class A	20	1
* Hutchinson Technology Inc.	246	1
* Quantum Corp.	201	1
* Opnext Inc.	457	1
* Radisys Corp.	69	1
* Limelight Networks Inc.	86	1
* Smith Micro Software Inc.	39	1
* IntraLinks Holdings Inc.	28	1
* Infinera Corp.	70	1
* Alpha & Omega Semiconductor Ltd.	48	1
* Fabrinet	31	1
* Computer Task Group Inc.	51	1
* VASCO Data Security International Inc.	55	—
* FalconStor Software Inc.	171	—
* GSI Technology Inc.	59	—
* BroadSoft Inc.	19	—
* Motricity Inc.	14	—
* Hackett Group Inc.	112	—
* Tier Technologies Inc. Class B	76	—
* Ceva Inc.	15	—
Tessco Technologies Inc.	22	—
* Multi-Fineline Electronix Inc.	14	—
* TeleTech Holdings Inc.	17	—
* Ikanos Communications Inc.	276	—
* TechTarget Inc.	50	—
* Envestnet Inc.	20	—
* MoneyGram International Inc.	93	—
* Integrated Silicon Solution Inc.	28	—
* Viasystems Group Inc.	12	—
* Mediamind Technologies Inc.	14	—
* Rudolph Technologies Inc.	20	—
* Global Cash Access Holdings Inc.	60	—
* Calix Inc.	10	—
* Deltek Inc.	13	—
* Stream Global Services Inc.	12	—
		535
Materials (6.2%)
* Hecla Mining Co.	2,690	26
* WR Grace & Co.	645	22
* Coeur d'Alene Mines Corp.	867	21
Sensient Technologies Corp.	522	18
* Thompson Creek Metals Co. Inc.	1,318	16
Rock-Tenn Co. Class A	270	15
* OM Group Inc.	325	12
Minerals Technologies Inc.	183	11
* Louisiana-Pacific Corp.	1,337	11

HB Fuller Co.	480	10
Silgan Holdings Inc.	286	10
* Century Aluminum Co.	672	9
Texas Industries Inc.	219	8
Buckeye Technologies Inc.	414	8
Westlake Chemical Corp.	207	8
* RTI International Metals Inc.	275	8
Kaiser Aluminum Corp.	160	8
* Ferro Corp.	510	7
* Georgia Gulf Corp.	356	7
* Brush Engineered Materials Inc.	197	7
A Schulman Inc.	315	6
Olin Corp.	348	6
PH Glatfelter Co.	483	6
* KapStone Paper and Packaging Corp.	403	6
Innophos Holdings Inc.	168	6
Boise Inc.	739	5
* Rockwood Holdings Inc.	141	5
* Horsehead Holding Corp.	434	5
* Graphic Packaging Holding Co.	1,183	4
* Molycorp Inc.	150	4
Haynes International Inc.	112	4
* PolyOne Corp.	294	4
Myers Industries Inc.	372	4
Worthington Industries Inc.	220	4
Wausau Paper Corp.	448	3
Arch Chemicals Inc.	94	3
* AM Castle & Co.	176	3
* Zoltek Cos. Inc.	293	3
* Clearwater Paper Corp.	32	3
* Headwaters Inc.	636	3
* TPC Group Inc.	83	2
* Universal Stainless & Alloy	71	2
* Graham Packaging Co. Inc.	167	2
Olympic Steel Inc.	96	2
* Spartech Corp.	175	2
American Vanguard Corp.	214	1
* Landec Corp.	233	1
Neenah Paper Inc.	79	1
* US Energy Corp. Wyoming	282	1
Quaker Chemical Corp.	32	1
* Metals USA Holdings Corp.	57	1
Hawkins Inc.	15	1
* AEP Industries Inc.	26	1
NL Industries Inc.	49	1
* Kraton Performance Polymers Inc.	18	1
KMG Chemicals Inc.	9	—
		349
Telecommunication Services (0.6%)
* General Communication Inc. Class A	501	6
* Premiere Global Services Inc.	633	4
* Cincinnati Bell Inc.	1,521	4
* Iridium Communications Inc.	359	3
IDT Corp. Class B	149	3
* FiberTower Corp.	527	2
USA Mobility Inc.	99	2
* Global Crossing Ltd.	125	2

* Vonage Holdings Corp.	650	2
* PAETEC Holding Corp.	421	1
* Globalstar Inc.	736	1
Consolidated Communications Holdings Inc.	60	1
* ICO Global Communications Holdings Ltd.	384	1
Shenandoah Telecommunications Co.	14	—
Atlantic Tele-Network Inc.	6	—
		32
Utilities (6.5%)
Piedmont Natural Gas Co. Inc.	755	22
Nicor Inc.	466	20
WGL Holdings Inc.	533	19
Cleco Corp.	624	19
New Jersey Resources Corp.	435	19
IDACORP Inc.	507	18
Portland General Electric Co.	793	17
Southwest Gas Corp.	478	17
UIL Holdings Corp.	529	16
Northwest Natural Gas Co.	280	14
Unisource Energy Corp.	380	13
South Jersey Industries Inc.	259	13
Black Hills Corp.	413	13
Avista Corp.	579	12
* El Paso Electric Co.	461	12
Allete Inc.	328	12
NorthWestern Corp.	381	11
PNM Resources Inc.	914	11
MGE Energy Inc.	244	10
Empire District Electric Co.	423	9
Laclede Group Inc.	235	8
CH Energy Group Inc.	167	8
California Water Service Group	208	8
Otter Tail Corp.	358	7
American States Water Co.	196	7
* Dynegy Inc. Class A	1,081	6
Chesapeake Utilities Corp.	100	4
SJW Corp.	137	3
Middlesex Water Co.	161	3
Unitil Corp.	115	3
Central Vermont Public Service Corp.	126	3
Connecticut Water Service Inc.	90	2
York Water Co.	133	2
Consolidated Water Co. Ltd.	153	1
Artesian Resources Corp. Class A	67	1
* American DG Energy Inc.	49	—
		363
Total Common Stocks (Cost $5,253)		5,596

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $7)	0.216%	6,672	7

Total Investments (99.9%) (Cost $5,260)			5,603
Other Assets and Liabilities-Net (0.1%)			5
Net Assets (100%)			5,608

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $5,260,000. Net unrealized appreciation of investment securities for tax purposes was $343,000, consisting of unrealized gains of $471,000 on securities that had risen in value since their purchase and $128,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (17.9%)
* Deckers Outdoor Corp.	408	31
Sotheby's	703	28
* Warnaco Group Inc.	468	25
Polaris Industries Inc.	328	24
* Tenneco Inc.	630	23
* Coinstar Inc.	336	22
* Under Armour Inc. Class A	374	22
* Dana Holding Corp.	1,368	21
* Cheesecake Factory Inc.	640	20
* Carter's Inc.	630	20
* Valassis Communications Inc.	526	17
* AnnTaylor Stores Corp.	626	17
Wolverine World Wide Inc.	529	17
* CROCS Inc.	914	16
* Life Time Fitness Inc.	395	16
Brunswick Corp.	943	15
* Dress Barn Inc.	597	15
* Jo-Ann Stores Inc.	294	14
Cooper Tire & Rubber Co.	655	14
* Eastman Kodak Co.	2,873	14
* Childrens Place Retail Stores Inc.	258	13
* JOS A Bank Clothiers Inc.	284	13
Cracker Barrel Old Country Store Inc.	237	12
* Sally Beauty Holdings Inc.	880	12
PF Chang's China Bistro Inc.	239	12
* Steven Madden Ltd.	253	11
* HSN Inc.	400	11
* Ulta Salon Cosmetics & Fragrance Inc.	323	11
Pool Corp.	510	11
* Jack in the Box Inc.	526	11
* Pier 1 Imports Inc.	1,077	11
National CineMedia Inc.	546	10
* Hibbett Sports Inc.	297	10
Monro Muffler Brake Inc.	205	10
* Texas Roadhouse Inc. Class A	592	10
Matthews International Corp. Class A	311	10
* DineEquity Inc.	185	10
Buckle Inc.	255	10
* Capella Education Co.	173	9
* Shutterfly Inc.	277	9
* Buffalo Wild Wings Inc.	187	9
* BJ's Restaurants Inc.	232	9
* CEC Entertainment Inc.	226	8
* Skechers U.S.A. Inc. Class A	357	8
Cato Corp. Class A	287	8
Arbitron Inc.	274	8
* Collective Brands Inc.	457	8
* Timberland Co. Class A	301	7
* Talbots Inc.	632	7

* Liz Claiborne Inc.	974	7
* Interval Leisure Group Inc.	410	7
* Zumiez Inc.	212	7
* K12 Inc.	259	7
* American Axle & Manufacturing Holdings Inc.	618	7
* Maidenform Brands Inc.	236	6
* American Public Education Inc.	189	6
* Blue Nile Inc.	130	6
* 99 Cents Only Stores	405	6
* Steiner Leisure Ltd.	153	6
* Grand Canyon Education Inc.	319	6
* Shuffle Master Inc.	552	6
* Sonic Corp.	630	6
* True Religion Apparel Inc.	262	6
NutriSystem Inc.	277	6
* DSW Inc. Class A	146	6
National Presto Industries Inc.	49	6
* Belo Corp. Class A	940	5
* OfficeMax Inc.	316	5
* Lumber Liquidators Holdings Inc.	229	5
* Pre-Paid Legal Services Inc.	77	5
Harte-Hanks Inc.	399	5
Ameristar Casinos Inc.	273	5
* Vitamin Shoppe Inc.	164	5
* Fuel Systems Solutions Inc.	139	5
* Asbury Automotive Group Inc.	299	5
* Dorman Products Inc.	117	5
* Peet's Coffee & Tea Inc.	121	5
* Rue21 Inc.	151	5
Universal Technical Institute Inc.	217	5
* Knology Inc.	288	4
* iRobot Corp.	217	4
* G-III Apparel Group Ltd.	159	4
Brown Shoe Co. Inc.	306	4
* Papa John's International Inc.	169	4
PetMed Express Inc.	237	4
* Select Comfort Corp.	478	4
* Bravo Brio Restaurant Group Inc.	227	4
* Retail Ventures Inc.	238	4
* Corinthian Colleges Inc.	908	4
* Denny's Corp.	1,022	4
* Citi Trends Inc.	153	4
* Krispy Kreme Doughnuts Inc.	602	4
* Lions Gate Entertainment Corp.	500	4
Volcom Inc.	199	4
Oxford Industries Inc.	142	4
* hhgregg Inc.	136	3
* California Pizza Kitchen Inc.	199	3
Sturm Ruger & Co. Inc.	197	3
* Winnebago Industries Inc.	300	3
* Bridgepoint Education Inc.	201	3
World Wrestling Entertainment Inc. Class A	217	3
Big 5 Sporting Goods Corp.	211	3
* AFC Enterprises Inc.	215	3
Finish Line Inc. Class A	156	3
* Scientific Games Corp. Class A	340	3
* Penske Automotive Group Inc.	172	3
* Rentrak Corp.	96	3

* Wet Seal Inc. Class A	765	3
* Express Inc.	165	3
* Lincoln Educational Services Corp.	169	2
* Amerigon Inc.	223	2
* Overstock.com Inc.	151	2
* Smith & Wesson Holding Corp.	580	2
Ambassadors Group Inc.	197	2
Group 1 Automotive Inc.	56	2
* Coldwater Creek Inc.	622	2
* Domino's Pizza Inc.	141	2
* Kirkland's Inc.	172	2
* Stoneridge Inc.	158	2
* Global Sources Ltd.	223	2
* Destination Maternity Corp.	51	2
* McClatchy Co. Class A	614	2
* Casual Male Retail Group Inc.	381	2
* Entercom Communications Corp. Class A	202	2
* K-Swiss Inc. Class A	137	2
* Leapfrog Enterprises Inc.	290	2
* Drugstore.Com Inc.	956	2
Cherokee Inc.	79	2
* Exide Technologies	190	2
CPI Corp.	54	2
* Ruth's Hospitality Group Inc.	309	2
* Drew Industries Inc.	73	1
* Universal Electronics Inc.	53	1
Ethan Allen Interiors Inc.	87	1
* Martha Stewart Living Omnimedia Class A	274	1
* America's Car-Mart Inc.	51	1
* Entravision Communications Corp. Class A	501	1
* Jamba Inc.	612	1
Systemax Inc.	92	1
HOT Topic Inc.	193	1
* Biglari Holdings Inc.	3	1
Superior Industries International Inc.	59	1
* Midas Inc.	147	1
* Stein Mart Inc.	113	1
* Orbitz Worldwide Inc.	203	1
Christopher & Banks Corp.	207	1
* US Auto Parts Network Inc.	135	1
* Ballantyne Strong Inc.	146	1
RG Barry Corp.	87	1
* Genesco Inc.	25	1
* Culp Inc.	91	1
* Vitacost.com Inc.	148	1
* Carrols Restaurant Group Inc.	128	1
* Lee Enterprises Inc.	462	1
Weyco Group Inc.	35	1
* ReachLocal Inc.	49	1
* Caribou Coffee Co. Inc.	75	1
* Vera Bradley Inc.	25	1
* Sonic Automotive Inc. Class A	65	1
Winmark Corp.	25	1
* Summer Infant Inc.	111	1
* Playboy Enterprises Inc. Class B	155	1
Churchill Downs Inc.	19	1
* Einstein Noah Restaurant Group Inc.	58	1
Lacrosse Footwear Inc.	48	1

Blyth Inc.	16	1
* Joe's Jeans Inc.	437	1
* Warner Music Group Corp.	142	1
* Marine Products Corp.	102	1
Learning Tree International Inc.	63	1
* SuperMedia Inc.	132	1
* Morgans Hotel Group Co.	78	1
Standard Motor Products Inc.	47	1
* Sealy Corp.	189	1
* Bon-Ton Stores Inc.	42	1
National American University Holdings Inc.	80	1
* Core-Mark Holding Co. Inc.	15	1
* McCormick & Schmick's Seafood Restaurants Inc.	62	1
* Westwood One Inc.	54	1
American Greetings Corp. Class A	25	1
* Pinnacle Entertainment Inc.	37	1
* Carmike Cinemas Inc.	58	—
* Cavco Industries Inc.	13	—
* Shoe Carnival Inc.	17	—
* La-Z-Boy Inc.	58	—
* Cambium Learning Group Inc.	146	—
* RC2 Corp.	19	—
Bebe Stores Inc.	64	—
* CKX Inc.	98	—
* Gordmans Stores Inc.	29	—
* Kenneth Cole Productions Inc. Class A	25	—
* Shiloh Industries Inc.	27	—
* Monarch Casino & Resort Inc.	25	—
Lithia Motors Inc. Class A	23	—
Haverty Furniture Cos. Inc.	23	—
* Empire Resorts Inc.	261	—
Sinclair Broadcast Group Inc. Class A	34	—
* Journal Communications Inc. Class A	58	—
PRIMEDIA Inc.	52	—
* LodgeNet Interactive Corp.	80	—
* Kid Brands Inc.	25	—
Value Line Inc.	14	—
* Media General Inc. Class A	47	—
* Perry Ellis International Inc.	7	—
* Princeton Review Inc.	192	—
* Cumulus Media Inc. Class A	44	—
* Dex One Corp.	32	—
* Multimedia Games Inc.	33	—
* Beasley Broadcasting Group Inc. Class A	34	—
* Crown Media Holdings Inc. Class A	50	—
* Nexstar Broadcasting Group Inc. Class A	21	—
* LIN TV Corp. Class A	24	—
* Isle of Capri Casinos Inc.	12	—
* Delta Apparel Inc.	6	—
* American Apparel Inc.	44	—
* New York & Co. Inc.	17	—
* Conn's Inc.	13	—
* 1-800-Flowers.com Inc. Class A	15	—
		1,051
Consumer Staples (3.0%)
* United Natural Foods Inc.	510	19
Nu Skin Enterprises Inc. Class A	524	17

Diamond Foods Inc.	225	10
Lancaster Colony Corp.	199	10
Sanderson Farms Inc.	209	9
Ruddick Corp.	236	9
* Darling International Inc.	632	7
* Boston Beer Co. Inc. Class A	89	7
WD-40 Co.	162	6
J&J Snack Foods Corp.	138	6
Lance Inc.	266	6
Tootsie Roll Industries Inc.	224	6
Casey's General Stores Inc.	149	6
Vector Group Ltd.	308	6
Pricesmart Inc.	163	5
* Fresh Market Inc.	146	5
Cal-Maine Foods Inc.	131	4
* Heckmann Corp.	914	4
B&G Foods Inc. Class A	272	4
* Medifast Inc.	139	3
Inter Parfums Inc.	147	3
* USANA Health Sciences Inc.	62	3
Calavo Growers Inc.	113	3
* Synutra International Inc.	197	3
Coca-Cola Bottling Co. Consolidated	43	3
* Star Scientific Inc.	994	2
Limoneira Co.	84	2
National Beverage Corp.	115	2
* Pilgrim's Pride Corp.	220	1
* Smart Balance Inc.	297	1
Female Health Co.	184	1
Village Super Market Inc. Class A	31	1
Arden Group Inc.	12	1
* Cellu Tissue Holdings Inc.	67	1
* Nature's Sunshine Products Inc.	78	1
* Revlon Inc. Class A	54	1
* Lifeway Foods Inc.	50	1
* Rite Aid Corp.	437	—
* Pantry Inc.	18	—
Alico Inc.	13	—
* Great Atlantic & Pacific Tea Co.	92	—
Schiff Nutrition International Inc.	33	—
Bridgford Foods Corp.	18	—
Oil-Dri Corp. of America	9	—
* Susser Holdings Corp.	12	—
MGP Ingredients Inc.	17	—
Farmer Bros Co.	4	—
		179
Energy (4.8%)
* Brigham Exploration Co.	1,221	31
* Dril-Quip Inc.	357	28
CARBO Ceramics Inc.	203	20
Lufkin Industries Inc.	318	16
* Energy XXI Bermuda Ltd.	542	13
* McMoRan Exploration Co.	887	13
* Rosetta Resources Inc.	333	12
World Fuel Services Corp.	389	12
* Northern Oil and Gas Inc.	455	10
* ION Geophysical Corp.	1,309	9

* Carrizo Oil & Gas Inc.	321	9
RPC Inc.	297	9
* Kodiak Oil & Gas Corp.	1,564	8
* Oasis Petroleum Inc.	247	6
* Clean Energy Fuels Corp.	413	6
* Gulfport Energy Corp.	279	5
* American Oil & Gas Inc.	518	5
* TransAtlantic Petroleum Ltd.	1,517	5
* James River Coal Co.	231	5
* Contango Oil & Gas Co.	80	5
* Uranium Energy Corp.	624	4
* Clayton Williams Energy Inc.	54	4
Apco Oil and Gas International Inc.	94	4
* Magnum Hunter Resources Corp.	542	3
Houston American Energy Corp.	186	3
* OYO Geospace Corp.	39	3
* Rentech Inc.	2,222	3
* FX Energy Inc.	446	3
* Endeavour International Corp.	207	2
* L&L Energy Inc.	181	2
Panhandle Oil and Gas Inc. Class A	74	2
* Callon Petroleum Co.	296	2
* Cloud Peak Energy Inc.	66	1
* CAMAC Energy Inc.	491	1
* Syntroleum Corp.	714	1
* Cheniere Energy Inc.	214	1
* Scorpio Tankers Inc.	108	1
* Abraxas Petroleum Corp.	251	1
* BPZ Resources Inc.	238	1
* Tetra Technologies Inc.	85	1
* Evolution Petroleum Corp.	152	1
* RAM Energy Resources Inc.	524	1
* Petroquest Energy Inc.	131	1
* Venoco Inc.	47	1
* Key Energy Services Inc.	75	1
* Isramco Inc.	12	1
* Stone Energy Corp.	32	1
* Rex Energy Corp.	55	1
* Warren Resources Inc.	116	1
* Vaalco Energy Inc.	61	—
* Resolute Energy Corp.	34	—
* Matrix Service Co.	42	—
Hallador Energy Co.	35	—
W&T Offshore Inc.	22	—
* Newpark Resources Inc.	63	—
Golar LNG Ltd.	23	—
		279
Financials (4.8%)
* Signature Bank	433	19
* Stifel Financial Corp.	329	17
Mid-America Apartment Communities Inc.	217	13
Tanger Factory Outlet Centers	250	12
* Ezcorp Inc. Class A	441	11
* Portfolio Recovery Associates Inc.	175	11
Equity Lifestyle Properties Inc.	178	9
* First Cash Financial Services Inc.	310	9
* optionsXpress Holdings Inc.	435	7

Home Properties Inc.	127	7
Potlatch Corp.	214	7
* Dollar Financial Corp.	251	6
Westamerica Bancorporation	134	6
KBW Inc.	248	6
Alexander's Inc.	14	5
MarketAxess Holdings Inc.	285	5
EastGroup Properties Inc.	124	5
Tower Group Inc.	188	5
Washington Real Estate Investment Trust	156	5
National Health Investors Inc.	108	5
* Cardtronics Inc.	278	5
Evercore Partners Inc. Class A	153	5
First Financial Bankshares Inc.	94	4
BGC Partners Inc. Class A	588	4
Omega Healthcare Investors Inc.	186	4
Duff & Phelps Corp. Class A	281	4
* World Acceptance Corp.	84	4
Cohen & Steers Inc.	145	4
* eHealth Inc.	242	4
Cash America International Inc.	100	4
* Credit Acceptance Corp.	58	4
DuPont Fabros Technology Inc.	157	3
Associated Estates Realty Corp.	236	3
Artio Global Investors Inc. Class A	259	3
Getty Realty Corp.	97	3
* FelCor Lodging Trust Inc.	486	3
* Financial Engines Inc.	133	2
* Virtus Investment Partners Inc.	48	2
Universal Health Realty Income Trust	60	2
Epoch Holding Corp.	125	2
Oritani Financial Corp.	176	2
Westwood Holdings Group Inc.	55	2
* Kennedy-Wilson Holdings Inc.	201	2
PS Business Parks Inc.	37	2
GAMCO Investors Inc.	43	2
GFI Group Inc.	399	2
* Encore Capital Group Inc.	99	2
Saul Centers Inc.	43	2
* Strategic Hotels & Resorts Inc.	359	2
Diamond Hill Investment Group Inc.	23	2
Acadia Realty Trust	84	1
Life Partners Holdings Inc.	67	1
LTC Properties Inc.	47	1
* Ladenburg Thalmann Financial Services Inc.	940	1
* Tejon Ranch Co.	46	1
* CNO Financial Group Inc.	188	1
* HFF Inc. Class A	117	1
* Gleacher & Co. Inc.	395	1
First American Financial Corp.	64	1
Equity One Inc.	52	1
* Investors Bancorp Inc.	68	1
Suffolk Bancorp	29	1
* Crawford & Co. Class B	246	1
* TradeStation Group Inc.	108	1
Bank of the Ozarks Inc.	18	1
Compass Diversified Holdings	35	1
* Netspend Holdings Inc.	43	1

Pzena Investment Management Inc. Class A	79	1
ViewPoint Financial Group	53	1
Bridge Bancorp Inc.	22	1
Urstadt Biddle Properties Inc. Class A	28	1
Nelnet Inc. Class A	24	1
SY Bancorp Inc.	18	—
* Rodman & Renshaw Capital Group Inc.	148	—
Advance America Cash Advance Centers Inc.	68	—
* Safeguard Scientifics Inc.	21	—
Trustco Bank Corp.	41	—
Hudson Pacific Properties Inc.	15	—
MVC Capital Inc.	16	—
* NewStar Financial Inc.	21	—
Arrow Financial Corp.	6	—
CompuCredit Holdings Corp.	14	—
JMP Group Inc.	12	—
Heritage Financial Group Inc.	3	—
		281
Health Care (18.2%)
* Salix Pharmaceuticals Ltd.	599	27
STERIS Corp.	593	20
* Onyx Pharmaceuticals Inc.	663	20
* HMS Holdings Corp.	289	18
* Catalyst Health Solutions Inc.	403	17
* Dionex Corp.	188	17
Masimo Corp.	552	17
* Healthsouth Corp.	936	17
* Theravance Inc.	667	17
* Haemonetics Corp.	268	16
Owens & Minor Inc.	531	15
Chemed Corp.	244	15
* athenahealth Inc.	354	15
* American Medical Systems Holdings Inc.	804	14
* Volcano Corp.	537	14
* Immucor Inc.	747	14
* Incyte Corp. Ltd.	938	14
* Pharmasset Inc.	314	14
* Cubist Pharmaceuticals Inc.	624	14
* Seattle Genetics Inc.	895	14
* Sirona Dental Systems Inc.	345	13
Quality Systems Inc.	202	13
West Pharmaceutical Services Inc.	343	13
* Nektar Therapeutics	1,006	13
* PSS World Medical Inc.	613	13
* Cepheid Inc.	637	13
* Bruker Corp.	748	12
* Parexel International Corp.	627	11
* Align Technology Inc.	611	11
* Acorda Therapeutics Inc.	399	11
* Impax Laboratories Inc.	577	10
* NuVasive Inc.	403	9
* Integra LifeSciences Holdings Corp.	217	9
Meridian Bioscience Inc.	419	9
* Isis Pharmaceuticals Inc.	970	9
* HeartWare International Inc.	96	9
* Neogen Corp.	232	9
* Arthrocare Corp.	278	8

* Amedisys Inc.	294	8
PDL BioPharma Inc.	1,438	8
* Savient Pharmaceuticals Inc.	696	8
* MedAssets Inc.	443	8
* Auxilium Pharmaceuticals Inc.	430	8
* Questcor Pharmaceuticals Inc.	567	8
* MWI Veterinary Supply Inc.	126	8
* Cyberonics Inc.	286	8
* Zoll Medical Corp.	221	7
* DexCom Inc.	592	7
* Luminex Corp.	386	7
Landauer Inc.	97	6
* Momenta Pharmaceuticals Inc.	414	6
* Abaxis Inc.	228	6
* Micromet Inc.	833	6
* InterMune Inc.	468	6
* Immunogen Inc.	698	6
* Geron Corp.	1,012	6
* Air Methods Corp.	115	6
* Insulet Corp.	414	6
* Vivus Inc.	833	5
* IPC The Hospitalist Co. Inc.	167	5
* Sequenom Inc.	773	5
* Targacept Inc.	246	5
* Bio-Reference Labs Inc.	247	5
* NxStage Medical Inc.	237	5
* Halozyme Therapeutics Inc.	739	5
* Orthofix International NV	181	5
Computer Programs & Systems Inc.	101	5
* Ariad Pharmaceuticals Inc.	1,140	5
* SonoSite Inc.	150	5
* Delcath Systems Inc.	450	5
* Omnicell Inc.	335	5
Analogic Corp.	95	4
* MannKind Corp.	686	4
* Inspire Pharmaceuticals Inc.	613	4
* NPS Pharmaceuticals Inc.	689	4
* Rigel Pharmaceuticals Inc.	535	4
* LHC Group Inc.	161	4
* Conceptus Inc.	320	4
* SIGA Technologies Inc.	322	4
* Merit Medical Systems Inc.	263	4
* Medicines Co.	302	4
* Medivation Inc.	350	4
* Medidata Solutions Inc.	194	4
* Emergent Biosolutions Inc.	210	4
* Natus Medical Inc.	293	4
* Emeritus Corp.	206	4
* ABIOMED Inc.	322	4
* Neurocrine Biosciences Inc.	505	4
* Enzon Pharmaceuticals Inc.	316	4
* Exelixis Inc.	600	3
* Alnylam Pharmaceuticals Inc.	375	3
* AMAG Pharmaceuticals Inc.	216	3
* Wright Medical Group Inc.	252	3
* Corvel Corp.	72	3
* Allos Therapeutics Inc.	810	3
* Optimer Pharmaceuticals Inc.	344	3

* AVANIR Pharmaceuticals Inc.	743	3
* Accuray Inc.	527	3
* Genoptix Inc.	180	3
* Ardea Biosciences Inc.	137	3
* Akorn Inc.	569	3
* MAKO Surgical Corp.	263	3
Ensign Group Inc.	140	3
* Almost Family Inc.	84	3
* AMERIGROUP Corp.	69	3
* Depomed Inc.	540	3
* Quidel Corp.	223	3
* Pain Therapeutics Inc.	366	3
* Keryx Biopharmaceuticals Inc.	526	3
* Alkermes Inc.	272	3
* Endologix Inc.	501	3
* Clarient Inc.	567	3
* eResearchTechnology Inc.	503	3
* Metabolix Inc.	275	3
* Opko Health Inc.	913	3
* Caliper Life Sciences Inc.	462	3
* Unilife Corp.	498	3
* Durect Corp.	894	3
* Genomic Health Inc.	144	3
Atrion Corp.	16	3
* Hanger Orthopedic Group Inc.	136	3
* Accelrys Inc.	301	3
* MAP Pharmaceuticals Inc.	176	3
* OraSure Technologies Inc.	476	3
* Pharmacyclics Inc.	452	2
* Jazz Pharmaceuticals Inc.	145	2
* Cytori Therapeutics Inc.	535	2
* Nabi Biopharmaceuticals	461	2
* Molina Healthcare Inc.	93	2
* Chelsea Therapeutics International Ltd.	433	2
* Arqule Inc.	428	2
* Vanda Pharmaceuticals Inc.	287	2
* Gentiva Health Services Inc.	100	2
* Dyax Corp.	1,007	2
* Spectrum Pharmaceuticals Inc.	510	2
* Kensey Nash Corp.	83	2
* Providence Service Corp.	133	2
* Rural/Metro Corp.	197	2
* Clinical Data Inc.	121	2
* Hi-Tech Pharmacal Co. Inc.	93	2
* XenoPort Inc.	283	2
* Team Health Holdings Inc.	158	2
* Exact Sciences Corp.	366	2
* Sangamo Biosciences Inc.	465	2
* Immunomedics Inc.	676	2
* Ironwood Pharmaceuticals Inc.	199	2
* Sunrise Senior Living Inc.	575	2
* AVI BioPharma Inc.	1,137	2
* Novavax Inc.	931	2
* ZIOPHARM Oncology Inc.	503	2
* BioMimetic Therapeutics Inc.	185	2
* Eurand NV	188	2
* Merge Healthcare Inc.	532	2
* Obagi Medical Products Inc.	176	2

* Staar Surgical Co.	359	2
* US Physical Therapy Inc.	98	2
* Synovis Life Technologies Inc.	116	2
* Cadence Pharmaceuticals Inc.	256	2
* Vascular Solutions Inc.	172	2
* Metropolitan Health Networks Inc.	411	2
* Array Biopharma Inc.	547	2
* Pozen Inc.	274	2
* Biotime Inc.	219	2
* Ligand Pharmaceuticals Inc. Class B	201	2
* Arena Pharmaceuticals Inc.	1,156	2
* Spectranetics Corp.	341	2
* Accretive Health Inc.	120	2
* Orexigen Therapeutics Inc.	313	2
* Vical Inc.	826	2
* IRIS International Inc.	167	2
* Omeros Corp.	193	2
* Transcend Services Inc.	94	2
* Santarus Inc.	540	2
* Inhibitex Inc.	507	2
* Dynavax Technologies Corp.	738	1
* BioCryst Pharmaceuticals Inc.	297	1
* Vital Images Inc.	108	1
* Sciclone Pharmaceuticals Inc.	384	1
* Affymax Inc.	212	1
* AVEO Pharmaceuticals Inc.	96	1
* Idenix Pharmaceuticals Inc.	368	1
* Palomar Medical Technologies Inc.	110	1
* Orthovita Inc.	687	1
* AMN Healthcare Services Inc.	244	1
America Service Group Inc.	93	1
* Celldex Therapeutics Inc.	327	1
* Enzo Biochem Inc.	307	1
* PharMerica Corp.	121	1
* Curis Inc.	779	1
* StemCells Inc.	1,233	1
* BioScrip Inc.	295	1
* CytRx Corp.	1,124	1
* Osiris Therapeutics Inc.	173	1
* Corcept Therapeutics Inc.	280	1
* Biosante Pharmaceuticals Inc.	725	1
* ICU Medical Inc.	29	1
* Continucare Corp.	225	1
* Rochester Medical Corp.	96	1
* Alliance HealthCare Services Inc.	283	1
* Exactech Inc.	59	1
* Antares Pharma Inc.	726	1
MedQuist Inc.	116	1
* Stereotaxis Inc.	294	1
* LCA-Vision Inc.	192	1
* Progenics Pharmaceuticals Inc.	208	1
* Synta Pharmaceuticals Corp.	230	1
* Furiex Pharmaceuticals Inc.	80	1
* Cytokinetics Inc.	441	1
* Cerus Corp.	401	1
* SurModics Inc.	104	1
* Neuralstem Inc.	474	1
* Lexicon Pharmaceuticals Inc.	689	1

* RehabCare Group Inc.	46	1
* Biospecifics Technologies Corp.	41	1
* MELA Sciences Inc.	260	1
* Alphatec Holdings Inc.	407	1
* Nanosphere Inc.	175	1
* Chindex International Inc.	59	1
* Peregrine Pharmaceuticals Inc.	567	1
* Cumberland Pharmaceuticals Inc.	127	1
* Syneron Medical Ltd.	88	1
* Zalicus Inc.	677	1
* Somaxon Pharmaceuticals Inc.	292	1
* Pure Bioscience	359	1
* Alimera Sciences Inc.	67	1
* PDI Inc.	74	1
* Nymox Pharmaceutical Corp.	168	1
* Infinity Pharmaceuticals Inc.	106	1
* Hansen Medical Inc.	438	1
* ExamWorks Group Inc.	36	1
* NeurogesX Inc.	114	1
* Aoxing Pharmaceutical Co. Inc.	249	1
Young Innovations Inc.	20	1
* Codexis Inc.	63	1
* TomoTherapy Inc.	167	1
* Inovio Pharmaceuticals Inc.	495	1
* St. Jude Medical Inc.	15	1
* BMP Sunstone Corp.	53	1
National Research Corp.	18	1
Invacare Corp.	18	1
* Biodel Inc.	285	—
* Alexza Pharmaceuticals Inc.	450	—
* Prospect Medical Holdings Inc.	46	—
* Celera Corp.	68	—
* Solta Medical Inc.	180	—
* Neostem Inc.	279	—
* Anthera Pharmaceuticals Inc.	59	—
* Affymetrix Inc.	75	—
* Transcept Pharmaceuticals Inc.	41	—
* Acura Pharmaceuticals Inc.	95	—
* CardioNet Inc.	62	—
* AspenBio Pharma Inc.	368	—
* Maxygen Inc.	30	—
* Cypress Bioscience Inc.	48	—
* NuPathe Inc.	30	—
* Lannett Co. Inc.	32	—
* CryoLife Inc.	28	—
* American Dental Partners Inc.	10	—
* SuperGen Inc.	40	—
* Allied Healthcare International Inc.	32	—
* RTI Biologics Inc.	32	—
* Kendle International Inc.	9	—
* Cutera Inc.	9	—
* DynaVox Inc. Class A	11	—
* Caraco Pharmaceutical Laboratories Ltd.	7	—
* Sucampo Pharmaceuticals Inc. Class A	6	—
		1,071
Industrials (17.0%)
Baldor Electric Co.	466	30

Nordson Corp.	359	29
* GrafTech International Ltd.	1,268	25
Acuity Brands Inc.	458	25
Woodward Governor Co.	643	22
CLARCOR Inc.	498	20
* Genesee & Wyoming Inc. Class A	410	19
* Clean Harbors Inc.	245	18
Watsco Inc.	296	18
* ArvinMeritor Inc.	996	18
Actuant Corp. Class A	722	17
Belden Inc.	498	17
HEICO Corp.	312	16
* American Superconductor Corp.	477	16
* Tetra Tech Inc.	658	15
* Hexcel Corp.	852	15
* Avis Budget Group Inc.	1,097	15
* Middleby Corp.	178	14
AO Smith Corp.	361	14
* Dollar Thrifty Automotive Group Inc.	306	14
Applied Industrial Technologies Inc.	453	14
Herman Miller Inc.	587	13
* HUB Group Inc. Class A	385	13
HNI Corp.	466	12
Corporate Executive Board Co.	353	12
Kaydon Corp.	345	12
Rollins Inc.	442	12
Knight Transportation Inc.	613	12
* Old Dominion Freight Line Inc.	389	11
* CoStar Group Inc.	213	11
Healthcare Services Group Inc.	676	11
* II-VI Inc.	258	11
Deluxe Corp.	496	11
Brink's Co.	416	10
* United Stationers Inc.	157	10
Simpson Manufacturing Co. Inc.	380	10
* Acacia Research - Acacia Technologies	348	9
* GeoEye Inc.	227	9
Franklin Electric Co. Inc.	220	9
Barnes Group Inc.	441	8
* DigitalGlobe Inc.	284	8
* Geo Group Inc.	347	8
* RBC Bearings Inc.	224	8
Forward Air Corp.	299	8
* Beacon Roofing Supply Inc.	469	8
Heartland Express Inc.	520	8
Resources Connection Inc.	477	8
Allegiant Travel Co. Class A	157	8
* Insituform Technologies Inc. Class A	348	8
* Blount International Inc.	493	8
Lindsay Corp.	129	8
* Advisory Board Co.	159	8
Interface Inc. Class A	520	8
American Science & Engineering Inc.	93	7
Knoll Inc.	484	7
Raven Industries Inc.	167	7
* Polypore International Inc.	224	7
Tennant Co.	195	7
Badger Meter Inc.	154	7

Administaff Inc.	224	6
Mine Safety Appliances Co.	201	6
* A123 Systems Inc.	748	6
Briggs & Stratton Corp.	321	6
John Bean Technologies Corp.	290	5
* 3D Systems Corp.	188	5
Mueller Water Products Inc. Class A	1,487	5
NACCO Industries Inc. Class A	55	5
* EnerNOC Inc.	203	5
* Kforce Inc.	317	5
* TrueBlue Inc.	287	5
* Exponent Inc.	135	5
* Altra Holdings Inc.	276	5
* Consolidated Graphics Inc.	96	5
AZZ Inc.	120	4
* EnerSys	142	4
* Satcon Technology Corp.	1,195	4
* Aerovironment Inc.	170	4
* Colfax Corp.	248	4
* Teledyne Technologies Inc.	102	4
Kaman Corp.	143	4
Sun Hydraulics Corp.	129	4
* Orbital Sciences Corp.	243	4
Gorman-Rupp Co.	126	4
* Orion Marine Group Inc.	277	4
* Sauer-Danfoss Inc.	119	4
Vicor Corp.	201	3
ABM Industries Inc.	145	3
* EnPro Industries Inc.	89	3
AAON Inc.	127	3
Cubic Corp.	70	3
* Trimas Corp.	155	3
* Trex Co. Inc.	159	3
* Cenveo Inc.	567	3
* Standard Parking Corp.	160	3
McGrath Rentcorp	101	3
US Ecology Inc.	176	3
* Ener1 Inc.	628	3
Textainer Group Holdings Ltd.	98	3
* Taser International Inc.	645	3
* Hawk Corp. Class A	51	3
* NCI Building Systems Inc.	234	2
* PMFG Inc.	152	2
* Furmanite Corp.	337	2
Applied Signal Technology Inc.	65	2
* Pacer International Inc.	360	2
Houston Wire & Cable Co.	183	2
* APAC Customer Services Inc.	328	2
* Capstone Turbine Corp.	2,478	2
* Dolan Co.	136	2
* Astronics Corp.	90	2
* DXP Enterprises Inc.	85	2
* Celadon Group Inc.	135	2
* Mistras Group Inc.	149	2
Schawk Inc. Class A	98	2
Graham Corp.	101	2
Great Lakes Dredge & Dock Corp.	212	2
* PowerSecure International Inc.	188	2

* Huron Consulting Group Inc.	71	2
Mueller Industries Inc.	52	2
* Park-Ohio Holdings Corp.	81	2
* LaBarge Inc.	107	2
* Innerworkings Inc.	245	2
* Advanced Battery Technologies Inc.	397	2
* CBIZ Inc.	248	1
* Higher One Holdings Inc.	73	1
* ICF International Inc.	60	1
Werner Enterprises Inc.	64	1
* Flow International Corp.	414	1
* Hudson Highland Group Inc.	331	1
Quanex Building Products Corp.	81	1
* Energy Recovery Inc.	376	1
* Casella Waste Systems Inc. Class A	257	1
* Alaska Air Group Inc.	21	1
Albany International Corp.	53	1
* Dynamex Inc.	46	1
* FuelCell Energy Inc.	982	1
TAL International Group Inc.	39	1
* Franklin Covey Co.	135	1
* Generac Holdings Inc.	72	1
* Hawaiian Holdings Inc.	127	1
* Navigant Consulting Inc.	120	1
* Volt Information Sciences Inc.	143	1
Watts Water Technologies Inc. Class A	29	1
Ennis Inc.	55	1
Titan International Inc.	57	1
Dynamic Materials Corp.	55	1
* SYKES Enterprises Inc.	48	1
Steelcase Inc. Class A	92	1
* Titan Machinery Inc.	42	1
* School Specialty Inc.	69	1
* Roadrunner Transportation Systems Inc.	66	1
* Xerium Technologies Inc.	63	1
Barrett Business Services Inc.	55	1
* CAI International Inc.	38	1
* UQM Technologies Inc.	371	1
Standex International Corp.	24	1
VSE Corp.	22	1
Viad Corp.	28	1
* Kadant Inc.	34	1
* Applied Energetics Inc.	799	1
* Interline Brands Inc.	30	1
* SFN Group Inc.	72	1
* Ameresco Inc. Class A	46	1
Standard Register Co.	184	1
* Kelly Services Inc. Class A	29	1
Marten Transport Ltd.	24	1
Omega Flex Inc.	28	—
* MYR Group Inc.	30	—
* Korn/Ferry International	27	—
* Broadwind Energy Inc.	242	—
* Coleman Cable Inc.	77	—
* CRA International Inc.	20	—
* BlueLinx Holdings Inc.	113	—
* GP Strategies Corp.	43	—
CIRCOR International Inc.	10	—

* American Reprographics Co.	54	—
Tredegar Corp.	19	—
* Hill International Inc.	63	—
* Michael Baker Corp.	10	—
Heidrick & Struggles International Inc.	15	—
CDI Corp.	18	—
Twin Disc Inc.	12	—
* Team Inc.	14	—
* On Assignment Inc.	40	—
* Global Defense Technology & Systems Inc.	19	—
Primoris Services Corp.	24	—
Ampco-Pittsburgh Corp.	8	—
* Quality Distribution Inc.	28	—
* GenCorp Inc.	39	—
American Woodmark Corp.	7	—
* M&F Worldwide Corp.	6	—
* PGT Inc.	61	—
* Argan Inc.	14	—
Multi-Color Corp.	6	—
* Builders FirstSource Inc.	74	—
Met-Pro Corp.	10	—
Compx International Inc.	9	—
Insteel Industries Inc.	10	—
Alamo Group Inc.	4	—
Preformed Line Products Co.	2	—
* Thermadyne Holdings Corp.	6	—
* Patriot Transportation Holding Inc.	1	—
* Hoku Corp.	16	—
* LECG Corp.	34	—
		999
Information Technology (27.7%)
* Riverbed Technology Inc.	1,319	45
* TIBCO Software Inc.	1,738	34
* VeriFone Systems Inc.	896	31
* Rackspace Hosting Inc.	1,018	30
* Parametric Technology Corp.	1,219	26
Jack Henry & Associates Inc.	897	25
* Acme Packet Inc.	464	23
* Concur Technologies Inc.	425	22
* Netlogic Microsystems Inc.	664	21
ADTRAN Inc.	654	20
* SuccessFactors Inc.	667	20
* RF Micro Devices Inc.	2,835	20
* TriQuint Semiconductor Inc.	1,645	20
* Ariba Inc.	952	19
* Veeco Instruments Inc.	430	19
Plantronics Inc.	511	18
* Wright Express Corp.	412	18
* Cavium Networks Inc.	472	17
* Aruba Networks Inc.	816	17
* Progress Software Corp.	448	17
* GSI Commerce Inc.	703	17
* Hittite Microwave Corp.	291	17
* Semtech Corp.	662	16
* InterDigital Inc.	468	15
* Finisar Corp.	803	15
* Blackboard Inc.	365	15

* Quest Software Inc.	580	15
* Fortinet Inc.	448	14
* CommVault Systems Inc.	462	13
Sapient Corp.	1,104	13
* Taleo Corp. Class A	410	13
* Acxiom Corp.	733	12
* Lawson Software Inc.	1,430	12
* OpenTable Inc.	163	12
Blackbaud Inc.	462	12
* Omnivision Technologies Inc.	410	12
* Netgear Inc.	363	12
* Blue Coat Systems Inc.	429	11
* Plexus Corp.	416	11
* Ultimate Software Group Inc.	257	11
MAXIMUS Inc.	180	11
* Cirrus Logic Inc.	715	11
* ADC Telecommunications Inc.	854	11
Power Integrations Inc.	254	10
* ValueClick Inc.	653	10
* Synaptics Inc.	349	10
* TiVo Inc.	1,190	10
* SAVVIS Inc.	386	10
* Art Technology Group Inc.	1,618	10
* Isilon Systems Inc.	275	9
* Websense Inc.	445	9
Cognex Corp.	324	9
Littelfuse Inc.	194	9
* ACI Worldwide Inc.	350	9
* j2 Global Communications Inc.	323	9
* Diodes Inc.	349	9
* Sanmina-SCI Corp.	819	9
* Advent Software Inc.	163	8
* DTS Inc.	179	8
* Mantech International Corp. Class A	209	8
* Loral Space & Communications Inc.	111	8
Anixter International Inc.	145	8
* MicroStrategy Inc. Class A	93	8
* Aspen Technology Inc.	641	8
* IPG Photonics Corp.	268	8
* Sourcefire Inc.	283	8
* Universal Display Corp.	310	8
* Amkor Technology Inc.	1,081	8
* Constant Contact Inc.	294	8
* Coherent Inc.	179	7
* Quantum Corp.	2,012	7
* Manhattan Associates Inc.	234	7
* Microsemi Corp.	325	7
* Terremark Worldwide Inc.	600	7
* STEC Inc.	420	7
* Stratasys Inc.	211	7
* Netscout Systems Inc.	315	7
* Infinera Corp.	837	7
* Power-One Inc.	720	7
* LogMeIn Inc.	155	7
* DealerTrack Holdings Inc.	349	7
* Integrated Device Technology Inc.	1,031	7
* Tyler Technologies Inc.	319	7
* DG FastChannel Inc.	258	7

Syntel Inc.	136	7
Micrel Inc.	524	7
MTS Systems Corp.	168	6
* SolarWinds Inc.	360	6
* MIPS Technologies Inc. Class A	473	6
* Applied Micro Circuits Corp.	674	6
* Compellent Technologies Inc.	240	6
Heartland Payment Systems Inc.	390	6
* Radiant Systems Inc.	341	6
* Bottomline Technologies Inc.	325	6
* Entropic Communications Inc.	673	6
* Brightpoint Inc.	726	6
* Tessera Technologies Inc.	299	6
* Ebix Inc.	277	6
* Volterra Semiconductor Corp.	255	6
* RightNow Technologies Inc.	223	6
* TeleTech Holdings Inc.	295	6
* Ancestry.com Inc.	195	6
* Synchronoss Technologies Inc.	210	5
* Monolithic Power Systems Inc.	333	5
* Ixia	337	5
* Mentor Graphics Corp.	475	5
* Lattice Semiconductor Corp.	1,195	5
* Forrester Research Inc.	150	5
* TNS Inc.	269	5
Pegasystems Inc.	167	5
* comScore Inc.	234	5
* Viasat Inc.	124	5
VirnetX Holding Corp.	363	5
* Oclaro Inc.	509	5
iGate Corp.	244	5
NIC Inc.	575	5
* Kulicke & Soffa Industries Inc.	723	5
* Xyratex Ltd.	311	5
* Sonus Networks Inc.	1,767	5
* NetSuite Inc.	189	5
* Ceva Inc.	202	5
* Silicon Image Inc.	602	5
* LivePerson Inc.	459	4
* Maxwell Technologies Inc.	272	4
* MKS Instruments Inc.	215	4
* OSI Systems Inc.	124	4
* FARO Technologies Inc.	166	4
* GT Solar International Inc.	643	4
* Kenexa Corp.	233	4
* Vocus Inc.	173	4
* Smith Micro Software Inc.	276	4
* Move Inc.	1,607	4
* Unisys Corp.	178	4
* LTX-Credence Corp.	504	4
* Rofin-Sinar Technologies Inc.	133	4
* Ultratech Inc.	199	4
* Interactive Intelligence Inc.	134	4
Park Electrochemical Corp.	131	4
* Rubicon Technology Inc.	163	4
* Hypercom Corp.	475	4
* Intermec Inc.	300	3
* Sonic Solutions Inc.	337	3

Opnet Technologies Inc.	137	3
* ShoreTel Inc.	464	3
* ExlService Holdings Inc.	157	3
* Echelon Corp.	340	3
Comtech Telecommunications Corp.	108	3
* Anadigics Inc.	494	3
* support.com Inc.	481	3
* CSG Systems International Inc.	164	3
Cass Information Systems Inc.	87	3
* RealPage Inc.	112	3
* Epicor Software Corp.	310	3
* Checkpoint Systems Inc.	161	3
* Cymer Inc.	75	3
* Brooks Automation Inc.	393	3
* KIT Digital Inc.	204	3
* Entegris Inc.	429	3
* Magma Design Automation Inc.	666	3
* Advanced Energy Industries Inc.	236	3
* Limelight Networks Inc.	388	3
* Spansion Inc. Class A	134	3
* Actuate Corp.	467	3
* Super Micro Computer Inc.	252	3
* Monotype Imaging Holdings Inc.	229	3
* TTM Technologies Inc.	192	3
* Supertex Inc.	101	3
* FEI Co.	106	3
* Arris Group Inc.	251	3
* SS&C Technologies Holdings Inc.	129	3
Keithley Instruments Inc.	116	3
* QLIK Technologies Inc.	106	3
* Travelzoo Inc.	57	2
* NVE Corp.	48	2
* Rosetta Stone Inc.	108	2
Methode Electronics Inc.	222	2
* Liquidity Services Inc.	146	2
* Hughes Communications Inc.	57	2
* Rudolph Technologies Inc.	302	2
* Zix Corp.	575	2
* Multi-Fineline Electronix Inc.	94	2
* Nanometrics Inc.	184	2
* Wave Systems Corp. Class A	825	2
* Cabot Microelectronics Corp.	55	2
* JDA Software Group Inc.	79	2
* QuinStreet Inc.	104	2
* Openwave Systems Inc.	864	2
* Mindspeed Technologies Inc.	329	2
* DemandTec Inc.	197	2
* Lionbridge Technologies Inc.	614	2
* RealD Inc.	70	2
* LoopNet Inc.	187	2
* Digimarc Corp.	70	2
* KVH Industries Inc.	148	2
* VASCO Data Security International Inc.	224	2
* Standard Microsystems Corp.	71	2
* Integrated Silicon Solution Inc.	239	2
* PROS Holdings Inc.	199	2
* Digital River Inc.	51	2
* MoneyGram International Inc.	766	2

* Dice Holdings Inc.	164	2
* Perficient Inc.	163	2
* SMART Modular Technologies WWH Inc.	322	2
* IntraLinks Holdings Inc.	87	2
* Rogers Corp.	54	2
* Ultra Clean Holdings	223	2
* IXYS Corp.	156	2
* Saba Software Inc.	289	2
Pulse Electronics Corp.	425	2
* Comverge Inc.	259	2
* Newport Corp.	116	2
* Radisys Corp.	181	2
* Immersion Corp.	289	2
Renaissance Learning Inc.	136	2
* Knot Inc.	166	2
American Software Inc. Class A	227	2
* NCI Inc. Class A	68	2
Stamps.com Inc.	109	1
* Inphi Corp.	90	1
DDi Corp.	136	1
* Mattson Technology Inc.	515	1
* Oplink Communications Inc.	82	1
* Insight Enterprises Inc.	112	1
* Harmonic Inc.	207	1
* FSI International Inc.	396	1
* Deltek Inc.	191	1
* BroadSoft Inc.	59	1
* THQ Inc.	259	1
* Microvision Inc.	914	1
* PLX Technology Inc.	382	1
* Echo Global Logistics Inc.	110	1
* Network Equipment Technologies Inc.	310	1
* Motricity Inc.	42	1
United Online Inc.	193	1
* Fabrinet	71	1
* Intevac Inc.	89	1
* Tekelec	93	1
* MoSys Inc.	280	1
* Conexant Systems Inc.	837	1
* Cray Inc.	157	1
* CACI International Inc. Class A	22	1
* Seachange International Inc.	136	1
* AXT Inc.	132	1
* Global Cash Access Holdings Inc.	461	1
CTS Corp.	102	1
* Archipelago Learning Inc.	121	1
* GSI Technology Inc.	141	1
* Kopin Corp.	258	1
* Virtusa Corp.	76	1
* SRS Labs Inc.	121	1
* Computer Task Group Inc.	103	1
* Occam Networks Inc.	129	1
* PDF Solutions Inc.	233	1
* Internet Brands Inc. Class A	69	1
Daktronics Inc.	68	1
* Benchmark Electronics Inc.	57	1
* TeleCommunication Systems Inc. Class A	192	1
* Envestnet Inc.	61	1

* Calix Inc.	67	1
* Guidance Software Inc.	137	1
* MaxLinear Inc.	77	1
* Meru Networks Inc.	56	1
* Spectrum Control Inc.	50	1
* Extreme Networks	255	1
* Take-Two Interactive Software Inc.	67	1
* BigBand Networks Inc.	239	1
* SRA International Inc. Class A	36	1
Cohu Inc.	46	1
* Hackett Group Inc.	184	1
* TechTarget Inc.	107	1
* Local.com Corp.	165	1
QAD Inc.	132	1
* SPS Commerce Inc.	49	1
* Sigma Designs Inc.	48	1
* Network Engines Inc.	371	1
* Mediamind Technologies Inc.	43	1
* Viasystems Group Inc.	32	1
* TeleNav Inc.	83	1
* Presstek Inc.	283	1
* Mercury Computer Systems Inc.	28	1
* Energy Conversion Devices Inc.	102	—
Tessco Technologies Inc.	30	—
Richardson Electronics Ltd.	42	—
* Convio Inc.	61	—
* Online Resources Corp.	94	—
* Digi International Inc.	42	—
* Electro Scientific Industries Inc.	26	—
* Infospace Inc.	47	—
* FalconStor Software Inc.	136	—
* Zoran Corp.	52	—
* ATMI Inc.	19	—
* Internet Capital Group Inc.	27	—
* Tier Technologies Inc. Class B	68	—
* Advanced Analogic Technologies Inc.	91	—
* Novatel Wireless Inc.	33	—
* Zygo Corp.	28	—
* Anaren Inc.	17	—
EPIQ Systems Inc.	24	—
* Pericom Semiconductor Corp.	30	—
* Exar Corp.	41	—
* Axcelis Technologies Inc.	93	—
* Microtune Inc.	76	—
Keynote Systems Inc.	16	—
* ModusLink Global Solutions Inc.	26	—
* Silicon Graphics International Corp.	21	—
* EMS Technologies Inc.	8	—
Bel Fuse Inc. Class B	6	—
* Stream Global Services Inc.	34	—
* Trident Microsystems Inc.	63	—
* CPI International Inc.	6	—
* Globecomm Systems Inc.	13	—
* Integral Systems Inc.	11	—
* Alpha & Omega Semiconductor Ltd.	5	—
* Agilysys Inc.	10	—
* ePlus Inc.	2	—

* Ikanos Communications Inc.	40	—
		1,627
Materials (5.0%)
* Solutia Inc.	1,278	27
* Allied Nevada Gold Corp.	791	21
* Rockwood Holdings Inc.	413	16
NewMarket Corp.	111	14
Schweitzer-Mauduit International Inc.	197	12
* Golden Star Resources Ltd.	2,657	12
Globe Specialty Metals Inc.	632	10
Silgan Holdings Inc.	275	9
Balchem Corp.	290	9
* Stillwater Mining Co.	458	9
Olin Corp.	473	9
* PolyOne Corp.	668	8
* Calgon Carbon Corp.	579	8
Rock-Tenn Co. Class A	137	7
* Clearwater Paper Corp.	87	7
AMCOL International Corp.	246	7
Koppers Holdings Inc.	212	6
* US Gold Corp.	919	6
Worthington Industries Inc.	374	6
Deltic Timber Corp.	111	6
* Jaguar Mining Inc.	866	6
Stepan Co.	80	6
* Ferro Corp.	389	6
* STR Holdings Inc.	292	5
Arch Chemicals Inc.	141	5
Zep Inc.	224	4
* LSB Industries Inc.	176	4
* Omnova Solutions Inc.	460	4
* WR Grace & Co.	118	4
* General Moly Inc.	662	4
* Molycorp Inc.	117	3
Hawkins Inc.	74	3
Quaker Chemical Corp.	84	3
* Capital Gold Corp.	631	3
* Kraton Performance Polymers Inc.	98	3
* Senomyx Inc.	398	2
Innophos Holdings Inc.	56	2
* Thompson Creek Metals Co. Inc.	153	2
* Coeur d'Alene Mines Corp.	59	1
* Spartech Corp.	148	1
* Noranda Aluminum Holding Corp.	118	1
Neenah Paper Inc.	75	1
* RTI International Metals Inc.	41	1
* United States Lime & Minerals Inc.	27	1
Minerals Technologies Inc.	15	1
* Metals USA Holdings Corp.	62	1
KMG Chemicals Inc.	54	1
HB Fuller Co.	35	1
Haynes International Inc.	16	1
* Brush Engineered Materials Inc.	16	1
* Verso Paper Corp.	151	1
Wausau Paper Corp.	68	1
* AEP Industries Inc.	21	1
A Schulman Inc.	17	—

Russell 2000 Growth Index Fund

* Landec Corp.		45	—
* Horsehead Holding Corp.		23	—
NL Industries Inc.		22	—
* Graham Packaging Co. Inc.		13	—
			293
Telecommunication Services (1.4%)
* Syniverse Holdings Inc.		737	22
* AboveNet Inc.		241	14
* Cogent Communications Group Inc.		462	6
NTELOS Holdings Corp.		303	5
* Neutral Tandem Inc.		340	5
Alaska Communications Systems Group Inc.		459	5
Shenandoah Telecommunications Co.		231	4
Consolidated Communications Holdings Inc.		198	4
* Cbeyond Inc.		276	4
* PAETEC Holding Corp.		886	3
Atlantic Tele-Network Inc.		91	3
* Global Crossing Ltd.		189	3
USA Mobility Inc.		131	2
* Cincinnati Bell Inc.		586	1
* Vonage Holdings Corp.		449	1
* ICO Global Communications Holdings Ltd.		594	1
			83
Utilities (0.1%)
South Jersey Industries Inc.		54	3
* Cadiz Inc.		125	1
Otter Tail Corp.		21	1
* American DG Energy Inc.		146	—
			5
Total Common Stocks (Cost $5,327)			5,868
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $6)	0.216%	6,000	6

Total Investments (100.0%) (Cost $5,333)			5,874
Other Assets and Liabilities-Net (0.0%)			1
Net Assets (100%)			5,875

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Russell 2000 Growth Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $5,333,000. Net unrealized appreciation of investment securities for tax purposes was $541,000, consisting of unrealized gains of $679,000 on securities that had risen in value since their purchase and $138,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (11.8%)
McDonald's Corp.	921	72
Walt Disney Co.	1,677	61
* Amazon.com Inc.	300	53
Comcast Corp. Class A	2,414	48
* Ford Motor Co.	2,865	46
Home Depot Inc.	1,455	44
Target Corp.	636	36
* DIRECTV Class A	766	32
Time Warner Inc.	985	29
Lowe's Cos. Inc.	1,226	28
News Corp. Class A	1,941	26
NIKE Inc. Class B	306	26
Johnson Controls Inc.	572	21
Yum! Brands Inc.	397	20
Viacom Inc. Class B	516	19
Starbucks Corp.	633	19
Time Warner Cable Inc.	301	19
* priceline.com Inc.	41	16
TJX Cos. Inc.	347	16
Carnival Corp.	372	15
* Kohl's Corp.	262	15
Coach Inc.	260	15
Staples Inc.	620	14
* Las Vegas Sands Corp.	269	13
Omnicom Group Inc.	262	12
Best Buy Co. Inc.	277	12
Thomson Reuters Corp.	318	12
* Discovery Communications Inc. Class A	242	10
* Bed Bath & Beyond Inc.	224	10
CBS Corp. Class B	578	10
McGraw-Hill Cos. Inc.	268	9
Macy's Inc.	359	9
Starwood Hotels & Resorts Worldwide Inc.	161	9
Marriott International Inc. Class A	231	9
Stanley Black & Decker Inc.	137	8
Mattel Inc.	310	8
* Liberty Media Corp. - Interactive	507	8
Gap Inc.	362	8
Fortune Brands Inc.	130	8
Limited Brands Inc.	227	8
* NetFlix Inc.	35	7
Virgin Media Inc.	282	7
* O'Reilly Automotive Inc.	118	7
* Liberty Global Inc. Class A	201	7
* Chipotle Mexican Grill Inc. Class A	27	7
Ross Stores Inc.	104	7
Tiffany & Co.	108	7
JC Penney Co. Inc.	201	7
Genuine Parts Co.	136	7

Wynn Resorts Ltd.	64	6
Cablevision Systems Corp. Class A	200	6
Harley-Davidson Inc.	200	6
* CarMax Inc.	190	6
VF Corp.	75	6
Nordstrom Inc.	143	6
* BorgWarner Inc.	100	6
* Dollar Tree Inc.	109	6
* AutoZone Inc.	23	6
Darden Restaurants Inc.	120	6
Family Dollar Stores Inc.	115	6
Autoliv Inc.	73	5
Hasbro Inc.	111	5
Polo Ralph Lauren Corp. Class A	48	5
Advance Auto Parts Inc.	75	5
Whirlpool Corp.	64	5
Expedia Inc.	174	5
* Sirius XM Radio Inc.	3,300	5
* Royal Caribbean Cruises Ltd.	112	4
Newell Rubbermaid Inc.	268	4
* Interpublic Group of Cos. Inc.	416	4
Wyndham Worldwide Corp.	154	4
International Game Technology	254	4
* Urban Outfitters Inc.	104	4
Scripps Networks Interactive Inc. Class A	76	4
PetSmart Inc.	101	4
* Lear Corp.	43	4
Abercrombie & Fitch Co.	75	4
* Apollo Group Inc. Class A	110	4
* NVR Inc.	6	4
* Liberty Media Corp. - Capital	62	4
Phillips-Van Heusen Corp.	49	3
H&R Block Inc.	263	3
* TRW Automotive Holdings Corp.	67	3
DISH Network Corp. Class A	170	3
* Fossil Inc.	46	3
* MGM Resorts International	254	3
* Signet Jewelers Ltd.	73	3
Garmin Ltd.	96	3
* Liberty Media Corp. - Starz	44	3
American Eagle Outfitters Inc.	166	3
Williams-Sonoma Inc.	82	3
* Panera Bread Co. Class A	27	3
Gannett Co. Inc.	203	3
Tractor Supply Co.	62	3
* LKQ Corp.	122	3
* Deckers Outdoor Corp.	34	3
* GameStop Corp. Class A	131	3
Leggett & Platt Inc.	126	3
* Dick's Sporting Goods Inc.	76	3
Guess? Inc.	55	3
* Mohawk Industries Inc.	49	3
* Harman International Industries Inc.	59	3
* Sears Holdings Corp.	39	3
Foot Locker Inc.	134	3
Tupperware Brands Corp.	54	2
Gentex Corp.	119	2
Jarden Corp.	79	2

DR Horton Inc.	237	2
DeVry Inc.	54	2
Sotheby's	57	2
Washington Post Co. Class B	6	2
* WMS Industries Inc.	50	2
* Toll Brothers Inc.	123	2
* Hanesbrands Inc.	81	2
* Tempur-Pedic International Inc.	62	2
* Aeropostale Inc.	80	2
* Warnaco Group Inc.	39	2
* J Crew Group Inc.	48	2
Lennar Corp. Class A	136	2
* Penn National Gaming Inc.	58	2
* Goodyear Tire & Rubber Co.	207	2
Polaris Industries Inc.	27	2
* Big Lots Inc.	64	2
* DreamWorks Animation SKG Inc. Class A	63	2
* Dollar General Corp.	59	2
* Tenneco Inc.	52	2
* Bally Technologies Inc.	48	2
Chico's FAS Inc.	153	2
* Lamar Advertising Co. Class A	50	2
* Coinstar Inc.	28	2
* Dana Holding Corp.	119	2
* Pulte Group Inc.	286	2
RadioShack Corp.	97	2
* Under Armour Inc. Class A	31	2
Brinker International Inc.	87	2
Service Corp. International	217	2
* Cheesecake Factory Inc.	52	2
* ITT Educational Services Inc.	28	2
Strayer Education Inc.	12	2
John Wiley & Sons Inc. Class A	39	2
* Carter's Inc.	51	2
* Hyatt Hotels Corp. Class A	38	2
Rent-A-Center Inc.	56	2
* AutoNation Inc.	56	1
* Vail Resorts Inc.	32	1
* Life Time Fitness Inc.	36	1
* Valassis Communications Inc.	43	1
* AnnTaylor Stores Corp.	51	1
Wolverine World Wide Inc.	43	1
Wendy's/Arby's Group Inc. Class A	280	1
Men's Wearhouse Inc.	46	1
* Saks Inc.	116	1
* Live Nation Entertainment Inc.	120	1
* CROCS Inc.	73	1
* Dress Barn Inc.	51	1
* Childrens Place Retail Stores Inc.	24	1
Aaron's Inc.	62	1
* OfficeMax Inc.	72	1
Brunswick Corp.	75	1
Dillard's Inc. Class A	38	1
* Jo-Ann Stores Inc.	24	1
* Madison Square Garden Inc. Class A	52	1
* Iconix Brand Group Inc.	61	1
Cooper Tire & Rubber Co.	53	1
Buckle Inc.	29	1

Cracker Barrel Old Country Store Inc.	21	1
* Sally Beauty Holdings Inc.	80	1
* JOS A Bank Clothiers Inc.	24	1
* New York Times Co. Class A	120	1
* Eastman Kodak Co.	229	1
* Hibbett Sports Inc.	31	1
* Ulta Salon Cosmetics & Fragrance Inc.	30	1
Meredith Corp.	31	1
* Gaylord Entertainment Co.	30	1
Hillenbrand Inc.	53	1
* Office Depot Inc.	235	1
* Timberland Co. Class A	41	1
* DineEquity Inc.	19	1
PF Chang's China Bistro Inc.	20	1
* Morningstar Inc.	20	1
Jones Group Inc.	74	1
* Genesco Inc.	26	1
* Steven Madden Ltd.	22	1
Weight Watchers International Inc.	29	1
* Collective Brands Inc.	58	1
* Career Education Corp.	55	1
Group 1 Automotive Inc.	25	1
* Pier 1 Imports Inc.	99	1
* Jack in the Box Inc.	48	1
* HSN Inc.	34	1
* Cabela's Inc.	43	1
Pool Corp.	45	1
Finish Line Inc. Class A	53	1
Regal Entertainment Group Class A	70	1
* Texas Roadhouse Inc. Class A	55	1
Monro Muffler Brake Inc.	19	1
* CEC Entertainment Inc.	25	1
Bob Evans Farms Inc.	30	1
* Capella Education Co.	17	1
Choice Hotels International Inc.	25	1
* Shutterfly Inc.	28	1
* Skechers U.S.A. Inc. Class A	40	1
* BJ's Restaurants Inc.	25	1
Matthews International Corp. Class A	28	1
* Talbots Inc.	79	1
Arbitron Inc.	31	1
Cinemark Holdings Inc.	51	1
Regis Corp.	50	1
* Orient-Express Hotels Ltd. Class A	77	1
* Zumiez Inc.	28	1
Thor Industries Inc.	30	1
* Exide Technologies	108	1
KB Home	78	1
MDC Holdings Inc.	35	1
* Buffalo Wild Wings Inc.	18	1
* Liz Claiborne Inc.	119	1
* Ruby Tuesday Inc.	67	1
Cato Corp. Class A	30	1
* American Public Education Inc.	25	1
Brown Shoe Co. Inc.	60	1
* Pinnacle Entertainment Inc.	64	1
American Greetings Corp. Class A	42	1
* Blue Nile Inc.	17	1

National CineMedia Inc.	45	1
* American Axle & Manufacturing Holdings Inc.	78	1
Columbia Sportswear Co.	15	1
* Penske Automotive Group Inc.	55	1
* Interval Leisure Group Inc.	50	1
* Education Management Corp.	58	1
National Presto Industries Inc.	7	1
International Speedway Corp. Class A	34	1
* Shuffle Master Inc.	75	1
Stage Stores Inc.	53	1
* 99 Cents Only Stores	51	1
* Clear Channel Outdoor Holdings Inc. Class A	58	1
NutriSystem Inc.	38	1
* True Religion Apparel Inc.	35	1
* DSW Inc. Class A	20	1
PEP Boys-Manny Moe & Jack	63	1
* Meritage Homes Corp.	41	1
* Pre-Paid Legal Services Inc.	12	1
* Maidenform Brands Inc.	28	1
* Steiner Leisure Ltd.	19	1
* Modine Manufacturing Co.	55	1
* Grand Canyon Education Inc.	40	1
* Sonic Corp.	81	1
* Helen of Troy Ltd.	32	1
Ryland Group Inc.	51	1
* Jakks Pacific Inc.	38	1
* Quiksilver Inc.	170	1
Scholastic Corp.	26	1
Fred's Inc. Class A	57	1
Callaway Golf Co.	95	1
* Sonic Automotive Inc. Class A	58	1
* K12 Inc.	28	1
* Papa John's International Inc.	28	1
* Scientific Games Corp. Class A	89	1
* Domino's Pizza Inc.	48	1
* Central European Media Enterprises Ltd. Class A	37	1
* Belo Corp. Class A	122	1
* Lumber Liquidators Holdings Inc.	30	1
* Select Comfort Corp.	79	1
Barnes & Noble Inc.	49	1
* Lions Gate Entertainment Corp.	95	1
Stewart Enterprises Inc. Class A	120	1
* Vitamin Shoppe Inc.	23	1
Ameristar Casinos Inc.	38	1
* Boyd Gaming Corp.	75	1
* Fuel Systems Solutions Inc.	19	1
* Biglari Holdings Inc.	1	—
* Tesla Motors Inc.	7	—
* RC2 Corp.	9	—
Harte-Hanks Inc.	16	—
Churchill Downs Inc.	5	—
* Dorman Products Inc.	5	—
* Peet's Coffee & Tea Inc.	5	—
* Asbury Automotive Group Inc.	12	—
Universal Technical Institute Inc.	9	—
* Ascent Media Corp. Class A	6	—
* Knology Inc.	12	—
* iRobot Corp.	9	—

* Rue21 Inc.	6	—
* Charming Shoppes Inc.	47	—
Superior Industries International Inc.	9	—
* Pacific Sunwear of California Inc.	27	—
Ethan Allen Interiors Inc.	10	—
* Universal Electronics Inc.	6	—
* G-III Apparel Group Ltd.	6	—
* Drew Industries Inc.	8	—
PetMed Express Inc.	9	—
* La-Z-Boy Inc.	21	—
* Standard Pacific Corp.	43	—
* Federal-Mogul Corp.	8	—
* Corinthian Colleges Inc.	36	—
Oxford Industries Inc.	6	—
* Retail Ventures Inc.	9	—
* Denny's Corp.	40	—
* Core-Mark Holding Co. Inc.	4	—
Volcom Inc.	8	—
* Krispy Kreme Doughnuts Inc.	24	—
* Citi Trends Inc.	6	—
World Wrestling Entertainment Inc. Class A	10	—
Sinclair Broadcast Group Inc. Class A	18	—
* K-Swiss Inc. Class A	11	—
* California Pizza Kitchen Inc.	8	—
* Mediacom Communications Corp. Class A	16	—
* Wet Seal Inc. Class A	41	—
* AFC Enterprises Inc.	10	—
Sturm Ruger & Co. Inc.	8	—
* Winnebago Industries Inc.	12	—
* hhgregg Inc.	5	—
* Beazer Homes USA Inc.	30	—
Big 5 Sporting Goods Corp.	9	—
* Bridgepoint Education Inc.	8	—
* EW Scripps Co. Class A	13	—
Lithia Motors Inc. Class A	9	—
* Red Robin Gourmet Burgers Inc.	6	—
* Shoe Carnival Inc.	4	—
HOT Topic Inc.	18	—
* Cavco Industries Inc.	3	—
* Stein Mart Inc.	11	—
* Perry Ellis International Inc.	4	—
* Rentrak Corp.	4	—
Marcus Corp.	8	—
* Lincoln Educational Services Corp.	7	—
* America's Car-Mart Inc.	4	—
* Libbey Inc.	7	—
Standard Motor Products Inc.	8	—
* Dex One Corp.	20	—
* Amerigon Inc.	9	—
* Overstock.com Inc.	6	—
* Smith & Wesson Holding Corp.	24	—
* CKX Inc.	22	—
* Express Inc.	6	—
Blyth Inc.	2	—
Ambassadors Group Inc.	8	—
* Entercom Communications Corp. Class A	10	—
* Warner Music Group Corp.	18	—
Haverty Furniture Cos. Inc.	7	—

Bebe Stores Inc.	13	—
* Kirkland's Inc.	7	—
* Casual Male Retail Group Inc.	17	—
* Global Sources Ltd.	9	—
* Coldwater Creek Inc.	24	—
* M/I Homes Inc.	7	—
* Leapfrog Enterprises Inc.	14	—
* Furniture Brands International Inc.	18	—
* Stoneridge Inc.	6	—
* Hovnanian Enterprises Inc. Class A	21	—
* Journal Communications Inc. Class A	17	—
* Destination Maternity Corp.	2	—
* McClatchy Co. Class A	24	—
Christopher & Banks Corp.	14	—
* Arctic Cat Inc.	5	—
Speedway Motorsports Inc.	5	—
Weyco Group Inc.	3	—
* Movado Group Inc.	6	—
* Unifi Inc.	5	—
Mac-Gray Corp.	5	—
Spartan Motors Inc.	13	—
* Morgans Hotel Group Co.	9	—
* MarineMax Inc.	9	—
* Bon-Ton Stores Inc.	5	—
* Drugstore.Com Inc.	38	—
* Tuesday Morning Corp.	12	—
* AH Belo Corp. Class A	7	—
* Fisher Communications Inc.	3	—
* Ruth's Hospitality Group Inc.	12	—
Cherokee Inc.	3	—
* Lifetime Brands Inc.	4	—
* West Marine Inc.	6	—
* Sealy Corp.	19	—
Skyline Corp.	3	—
CPI Corp.	2	—
CSS Industries Inc.	3	—
* LIN TV Corp. Class A	12	—
* Isle of Capri Casinos Inc.	6	—
* McCormick & Schmick's Seafood Restaurants Inc.	6	—
* Martha Stewart Living Omnimedia Class A	11	—
Systemax Inc.	4	—
* Entravision Communications Corp. Class A	20	—
* Jamba Inc.	24	—
* O'Charleys Inc.	7	—
* Monarch Casino & Resort Inc.	4	—
* Audiovox Corp. Class A	7	—
* Multimedia Games Inc.	11	—
* Kid Brands Inc.	5	—
* Midas Inc.	6	—
Hooker Furniture Corp.	4	—
Gaiam Inc. Class A	6	—
* Playboy Enterprises Inc. Class B	9	—
* Orbitz Worldwide Inc.	8	—
* Build-A-Bear Workshop Inc.	7	—
* Culp Inc.	4	—
* Ballantyne Strong Inc.	6	—
* Kenneth Cole Productions Inc. Class A	3	—
* US Auto Parts Network Inc.	5	—

* Gray Television Inc.	20	—
* Red Lion Hotels Corp.	5	—
* Media General Inc. Class A	9	—
* Gordmans Stores Inc.	3	—
* Vitacost.com Inc.	6	—
* Carrols Restaurant Group Inc.	5	—
* Brookfield Homes Corp.	4	—
PRIMEDIA Inc.	7	—
* Lee Enterprises Inc.	18	—
* New York & Co. Inc.	10	—
* Steinway Musical Instruments Inc.	2	—
RG Barry Corp.	3	—
* ReachLocal Inc.	2	—
* Carmike Cinemas Inc.	4	—
* Caribou Coffee Co. Inc.	3	—
* Outdoor Channel Holdings Inc.	5	—
Winmark Corp.	1	—
* Cumulus Media Inc. Class A	9	—
* LodgeNet Interactive Corp.	10	—
Lacrosse Footwear Inc.	2	—
* Summer Infant Inc.	4	—
* Joe's Jeans Inc.	17	—
* Crown Media Holdings Inc. Class A	10	—
* Johnson Outdoors Inc. Class A	2	—
* Einstein Noah Restaurant Group Inc.	2	—
* Marine Products Corp.	4	—
* Delta Apparel Inc.	2	—
* SuperMedia Inc.	5	—
* Shiloh Industries Inc.	2	—
* 1-800-Flowers.com Inc. Class A	11	—
* Nexstar Broadcasting Group Inc. Class A	4	—
* Borders Group Inc.	20	—
* Cambium Learning Group Inc.	7	—
National American University Holdings Inc.	3	—
Learning Tree International Inc.	2	—
* Conn's Inc.	6	—
Books-A-Million Inc.	3	—
* Westwood One Inc.	2	—
* American Apparel Inc.	13	—
* Bluegreen Corp.	6	—
Value Line Inc.	1	—
* Radio One Inc.	13	—
* Empire Resorts Inc.	10	—
* Beasley Broadcasting Group Inc. Class A	2	—
* Princeton Review Inc.	8	—
		1,345
Consumer Staples (9.4%)
Procter & Gamble Co.	2,469	151
Coca-Cola Co.	1,808	114
Wal-Mart Stores Inc.	1,744	94
Philip Morris International Inc.	1,583	90
PepsiCo Inc.	1,379	89
Altria Group Inc.	1,788	43
Kraft Foods Inc.	1,378	42
CVS Caremark Corp.	1,172	36
Colgate-Palmolive Co.	424	32
Walgreen Co.	846	29

Costco Wholesale Corp.	374	25
Kimberly-Clark Corp.	352	22
General Mills Inc.	564	20
Archer-Daniels-Midland Co.	547	16
Sysco Corp.	503	15
HJ Heinz Co.	269	13
Kroger Co.	548	13
Kellogg Co.	219	11
Lorillard Inc.	131	10
Avon Products Inc.	365	10
Mead Johnson Nutrition Co.	174	10
Reynolds American Inc.	286	9
Sara Lee Corp.	562	8
ConAgra Foods Inc.	378	8
Dr Pepper Snapple Group Inc.	209	8
Safeway Inc.	331	8
Bunge Ltd.	123	7
Clorox Co.	120	7
Estee Lauder Cos. Inc. Class A	94	7
Coca-Cola Enterprises Inc.	271	7
JM Smucker Co.	102	6
Hershey Co.	131	6
Brown-Forman Corp. Class B	90	6
* Whole Foods Market Inc.	119	6
Molson Coors Brewing Co. Class B	112	5
Campbell Soup Co.	157	5
McCormick & Co. Inc.	113	5
* Energizer Holdings Inc.	60	4
Tyson Foods Inc. Class A	254	4
Church & Dwight Co. Inc.	60	4
Herbalife Ltd.	52	4
* Green Mountain Coffee Roasters Inc.	94	3
* Constellation Brands Inc. Class A	157	3
Del Monte Foods Co.	169	3
* Hansen Natural Corp.	56	3
* Ralcorp Holdings Inc.	48	3
Hormel Foods Corp.	59	3
Corn Products International Inc.	64	3
Alberto-Culver Co. Class B	73	3
* BJ's Wholesale Club Inc.	47	2
* Smithfield Foods Inc.	117	2
Flowers Foods Inc.	65	2
SUPERVALU Inc.	180	2
* United Natural Foods Inc.	42	2
* TreeHouse Foods Inc.	30	2
* Central European Distribution Corp.	60	1
Ruddick Corp.	38	1
Nu Skin Enterprises Inc. Class A	43	1
Casey's General Stores Inc.	34	1
* Dean Foods Co.	155	1
* Hain Celestial Group Inc.	38	1
Lancaster Colony Corp.	19	1
Diamond Foods Inc.	21	1
* Darling International Inc.	82	1
Universal Corp.	23	1
Sanderson Farms Inc.	21	1
Fresh Del Monte Produce Inc.	39	1
J&J Snack Foods Corp.	18	1

Vector Group Ltd.	45	1
WD-40 Co.	21	1
* Boston Beer Co. Inc. Class A	10	1
Pricesmart Inc.	24	1
Tootsie Roll Industries Inc.	30	1
B&G Foods Inc. Class A	59	1
Lance Inc.	32	1
* Elizabeth Arden Inc.	35	1
* Fresh Market Inc.	20	1
* Prestige Brands Holdings Inc.	61	1
* Rite Aid Corp.	763	1
* Pantry Inc.	34	1
* Spectrum Brands Holdings Inc.	25	1
Weis Markets Inc.	17	1
* Central Garden and Pet Co. Class A	70	1
Andersons Inc.	20	1
Nash Finch Co.	17	1
* Chiquita Brands International Inc.	55	1
Cal-Maine Foods Inc.	6	—
Spartan Stores Inc.	9	—
* Dole Food Co. Inc.	15	—
* Alliance One International Inc.	36	—
* Heckmann Corp.	36	—
* Winn-Dixie Stores Inc.	22	—
* Pilgrim's Pride Corp.	20	—
* Medifast Inc.	5	—
Coca-Cola Bottling Co. Consolidated	2	—
Inter Parfums Inc.	6	—
* Synutra International Inc.	8	—
Ingles Markets Inc. Class A	5	—
Calavo Growers Inc.	4	—
* Smart Balance Inc.	25	—
* USANA Health Sciences Inc.	2	—
Arden Group Inc.	1	—
* Star Scientific Inc.	39	—
* Seneca Foods Corp. Class A	3	—
Imperial Sugar Co.	5	—
National Beverage Corp.	5	—
Limoneira Co.	3	—
Village Super Market Inc. Class A	2	—
* Nutraceutical International Corp.	4	—
Farmer Bros Co.	3	—
Oil-Dri Corp. of America	2	—
Schiff Nutrition International Inc.	5	—
* Susser Holdings Corp.	3	—
Female Health Co.	7	—
* Revlon Inc. Class A	4	—
* Great Atlantic & Pacific Tea Co.	13	—
MGP Ingredients Inc.	4	—
* Cellu Tissue Holdings Inc.	3	—
* John B. Sanfilippo & Son Inc.	3	—
Griffin Land & Nurseries Inc.	1	—
* Nature's Sunshine Products Inc.	3	—
Alico Inc.	1	—
* Lifeway Foods Inc.	2	—
* Harbinger Group Inc.	4	—

Bridgford Foods Corp.	1	—
		1,076
Energy (11.0%)
Exxon Mobil Corp.	4,364	304
Chevron Corp.	1,724	140
Schlumberger Ltd.	1,168	90
ConocoPhillips	1,273	77
Occidental Petroleum Corp.	697	61
Apache Corp.	329	35
Halliburton Co.	786	30
Anadarko Petroleum Corp.	421	27
Devon Energy Corp.	380	27
National Oilwell Varco Inc.	357	22
Marathon Oil Corp.	603	20
EOG Resources Inc.	215	19
Baker Hughes Inc.	365	19
Hess Corp.	248	17
Peabody Energy Corp.	229	13
Spectra Energy Corp.	551	13
* Weatherford International Ltd.	629	13
Noble Energy Inc.	149	12
Chesapeake Energy Corp.	553	12
Williams Cos. Inc.	496	11
Murphy Oil Corp.	163	11
* Southwestern Energy Co.	294	11
* Cameron International Corp.	208	10
Valero Energy Corp.	481	9
* FMC Technologies Inc.	104	9
El Paso Corp.	598	8
Consol Energy Inc.	192	8
Pioneer Natural Resources Co.	99	8
* Newfield Exploration Co.	114	8
* Concho Resources Inc.	78	6
* Denbury Resources Inc.	340	6
* Ultra Petroleum Corp.	130	6
Cimarex Energy Co.	71	6
Range Resources Corp.	136	6
* Whiting Petroleum Corp.	51	6
* Nabors Industries Ltd.	243	5
QEP Resources Inc.	150	5
EQT Corp.	127	5
* Alpha Natural Resources Inc.	103	5
* Pride International Inc.	150	5
* Petrohawk Energy Corp.	257	5
Sunoco Inc.	103	4
Arch Coal Inc.	139	4
Diamond Offshore Drilling Inc.	59	4
Helmerich & Payne Inc.	80	4
* McDermott International Inc.	197	4
* Plains Exploration & Production Co.	120	3
Core Laboratories NV	39	3
* Oceaneering International Inc.	48	3
* Forest Oil Corp.	96	3
Cabot Oil & Gas Corp.	89	3
* Rowan Cos. Inc.	98	3
* Atlas Energy Inc.	67	3
* Dresser-Rand Group Inc.	70	3

SM Energy Co.	53	3
Patterson-UTI Energy Inc.	131	3
* Oil States International Inc.	43	3
Southern Union Co.	106	3
* Brigham Exploration Co.	99	3
* Dril-Quip Inc.	30	2
EXCO Resources Inc.	125	2
* Superior Energy Services Inc.	67	2
Tidewater Inc.	45	2
* SEACOR Holdings Inc.	19	2
Tesoro Corp.	121	2
* Complete Production Services Inc.	66	2
World Fuel Services Corp.	58	2
* Atwood Oceanics Inc.	49	2
Berry Petroleum Co. Class A	44	2
CARBO Ceramics Inc.	17	2
* Rosetta Resources Inc.	46	2
* SandRidge Energy Inc.	306	2
* Bill Barrett Corp.	40	2
* Continental Resources Inc.	27	1
* Quicksilver Resources Inc.	101	1
Holly Corp.	39	1
* Unit Corp.	35	1
Frontier Oil Corp.	90	1
* Bristow Group Inc.	31	1
Lufkin Industries Inc.	26	1
* Helix Energy Solutions Group Inc.	89	1
* Exterran Holdings Inc.	54	1
* Swift Energy Co.	33	1
Teekay Corp.	37	1
Frontline Ltd.	45	1
* Oasis Petroleum Inc.	44	1
* Patriot Coal Corp.	69	1
* Key Energy Services Inc.	107	1
* ION Geophysical Corp.	152	1
* Energy XXI Bermuda Ltd.	44	1
* International Coal Group Inc.	140	1
Nordic American Tanker Shipping	41	1
* McMoRan Exploration Co.	71	1
* Comstock Resources Inc.	42	1
RPC Inc.	35	1
* Carrizo Oil & Gas Inc.	35	1
* Northern Oil and Gas Inc.	44	1
* Stone Energy Corp.	48	1
* Cobalt International Energy Inc.	84	1
Ship Finance International Ltd.	43	1
* Tetra Technologies Inc.	82	1
* Kodiak Oil & Gas Corp.	180	1
Overseas Shipholding Group Inc.	25	1
* Cloud Peak Energy Inc.	41	1
* Petroleum Development Corp.	24	1
W&T Offshore Inc.	50	1
* Contango Oil & Gas Co.	15	1
* USEC Inc.	138	1
Penn Virginia Corp.	51	1
* Global Industries Ltd.	126	1
* James River Coal Co.	39	1
* ATP Oil & Gas Corp.	52	1

* Gulfmark Offshore Inc.	26	1
* Clayton Williams Energy Inc.	10	1
* Gulfport Energy Corp.	40	1
* Cal Dive International Inc.	136	1
Golar LNG Ltd.	52	1
* Resolute Energy Corp.	56	1
* T-3 Energy Services Inc.	20	1
* Hornbeck Offshore Services Inc.	32	1
Knightsbridge Tankers Ltd.	31	1
* American Oil & Gas Inc.	73	1
* TransAtlantic Petroleum Ltd.	216	1
* Newpark Resources Inc.	120	1
* Clean Energy Fuels Corp.	50	1
* Parker Drilling Co.	164	1
* Willbros Group Inc.	70	1
* Western Refining Inc.	21	—
* Uranium Energy Corp.	25	—
* Harvest Natural Resources Inc.	13	—
Gulf Island Fabrication Inc.	6	—
* Tesco Corp.	12	—
* Rex Energy Corp.	13	—
* BPZ Resources Inc.	39	—
* Petroquest Energy Inc.	22	—
* OYO Geospace Corp.	2	—
Apco Oil and Gas International Inc.	4	—
* Pioneer Drilling Co.	22	—
Crosstex Energy Inc.	16	—
* Vaalco Energy Inc.	20	—
* Energy Partners Ltd.	12	—
* CVR Energy Inc.	12	—
* Venoco Inc.	8	—
* Goodrich Petroleum Corp.	10	—
* Basic Energy Services Inc.	9	—
Teekay Tankers Ltd. Class A	11	—
* Magnum Hunter Resources Corp.	21	—
* Warren Resources Inc.	29	—
* Cheniere Energy Inc.	23	—
General Maritime Corp.	32	—
Houston American Energy Corp.	7	—
* Hercules Offshore Inc.	46	—
* Abraxas Petroleum Corp.	27	—
* Matrix Service Co.	11	—
* Vantage Drilling Co.	62	—
* Rentech Inc.	87	—
* FX Energy Inc.	18	—
* Georesources Inc.	5	—
* Allis-Chalmers Energy Inc.	15	—
* Approach Resources Inc.	5	—
DHT Holdings Inc.	20	—
* Gastar Exploration Ltd.	18	—
* PHI Inc.	5	—
* Dawson Geophysical Co.	3	—
* Endeavour International Corp.	8	—
* Natural Gas Services Group Inc.	5	—
Panhandle Oil and Gas Inc. Class A	3	—
* L&L Energy Inc.	7	—
* Callon Petroleum Co.	12	—
* Green Plains Renewable Energy Inc.	6	—

* Isramco Inc.	1	—
* Delta Petroleum Corp.	75	—
* GMX Resources Inc.	12	—
* CAMAC Energy Inc.	19	—
* Syntroleum Corp.	28	—
* Scorpio Tankers Inc.	5	—
* REX American Resources Corp.	3	—
* RAM Energy Resources Inc.	22	—
* Union Drilling Inc.	6	—
* Miller Petroleum Inc.	7	—
* Evolution Petroleum Corp.	6	—
Delek US Holdings Inc.	5	—
* Seahawk Drilling Inc.	4	—
* Global Geophysical Services Inc.	3	—
Hallador Energy Co.	2	—
Alon USA Energy Inc.	3	—
		1,251
Financials (15.8%)
JPMorgan Chase & Co.	3,414	128
* Berkshire Hathaway Inc. Class B	1,485	118
Wells Fargo & Co.	4,178	114
Bank of America Corp.	8,574	94
* Citigroup Inc.	18,080	76
Goldman Sachs Group Inc.	442	69
US Bancorp	1,648	39
American Express Co.	903	39
Morgan Stanley	1,304	32
Bank of New York Mellon Corp.	1,049	28
Simon Property Group Inc.	249	24
PNC Financial Services Group Inc.	447	24
Travelers Cos. Inc.	399	22
MetLife Inc.	553	21
Aflac Inc.	399	21
Prudential Financial Inc.	394	20
State Street Corp.	426	18
ACE Ltd.	288	17
CME Group Inc.	56	16
Chubb Corp.	260	15
Franklin Resources Inc.	127	14
Capital One Financial Corp.	388	14
BB&T Corp.	588	14
Allstate Corp.	458	13
T Rowe Price Group Inc.	221	13
Charles Schwab Corp.	840	13
Equity Residential	241	12
Progressive Corp.	570	12
Public Storage	120	12
Marsh & McLennan Cos. Inc.	460	12
Ameriprise Financial Inc.	219	11
Vornado Realty Trust	138	11
AON Corp.	279	11
Northern Trust Corp.	206	10
Loews Corp.	267	10
Boston Properties Inc.	119	10
SunTrust Banks Inc.	425	10
Annaly Capital Management Inc.	527	10
Host Hotels & Resorts Inc.	560	9

HCP Inc.	264	9
Invesco Ltd.	398	9
Discover Financial Services	463	8
Hartford Financial Services Group Inc.	377	8
Fifth Third Bancorp	676	8
AvalonBay Communities Inc.	71	8
Weyerhaeuser Co.	455	8
Principal Financial Group Inc.	272	7
* IntercontinentalExchange Inc.	63	7
Ventas Inc.	134	7
* CIT Group Inc.	170	7
New York Community Bancorp Inc.	371	6
Lincoln National Corp.	258	6
Unum Group	283	6
NYSE Euronext	222	6
Kimco Realty Corp.	345	6
Regions Financial Corp.	1,067	6
XL Group plc Class A	291	6
KeyCorp	747	6
Comerica Inc.	151	5
Health Care REIT Inc.	114	5
ProLogis	405	5
PartnerRe Ltd.	67	5
Macerich Co.	111	5
Plum Creek Timber Co. Inc.	139	5
BlackRock Inc.	30	5
* Genworth Financial Inc. Class A	416	5
M&T Bank Corp.	63	5
* SLM Corp.	413	5
Moody's Corp.	174	5
* CB Richard Ellis Group Inc. Class A	243	5
Hudson City Bancorp Inc.	401	5
SL Green Realty Corp.	66	4
* Leucadia National Corp.	166	4
Legg Mason Inc.	132	4
Everest Re Group Ltd.	51	4
* American International Group Inc.	103	4
AMB Property Corp.	144	4
Federal Realty Investment Trust	53	4
Torchmark Corp.	70	4
People's United Financial Inc.	316	4
Digital Realty Trust Inc.	74	4
* Arch Capital Group Ltd.	43	4
* Affiliated Managers Group Inc.	44	4
Cincinnati Financial Corp.	125	4
Nationwide Health Properties Inc.	102	4
Axis Capital Holdings Ltd.	102	4
Huntington Bancshares Inc.	609	4
Rayonier Inc.	68	3
UDR Inc.	155	3
General Growth Properties Inc.	210	3
Assurant Inc.	95	3
TD Ameritrade Holding Corp.	198	3
* MSCI Inc. Class A	94	3
Realty Income Corp.	94	3
* Markel Corp.	9	3
Alexandria Real Estate Equities Inc.	47	3
Reinsurance Group of America Inc. Class A	62	3

Liberty Property Trust	97	3
Eaton Vance Corp.	101	3
Chimera Investment Corp.	750	3
Jones Lang LaSalle Inc.	37	3
RenaissanceRe Holdings Ltd.	48	3
SEI Investments Co.	128	3
WR Berkley Corp.	108	3
Essex Property Trust Inc.	26	3
Zions Bancorporation	148	3
Camden Property Trust	56	3
Regency Centers Corp.	70	3
Lazard Ltd. Class A	78	3
Old Republic International Corp.	220	3
Transatlantic Holdings Inc.	55	3
* E*Trade Financial Corp.	187	3
HCC Insurance Holdings Inc.	98	3
Assured Guaranty Ltd.	158	3
Ares Capital Corp.	163	3
Fidelity National Financial Inc. Class A	195	3
* Popular Inc.	869	2
* NASDAQ OMX Group Inc.	116	2
Arthur J Gallagher & Co.	88	2
Weingarten Realty Investors	103	2
Raymond James Financial Inc.	85	2
Senior Housing Properties Trust	109	2
Apartment Investment & Management Co.	100	2
Cullen/Frost Bankers Inc.	45	2
Jefferies Group Inc.	99	2
Duke Realty Corp.	214	2
Commerce Bancshares Inc.	62	2
BRE Properties Inc.	54	2
Hospitality Properties Trust	105	2
Taubman Centers Inc.	47	2
Waddell & Reed Financial Inc. Class A	74	2
American Financial Group Inc.	73	2
White Mountains Insurance Group Ltd.	7	2
First Niagara Financial Group Inc.	178	2
Brown & Brown Inc.	96	2
East West Bancorp Inc.	126	2
Allied World Assurance Co. Holdings Ltd.	37	2
Developers Diversified Realty Corp.	169	2
Marshall & Ilsley Corp.	448	2
Mack-Cali Realty Corp.	67	2
City National Corp.	39	2
* American Capital Ltd.	289	2
BioMed Realty Trust Inc.	112	2
Greenhill & Co. Inc.	26	2
MFA Financial Inc.	239	2
CBL & Associates Properties Inc.	118	2
Aspen Insurance Holdings Ltd.	66	2
* First Horizon National Corp.	198	2
Associated Banc-Corp	148	2
Highwoods Properties Inc.	61	2
Entertainment Properties Trust	40	2
National Retail Properties Inc.	71	2
Validus Holdings Ltd.	63	2
Bank of Hawaii Corp.	42	2
* Alleghany Corp.	6	2

Federated Investors Inc. Class B	76	2
Mid-America Apartment Communities Inc.	29	2
CapitalSource Inc.	274	2
Home Properties Inc.	33	2
Hanover Insurance Group Inc.	39	2
Endurance Specialty Holdings Ltd.	40	2
Apollo Investment Corp.	165	2
Valley National Bancorp	137	2
Douglas Emmett Inc.	104	2
Corporate Office Properties Trust	51	2
American Campus Communities Inc.	55	2
Protective Life Corp.	73	2
StanCorp Financial Group Inc.	41	2
Tanger Factory Outlet Centers	35	2
* Forest City Enterprises Inc. Class A	109	2
Alterra Capital Holdings Ltd.	82	2
Omega Healthcare Investors Inc.	79	2
* ProAssurance Corp.	28	2
TCF Financial Corp.	121	2
Janus Capital Group Inc.	157	2
Washington Real Estate Investment Trust	53	2
* SVB Financial Group	36	2
Kilroy Realty Corp.	47	2
FirstMerit Corp.	92	2
* Signature Bank	36	2
Erie Indemnity Co. Class A	25	2
Platinum Underwriters Holdings Ltd.	36	2
* Stifel Financial Corp.	30	2
CommonWealth REIT	61	1
Fulton Financial Corp.	169	1
* MGIC Investment Corp.	170	1
Post Properties Inc.	42	1
Washington Federal Inc.	96	1
LaSalle Hotel Properties	59	1
* St. Joe Co.	79	1
DiamondRock Hospitality Co.	132	1
Synovus Financial Corp.	666	1
* MBIA Inc.	131	1
Prosperity Bancshares Inc.	40	1
Westamerica Bancorporation	26	1
First American Financial Corp.	89	1
American Capital Agency Corp.	43	1
Equity Lifestyle Properties Inc.	23	1
Hatteras Financial Corp.	40	1
Brandywine Realty Trust	112	1
NewAlliance Bancshares Inc.	90	1
Colonial Properties Trust	66	1
Extra Space Storage Inc.	74	1
Montpelier Re Holdings Ltd.	60	1
Iberiabank Corp.	23	1
Alexander's Inc.	3	1
Trustmark Corp.	54	1
Potlatch Corp.	35	1
* CNO Financial Group Inc.	189	1
Healthcare Realty Trust Inc.	53	1
* Ezcorp Inc. Class A	43	1
Delphi Financial Group Inc.	41	1
* Knight Capital Group Inc. Class A	80	1

UMB Financial Corp.	28	1
Unitrin Inc.	44	1
Umpqua Holdings Corp.	98	1
Argo Group International Holdings Ltd.	28	1
BOK Financial Corp.	22	1
* PHH Corp.	48	1
Medical Properties Trust Inc.	95	1
Mercury General Corp.	23	1
Cash America International Inc.	27	1
Northwest Bancshares Inc.	94	1
EastGroup Properties Inc.	24	1
Piedmont Office Realty Trust Inc. Class A	48	1
Tower Group Inc.	37	1
* Portfolio Recovery Associates Inc.	15	1
Whitney Holding Corp.	99	1
RLI Corp.	16	1
Redwood Trust Inc.	67	1
Susquehanna Bancshares Inc.	115	1
National Health Investors Inc.	21	1
First Financial Bankshares Inc.	19	1
Cathay General Bancorp	68	1
United Bankshares Inc.	35	1
BancorpSouth Inc.	71	1
FNB Corp.	104	1
Webster Financial Corp.	55	1
DCT Industrial Trust Inc.	183	1
Astoria Financial Corp.	75	1
Old National Bancorp	87	1
Glacier Bancorp Inc.	67	1
Hancock Holding Co.	28	1
Park National Corp.	13	1
Starwood Property Trust Inc.	44	1
First Citizens BancShares Inc. Class A	5	1
Provident Financial Services Inc.	63	1
Infinity Property & Casualty Corp.	15	1
Sovran Self Storage Inc.	24	1
* First Cash Financial Services Inc.	30	1
International Bancshares Corp.	50	1
Wintrust Financial Corp.	30	1
First Financial Bancorp	52	1
National Penn Bancshares Inc.	128	1
* Howard Hughes Corp.	21	1
Radian Group Inc.	119	1
Community Bank System Inc.	35	1
Selective Insurance Group Inc.	51	1
* World Acceptance Corp.	19	1
DuPont Fabros Technology Inc.	37	1
Capstead Mortgage Corp.	71	1
Franklin Street Properties Corp.	65	1
* Enstar Group Ltd.	10	1
* optionsXpress Holdings Inc.	48	1
PS Business Parks Inc.	16	1
Anworth Mortgage Asset Corp.	119	1
* MF Global Holdings Ltd.	105	1
NBT Bancorp Inc.	37	1
* Sunstone Hotel Investors Inc.	86	1
Glimcher Realty Trust	100	1
* Texas Capital Bancshares Inc.	43	1

* Greenlight Capital Re Ltd. Class A	29	1
Lexington Realty Trust	103	1
Sun Communities Inc.	24	1
American National Insurance Co.	10	1
CVB Financial Corp.	101	1
U-Store-It Trust	96	1
* Forestar Group Inc.	44	1
* Navigators Group Inc.	16	1
Invesco Mortgage Capital Inc.	35	1
KBW Inc.	34	1
* Dollar Financial Corp.	30	1
Acadia Realty Trust	43	1
First Commonwealth Financial Corp.	126	1
* Investment Technology Group Inc.	53	1
Getty Realty Corp.	26	1
* CNA Financial Corp.	30	1
Prospect Capital Corp.	79	1
Hersha Hospitality Trust Class A	126	1
Cousins Properties Inc.	104	1
* Strategic Hotels & Resorts Inc.	165	1
Government Properties Income Trust	30	1
American Equity Investment Life Holding Co.	70	1
MB Financial Inc.	54	1
* Pebblebrook Hotel Trust	41	1
Primerica Inc.	34	1
Columbia Banking System Inc.	44	1
PrivateBancorp Inc. Class A	63	1
* Ocwen Financial Corp.	87	1
Pennsylvania Real Estate Investment Trust	57	1
Oritani Financial Corp.	68	1
BlackRock Kelso Capital Corp.	68	1
Investors Real Estate Trust	86	1
Sterling Bancshares Inc.	128	1
Employers Holdings Inc.	47	1
LTC Properties Inc.	28	1
Flagstone Reinsurance Holdings SA	66	1
Safety Insurance Group Inc.	16	1
* Pico Holdings Inc.	26	1
Inland Real Estate Corp.	87	1
Fifth Street Finance Corp.	64	1
Brookline Bancorp Inc.	75	1
* Investors Bancorp Inc.	60	1
Chemical Financial Corp.	35	1
TFS Financial Corp.	89	1
Equity One Inc.	42	1
Simmons First National Corp. Class A	25	1
Nelnet Inc. Class A	34	1
Bank of the Ozarks Inc.	19	1
Associated Estates Realty Corp.	48	1
First Midwest Bancorp Inc.	76	1
* FelCor Lodging Trust Inc.	120	1
MarketAxess Holdings Inc.	39	1
First Potomac Realty Trust	45	1
S&T Bancorp Inc.	36	1
MCG Capital Corp.	101	1
City Holding Co.	22	1
Independent Bank Corp.	29	1
Horace Mann Educators Corp.	43	1

Compass Diversified Holdings	42	1
* iStar Financial Inc.	128	1
Evercore Partners Inc. Class A	23	1
Meadowbrook Insurance Group Inc.	73	1
* Piper Jaffray Cos.	23	1
* First Industrial Realty Trust Inc.	90	1
United Fire & Casualty Co.	33	1
PacWest Bancorp	40	1
Capitol Federal Financial	29	1
Home Bancshares Inc.	32	1
Oriental Financial Group Inc.	57	1
* Cardtronics Inc.	39	1
Walter Investment Management Corp.	38	1
Cohen & Steers Inc.	26	1
Cypress Sharpridge Investments Inc.	48	1
Ramco-Gershenson Properties Trust	56	1
* PMI Group Inc.	206	1
Urstadt Biddle Properties Inc. Class A	34	1
* National Financial Partners Corp.	53	1
* Interactive Brokers Group Inc.	29	1
Sabra Healthcare REIT Inc.	27	—
Wilmington Trust Corp.	107	—
Wesco Financial Corp.	1	—
Banco Latinoamericano de Comercio Exterior SA	11	—
Harleysville Group Inc.	5	—
BGC Partners Inc. Class A	23	—
Universal Health Realty Income Trust	5	—
Flushing Financial Corp.	13	—
Trustco Bank Corp.	31	—
* Green Dot Corp. Class A	3	—
Renasant Corp.	10	—
Sandy Spring Bancorp Inc.	10	—
Symetra Financial Corp.	14	—
Education Realty Trust Inc.	23	—
Retail Opportunity Investments Corp.	17	—
National Western Life Insurance Co. Class A	1	—
* Western Alliance Bancorp	27	—
Community Trust Bancorp Inc.	6	—
* CNA Surety Corp.	7	—
PennantPark Investment Corp.	14	—
Boston Private Financial Holdings Inc.	30	—
* Hilltop Holdings Inc.	16	—
WesBanco Inc.	9	—
SCBT Financial Corp.	5	—
TowneBank	10	—
Maiden Holdings Ltd.	20	—
* eHealth Inc.	10	—
* Ashford Hospitality Trust Inc.	16	—
Dime Community Bancshares Inc.	11	—
Provident New York Bancorp	16	—
Hercules Technology Growth Capital Inc.	15	—
* FPIC Insurance Group Inc.	4	—
* AMERISAFE Inc.	8	—
Duff & Phelps Corp. Class A	11	—
Lakeland Financial Corp.	7	—
Amtrust Financial Services Inc.	9	—
Artio Global Investors Inc. Class A	11	—
Parkway Properties Inc.	9	—

CBOE Holdings Inc.	6	—
* Newcastle Investment Corp.	25	—
CapLease Inc.	23	—
* Pinnacle Financial Partners Inc.	14	—
MVC Capital Inc.	10	—
FBL Financial Group Inc. Class A	5	—
Cedar Shopping Centers Inc.	22	—
GAMCO Investors Inc.	3	—
OneBeacon Insurance Group Ltd. Class A	9	—
NorthStar Realty Finance Corp.	31	—
Univest Corp. of Pennsylvania	7	—
Saul Centers Inc.	3	—
Washington Trust Bancorp Inc.	6	—
Southside Bancshares Inc.	6	—
GFI Group Inc.	27	—
Pennymac Mortgage Investment Trust	7	—
Cardinal Financial Corp.	12	—
* Credit Acceptance Corp.	2	—
* Nara Bancorp Inc.	15	—
Danvers Bancorp Inc.	8	—
Bancfirst Corp.	3	—
* Tejon Ranch Co.	5	—
First Financial Corp.	4	—
Berkshire Hills Bancorp Inc.	6	—
Resource Capital Corp.	18	—
SY Bancorp Inc.	5	—
StellarOne Corp.	9	—
* Safeguard Scientifics Inc.	8	—
TICC Capital Corp.	11	—
Colony Financial Inc.	6	—
Tompkins Financial Corp.	3	—
* Global Indemnity plc	6	—
* International Assets Holding Corp.	5	—
1st Source Corp.	6	—
Agree Realty Corp.	4	—
Arrow Financial Corp.	4	—
* Encore Capital Group Inc.	6	—
Kite Realty Group Trust	22	—
* Beneficial Mutual Bancorp Inc.	14	—
Two Harbors Investment Corp.	11	—
* TradeStation Group Inc.	17	—
Camden National Corp.	3	—
* Phoenix Cos. Inc.	47	—
* Citizens Inc.	15	—
Advance America Cash Advance Centers Inc.	22	—
United Financial Bancorp Inc.	7	—
Sterling Bancorp	11	—
Suffolk Bancorp	4	—
Main Street Capital Corp.	6	—
Gladstone Capital Corp.	9	—
* West Coast Bancorp	38	—
Capital Southwest Corp.	1	—
Hudson Valley Holding Corp.	5	—
Westfield Financial Inc.	12	—
First Mercury Financial Corp.	6	—
American Physicians Service Group Inc.	3	—
Cogdell Spencer Inc.	17	—
* Ameris Bancorp	10	—

Abington Bancorp Inc.	8	—
Union First Market Bankshares Corp.	7	—
Calamos Asset Management Inc. Class A	8	—
State Auto Financial Corp.	6	—
Oppenheimer Holdings Inc. Class A	4	—
Triangle Capital Corp.	5	—
* NewStar Financial Inc.	11	—
* Citizens Republic Bancorp Inc.	160	—
Territorial Bancorp Inc.	5	—
Hudson Pacific Properties Inc.	6	—
First Busey Corp.	21	—
* Virtus Investment Partners Inc.	2	—
Great Southern Bancorp Inc.	4	—
Monmouth Real Estate Investment Corp. Class A	11	—
Northfield Bancorp Inc.	7	—
* Eagle Bancorp Inc.	7	—
* Center Financial Corp.	14	—
WSFS Financial Corp.	2	—
First Bancorp	6	—
Trico Bancshares	6	—
* Financial Engines Inc.	5	—
Southwest Bancorp Inc.	8	—
Winthrop Realty Trust	7	—
Lakeland Bancorp Inc.	8	—
First Community Bancshares Inc.	6	—
First Merchants Corp.	10	—
Bank Mutual Corp.	18	—
Republic Bancorp Inc. Class A	4	—
NGP Capital Resources Co.	9	—
Home Federal Bancorp Inc.	7	—
Heartland Financial USA Inc.	5	—
* Gleacher & Co. Inc.	32	—
Epoch Holding Corp.	5	—
National Bankshares Inc.	3	—
SeaBright Holdings Inc.	9	—
* American Safety Insurance Holdings Ltd.	4	—
ESSA Bancorp Inc.	6	—
Orrstown Financial Services Inc.	3	—
* Avatar Holdings Inc.	4	—
* Kennedy-Wilson Holdings Inc.	8	—
* Bancorp Inc.	9	—
First of Long Island Corp.	3	—
First Financial Holdings Inc.	7	—
Washington Banking Co.	6	—
* FBR Capital Markets Corp.	21	—
BankFinancial Corp.	8	—
Penns Woods Bancorp Inc.	2	—
Citizens & Northern Corp.	5	—
Stewart Information Services Corp.	7	—
Donegal Group Inc. Class A	5	—
Presidential Life Corp.	8	—
Arlington Asset Investment Corp. Class A	3	—
Dynex Capital Inc.	7	—
MainSource Financial Group Inc.	8	—
Bridge Bancorp Inc.	3	—
Financial Institutions Inc.	4	—
Kayne Anderson Energy Development Co.	4	—
OceanFirst Financial Corp.	6	—

Westwood Holdings Group Inc.	2	—
CNB Financial Corp.	5	—
* Terreno Realty Corp.	4	—
Centerstate Banks Inc.	10	—
Gladstone Investment Corp.	9	—
German American Bancorp Inc.	4	—
Baldwin & Lyons Inc.	3	—
Excel Trust Inc.	6	—
Diamond Hill Investment Group Inc.	1	—
First Interstate Bancsystem Inc.	5	—
Bryn Mawr Bank Corp.	4	—
Bank of Marin Bancorp	2	—
Apollo Commercial Real Estate Finance Inc.	4	—
* HFF Inc. Class A	7	—
Life Partners Holdings Inc.	3	—
State Bancorp Inc.	7	—
CoBiz Financial Inc.	13	—
Capital City Bank Group Inc.	5	—
CreXus Investment Corp.	5	—
ViewPoint Financial Group	6	—
Kansas City Life Insurance Co.	2	—
SWS Group Inc.	12	—
National Interstate Corp.	3	—
* OmniAmerican Bancorp Inc.	5	—
* Cowen Group Inc. Class A	15	—
Pacific Continental Corp.	7	—
* Thomas Properties Group Inc.	14	—
Student Loan Corp.	2	—
Enterprise Financial Services Corp.	6	—
Alliance Financial Corp.	2	—
* Crawford & Co. Class B	20	—
Ames National Corp.	3	—
* United Community Banks Inc.	38	—
Chesapeake Lodging Trust	3	—
Wilshire Bancorp Inc.	8	—
ESB Financial Corp.	4	—
* RAIT Financial Trust	35	—
Consolidated-Tomoka Land Co.	2	—
First Bancorp Inc.	4	—
Federal Agricultural Mortgage Corp.	4	—
Gladstone Commercial Corp.	3	—
* Heritage Financial Corp.	4	—
Merchants Bancshares Inc.	2	—
Sanders Morris Harris Group Inc.	8	—
* Harris & Harris Group Inc.	12	—
THL Credit Inc.	4	—
* 1st United Bancorp Inc.	9	—
Peoples Bancorp Inc.	4	—
Kearny Financial Corp.	6	—
Medallion Financial Corp.	6	—
* Metro Bancorp Inc.	5	—
* Taylor Capital Group Inc.	4	—
Chatham Lodging Trust	3	—
Golub Capital BDC Inc.	3	—
Peapack Gladstone Financial Corp.	4	—
Solar Capital Ltd.	2	—
Tower Bancorp Inc.	2	—
One Liberty Properties Inc.	3	—

Mission West Properties Inc.	7	—
* Virginia Commerce Bancorp Inc.	8	—
* LaBranche & Co. Inc.	15	—
* Ladenburg Thalmann Financial Services Inc.	37	—
* First Marblehead Corp.	22	—
American National Bankshares Inc.	2	—
EMC Insurance Group Inc.	2	—
* Hallmark Financial Services	5	—
* Meridian Interstate Bancorp Inc.	4	—
West Bancorporation Inc.	6	—
* MPG Office Trust Inc.	19	—
MidWestOne Financial Group Inc.	3	—
JMP Group Inc.	6	—
Sierra Bancorp	4	—
* Home Bancorp Inc.	3	—
* BofI Holding Inc.	3	—
Midsouth Bancorp Inc.	3	—
* Penson Worldwide Inc.	8	—
UMH Properties Inc.	4	—
Clifton Savings Bancorp Inc.	4	—
* Hanmi Financial Corp.	41	—
* Asset Acceptance Capital Corp.	6	—
Universal Insurance Holdings Inc.	7	—
* Primus Guaranty Ltd.	7	—
Rockville Financial Inc.	3	—
* Marlin Business Services Corp.	3	—
CompuCredit Holdings Corp.	5	—
Bancorp Rhode Island Inc.	1	—
Roma Financial Corp.	3	—
Asta Funding Inc.	4	—
* Encore Bancshares Inc.	3	—
Century Bancorp Inc. Class A	1	—
* Flagstar Bancorp Inc.	19	—
First South Bancorp Inc.	3	—
Pzena Investment Management Inc. Class A	3	—
* Fox Chase Bancorp Inc.	2	—
* Rodman & Renshaw Capital Group Inc.	6	—
California First National Bancorp	1	—
* Green Bankshares Inc.	5	—
NASB Financial Inc.	1	—
* Doral Financial Corp.	8	—
* Waterstone Financial Inc.	3	—
Porter Bancorp Inc.	1	—
Kaiser Federal Financial Group Inc.	1	—
* First BanCorp	37	—
		1,806
Health Care (11.2%)
Johnson & Johnson	2,365	146
Pfizer Inc.	6,923	113
Merck & Co. Inc.	2,665	92
Abbott Laboratories	1,321	61
* Amgen Inc.	823	43
Bristol-Myers Squibb Co.	1,479	37
UnitedHealth Group Inc.	980	36
Medtronic Inc.	951	32
Eli Lilly & Co.	879	30
* Gilead Sciences Inc.	726	27

Baxter International Inc.	507	25
* Express Scripts Inc.	466	24
* Celgene Corp.	393	23
* Medco Health Solutions Inc.	369	23
* WellPoint Inc.	340	19
Covidien plc	426	18
* Thermo Fisher Scientific Inc.	349	18
Allergan Inc.	259	17
* Genzyme Corp.	227	16
Becton Dickinson and Co.	198	15
McKesson Corp.	231	15
Stryker Corp.	268	13
* Biogen Idec Inc.	206	13
Cardinal Health Inc.	308	11
* St. Jude Medical Inc.	281	11
Aetna Inc.	362	11
Alcon Inc.	59	9
* Intuitive Surgical Inc.	34	9
CIGNA Corp.	236	9
* Zimmer Holdings Inc.	172	9
* Boston Scientific Corp.	1,288	8
* Humana Inc.	145	8
* Hospira Inc.	142	8
* Life Technologies Corp.	156	8
* Forest Laboratories Inc.	243	8
AmerisourceBergen Corp. Class A	241	7
* Laboratory Corp. of America Holdings	89	7
* Varian Medical Systems Inc.	105	7
CR Bard Inc.	81	7
* DaVita Inc.	89	7
* Edwards Lifesciences Corp.	97	6
* Illumina Inc.	104	6
* Waters Corp.	79	6
Quest Diagnostics Inc.	121	6
* Alexion Pharmaceuticals Inc.	76	6
* Vertex Pharmaceuticals Inc.	172	6
* Mylan Inc.	263	5
* Cerner Corp.	58	5
* Watson Pharmaceuticals Inc.	95	5
* Henry Schein Inc.	78	5
* Dendreon Corp.	123	4
* Mettler-Toledo International Inc.	29	4
Perrigo Co.	69	4
* ResMed Inc.	129	4
* Cephalon Inc.	64	4
* Human Genome Sciences Inc.	160	4
DENTSPLY International Inc.	125	4
* Hologic Inc.	221	4
* Endo Pharmaceuticals Holdings Inc.	99	4
* CareFusion Corp.	154	4
Beckman Coulter Inc.	60	3
* IDEXX Laboratories Inc.	50	3
* Coventry Health Care Inc.	126	3
Universal Health Services Inc. Class B	76	3
* King Pharmaceuticals Inc.	212	3
* United Therapeutics Corp.	43	3
Patterson Cos. Inc.	87	3
* Community Health Systems Inc.	81	3

* Mednax Inc.	41	3
* Covance Inc.	55	3
Omnicare Inc.	103	2
* BioMarin Pharmaceutical Inc.	87	2
PerkinElmer Inc.	100	2
* Alere Inc.	72	2
* Health Net Inc.	85	2
Pharmaceutical Product Development Inc.	90	2
* Gen-Probe Inc.	43	2
Lincare Holdings Inc.	85	2
* Salix Pharmaceuticals Ltd.	49	2
Hill-Rom Holdings Inc.	54	2
* Kinetic Concepts Inc.	53	2
Cooper Cos. Inc.	39	2
* SXC Health Solutions Corp.	52	2
* AMERIGROUP Corp.	45	2
Techne Corp.	32	2
* Health Management Associates Inc. Class A	213	2
* Charles River Laboratories International Inc.	56	2
STERIS Corp.	51	2
Teleflex Inc.	35	2
* LifePoint Hospitals Inc.	48	2
* Allscripts Healthcare Solutions Inc.	99	2
* Regeneron Pharmaceuticals Inc.	60	2
* Myriad Genetics Inc.	79	2
* Tenet Healthcare Corp.	411	2
* VCA Antech Inc.	73	2
* Bio-Rad Laboratories Inc. Class A	17	2
* Amylin Pharmaceuticals Inc.	123	2
* Onyx Pharmaceuticals Inc.	53	2
Owens & Minor Inc.	54	2
* HMS Holdings Corp.	24	2
Warner Chilcott plc Class A	77	2
* Dionex Corp.	16	2
* Healthsouth Corp.	80	2
* Catalyst Health Solutions Inc.	33	1
* Magellan Health Services Inc.	29	1
* Brookdale Senior Living Inc. Class A	73	1
Masimo Corp.	45	1
Medicis Pharmaceutical Corp. Class A	52	1
* Healthspring Inc.	50	1
* Theravance Inc.	53	1
* Haemonetics Corp.	22	1
* Emergency Medical Services Corp. Class A	26	1
* Thoratec Corp.	50	1
Chemed Corp.	20	1
* athenahealth Inc.	29	1
* Volcano Corp.	44	1
* American Medical Systems Holdings Inc.	64	1
* Pharmasset Inc.	26	1
* Par Pharmaceutical Cos. Inc.	31	1
* Cubist Pharmaceuticals Inc.	51	1
* HeartWare International Inc.	12	1
West Pharmaceutical Services Inc.	29	1
Quality Systems Inc.	17	1
* Sirona Dental Systems Inc.	29	1
* Incyte Corp. Ltd.	75	1
* Immucor Inc.	59	1

* Seattle Genetics Inc.	71	1
* WellCare Health Plans Inc.	37	1
* Viropharma Inc.	66	1
* Nektar Therapeutics	80	1
* PSS World Medical Inc.	49	1
* Cepheid Inc.	51	1
* Centene Corp.	43	1
* Bruker Corp.	62	1
* Talecris Biotherapeutics Holdings Corp.	44	1
* Impax Laboratories Inc.	53	1
* Align Technology Inc.	53	1
* Acorda Therapeutics Inc.	35	1
* Integra LifeSciences Holdings Corp.	21	1
* Exelixis Inc.	157	1
* Arthrocare Corp.	30	1
* Amedisys Inc.	32	1
* Parexel International Corp.	51	1
* Neogen Corp.	24	1
* Questcor Pharmaceuticals Inc.	62	1
* Isis Pharmaceuticals Inc.	92	1
* MWI Veterinary Supply Inc.	14	1
Landauer Inc.	13	1
* Alkermes Inc.	81	1
Meridian Bioscience Inc.	38	1
* NuVasive Inc.	36	1
* Kindred Healthcare Inc.	52	1
Invacare Corp.	31	1
* Zoll Medical Corp.	25	1
PDL BioPharma Inc.	142	1
* MedAssets Inc.	44	1
* Abaxis Inc.	30	1
* Cyberonics Inc.	30	1
* Medicines Co.	61	1
* Martek Biosciences Corp.	36	1
* Savient Pharmaceuticals Inc.	67	1
* Gentiva Health Services Inc.	34	1
* NxStage Medical Inc.	35	1
* Amsurg Corp. Class A	41	1
* CONMED Corp.	35	1
* IPC The Hospitalist Co. Inc.	23	1
Analogic Corp.	16	1
* Geron Corp.	128	1
* Hanger Orthopedic Group Inc.	38	1
* Sequenom Inc.	106	1
* Luminex Corp.	43	1
* Immunogen Inc.	87	1
* Auxilium Pharmaceuticals Inc.	38	1
* Micromet Inc.	99	1
* Bio-Reference Labs Inc.	34	1
* Enzon Pharmaceuticals Inc.	64	1
* Greatbatch Inc.	32	1
Computer Programs & Systems Inc.	15	1
* Wright Medical Group Inc.	53	1
* InterMune Inc.	55	1
* Accelrys Inc.	82	1
* Momenta Pharmaceuticals Inc.	45	1
* Orthofix International NV	25	1
* Halozyme Therapeutics Inc.	97	1

* Celera Corp.	118	1
* RehabCare Group Inc.	33	1
* DexCom Inc.	59	1
* Targacept Inc.	31	1
* Merit Medical Systems Inc.	43	1
Universal American Corp.	44	1
* Insulet Corp.	47	1
* Vivus Inc.	97	1
* NPS Pharmaceuticals Inc.	99	1
* Conceptus Inc.	46	1
* Alnylam Pharmaceuticals Inc.	53	1
* Sun Healthcare Group Inc.	27	—
* Air Methods Corp.	5	—
* ICU Medical Inc.	5	—
* SonoSite Inc.	6	—
* Ariad Pharmaceuticals Inc.	45	—
* Delcath Systems Inc.	18	—
* Omnicell Inc.	13	—
National Healthcare Corp.	4	—
* MannKind Corp.	27	—
* Rigel Pharmaceuticals Inc.	21	—
* Inspire Pharmaceuticals Inc.	24	—
Atrion Corp.	1	—
* SIGA Technologies Inc.	13	—
* Medidata Solutions Inc.	8	—
* LHC Group Inc.	6	—
* Medivation Inc.	14	—
* Natus Medical Inc.	12	—
* Triple-S Management Corp. Class B	8	—
* Molina Healthcare Inc.	6	—
* Emdeon Inc. Class A	12	—
* ABIOMED Inc.	13	—
* Emergent Biosolutions Inc.	8	—
* Neurocrine Biosciences Inc.	20	—
* Emeritus Corp.	8	—
* AMAG Pharmaceuticals Inc.	9	—
* Angiodynamics Inc.	10	—
* Corvel Corp.	3	—
* Healthways Inc.	14	—
* Syneron Medical Ltd.	14	—
* PharMerica Corp.	12	—
* Allos Therapeutics Inc.	32	—
Ensign Group Inc.	6	—
* Accuray Inc.	21	—
* AVANIR Pharmaceuticals Inc.	29	—
* Select Medical Holdings Corp.	20	—
* Optimer Pharmaceuticals Inc.	13	—
* Symmetry Medical Inc.	15	—
* Assisted Living Concepts Inc. Class A	4	—
* Affymetrix Inc.	29	—
* Genoptix Inc.	7	—
* Quidel Corp.	9	—
* Akorn Inc.	22	—
* MAKO Surgical Corp.	10	—
* Depomed Inc.	21	—
* Keryx Biopharmaceuticals Inc.	21	—
* Endologix Inc.	20	—
* Metabolix Inc.	11	—

* eResearchTechnology Inc.	20	—
* Pain Therapeutics Inc.	14	—
* Ardea Biosciences Inc.	5	—
* Genomic Health Inc.	6	—
* Clarient Inc.	22	—
* Lexicon Pharmaceuticals Inc.	80	—
* Opko Health Inc.	36	—
* BMP Sunstone Corp.	11	—
* Unilife Corp.	20	—
* Almost Family Inc.	3	—
* Caliper Life Sciences Inc.	18	—
* Durect Corp.	35	—
* Medcath Corp.	8	—
Cantel Medical Corp.	5	—
* Jazz Pharmaceuticals Inc.	6	—
* Cross Country Healthcare Inc.	13	—
* OraSure Technologies Inc.	19	—
* Hi-Tech Pharmacal Co. Inc.	4	—
* Nabi Biopharmaceuticals	18	—
* Arqule Inc.	17	—
* Clinical Data Inc.	5	—
* Chindex International Inc.	6	—
* Rural/Metro Corp.	8	—
* Dyax Corp.	40	—
* Spectrum Pharmaceuticals Inc.	20	—
* Vanda Pharmaceuticals Inc.	11	—
* Palomar Medical Technologies Inc.	7	—
* MAP Pharmaceuticals Inc.	6	—
* Ironwood Pharmaceuticals Inc.	8	—
* XenoPort Inc.	11	—
* Immunomedics Inc.	27	—
* Sunrise Senior Living Inc.	23	—
* Maxygen Inc.	13	—
* Providence Service Corp.	5	—
* Sangamo Biosciences Inc.	18	—
* Five Star Quality Care Inc.	13	—
* Exact Sciences Corp.	14	—
* Team Health Holdings Inc.	6	—
* AVI BioPharma Inc.	45	—
* Novavax Inc.	37	—
* ZIOPHARM Oncology Inc.	20	—
* Kensey Nash Corp.	3	—
* Pharmacyclics Inc.	15	—
* Merge Healthcare Inc.	21	—
* Synovis Life Technologies Inc.	5	—
* Vital Images Inc.	6	—
* BioMimetic Therapeutics Inc.	7	—
* Eurand NV	7	—
* US Physical Therapy Inc.	4	—
* Obagi Medical Products Inc.	7	—
* Cytori Therapeutics Inc.	17	—
* Staar Surgical Co.	14	—
* American Dental Partners Inc.	6	—
* Vascular Solutions Inc.	7	—
* AMN Healthcare Services Inc.	13	—
* Biotime Inc.	9	—
* Cadence Pharmaceuticals Inc.	10	—
* Chelsea Therapeutics International Ltd.	13	—

* Pozen Inc.	11	—
* TomoTherapy Inc.	20	—
* Capital Senior Living Corp.	11	—
* Metropolitan Health Networks Inc.	16	—
* Accretive Health Inc.	5	—
* CryoLife Inc.	12	—
* Ligand Pharmaceuticals Inc. Class B	8	—
* Array Biopharma Inc.	21	—
* IRIS International Inc.	7	—
* Arena Pharmaceuticals Inc.	45	—
* Omeros Corp.	8	—
* SurModics Inc.	7	—
* BioScrip Inc.	16	—
* Transcend Services Inc.	4	—
* Cypress Bioscience Inc.	16	—
* Spectranetics Corp.	13	—
* Orexigen Therapeutics Inc.	12	—
* SuperGen Inc.	23	—
Young Innovations Inc.	2	—
* RTI Biologics Inc.	22	—
* BioCryst Pharmaceuticals Inc.	12	—
* AVEO Pharmaceuticals Inc.	4	—
America Service Group Inc.	4	—
* Inhibitex Inc.	20	—
* Dynavax Technologies Corp.	29	—
* Santarus Inc.	21	—
* Enzo Biochem Inc.	13	—
* Continucare Corp.	12	—
* Sciclone Pharmaceuticals Inc.	15	—
* Affymax Inc.	8	—
* Kendle International Inc.	6	—
* Celldex Therapeutics Inc.	13	—
* Orthovita Inc.	27	—
* Exactech Inc.	3	—
* Idenix Pharmaceuticals Inc.	14	—
* Progenics Pharmaceuticals Inc.	11	—
* Allied Healthcare International Inc.	18	—
* Curis Inc.	31	—
* Cambrex Corp.	12	—
* StemCells Inc.	48	—
* Skilled Healthcare Group Inc.	8	—
* Albany Molecular Research Inc.	10	—
* Furiex Pharmaceuticals Inc.	4	—
* Solta Medical Inc.	24	—
* Medical Action Industries Inc.	6	—
* Alphatec Holdings Inc.	21	—
* Osiris Therapeutics Inc.	7	—
* CytRx Corp.	44	—
* Biospecifics Technologies Corp.	2	—
* Vical Inc.	23	—
MedQuist Inc.	5	—
* Rochester Medical Corp.	4	—
* Corcept Therapeutics Inc.	11	—
* Cytokinetics Inc.	19	—
* Antares Pharma Inc.	29	—
* LCA-Vision Inc.	8	—
* Stereotaxis Inc.	12	—
* Alliance HealthCare Services Inc.	11	—

* Biosante Pharmaceuticals Inc.	28	—
* CardioNet Inc.	10	—
* Synta Pharmaceuticals Corp.	9	—
* Cerus Corp.	16	—
* Neuralstem Inc.	19	—
* Cynosure Inc. Class A	4	—
* PDI Inc.	4	—
* Inovio Pharmaceuticals Inc.	32	—
* Infinity Pharmaceuticals Inc.	6	—
* Nanosphere Inc.	7	—
* MELA Sciences Inc.	10	—
* Cutera Inc.	5	—
* Alimera Sciences Inc.	3	—
* Cumberland Pharmaceuticals Inc.	5	—
* Peregrine Pharmaceuticals Inc.	22	—
* Prospect Medical Holdings Inc.	4	—
* Zalicus Inc.	27	—
* Pure Bioscience	14	—
* Somaxon Pharmaceuticals Inc.	11	—
* Nymox Pharmaceutical Corp.	7	—
National Research Corp.	1	—
* Aoxing Pharmaceutical Co. Inc.	10	—
* Hansen Medical Inc.	17	—
* Lannett Co. Inc.	4	—
* NeurogesX Inc.	4	—
* Codexis Inc.	2	—
* Cornerstone Therapeutics Inc.	3	—
* Alexza Pharmaceuticals Inc.	18	—
* DynaVox Inc. Class A	4	—
* Neostem Inc.	11	—
* Caraco Pharmaceutical Laboratories Ltd.	3	—
* Sucampo Pharmaceuticals Inc. Class A	4	—
* Transcept Pharmaceuticals Inc.	2	—
* NuPathe Inc.	2	—
* Biodel Inc.	7	—
* Anthera Pharmaceuticals Inc.	2	—
* Acura Pharmaceuticals Inc.	4	—
* AspenBio Pharma Inc.	14	—
		1,284
Industrials (11.5%)
General Electric Co.	9,156	145
United Technologies Corp.	800	60
3M Co.	612	51
Caterpillar Inc.	541	46
United Parcel Service Inc. Class B	615	43
Boeing Co.	653	42
Union Pacific Corp.	436	39
Emerson Electric Co.	649	36
Honeywell International Inc.	662	33
Deere & Co.	362	27
FedEx Corp.	267	24
CSX Corp.	331	20
Danaher Corp.	452	20
General Dynamics Corp.	294	19
Norfolk Southern Corp.	315	19
Lockheed Martin Corp.	263	18
Illinois Tool Works Inc.	374	18

Precision Castparts Corp.	121	17
PACCAR Inc.	310	17
Cummins Inc.	170	17
Tyco International Ltd.	434	16
Northrop Grumman Corp.	257	16
Raytheon Co.	324	15
Waste Management Inc.	410	14
Eaton Corp.	143	14
Ingersoll-Rand plc	273	11
Parker Hannifin Corp.	138	11
CH Robinson Worldwide Inc.	142	10
Expeditors International of Washington Inc.	181	10
* Delta Air Lines Inc.	671	9
Goodrich Corp.	107	9
Fluor Corp.	153	9
Dover Corp.	160	9
Southwest Airlines Co.	633	8
Rockwell Automation Inc.	122	8
Cooper Industries plc	143	8
Republic Services Inc. Class A	276	8
Rockwell Collins Inc.	134	8
* United Continental Holdings Inc.	267	7
ITT Corp.	157	7
L-3 Communications Holdings Inc.	99	7
Joy Global Inc.	88	7
WW Grainger Inc.	51	6
Fastenal Co.	113	6
Roper Industries Inc.	80	6
Bucyrus International Inc. Class A	64	6
AMETEK Inc.	91	5
* Stericycle Inc.	72	5
Textron Inc.	233	5
Flowserve Corp.	49	5
Pall Corp.	100	5
Massey Energy Co.	88	4
* Jacobs Engineering Group Inc.	107	4
* Kansas City Southern	87	4
Manpower Inc.	70	4
Pitney Bowes Inc.	176	4
Equifax Inc.	108	4
KBR Inc.	137	4
Donaldson Co. Inc.	66	4
* AGCO Corp.	79	4
Robert Half International Inc.	128	4
Avery Dennison Corp.	94	4
Iron Mountain Inc.	156	3
Masco Corp.	305	3
Dun & Bradstreet Corp.	44	3
Timken Co.	74	3
* Quanta Services Inc.	179	3
* Navistar International Corp.	60	3
* IHS Inc. Class A	42	3
Cintas Corp.	113	3
* TransDigm Group Inc.	43	3
Gardner Denver Inc.	45	3
Hubbell Inc. Class B	52	3
* BE Aerospace Inc.	82	3
JB Hunt Transport Services Inc.	78	3

SPX Corp.	43	3
* URS Corp.	70	3
Pentair Inc.	84	3
RR Donnelley & Sons Co.	175	3
* WABCO Holdings Inc.	55	3
* Verisk Analytics Inc. Class A	88	3
Snap-On Inc.	50	3
Baldor Electric Co.	41	3
IDEX Corp.	69	3
Waste Connections Inc.	99	3
* Owens Corning	97	3
* Chicago Bridge & Iron Co. NV	86	2
* AMR Corp.	283	2
* Babcock & Wilcox Co.	99	2
Nordson Corp.	30	2
Kennametal Inc.	70	2
* Corrections Corp. of America	97	2
* Shaw Group Inc.	72	2
MSC Industrial Direct Co. Class A	38	2
Lincoln Electric Holdings Inc.	37	2
* Terex Corp.	93	2
* Aecom Technology Corp.	86	2
* Oshkosh Corp.	76	2
* Copart Inc.	61	2
* Alliant Techsystems Inc.	29	2
* Kirby Corp.	47	2
Acuity Brands Inc.	38	2
* Thomas & Betts Corp.	46	2
* GrafTech International Ltd.	103	2
Regal-Beloit Corp.	33	2
* Hertz Global Holdings Inc.	164	2
Ryder System Inc.	46	2
Wabtec Corp.	42	2
Carlisle Cos. Inc.	53	2
Graco Inc.	52	2
Seaboard Corp.	1	2
Towers Watson & Co. Class A	37	2
Lennox International Inc.	41	2
CLARCOR Inc.	44	2
Woodward Governor Co.	53	2
* WESCO International Inc.	37	2
* Spirit Aerosystems Holdings Inc. Class A	90	2
Covanta Holding Corp.	110	2
* Alaska Air Group Inc.	31	2
UTi Worldwide Inc.	87	2
Harsco Corp.	69	2
* Genesee & Wyoming Inc. Class A	34	2
Crane Co.	43	2
Con-way Inc.	47	2
Toro Co.	27	2
Landstar System Inc.	43	2
* US Airways Group Inc.	138	2
Valmont Industries Inc.	19	2
Trinity Industries Inc.	67	2
* Esterline Technologies Corp.	26	2
Copa Holdings SA Class A	27	2
* EMCOR Group Inc.	56	2
* Clean Harbors Inc.	20	2

* General Cable Corp.	45	1
* FTI Consulting Inc.	41	1
Watsco Inc.	24	1
* Moog Inc. Class A	39	1
* ArvinMeritor Inc.	80	1
* Hexcel Corp.	83	1
* JetBlue Airways Corp.	208	1
Actuant Corp. Class A	58	1
HEICO Corp.	26	1
Belden Inc.	41	1
* United Stationers Inc.	21	1
GATX Corp.	40	1
Brady Corp. Class A	42	1
* American Superconductor Corp.	39	1
* Teledyne Technologies Inc.	32	1
* Geo Group Inc.	53	1
* EnerSys	42	1
Alexander & Baldwin Inc.	36	1
Triumph Group Inc.	15	1
* Atlas Air Worldwide Holdings Inc.	23	1
Curtiss-Wright Corp.	40	1
Manitowoc Co. Inc.	112	1
* Tetra Tech Inc.	53	1
AO Smith Corp.	31	1
* Middleby Corp.	15	1
* Avis Budget Group Inc.	87	1
* Dollar Thrifty Automotive Group Inc.	25	1
Applied Industrial Technologies Inc.	37	1
Herman Miller Inc.	50	1
* HUB Group Inc. Class A	33	1
* Chart Industries Inc.	34	1
Corporate Executive Board Co.	31	1
* Old Dominion Freight Line Inc.	36	1
HNI Corp.	39	1
ABM Industries Inc.	45	1
* Ladish Co. Inc.	22	1
Brink's Co.	42	1
* United Rentals Inc.	52	1
Kaydon Corp.	29	1
Mueller Industries Inc.	33	1
Knight Transportation Inc.	52	1
* CoStar Group Inc.	19	1
Rollins Inc.	37	1
Deluxe Corp.	46	1
* Amerco Inc.	10	1
* Armstrong World Industries Inc.	20	1
* AAR Corp.	39	1
* CNH Global NV	23	1
* II-VI Inc.	23	1
Healthcare Services Group Inc.	58	1
* RBC Bearings Inc.	25	1
Barnes Group Inc.	48	1
ESCO Technologies Inc.	26	1
* AirTran Holdings Inc.	122	1
* Wabash National Corp.	86	1
Simpson Manufacturing Co. Inc.	35	1
Robbins & Myers Inc.	29	1
* Acacia Research - Acacia Technologies	33	1

Franklin Electric Co. Inc.	23	1
Skywest Inc.	55	1
Raven Industries Inc.	20	1
Granite Construction Inc.	35	1
American Science & Engineering Inc.	11	1
* Insituform Technologies Inc. Class A	40	1
Werner Enterprises Inc.	41	1
Watts Water Technologies Inc. Class A	27	1
* Beacon Roofing Supply Inc.	51	1
* MasTec Inc.	61	1
* TrueBlue Inc.	53	1
Unifirst Corp.	17	1
CIRCOR International Inc.	22	1
* SYKES Enterprises Inc.	47	1
* Orbital Sciences Corp.	53	1
Steelcase Inc. Class A	90	1
* Layne Christensen Co.	26	1
Forward Air Corp.	31	1
Ameron International Corp.	12	1
Allegiant Travel Co. Class A	17	1
* EnPro Industries Inc.	23	1
McGrath Rentcorp	30	1
* USG Corp.	66	1
* GeoEye Inc.	21	1
Mine Safety Appliances Co.	29	1
Briggs & Stratton Corp.	48	1
Lindsay Corp.	14	1
Cubic Corp.	18	1
Administaff Inc.	29	1
Resources Connection Inc.	49	1
* Ceradyne Inc.	31	1
Heartland Express Inc.	53	1
Universal Forest Products Inc.	25	1
Kaman Corp.	29	1
* Korn/Ferry International	47	1
* Advisory Board Co.	17	1
Badger Meter Inc.	19	1
* Blount International Inc.	52	1
* DigitalGlobe Inc.	27	1
* Polypore International Inc.	25	1
Tennant Co.	23	1
Knoll Inc.	51	1
* Interline Brands Inc.	38	1
Interface Inc. Class A	54	1
* Mobile Mini Inc.	43	1
* Rush Enterprises Inc. Class A	44	1
* 3D Systems Corp.	27	1
Albany International Corp.	36	1
* Astec Industries Inc.	25	1
Mueller Water Products Inc. Class A	211	1
NACCO Industries Inc. Class A	8	1
Arkansas Best Corp.	30	1
John Bean Technologies Corp.	40	1
Viad Corp.	31	1
Titan International Inc.	46	1
* Griffon Corp.	60	1
* Huron Consulting Group Inc.	32	1
G&K Services Inc. Class A	26	1

Aircastle Ltd.	75	1
Quanex Building Products Corp.	43	1
Applied Signal Technology Inc.	21	1
* Kforce Inc.	45	1
TAL International Group Inc.	24	1
AZZ Inc.	18	1
Tredegar Corp.	36	1
Ennis Inc.	38	1
Tutor Perini Corp.	33	1
* A123 Systems Inc.	80	1
* EnerNOC Inc.	25	1
* Genco Shipping & Trading Ltd.	41	1
* Satcon Technology Corp.	152	1
* Dycom Industries Inc.	16	—
* Exponent Inc.	6	—
* Kelly Services Inc. Class A	11	—
* Consolidated Graphics Inc.	4	—
* Altra Holdings Inc.	11	—
Great Lakes Dredge & Dock Corp.	24	—
EnergySolutions Inc.	36	—
* SFN Group Inc.	21	—
* Aerovironment Inc.	7	—
* Colfax Corp.	10	—
* ICF International Inc.	7	—
Comfort Systems USA Inc.	15	—
* Navigant Consulting Inc.	20	—
* Hawaiian Holdings Inc.	21	—
* Dolan Co.	12	—
* Team Inc.	8	—
* Air Transport Services Group Inc.	22	—
Federal Signal Corp.	25	—
Encore Wire Corp.	7	—
Sun Hydraulics Corp.	5	—
* RSC Holdings Inc.	20	—
* ACCO Brands Corp.	22	—
* Sauer-Danfoss Inc.	5	—
* Greenbrier Cos. Inc.	8	—
Standex International Corp.	5	—
Gorman-Rupp Co.	5	—
* Orion Marine Group Inc.	11	—
Cascade Corp.	4	—
Heidrick & Struggles International Inc.	7	—
* Force Protection Inc.	28	—
* Commercial Vehicle Group Inc.	10	—
* Powell Industries Inc.	4	—
* LB Foster Co. Class A	4	—
Vicor Corp.	8	—
* KAR Auction Services Inc.	11	—
* American Commercial Lines Inc.	4	—
* Columbus McKinnon Corp.	8	—
Marten Transport Ltd.	6	—
AAON Inc.	5	—
* MYR Group Inc.	8	—
* Eagle Bulk Shipping Inc.	25	—
FreightCar America Inc.	5	—
Apogee Enterprises Inc.	11	—
* Gibraltar Industries Inc.	12	—
* Celadon Group Inc.	9	—

* Trimas Corp.	6	—
* Generac Holdings Inc.	8	—
* GenCorp Inc.	24	—
* Cenveo Inc.	22	—
* RailAmerica Inc.	9	—
Textainer Group Holdings Ltd.	4	—
* Trex Co. Inc.	6	—
US Ecology Inc.	7	—
* H&E Equipment Services Inc.	11	—
* Ener1 Inc.	25	—
* Republic Airways Holdings Inc.	14	—
* CBIZ Inc.	18	—
* Standard Parking Corp.	6	—
* American Reprographics Co.	15	—
* Titan Machinery Inc.	5	—
* On Assignment Inc.	15	—
* Higher One Holdings Inc.	5	—
* School Specialty Inc.	8	—
* Taser International Inc.	25	—
* Hawk Corp. Class A	2	—
* Furmanite Corp.	15	—
Multi-Color Corp.	5	—
* Dynamex Inc.	4	—
* Michael Baker Corp.	3	—
* Kadant Inc.	5	—
* Sterling Construction Co. Inc.	7	—
* M&F Worldwide Corp.	4	—
* Tecumseh Products Co. Class A	7	—
* Advanced Battery Technologies Inc.	24	—
* Saia Inc.	6	—
Ducommun Inc.	4	—
* PMFG Inc.	6	—
* Excel Maritime Carriers Ltd. Class A	16	—
* Northwest Pipe Co.	4	—
* CRA International Inc.	4	—
CDI Corp.	5	—
American Woodmark Corp.	4	—
* Astronics Corp.	4	—
Baltic Trading Ltd.	7	—
* CAI International Inc.	4	—
* Herley Industries Inc.	5	—
Dynamic Materials Corp.	5	—
Ampco-Pittsburgh Corp.	3	—
* Pacer International Inc.	14	—
* APAC Customer Services Inc.	13	—
Alamo Group Inc.	3	—
Kimball International Inc. Class B	13	—
* Capstone Turbine Corp.	97	—
Aceto Corp.	10	—
Houston Wire & Cable Co.	7	—
* Patriot Transportation Holding Inc.	1	—
Twin Disc Inc.	3	—
* NCI Building Systems Inc.	7	—
Insteel Industries Inc.	7	—
Schawk Inc. Class A	4	—
* Mistras Group Inc.	6	—
* LaBarge Inc.	5	—
Primoris Services Corp.	8	—

* Broadwind Energy Inc.	37	—
LSI Industries Inc.	8	—
Met-Pro Corp.	6	—
* Metalico Inc.	15	—
Graham Corp.	4	—
* LMI Aerospace Inc.	4	—
* Pinnacle Airlines Corp.	8	—
* DXP Enterprises Inc.	3	—
* Kratos Defense & Security Solutions Inc.	6	—
* Flow International Corp.	19	—
* Ultrapetrol Bahamas Ltd.	9	—
* Innerworkings Inc.	10	—
VSE Corp.	2	—
* PowerSecure International Inc.	7	—
* American Railcar Industries Inc.	4	—
Douglas Dynamics Inc.	4	—
* Park-Ohio Holdings Corp.	3	—
Courier Corp.	4	—
* Energy Recovery Inc.	17	—
Miller Industries Inc.	4	—
* GP Strategies Corp.	6	—
* Hudson Highland Group Inc.	13	—
International Shipholding Corp.	2	—
* Hill International Inc.	10	—
* Ameresco Inc. Class A	4	—
* Fuel Tech Inc.	7	—
* Roadrunner Transportation Systems Inc.	4	—
* Lydall Inc.	7	—
* Pike Electric Corp.	7	—
Preformed Line Products Co.	1	—
* Casella Waste Systems Inc. Class A	10	—
* Thermadyne Holdings Corp.	3	—
Barrett Business Services Inc.	3	—
* FuelCell Energy Inc.	39	—
Horizon Lines Inc. Class A	12	—
Lawson Products Inc.	2	—
* Franklin Covey Co.	5	—
* Volt Information Sciences Inc.	6	—
* USA Truck Inc.	3	—
* Xerium Technologies Inc.	3	—
* Universal Truckload Services Inc.	2	—
* UQM Technologies Inc.	15	—
* United Capital Corp.	1	—
* Builders FirstSource Inc.	18	—
* Quality Distribution Inc.	4	—
* Global Defense Technology & Systems Inc.	2	—
* Argan Inc.	3	—
* Applied Energetics Inc.	31	—
* PAM Transportation Services Inc.	2	—
Standard Register Co.	7	—
* Hoku Corp.	7	—
* PGT Inc.	8	—
* Coleman Cable Inc.	3	—
Omega Flex Inc.	1	—
* BlueLinx Holdings Inc.	4	—
Compx International Inc.	1	—

* LECG Corp.	10	—
		1,320
Information Technology (18.7%)
* Apple Inc.	780	243
Microsoft Corp.	6,566	165
International Business Machines Corp.	1,100	156
* Google Inc. Class A	209	116
Intel Corp.	4,755	100
* Cisco Systems Inc.	4,881	93
Oracle Corp.	3,256	88
Hewlett-Packard Co.	2,004	84
QUALCOMM Inc.	1,404	66
* EMC Corp.	1,770	38
Texas Instruments Inc.	1,054	33
Visa Inc. Class A	397	29
* eBay Inc.	994	29
Corning Inc.	1,326	23
Accenture plc Class A	519	22
Mastercard Inc. Class A	83	20
* Dell Inc.	1,445	19
Automatic Data Processing Inc.	428	19
Broadcom Corp. Class A	422	19
* Yahoo! Inc.	1,177	19
* Cognizant Technology Solutions Corp. Class A	255	17
* Juniper Networks Inc.	447	15
* Motorola Inc.	1,974	15
* NetApp Inc.	293	15
Applied Materials Inc.	1,141	14
* Salesforce.com Inc.	98	14
Xerox Corp.	1,171	13
* Adobe Systems Inc.	448	12
* Symantec Corp.	679	11
* Intuit Inc.	239	11
* Citrix Systems Inc.	159	11
* Agilent Technologies Inc.	296	10
Western Union Co.	572	10
Analog Devices Inc.	254	9
Altera Corp.	257	9
* F5 Networks Inc.	68	9
* Marvell Technology Group Ltd.	460	9
* SanDisk Corp.	196	9
* Akamai Technologies Inc.	155	8
Paychex Inc.	274	8
CA Inc.	331	8
Amphenol Corp. Class A	148	7
* Fiserv Inc.	130	7
* Red Hat Inc.	160	7
* BMC Software Inc.	155	7
* Autodesk Inc.	195	7
* NVIDIA Corp.	486	7
* Western Digital Corp.	195	7
* McAfee Inc.	133	6
Linear Technology Corp.	191	6
Fidelity National Information Services Inc.	225	6
Maxim Integrated Products Inc.	258	6
* Cree Inc.	92	6
Xilinx Inc.	220	6

* First Solar Inc.	48	6
Computer Sciences Corp.	132	6
* Teradata Corp.	143	6
* Seagate Technology plc	414	6
* VeriSign Inc.	156	5
KLA-Tencor Corp.	145	5
* Micron Technology Inc.	727	5
Microchip Technology Inc.	157	5
Activision Blizzard Inc.	441	5
* VMware Inc. Class A	62	5
Harris Corp.	111	5
* Lam Research Corp.	108	5
* Rovi Corp.	87	5
* Amdocs Ltd.	175	5
* Electronic Arts Inc.	280	4
* Atmel Corp.	391	4
* SAIC Inc.	264	4
* Avnet Inc.	130	4
* Skyworks Solutions Inc.	151	4
* Trimble Navigation Ltd.	103	4
* ANSYS Inc.	77	4
* Advanced Micro Devices Inc.	510	4
* Riverbed Technology Inc.	108	4
Factset Research Systems Inc.	40	4
* FLIR Systems Inc.	131	3
* Nuance Communications Inc.	193	3
* Synopsys Inc.	128	3
* Arrow Electronics Inc.	104	3
* Informatica Corp.	78	3
* LSI Corp.	556	3
* Equinix Inc.	39	3
* ON Semiconductor Corp.	366	3
* MICROS Systems Inc.	68	3
* Dolby Laboratories Inc. Class A	46	3
* Alliance Data Systems Corp.	46	3
Global Payments Inc.	69	3
Solera Holdings Inc.	59	3
* TIBCO Software Inc.	142	3
National Semiconductor Corp.	203	3
* Polycom Inc.	73	3
* WebMD Health Corp.	51	3
* VeriFone Systems Inc.	73	3
* CommScope Inc.	80	2
Lender Processing Services Inc.	81	2
* Novellus Systems Inc.	82	2
* Monster Worldwide Inc.	108	2
* Lexmark International Inc. Class A	67	2
* Rackspace Hosting Inc.	83	2
* Ingram Micro Inc.	134	2
Molex Inc.	114	2
* Avago Technologies Ltd.	90	2
Jabil Circuit Inc.	154	2
* MEMC Electronic Materials Inc.	193	2
Broadridge Financial Solutions Inc.	108	2
* AOL Inc.	91	2
* Cypress Semiconductor Corp.	140	2
* JDS Uniphase Corp.	183	2
Total System Services Inc.	141	2

* Parametric Technology Corp.	99	2
* Vishay Intertechnology Inc.	147	2
Tellabs Inc.	328	2
* IAC/InterActiveCorp	73	2
Jack Henry & Associates Inc.	73	2
* Gartner Inc.	62	2
* Itron Inc.	35	2
* Varian Semiconductor Equipment Associates Inc.	63	2
* NCR Corp.	137	2
* Compuware Corp.	191	2
* Atheros Communications Inc.	59	2
* Brocade Communications Systems Inc.	377	2
* Acme Packet Inc.	38	2
* Teradyne Inc.	154	2
* Zebra Technologies Corp.	50	2
CoreLogic Inc.	100	2
* Cadence Design Systems Inc.	230	2
* Concur Technologies Inc.	35	2
* Rambus Inc.	89	2
* Novell Inc.	296	2
* Tech Data Corp.	40	2
Diebold Inc.	56	2
National Instruments Corp.	50	2
* International Rectifier Corp.	60	2
* QLogic Corp.	95	2
* Silicon Laboratories Inc.	40	2
* NeuStar Inc. Class A	64	2
* Netlogic Microsystems Inc.	53	2
ADTRAN Inc.	53	2
* RF Micro Devices Inc.	229	2
* SuccessFactors Inc.	53	2
* TriQuint Semiconductor Inc.	133	2
* Microsemi Corp.	71	2
* Ariba Inc.	77	2
* Veeco Instruments Inc.	35	2
* VistaPrint NV	38	1
* Fairchild Semiconductor International Inc. Class A	107	1
Plantronics Inc.	42	1
* Wright Express Corp.	34	1
* Cavium Networks Inc.	39	1
* Progress Software Corp.	37	1
* PMC - Sierra Inc.	195	1
* Aruba Networks Inc.	66	1
Anixter International Inc.	25	1
* Hittite Microwave Corp.	24	1
Intersil Corp. Class A	106	1
* GSI Commerce Inc.	56	1
DST Systems Inc.	31	1
* Quest Software Inc.	52	1
* CACI International Inc. Class A	26	1
* Omnivision Technologies Inc.	45	1
* InterDigital Inc.	38	1
* Digital River Inc.	34	1
* Blackboard Inc.	30	1
* Semtech Corp.	53	1
* Finisar Corp.	64	1
* Viasat Inc.	29	1
* Ciena Corp.	79	1

* Fortinet Inc.	36	1
* Convergys Corp.	85	1
* OpenTable Inc.	15	1
* Art Technology Group Inc.	182	1
* Arris Group Inc.	108	1
* CommVault Systems Inc.	37	1
* Taleo Corp. Class A	35	1
* ValueClick Inc.	69	1
* ADC Telecommunications Inc.	83	1
Sapient Corp.	88	1
* TTM Technologies Inc.	79	1
* j2 Global Communications Inc.	39	1
* Mentor Graphics Corp.	91	1
* Lawson Software Inc.	118	1
* Ultimate Software Group Inc.	23	1
Power Integrations Inc.	25	1
* Cirrus Logic Inc.	65	1
* Cymer Inc.	26	1
Blackbaud Inc.	39	1
* Acxiom Corp.	58	1
* Netgear Inc.	31	1
* Isilon Systems Inc.	29	1
Cognex Corp.	35	1
* JDA Software Group Inc.	37	1
* IPG Photonics Corp.	34	1
Littelfuse Inc.	21	1
MAXIMUS Inc.	16	1
* SunPower Corp. Class A	83	1
* Integrated Device Technology Inc.	150	1
* Blue Coat Systems Inc.	36	1
* Loral Space & Communications Inc.	13	1
* Plexus Corp.	35	1
* Synaptics Inc.	33	1
* DTS Inc.	20	1
* MKS Instruments Inc.	45	1
* Tessera Technologies Inc.	46	1
* Diodes Inc.	37	1
* Coherent Inc.	22	1
* Cabot Microelectronics Corp.	23	1
* SAVVIS Inc.	36	1
* FEI Co.	38	1
* Benchmark Electronics Inc.	56	1
* Sourcefire Inc.	33	1
* ACI Worldwide Inc.	35	1
Earthlink Inc.	99	1
Fair Isaac Corp.	38	1
* Terremark Worldwide Inc.	74	1
* Entegris Inc.	136	1
* Unisys Corp.	39	1
MTS Systems Corp.	23	1
* Mantech International Corp. Class A	22	1
* Websense Inc.	42	1
* Constant Contact Inc.	34	1
* MicroStrategy Inc. Class A	10	1
* L-1 Identity Solutions Inc.	73	1
* Aspen Technology Inc.	69	1
* Emulex Corp.	76	1
Comtech Telecommunications Corp.	29	1

* Quantum Corp.	232	1
* Rofin-Sinar Technologies Inc.	29	1
* LogMeIn Inc.	19	1
* Take-Two Interactive Software Inc.	75	1
* Advent Software Inc.	16	1
Black Box Corp.	23	1
* SRA International Inc. Class A	42	1
* Standard Microsystems Corp.	30	1
* Scansource Inc.	28	1
* STEC Inc.	48	1
* Tekelec	66	1
* Silicon Image Inc.	106	1
* Stratasys Inc.	24	1
* Manhattan Associates Inc.	26	1
* Genpact Ltd.	58	1
* DG FastChannel Inc.	32	1
* TiVo Inc.	98	1
* DealerTrack Holdings Inc.	42	1
* Universal Display Corp.	32	1
* Infinera Corp.	97	1
Heartland Payment Systems Inc.	50	1
* Volterra Semiconductor Corp.	35	1
* EchoStar Corp. Class A	39	1
* Euronet Worldwide Inc.	48	1
* Brightpoint Inc.	95	1
* TeleTech Holdings Inc.	41	1
* Bottomline Technologies Inc.	41	1
* Tyler Technologies Inc.	38	1
* SYNNEX Corp.	27	1
* Amkor Technology Inc.	111	1
* Ancestry.com Inc.	27	1
Micrel Inc.	62	1
Syntel Inc.	16	1
AVX Corp.	53	1
* Compellent Technologies Inc.	29	1
* CSG Systems International Inc.	40	1
* Netscout Systems Inc.	34	1
Sycamore Networks Inc.	25	1
* SolarWinds Inc.	42	1
* Harmonic Inc.	110	1
Park Electrochemical Corp.	27	1
* ATMI Inc.	41	1
* RightNow Technologies Inc.	29	1
* Entropic Communications Inc.	82	1
* OSI Systems Inc.	21	1
United Online Inc.	115	1
* Forrester Research Inc.	21	1
* Sanmina-SCI Corp.	69	1
* MIPS Technologies Inc. Class A	53	1
* Ceva Inc.	31	1
* Newport Corp.	49	1
* TNS Inc.	37	1
* Monolithic Power Systems Inc.	44	1
* Power-One Inc.	75	1
* Electronics for Imaging Inc.	54	1
* Applied Micro Circuits Corp.	76	1
* Intermec Inc.	62	1
* Checkpoint Systems Inc.	39	1

* Ixia	44	1
* Rogers Corp.	21	1
* Kulicke & Soffa Industries Inc.	104	1
* Oclaro Inc.	71	1
* Radiant Systems Inc.	38	1
* comScore Inc.	31	1
iGate Corp.	34	1
* Synchronoss Technologies Inc.	26	1
* Brooks Automation Inc.	93	1
NIC Inc.	80	1
* Ebix Inc.	32	1
* FormFactor Inc.	71	1
* Lattice Semiconductor Corp.	148	1
* Xyratex Ltd.	43	1
* Internet Capital Group Inc.	53	1
* Insight Enterprises Inc.	52	1
* Sonus Networks Inc.	242	1
* Advanced Energy Industries Inc.	49	1
VirnetX Holding Corp.	41	1
* Sonic Solutions Inc.	57	1
* GT Solar International Inc.	85	1
* Cogent Inc.	47	—
Pegasystems Inc.	7	—
Daktronics Inc.	14	—
* Epicor Software Corp.	20	—
* Avid Technology Inc.	12	—
* Ultratech Inc.	10	—
* FARO Technologies Inc.	7	—
* Smith Micro Software Inc.	12	—
* Mercury Computer Systems Inc.	10	—
* Maxwell Technologies Inc.	11	—
* LivePerson Inc.	18	—
* NetSuite Inc.	7	—
* Vocus Inc.	7	—
* RealD Inc.	6	—
* Anadigics Inc.	26	—
EPIQ Systems Inc.	13	—
* Kenexa Corp.	9	—
* RealPage Inc.	6	—
* Electro Scientific Industries Inc.	11	—
* Internet Brands Inc. Class A	12	—
* Move Inc.	63	—
* Hughes Communications Inc.	4	—
* Sigma Designs Inc.	13	—
* Measurement Specialties Inc.	6	—
Methode Electronics Inc.	15	—
* LTX-Credence Corp.	19	—
Cohu Inc.	10	—
* Zoran Corp.	21	—
CTS Corp.	14	—
* QLIK Technologies Inc.	6	—
* Hypercom Corp.	19	—
* Photronics Inc.	22	—
* Oplink Communications Inc.	8	—
* THQ Inc.	27	—
* Interactive Intelligence Inc.	5	—
* Limelight Networks Inc.	19	—
* S1 Corp.	21	—

* Rubicon Technology Inc.	6	—
* ShoreTel Inc.	18	—
* Novatel Wireless Inc.	13	—
* ExlService Holdings Inc.	6	—
* Echelon Corp.	13	—
* support.com Inc.	19	—
Opnet Technologies Inc.	5	—
* ModusLink Global Solutions Inc.	18	—
* Intevac Inc.	9	—
* Symmetricom Inc.	18	—
* SMART Modular Technologies WWH Inc.	21	—
* RealNetworks Inc.	34	—
* Infospace Inc.	15	—
* Imation Corp.	12	—
* Powerwave Technologies Inc.	54	—
* Knot Inc.	12	—
* IXYS Corp.	10	—
* EMS Technologies Inc.	6	—
* KIT Digital Inc.	8	—
* Internap Network Services Corp.	21	—
* Anaren Inc.	6	—
* Kopin Corp.	27	—
Keithley Instruments Inc.	5	—
* AXT Inc.	13	—
Cass Information Systems Inc.	3	—
* Extreme Networks	36	—
* Axcelis Technologies Inc.	42	—
Electro Rent Corp.	7	—
* Super Micro Computer Inc.	10	—
* IntraLinks Holdings Inc.	5	—
* NVE Corp.	2	—
* Perficient Inc.	9	—
* Actuate Corp.	18	—
* Monotype Imaging Holdings Inc.	9	—
* UTStarcom Inc.	47	—
* Exar Corp.	15	—
* Supertex Inc.	4	—
* Cray Inc.	14	—
* Pericom Semiconductor Corp.	10	—
* Aviat Networks Inc.	24	—
* Spansion Inc. Class A	5	—
* SS&C Technologies Holdings Inc.	5	—
* Rudolph Technologies Inc.	13	—
* Digi International Inc.	10	—
* VASCO Data Security International Inc.	11	—
* Multi-Fineline Electronix Inc.	4	—
* Liquidity Services Inc.	6	—
* Silicon Graphics International Corp.	12	—
* BroadSoft Inc.	4	—
* Radisys Corp.	10	—
Bel Fuse Inc. Class B	4	—
* Motricity Inc.	3	—
* Seachange International Inc.	11	—
* Zix Corp.	23	—
* Magma Design Automation Inc.	21	—
* Travelzoo Inc.	2	—
* Energy Conversion Devices Inc.	19	—
* Wave Systems Corp. Class A	32	—

* Digimarc Corp.	3	—
* Ciber Inc.	25	—
* Rosetta Stone Inc.	4	—
* TeleCommunication Systems Inc. Class A	18	—
* Vishay Precision Group Inc.	5	—
* MoneyGram International Inc.	34	—
* Nanometrics Inc.	7	—
* DemandTec Inc.	8	—
* Openwave Systems Inc.	34	—
* Mindspeed Technologies Inc.	13	—
* Zygo Corp.	7	—
* QuinStreet Inc.	4	—
* Integrated Silicon Solution Inc.	10	—
* KVH Industries Inc.	6	—
* Lionbridge Technologies Inc.	24	—
* PROS Holdings Inc.	8	—
* Spectrum Control Inc.	5	—
* Globecomm Systems Inc.	9	—
* LoopNet Inc.	7	—
* Gerber Scientific Inc.	10	—
* Ultra Clean Holdings	9	—
Pulse Electronics Corp.	17	—
* Fabrinet	4	—
* DSP Group Inc.	9	—
* Virtusa Corp.	5	—
* Dice Holdings Inc.	6	—
* Comverge Inc.	10	—
* Saba Software Inc.	11	—
* NCI Inc. Class A	3	—
Richardson Electronics Ltd.	6	—
* Microtune Inc.	22	—
* Integral Systems Inc.	7	—
* Advanced Analogic Technologies Inc.	17	—
* Immersion Corp.	11	—
Keynote Systems Inc.	5	—
* Rimage Corp.	4	—
* Evergreen Solar Inc.	78	—
American Software Inc. Class A	9	—
* BigBand Networks Inc.	20	—
* GSI Technology Inc.	8	—
* Computer Task Group Inc.	6	—
* X-Rite Inc.	14	—
Renaissance Learning Inc.	5	—
* Envestnet Inc.	4	—
* CPI International Inc.	3	—
Marchex Inc. Class B	8	—
* Deltek Inc.	8	—
* FSI International Inc.	16	—
* Mattson Technology Inc.	20	—
* Trident Microsystems Inc.	29	—
Stamps.com Inc.	4	—
DDi Corp.	5	—
* Microvision Inc.	36	—
* PLX Technology Inc.	15	—
* PC-Tel Inc.	8	—
* Network Equipment Technologies Inc.	12	—
* Online Resources Corp.	11	—
* CDC Corp. Class A	12	—

* ePlus Inc.	2	—
* Echo Global Logistics Inc.	4	—
* Global Cash Access Holdings Inc.	20	—
* MoSys Inc.	11	—
* Conexant Systems Inc.	33	—
* Archipelago Learning Inc.	5	—
* SRS Labs Inc.	5	—
* Hackett Group Inc.	12	—
* Mediamind Technologies Inc.	3	—
* Calix Inc.	3	—
* Occam Networks Inc.	5	—
* PC Connection Inc.	4	—
* PDF Solutions Inc.	9	—
* Agilysys Inc.	7	—
* TechTarget Inc.	6	—
* Viasystems Group Inc.	2	—
* MaxLinear Inc.	3	—
* FalconStor Software Inc.	12	—
* Guidance Software Inc.	5	—
Tessco Technologies Inc.	2	—
* Tier Technologies Inc. Class B	6	—
* Hutchinson Technology Inc.	9	—
* Meru Networks Inc.	2	—
* Opnext Inc.	18	—
* SPS Commerce Inc.	2	—
* Alpha & Omega Semiconductor Ltd.	2	—
QAD Inc.	5	—
* Network Engines Inc.	15	—
* Local.com Corp.	6	—
* Presstek Inc.	11	—
* TeleNav Inc.	3	—
* Convio Inc.	2	—
* Ikanos Communications Inc.	12	—
* Stream Global Services Inc.	2	—
		2,133
Materials (4.2%)
Freeport-McMoRan Copper & Gold Inc.	404	41
EI du Pont de Nemours & Co.	781	37
Dow Chemical Co.	998	31
Monsanto Co.	464	28
Praxair Inc.	261	24
Newmont Mining Corp.	404	24
Air Products & Chemicals Inc.	180	16
Alcoa Inc.	868	11
PPG Industries Inc.	142	11
Nucor Corp.	268	10
Ecolab Inc.	199	10
International Paper Co.	372	9
Mosaic Co.	135	9
Cliffs Natural Resources Inc.	116	8
CF Industries Holdings Inc.	60	7
Sigma-Aldrich Corp.	104	7
Lubrizol Corp.	58	6
Southern Copper Corp.	144	6
United States Steel Corp.	122	6
Sherwin-Williams Co.	79	6
Ball Corp.	79	5

Celanese Corp. Class A	134	5
FMC Corp.	62	5
Eastman Chemical Co.	62	5
Walter Energy Inc.	46	5
Vulcan Materials Co.	109	4
Allegheny Technologies Inc.	84	4
Airgas Inc.	71	4
* Crown Holdings Inc.	138	4
Albemarle Corp.	78	4
* Owens-Illinois Inc.	141	4
MeadWestvaco Corp.	146	4
International Flavors & Fragrances Inc.	68	4
Ashland Inc.	67	3
Martin Marietta Materials Inc.	39	3
Nalco Holding Co.	111	3
Sealed Air Corp.	136	3
Steel Dynamics Inc.	184	3
Bemis Co. Inc.	93	3
Sonoco Products Co.	86	3
Domtar Corp.	37	3
Valspar Corp.	85	3
Reliance Steel & Aluminum Co.	63	3
Aptargroup Inc.	58	3
Huntsman Corp.	160	2
Compass Minerals International Inc.	29	2
Royal Gold Inc.	46	2
RPM International Inc.	111	2
Packaging Corp. of America	88	2
* Solutia Inc.	104	2
* Hecla Mining Co.	218	2
* WR Grace & Co.	62	2
Cytec Industries Inc.	42	2
Cabot Corp.	56	2
Scotts Miracle-Gro Co. Class A	40	2
Temple-Inland Inc.	92	2
Rock-Tenn Co. Class A	34	2
* Coeur d'Alene Mines Corp.	75	2
Greif Inc. Class A	30	2
* Rockwood Holdings Inc.	45	2
* Allied Nevada Gold Corp.	64	2
Commercial Metals Co.	97	2
Sensient Technologies Corp.	43	1
* Thompson Creek Metals Co. Inc.	119	1
Silgan Holdings Inc.	42	1
Carpenter Technology Corp.	38	1
* Titanium Metals Corp.	73	1
AK Steel Holding Corp.	94	1
Olin Corp.	67	1
* Intrepid Potash Inc.	39	1
NewMarket Corp.	9	1
Schnitzer Steel Industries Inc.	19	1
* OM Group Inc.	28	1
* Ferro Corp.	73	1
Minerals Technologies Inc.	17	1
Schweitzer-Mauduit International Inc.	16	1
Eagle Materials Inc.	40	1
* PolyOne Corp.	79	1
* Clearwater Paper Corp.	12	1

* Golden Star Resources Ltd.	219	1
HB Fuller Co.	45	1
* Louisiana-Pacific Corp.	115	1
Globe Specialty Metals Inc.	57	1
Westlake Chemical Corp.	24	1
Worthington Industries Inc.	56	1
Buckeye Technologies Inc.	44	1
* Stillwater Mining Co.	46	1
Balchem Corp.	28	1
Texas Industries Inc.	23	1
* Century Aluminum Co.	62	1
* Brush Engineered Materials Inc.	24	1
Kaiser Aluminum Corp.	18	1
Arch Chemicals Inc.	24	1
* RTI International Metals Inc.	29	1
AMCOL International Corp.	29	1
* US Gold Corp.	123	1
* KapStone Paper and Packaging Corp.	54	1
* Georgia Gulf Corp.	39	1
Innophos Holdings Inc.	23	1
* Calgon Carbon Corp.	56	1
Deltic Timber Corp.	15	1
Stepan Co.	11	1
* Molycorp Inc.	26	1
A Schulman Inc.	37	1
Koppers Holdings Inc.	26	1
* Jaguar Mining Inc.	111	1
PH Glatfelter Co.	59	1
* Horsehead Holding Corp.	63	1
Boise Inc.	96	1
* STR Holdings Inc.	32	1
Haynes International Inc.	5	—
Quaker Chemical Corp.	5	—
Hawkins Inc.	4	—
* Graphic Packaging Holding Co.	45	—
Zep Inc.	9	—
* LSB Industries Inc.	7	—
* Omnova Solutions Inc.	18	—
Wausau Paper Corp.	20	—
* General Moly Inc.	26	—
* Kraton Performance Polymers Inc.	5	—
Myers Industries Inc.	14	—
* Spartech Corp.	13	—
* Capital Gold Corp.	25	—
Neenah Paper Inc.	6	—
* AM Castle & Co.	7	—
* Zoltek Cos. Inc.	11	—
* Universal Stainless & Alloy	3	—
* Headwaters Inc.	24	—
* Senomyx Inc.	16	—
* Graham Packaging Co. Inc.	7	—
Olympic Steel Inc.	4	—
* TPC Group Inc.	3	—
* Landec Corp.	11	—
* Metals USA Holdings Corp.	5	—
* Noranda Aluminum Holding Corp.	5	—
American Vanguard Corp.	8	—
* US Energy Corp. Wyoming	11	—

* AEP Industries Inc.	2	—
* United States Lime & Minerals Inc.	1	—
NL Industries Inc.	3	—
KMG Chemicals Inc.	2	—
* Verso Paper Corp.	6	—
		481
Telecommunication Services (2.8%)
AT&T Inc.	5,068	141
Verizon Communications Inc.	2,416	77
* American Tower Corp. Class A	343	17
CenturyLink Inc.	256	11
Qwest Communications International Inc.	1,475	10
* Crown Castle International Corp.	247	10
* Sprint Nextel Corp.	2,502	9
Frontier Communications Corp.	838	8
* NII Holdings Inc.	143	5
Windstream Corp.	411	5
* SBA Communications Corp. Class A	100	4
* MetroPCS Communications Inc.	214	3
Telephone & Data Systems Inc.	72	3
* tw telecom inc Class A	130	2
* Syniverse Holdings Inc.	59	2
* Level 3 Communications Inc.	1,407	1
* AboveNet Inc.	20	1
* Clearwire Corp. Class A	131	1
* United States Cellular Corp.	17	1
* Cogent Communications Group Inc.	64	1
* General Communication Inc. Class A	66	1
* Leap Wireless International Inc.	68	1
Alaska Communications Systems Group Inc.	66	1
* Cincinnati Bell Inc.	282	1
Consolidated Communications Holdings Inc.	37	1
NTELOS Holdings Corp.	40	1
* Neutral Tandem Inc.	47	1
* PAETEC Holding Corp.	168	1
Shenandoah Telecommunications Co.	10	—
* Premiere Global Services Inc.	24	—
* Global Crossing Ltd.	12	—
USA Mobility Inc.	9	—
* Cbeyond Inc.	11	—
Atlantic Tele-Network Inc.	4	—
* Iridium Communications Inc.	14	—
IDT Corp. Class B	6	—
* Vonage Holdings Corp.	43	—
* FiberTower Corp.	20	—
* ICO Global Communications Holdings Ltd.	38	—
* Globalstar Inc.	28	—
		320
Utilities (3.5%)
Southern Co.	714	27
Exelon Corp.	562	22
Dominion Resources Inc.	506	21
Duke Energy Corp.	1,116	20
NextEra Energy Inc.	353	18
PG&E Corp.	317	15
American Electric Power Co. Inc.	407	14
Public Service Enterprise Group Inc.	430	13

Consolidated Edison Inc.	240	12
Entergy Corp.	161	11
Progress Energy Inc.	245	11
Sempra Energy	211	11
PPL Corp.	410	10
Edison International	277	10
Xcel Energy Inc.	390	9
FirstEnergy Corp.	260	9
DTE Energy Co.	144	6
* AES Corp.	569	6
Wisconsin Energy Corp.	100	6
Ameren Corp.	203	6
CenterPoint Energy Inc.	358	6
Northeast Utilities	150	5
Oneok Inc.	91	5
Constellation Energy Group Inc.	158	4
* NRG Energy Inc.	217	4
National Fuel Gas Co.	63	4
NiSource Inc.	236	4
SCANA Corp.	96	4
NSTAR	91	4
Pinnacle West Capital Corp.	92	4
OGE Energy Corp.	83	4
American Water Works Co. Inc.	149	4
* Calpine Corp.	297	4
CMS Energy Corp.	196	3
Pepco Holdings Inc.	190	3
Alliant Energy Corp.	94	3
Allegheny Energy Inc.	145	3
MDU Resources Group Inc.	160	3
Integrys Energy Group Inc.	66	3
TECO Energy Inc.	182	3
UGI Corp.	93	3
NV Energy Inc.	200	3
Energen Corp.	61	3
ITC Holdings Corp.	43	3
DPL Inc.	101	3
Aqua America Inc.	117	2
Questar Corp.	150	2
AGL Resources Inc.	66	2
Atmos Energy Corp.	79	2
Westar Energy Inc.	94	2
Great Plains Energy Inc.	116	2
Piedmont Natural Gas Co. Inc.	61	2
Vectren Corp.	69	2
Hawaiian Electric Industries Inc.	79	2
Nicor Inc.	39	2
Cleco Corp.	53	2
WGL Holdings Inc.	44	2
New Jersey Resources Corp.	36	2
IDACORP Inc.	42	2
UIL Holdings Corp.	48	1
Southwest Gas Corp.	39	1
Portland General Electric Co.	64	1
South Jersey Industries Inc.	26	1
* Mirant Corp.	124	1
Northwest Natural Gas Co.	23	1
Unisource Energy Corp.	31	1

*	RRI Energy Inc.	300	1
Black Hills Corp.	34	1
*	El Paso Electric Co.	39	1
Avista Corp.	48	1
Allete Inc.	27	1
PNM Resources Inc.	77	1
NorthWestern Corp.	32	1
MGE Energy Inc.	22	1
Empire District Electric Co.	40	1
Laclede Group Inc.	24	1
CH Energy Group Inc.	18	1
Otter Tail Corp.	40	1
California Water Service Group	22	1
American States Water Co.	22	1
*	Dynegy Inc. Class A	142	1
Ormat Technologies Inc.	26	1
Chesapeake Utilities Corp.	4	—
SJW Corp.	5	—
Middlesex Water Co.	6	—
Central Vermont Public Service Corp.	5	—
Unitil Corp.	4	—
York Water Co.	5	—
Connecticut Water Service Inc.	3	—
*	Cadiz Inc.	5	—
Artesian Resources Corp. Class A	3	—
Consolidated Water Co. Ltd.	6	—
*	American DG Energy Inc.	8	—
400
Total Common Stocks (Cost $11,180)	11,416
Temporary Cash Investments (0.3%)
Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
1	Fannie Mae Discount Notes	0.210%	1/19/11	30	30
Total Temporary Cash Investments (Cost $30)	30
Total Investments (100.2%) (Cost $11,210)	11,446
Other Assets and Liabilities-Net (-0.2%)	(25)
Net Assets (100%)	11,421

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,416	—	—
Temporary Cash Investments	—	30	—
Total	11,416	30	—

C. At November 30, 2010, the cost of investment securities for tax purposes was $11,210,000. Net unrealized appreciation of investment securities for tax purposes was $236,000, consisting of unrealized gains of $450,000 on securities that had risen in value since their purchase and $214,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.